   As filed with the Securities and Exchange Commission on July 10, 2002.

                                                              File No. 333-69485
                                                                        811-4732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No.                                   [ ]
                                     ------
         Post-Effective Amendment No.   21                             [X]
                                      -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    249                                 [X]
                                ---------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on August 5, 2002 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on __________, 2002 pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

THE DIRECTOR
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series VII and Series VIIR of The Director variable annuity. Please read it carefully.

The Director variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              13
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           17
--------------------------------------------------------------------------------
  Principal First                                                            19
--------------------------------------------------------------------------------
  Death Benefit                                                              21
--------------------------------------------------------------------------------
  Surrenders                                                                 24
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              26
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     28
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            29
--------------------------------------------------------------------------------
  Legal Matters                                                              29
--------------------------------------------------------------------------------
  More Information                                                           30
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   30
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     34
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           35
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           38
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  41
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      42
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                           TOTAL FUND
                                     MANAGEMENT   OTHER    OPERATING
                                        FEES     EXPENSES   EXPENSES
---------------------------------------------------------------------
Hartford Advisers HLS Fund             0.63%      0.03%      0.66%
---------------------------------------------------------------------
Hartford Bond HLS Fund                 0.48%      0.03%      0.51%
---------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                                 0.63%      0.05%      0.68%
---------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                                 0.65%      0.03%      0.68%
---------------------------------------------------------------------
Hartford Focus HLS Fund (1)            0.85%      0.10%      0.95%
---------------------------------------------------------------------
Hartford Global Advisers HLS Fund      0.76%      0.10%      0.86%
---------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                 0.85%      0.07%      0.92%
---------------------------------------------------------------------
Hartford Global Financial Services
  HLS Fund                             0.85%      0.08%      0.93%
---------------------------------------------------------------------
Hartford Global Health HLS Fund        0.85%      0.04%      0.89%
---------------------------------------------------------------------
Hartford Global Leaders HLS Fund       0.74%      0.07%      0.81%
---------------------------------------------------------------------
Hartford Global Technology HLS Fund    0.85%      0.04%      0.89%
---------------------------------------------------------------------
Hartford Growth HLS Fund (1)           0.83%      0.08%      0.91%
---------------------------------------------------------------------
Hartford Growth and Income HLS Fund    0.75%      0.04%      0.79%
---------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                                 0.61%      0.04%      0.65%
---------------------------------------------------------------------
Hartford High Yield HLS Fund           0.77%      0.04%      0.81%
---------------------------------------------------------------------
Hartford Index HLS Fund                0.40%      0.03%      0.43%
---------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (1)            0.85%      0.15%      1.00%
---------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund               0.70%      0.11%      0.81%
---------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (1)                 0.85%      0.15%      1.00%
---------------------------------------------------------------------
Hartford MidCap HLS Fund               0.67%      0.03%      0.70%
---------------------------------------------------------------------
Hartford MidCap Value HLS Fund (1)     0.83%      0.07%      0.90%
---------------------------------------------------------------------
Hartford Money Market HLS Fund         0.45%      0.03%      0.48%
---------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                                 0.45%      0.03%      0.48%
---------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund      0.63%      0.05%      0.68%
---------------------------------------------------------------------
Hartford Small Company HLS Fund        0.72%      0.04%      0.76%
---------------------------------------------------------------------
Hartford Stock HLS Fund                0.46%      0.03%      0.49%
---------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                             0.47%      0.04%      0.51%
---------------------------------------------------------------------
Hartford Value HLS Fund (1)            0.83%      0.07%      0.90%
---------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                                 0.68%      0.05%      0.73%
---------------------------------------------------------------------

(1) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. Total Fund Operating Expenses are based on annualized estimates of expenses to be incurred during the current fiscal year.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $88     $139     $183      $305     $27      $84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $87     $135     $175      $290     $25      $79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $91     $148     $197      $333     $30      $92     $158      $332
-------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $90     $145     $192      $324     $29      $90     $153      $324
-------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $91     $147     $195      $330     $29      $92     $156      $329
-------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $91     $147     $196      $331     $30      $92     $157      $330
-------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $91     $146     $194      $327     $29      $91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $91     $146     $194      $327     $29      $91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $91     $147      N/A       N/A     $29      $91      N/A       N/A
-------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $90     $143     $189      $318     $28      $88     $150      $317
-------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $88     $139     $182      $304     $27      $83     $143      $303
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $86     $133     $171      $282     $24      $77     $131      $281
-------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $89     $141     $185      $309     $27      $85     $145      $308
-------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $87     $134     $174      $287     $25      $78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $87     $134     $174      $287     $25      $78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $89     $142     $188      $315     $28      $87     $148      $314
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $87     $135     $174      $288     $25      $78     $134      $287
-------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $87     $135     $175      $290     $25      $79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $89     $142     $186      $312     $27      $86     $147      $311
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
Hartford Advisers HLS
  Fund                      $28      $84     $144      $305
-------------------------
Hartford Bond HLS Fund      $26      $80     $136      $290
-------------------------
Hartford Capital
  Appreciation HLS Fund     $28      $85     $145      $307
-------------------------
Hartford Dividend and
  Growth HLS Fund           $28      $85     $145      $307
-------------------------
Hartford Focus HLS Fund     $30      $93     $159      $333
-------------------------
Hartford Global Advisers
  HLS Fund                  $30      $91     $154      $324
-------------------------
Hartford Global
  Communications HLS Fund   $30      $92     $157      $330
-------------------------
Hartford Global Financial
  Services HLS Fund         $30      $93     $158      $331
-------------------------
Hartford Global Health
  HLS Fund                  $30      $91     $156      $327
-------------------------
Hartford Global Leaders
  HLS Fund                  $29      $89     $152      $320
-------------------------
Hartford Global
  Technology HLS Fund       $30      $91     $156      $327
-------------------------
Hartford Growth HLS Fund    $30      $92      N/A       N/A
-------------------------
Hartford Growth and
  Income HLS Fund           $29      $88     $151      $318
-------------------------
Hartford Growth
  Opportunities HLS Fund    $27      $84     $143      $304
-------------------------
Hartford High Yield HLS
  Fund                      $29      $89     $152      $320
-------------------------
Hartford Index HLS Fund     $25      $77     $132      $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $31      $95     $161      $338
-------------------------
Hartford International
  Opportunities HLS Fund    $29      $89     $152      $320
-------------------------
Hartford International
  Small Company HLS Fund    $31      $95     $161      $338
-------------------------
Hartford MidCap HLS Fund    $28      $86     $146      $309
-------------------------
Hartford MidCap Value HLS
  Fund                      $30      $92     $156      $328
-------------------------
Hartford Money Market HLS
  Fund                      $26      $79     $135      $287
-------------------------
Hartford Mortgage
  Securities HLS Fund       $26      $79     $135      $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                  $28      $85     $145      $307
-------------------------
Hartford Small Company
  HLS Fund                  $29      $87     $149      $315
-------------------------
Hartford Stock HLS Fund     $26      $79     $135      $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund       $26      $80     $136      $290
-------------------------
Hartford Value HLS Fund     $30      $92     $156      $328
-------------------------
Hartford Value
  Opportunities HLS Fund    $28      $87     $147      $312
-------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The

10
                                                 HARTFORD LIFE INSURANCE COMPANY
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Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
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GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01        A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       9/20/01       AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01       AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
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The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
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HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the

14
                                                 HARTFORD LIFE INSURANCE COMPANY
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period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your

                                                                              15
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current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VII of the Contract was sold before May 1, 2002. Series VIIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days

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while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may

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terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave

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your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
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      3                       6%
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      4                       5%
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      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less

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than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

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If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For

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more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the

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  Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,
- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

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The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

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PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

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For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest

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DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President,

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General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

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 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

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    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However,

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either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
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    Additional Materials
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    Performance Comparisons
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PERFORMANCE TABLES
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ACCUMULATION UNIT VALUES
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FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up"contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

36
                                                 HARTFORD LIFE INSURANCE COMPANY
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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

                                                                              37
HARTFORD LIFE INSURANCE COMPANY
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- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $4.708     $4.803     $4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.434     $4.708     $4.803
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     857         --         --
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.416     $2.185     $2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.593     $2.416     $2.185
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     390         --         --
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $8.388     $7.501     $5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.709     $8.388     $7.501
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     483         --         --
---------------------------------------------------------------------

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                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.816     $2.570     $2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.669     $2.816     $2.570
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     557         --         --
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.031         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   4,678         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      51         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.656     $1.796     $1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.533     $1.656     $1.796
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                  47,244     61,514     57,797
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      63         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.711         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     917         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.952         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,531         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       1         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.469     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481     $1.469         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                  31,239     28,572         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     241         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.792     $1.952     $1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.476     $1.792     $1.952
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                  82,649     87,887     25,343
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     149         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.621     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.473     $0.621         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                  46,696     39,523         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.728         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.471         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     521         --         --
---------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.325     $1.422     $1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.204     $1.325     $1.422
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                  60,649     78,728     41,232
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     384         --         --
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.068     $1.070     $1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.083     $1.068     $1.070
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     346         --         --
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $5.012     $5.608     $4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.340     $5.012     $5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 118,643    148,780    152,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     316         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,255         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      48         --         --
---------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.856     $2.267     $1.641
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.489     $1.856     $2.267
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                 161,209    211,646    218,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.838         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     117         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.932         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     318         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.546     $2.056     $1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.423     $2.546     $2.056
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                 231,978    241,334    118,306
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     564         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.991         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                  26,956         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     244         --         --
---------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.863     $1.777     $1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.911     $1.863     $1.777
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                 261,219    189,367    213,832
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     310         --         --
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.414     $2.217     $2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.563     $2.414     $2.217
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                  56,256     55,019     69,555
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     142         --         --
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.931     $2.251     $1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.622     $1.931     $2.251
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                 108,663    140,975    107,808
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     262         --         --
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $6.587     $7.176     $6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.710     $6.587     $7.176
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                 327,957    419,495    432,424
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     436         --         --
---------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.000         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       0         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      73         --         --
---------------------------------------------------------------------

 (a)  Inception date May 1, 2000.

 (b)  Inception date May 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for The Director variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
          SERIES VII AND SERIES VIIR OF THE DIRECTOR VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                              SUB-ACCOUNT                                                   SINCE
SUB-ACCOUNT                                  INCEPTION DATE      1 YEAR           5 YEAR      10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       06/02/86            -15.21%           5.91%   7.61%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           06/02/86             -2.67%           2.66%   2.99%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           06/02/86            -17.32%          11.25%  13.43%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            03/09/94            -14.66%           7.24%    N/A             11.43%
----------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                          04/30/01               N/A             N/A     N/A             -6.93%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                03/01/95            -16.69%           0.43%    N/A              3.78%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund          12/27/00            -43.77%            N/A     N/A            -42.94%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund      12/27/00            -16.20%            N/A     N/A            -15.23%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                  05/01/00             -9.07%            N/A     N/A             20.15%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/98            -26.18%            N/A     N/A              8.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund              05/01/00            -31.90%            N/A     N/A            -42.83%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              05/29/98            -18.31%            N/A     N/A              1.12%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           03/24/87            -31.94%           6.50%   6.73%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/98             -8.48%            N/A     N/A             -2.80%
----------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/87            -22.26%           6.09%   8.87%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                        04/30/01               N/A             N/A     N/A            -23.46%
----------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                            07/02/90            -28.15%          -3.46%   1.87%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                            04/30/01               N/A             N/A     N/A            -16.09%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         07/30/97            -14.27%            N/A     N/A             19.42%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                   04/30/01               N/A             N/A     N/A            -10.95%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   06/02/86             -7.39%           0.06%   0.40%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            06/02/86             -3.84%           2.06%   2.35%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund               05/02/94            -29.48%           7.48%    N/A              8.30%
----------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  08/09/96            -24.65%           5.87%    N/A              6.48%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          06/02/86            -22.18%           7.33%  10.11%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                            03/24/87             -3.83%           2.06%   2.23%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                          04/30/01               N/A             N/A     N/A            -10.52%
----------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/96            -13.28%           7.18%    N/A              8.14%
----------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                                   FUND                                              SINCE
SUB-ACCOUNT                                   INCEPTION DATE      1 YEAR       5 YEAR  10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                        03/31/83             -5.83%   8.82%   9.76%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                            08/31/77              7.33%   6.17%   5.68%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund            04/02/84             -8.09%  13.96%  15.19%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund             03/09/94             -5.23%  10.09%    N/A             13.39%
---------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                           04/30/01               N/A     N/A     N/A              3.07%
---------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 03/01/95             -7.42%   3.91%    N/A              6.45%
---------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund           12/27/00            -36.54%    N/A     N/A            -36.36%
---------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund       12/27/00             -6.90%    N/A     N/A             -6.91%
---------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                   05/01/00              0.77%    N/A     N/A             26.53%
---------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                  10/01/98            -17.62%    N/A     N/A             12.74%
---------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund               05/01/00            -23.77%    N/A     N/A            -36.12%
---------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund               05/29/98             -9.16%    N/A     N/A              5.29%
---------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund            03/24/87            -23.81%   9.37%   9.04%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                      10/01/98              1.41%    N/A     N/A              2.48%
---------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                           05/01/87            -13.41%   8.81%  10.89%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                         04/30/01               N/A     N/A     N/A            -14.70%
---------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                             07/02/90            -19.74%   0.09%   4.29%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                             04/30/01               N/A     N/A     N/A             -6.77%
---------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                          07/30/97             -4.82%    N/A     N/A             22.16%
---------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                    04/30/01               N/A     N/A     N/A             -1.24%
---------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                    06/30/80              2.58%   3.79%   3.39%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund             01/01/85              6.16%   5.63%   5.14%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                05/02/94            -21.17%  10.37%    N/A             10.65%
---------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                   08/09/96            -15.98%   8.76%    N/A              9.39%
---------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                           08/31/77            -13.32%   9.99%  12.03%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund      03/24/87              6.17%   5.63%   5.01%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                           04/30/01               N/A     N/A     N/A             -0.78%
---------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund             05/01/96             -3.76%  10.17%    N/A             10.86%
---------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD    EFFECTIVE YIELD
---------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                      0.55%         0.55%
---------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                            YIELD
----------------------------------------------------------------------------
Hartford Bond HLS Fund                                                 4.44%
----------------------------------------------------------------------------
Hartford High Yield HLS Fund                                           9.52%
----------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                  3.56%
----------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $4.708      $4.803      $4.398
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.434      $4.708      $4.803
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           939,510   1,054,157   1,156,230
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.696      $4.798      $4.663
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.416      $4.696      $4.798
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             9,559      11,997       4,952
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.767          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.426          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             3,084          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.754          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.408          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               857          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.416      $2.185      $2.258
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.593      $2.416      $2.185
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           216,138     152,494     167,707
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.410      $2.182      $2.233
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.583      $2.410      $2.182
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             2,842       2,190         756
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.450          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.588          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,260          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.444          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.578          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               390          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.388      $7.501      $5.526
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.709      $8.388      $7.501
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           340,758     357,409     347,433
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.367      $7.494      $6.255
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.678      $8.367      $7.494
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             3,371       4,645       1,112
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.843          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.695          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,286          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.820          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.664          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               483          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.816      $2.570      $2.471
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.669      $2.816      $2.570
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           339,000     335,847     381,269
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.809      $2.567      $2.655
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.658      $2.809      $2.567
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             2,428       2,938       1,030
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.754          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.664          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,705          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.747          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.653          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               557          --          --
-------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.031          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             4,678          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               136          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               317          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.028          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                51          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.656      $1.796      $1.476
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.533      $1.656      $1.796
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            47,244      61,514      57,797
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.652      $1.791      $1.576
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.527      $1.652      $1.791
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               616       1,092         391
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.656          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.530          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               152          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.651          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.524          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                63          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.711          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               917          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 7          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                12          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.709          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.952          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,531          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                14          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                32          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.950          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.469      $1.000          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481      $1.469          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            31,239      28,572          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.468      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.477      $1.468          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,253       1,264          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.478          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               732          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.386          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               241          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.792      $1.952      $1.315
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.476      $1.792      $1.952
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            82,649      87,887      25,343
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.788      $1.951      $1.451
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.470      $1.788      $1.951
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             2,176       4,200         602
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.773          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               835          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.769          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.468          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               149          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.621      $1.000          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473      $0.621          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            46,696      39,523          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.620      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.472      $0.620          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,845       1,695          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.729          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               976          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.728          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.471          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               521          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.325      $1.422      $1.182
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.204      $1.325      $1.422
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            60,649      78,728      41,232
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.322      $1.420      $1.281
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.199      $1.322      $1.420
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             3,064       3,737       1,551
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.390          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.201          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               798          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.197          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               384          --          --
-------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.068      $1.070      $1.035
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.083      $1.068      $1.070
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            41,322      22,916      14,681
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.065      $1.069      $1.084
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.079      $1.065      $1.069
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,223       1,881         707
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.128          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.081          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               540          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.125          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.077          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               346          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.012      $5.608      $4.712
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.340      $5.012      $5.608
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              118,643     148,780     152,272
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.999      $5.602      $5.181
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.323      $4.999      $5.602
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             2,389       3,070       1,107
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.175          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.332          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               760          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.161          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.315          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               316          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                1,255          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.853          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                33          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.852          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                48          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.856      $2.267      $1.641
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.489      $1.856      $2.267
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           161,209     211,646     218,272
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851      $2.265      $1.806
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.483      $1.851      $2.265
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,748       2,312         449
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.842          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.487          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               156          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.838          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               117          --          --
-------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.932          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               318          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.930          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.546      $2.056      $1.371
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.423      $2.546      $2.056
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           231,978     241,334     118,306
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.540      $2.054      $1.588
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.414      $2.540      $2.054
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             4,843       6,668       1,455
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.573          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.419          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,426          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.566          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.409          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               564          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            26,956          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               537          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.990          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               710          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.989          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               244          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.863      $1.777      $1.716
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.911      $1.863      $1.777
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           261,219     189,367     213,832
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.858      $1.776      $1.735
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.903      $1.858      $1.776
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             5,335       3,808       1,061
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.870          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.907          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,850          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.865          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.900          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               310          --          --
-------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.414      $2.217      $2.211
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.563      $2.414      $2.217
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            56,256      55,019      69,555
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.408      $2.214      $2.231
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.553      $2.408      $2.214
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,335         769         120
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.434          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.558          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               303          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.428          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.548          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               142          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.931      $2.251      $1.374
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.622      $1.931      $2.251
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           108,663     140,975     107,808
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.926      $2.248      $1.510
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.616      $1.926      $2.248
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             2,737       3,653         726
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.856          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.620          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               468          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.613          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               262          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.587      $7.176      $6.066
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.710      $6.587      $7.176
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           327,957     419,495     432,424
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.571      $7.169      $6.715
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.687      $6.571      $7.169
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             4,576       6,395       2,105
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.708          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.699          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,201          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.691          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.676          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               436          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               156          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               270          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.998          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                73          --          --
-------------------------------------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

THE BB&T DIRECTOR
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II and Series IIR of The BB&T Director variable annuity. Please read it carefully.

The BB&T Director variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- BB&T CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases shares of the BB&T Capital Appreciation Fund of Variable Insurance Funds

- BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases shares of the BB&T Capital Manager Aggressive Growth Fund of Variable Insurance Funds

- BB&T GROWTH AND INCOME FUND SUB-ACCOUNT which purchases shares of the BB&T Growth and Income Fund of Variable Insurance Funds

- BB&T LARGE COMPANY GROWTH FUND SUB-ACCOUNT which purchases shares of the BB&T Large Company Growth Fund of Variable Insurance Funds

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   10
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 12
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            12
--------------------------------------------------------------------------------
  The Separate Account                                                       12
--------------------------------------------------------------------------------
  The Funds                                                                  12
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              15
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   15
--------------------------------------------------------------------------------
THE CONTRACT                                                                 16
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               16
--------------------------------------------------------------------------------
  Charges and Fees                                                           19
--------------------------------------------------------------------------------
  Principal First                                                            21
--------------------------------------------------------------------------------
  Death Benefit                                                              22
--------------------------------------------------------------------------------
  Surrenders                                                                 25
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              27
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     29
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            30
--------------------------------------------------------------------------------
  Legal Matters                                                              31
--------------------------------------------------------------------------------
  More Information                                                           31
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   31
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     36
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           37
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           40
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  43
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      44
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                       OTHER        TOTAL FUND
                                     MANAGEMENT FEES  EXPENSES  OPERATING EXPENSES
----------------------------------------------------------------------------------
BB&T Capital Appreciation Fund (1)        0.74%        0.84%           1.58%
----------------------------------------------------------------------------------
BB&T Capital Manager Aggressive
  Growth Fund (1)(2)(3)                   0.25%        0.38%           0.63%
----------------------------------------------------------------------------------
BB&T Growth and Income Fund (1)           0.74%        0.41%           1.15%
----------------------------------------------------------------------------------
BB&T Large Company Growth
  Fund (1)(2)                             0.74%        0.85%           1.59%
----------------------------------------------------------------------------------
Hartford Advisers HLS Fund                0.63%        0.03%           0.66%
----------------------------------------------------------------------------------
Hartford Bond HLS Fund                    0.48%        0.03%           0.51%
----------------------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                                    0.63%        0.05%           0.68%
----------------------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                                    0.65%        0.03%           0.68%
----------------------------------------------------------------------------------
Hartford Focus HLS Fund (4)               0.85%        0.10%           0.95%
----------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund         0.76%        0.10%           0.86%
----------------------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                    0.85%        0.07%           0.92%
----------------------------------------------------------------------------------
Hartford Global Financial Services
  HLS Fund                                0.85%        0.08%           0.93%
----------------------------------------------------------------------------------
Hartford Global Health HLS Fund           0.85%        0.04%           0.89%
----------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund          0.74%        0.07%           0.81%
----------------------------------------------------------------------------------
Hartford Global Technology HLS Fund       0.85%        0.04%           0.89%
----------------------------------------------------------------------------------
Hartford Growth HLS Fund (4)              0.83%        0.08%           0.91%
----------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund       0.75%        0.04%           0.79%
----------------------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                                    0.61%        0.04%           0.65%
----------------------------------------------------------------------------------
Hartford High Yield HLS Fund              0.77%        0.04%           0.81%
----------------------------------------------------------------------------------
Hartford Index HLS Fund                   0.40%        0.03%           0.43%
----------------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (4)               0.85%        0.15%           1.00%
----------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund                  0.70%        0.11%           0.81%
----------------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (4)                    0.85%        0.15%           1.00%
----------------------------------------------------------------------------------
Hartford MidCap HLS Fund                  0.67%        0.03%           0.70%
----------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (4)        0.83%        0.07%           0.90%
----------------------------------------------------------------------------------
Hartford Money Market HLS Fund            0.45%        0.03%           0.48%
----------------------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                                    0.45%        0.03%           0.48%
----------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund         0.63%        0.05%           0.68%
----------------------------------------------------------------------------------
Hartford Small Company HLS Fund           0.72%        0.04%           0.76%
----------------------------------------------------------------------------------
Hartford Stock HLS Fund                   0.46%        0.03%           0.49%
----------------------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                                0.47%        0.04%           0.51%
----------------------------------------------------------------------------------
Hartford Value HLS Fund (4)               0.83%        0.07%           0.90%
----------------------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                                    0.68%        0.05%           0.73%
----------------------------------------------------------------------------------

8
                                                 HARTFORD LIFE INSURANCE COMPANY
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(1) Total Fund Operating Expenses after fee waivers and expense reimbursements for the BB&T Capital Appreciation Fund, BB&T Capital Manager Aggressive Growth Fund, BB&T Growth and Income Fund and the BB&T Large Company Growth Fund are shown below. This fee waiver and expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                                       OTHER        TOTAL FUND
                                     MANAGEMENT FEES  EXPENSES  OPERATING EXPENSES
----------------------------------------------------------------------------------
BB&T Capital Appreciation Fund            0.35%        0.84%           1.19%
----------------------------------------------------------------------------------
BB&T Capital Manager Aggressive
  Growth Fund                             0.16%        0.38%           0.54%
----------------------------------------------------------------------------------
BB&T Growth and Income Fund               0.60%        0.26%           0.86%
----------------------------------------------------------------------------------
BB&T Large Company Growth Fund            0.34%        0.85%           1.19%
----------------------------------------------------------------------------------

(2) BB&T Capital Manager Aggressive Growth Fund and BB&T Large Company Growth Fund are new Funds. Total Fund Operating Expenses for these Funds are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(3) BB&T Capital Manager Aggressive Growth Fund seeks its investment objective by investing in a diversified portfolio of mutual funds (the "Underlying Funds") offered by the BB&T Funds, an affiliated open-end management investment company. In addition to the expenses shown above, Contract Owners who allocate a portion of their Contract Value to the BB&T Capital Manager Aggressive Growth Fund will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Funds, so that the investment returns of the BB&T Capital Manager Aggressive Growth Fund will be net of the expenses of the Underlying Funds. The level of these indirect expenses will vary depending on how the BB&T Capital Manager Aggressive Growth Fund allocates its investment among the Underlying Funds. The investment adviser currently waives a portion of its management fees and/or reimburses operating expenses with respect to certain of the Underlying Funds. Any such fee waiver or expense reimbursement is voluntary and may be terminated at any time. Any termination of a fee waiver or expense reimbursement undertaking with respect to an Underlying Fund may be expected to increase the operating expenses of that Underlying Fund and, therefore, the investment expenses of the BB&T Capital Manager Aggressive Growth Fund.

    Based on the estimated expenses for the BB&T Capital Manager Aggressive Growth Fund and the expenses of the Underlying Funds during their most recent fiscal years, the average weighted expense ratio for the BB&T Capital Manager Aggressive Growth Fund, expressed as a percentage of average daily net assets, is estimated to be approximately 1.60%, and is generally expected to vary within the following estimated range of expense ratios:

                                     MINIMUM ESTIMATED         MAXIMUM ESTIMATED
                                       TOTAL ANNUAL              TOTAL ANNUAL
                                         EXPENSES                  EXPENSES
--------------------------------------------------------------------------------
BB&T Capital Manager Aggressive
  Growth Fund                              1.56%          to         1.72%
--------------------------------------------------------------------------------

(4) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                                                                                                  If you do not Surrender your
                                  If you Surrender your Contract: If you annuitize your Contract: Contract:
SUB-ACCOUNT                       1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
BB&T Capital Appreciation Fund     $98    $166    $227     $392    $36    $112    $189     $391    $37    $112    $190     $392
---------------------------------------------------------------------------------------------------------------------------------
BB&T Capital Manager Aggressive
  Growth Fund                      $88    $139    $181     $302    $26    $ 83    $142     $301    $27    $ 84    $142     $302
---------------------------------------------------------------------------------------------------------------------------------
BB&T Growth and Income Fund        $93    $154    $206     $352    $32    $ 99    $168     $351    $33    $ 99    $168     $352
---------------------------------------------------------------------------------------------------------------------------------
BB&T Large Company Growth Fund     $98    $166    $227     $393    $36    $112    $189     $392    $37    $113    $190     $393
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund         $88    $139    $183     $305    $27    $ 84    $143     $304    $28    $ 84    $144     $305
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund             $87    $135    $175     $290    $25    $ 79    $135     $289    $26    $ 80    $136     $290
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                             $89    $140    $184     $307    $27    $ 84    $144     $306    $28    $ 85    $145     $307
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                             $89    $140    $184     $307    $27    $ 84    $144     $306    $28    $ 85    $145     $307
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund            $91    $148    $197     $333    $30    $ 92    $158     $332    $30    $ 93    $159     $333
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund  $90    $145    $192     $324    $29    $ 90    $153     $324    $30    $ 91    $154     $324
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications
  HLS Fund                         $91    $147    $195     $330    $29    $ 92    $156     $329    $30    $ 92    $157     $330
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund                $91    $147    $196     $331    $30    $ 92    $157     $330    $30    $ 93    $158     $331
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund    $91    $146    $194     $327    $29    $ 91    $155     $326    $30    $ 91    $156     $327
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund   $90    $144    $190     $320    $28    $ 88    $151     $319    $29    $ 89    $152     $320
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS
  Fund                             $91    $146    $194     $327    $29    $ 91    $155     $326    $30    $ 91    $156     $327
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund           $91    $147     N/A      N/A    $29    $ 91     N/A      N/A    $30    $ 92     N/A      N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS
  Fund                             $90    $143    $189     $318    $28    $ 88    $150     $317    $29    $ 88    $151     $318
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                             $88    $139    $182     $304    $27    $ 83    $143     $303    $27    $ 84    $143     $304
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund       $90    $144    $190     $320    $28    $ 88    $151     $319    $29    $ 89    $152     $320
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund            $86    $133    $171     $282    $24    $ 77    $131     $281    $25    $ 77    $132     $282
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund            $92    $149    $199     $338    $30    $ 94    $160     $337    $31    $ 95    $161     $338
---------------------------------------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund           $90    $144    $190     $320    $28    $ 88    $151     $319    $29    $ 89    $152     $320
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund                 $92    $149    $199     $338    $30    $ 94    $160     $337    $31    $ 95    $161     $338
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund           $89    $141    $185     $309    $27    $ 85    $145     $308    $28    $ 86    $146     $309
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund     $91    $147    $194     $328    $29    $ 91    $155     $327    $30    $ 92    $156     $328
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund     $87    $134    $174     $287    $25    $ 78    $134     $286    $26    $ 79    $135     $287
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                             $87    $134    $174     $287    $25    $ 78    $134     $286    $26    $ 79    $135     $287
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund  $89    $140    $184     $307    $27    $ 84    $144     $306    $28    $ 85    $145     $307
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund    $89    $142    $188     $315    $28    $ 87    $148     $314    $29    $ 87    $149     $315
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund            $87    $135    $174     $288    $25    $ 78    $134     $287    $26    $ 79    $135     $288
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund              $87    $135    $175     $290    $25    $ 79    $135     $289    $26    $ 80    $136     $290
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund            $91    $147    $194     $328    $29    $ 91    $155     $327    $30    $ 92    $156     $328
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                             $89    $142    $186     $312    $27    $ 86    $147     $311    $28    $ 87    $147     $312
---------------------------------------------------------------------------------------------------------------------------------

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                      7%
-----------------------------------------
      2                      6%
-----------------------------------------
      3                      6%
-----------------------------------------
      4                      5%
-----------------------------------------
      5                      4%
-----------------------------------------
      6                      3%
-----------------------------------------
      7                      2%
-----------------------------------------
  8 or more                  0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

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GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01        A+   Financial strength
------------------------------------------------------------------------------------------------
                                                             Financial security
 Standard & Poor's                       9/20/01       AA    characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01       AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

BB&T Capital Appreciation Fund, BB&T Capital Manager Aggressive Growth Fund, BB&T Growth and Income Fund and BB&T Large Company Growth Fund are diversified series of the Variable Insurance Funds, a Massachusetts business trust which is registered with the Securities and Exchange Commission as a open-end management investment company. BB&T Asset Management, LLC serves as the investment adviser.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment

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objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

BB&T CAPITAL APPRECIATION FUND -- Seeks long-term capital appreciation. Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies with market capitalizations in excess of $2 billion that the adviser believes have an established record of growth and continue to present significant growth potential.

BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND -- Seeks capital appreciation. Under normal market conditions, the Fund will invest primarily in a diversified portfolio of mutual funds offered by the BB&T Funds, an affiliated open-end investment company.

BB&T GROWTH AND INCOME FUND -- Seeks capital growth, current income or both. Under normal market conditions, the Fund invests at least 65% of its total assets in stocks, which may include common stocks, preferred stocks, warrants, or debt instruments that are convertible into common stocks.

BB&T LARGE COMPANY GROWTH FUND -- Seeks capital growth. Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities issued by large capitalization companies, and will primarily invest in companies that the adviser believes have the potential to provide significant capital growth.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series II of the Contract was sold before May 1, 2002. Series IIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IIR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our

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InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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                                                 HARTFORD LIFE INSURANCE COMPANY
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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we

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believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                      7%
-----------------------------------------
      2                      6%
-----------------------------------------
      3                      6%
-----------------------------------------
      4                      5%
-----------------------------------------
      5                      4%
-----------------------------------------
      6                      3%
-----------------------------------------
      7                      2%
-----------------------------------------
  8 or more                  0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the

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assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

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We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

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If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

- To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the

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  Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as

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a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT
DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT
DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR
YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be

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treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual

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                                                 HARTFORD LIFE INSURANCE COMPANY
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dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity

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Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also

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allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired

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officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in

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the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any

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annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    F. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
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    Additional Materials
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    Performance Comparisons
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PERFORMANCE TABLES
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ACCUMULATION UNIT VALUES
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FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up"contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

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The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

40
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

--------------------------------------------------------------------------------

                                                                              41
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

42
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

                                                                              43
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
-----------------------------------------------------------------------
BB&T CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.000         --         --(c)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.067         --         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                        16         --         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.000         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.066         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        --         --         --
-----------------------------------------------------------------------
BB&T CAPITAL MANAGER AGGRESSIVE
  GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.000         --         --(b)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.911         --         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     1,825         --         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.000         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.909         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       385         --         --
-----------------------------------------------------------------------
BB&T GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.355     $1.265     $1.332
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.340     $1.355     $1.265
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    36,388     25,296     21,984
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.356         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.332         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       427         --         --
-----------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
-----------------------------------------------------------------------
BB&T LARGE COMPANY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.000         --         --(c)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.080         --         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                        31         --         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.000         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.079         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        --         --         --
-----------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $4.708     $4.803     $4.398
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $4.434     $4.708     $4.803
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   939,510  1,054,157  1,156,230
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $4.754         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $4.408         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        82         --         --
-----------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $2.416     $2.185     $2.258
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $2.593     $2.416     $2.185
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   216,138    152,494    167,707
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $2.444         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $2.578         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         7         --         --
-----------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $8.388     $7.501     $5.526
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $7.709     $8.388     $7.501
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   340,758    357,409    347,433
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $8.820         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $7.664         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       107         --         --
-----------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
-----------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $2.816     $2.570     $2.471
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $2.669     $2.816     $2.570
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   339,000    335,847    381,269
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $2.747         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $2.653         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        31         --         --
-----------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.000         --         --(b)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.031         --         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     1,883         --         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.000         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.028         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        --         --         --
-----------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.656     $1.796     $1.476
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.533     $1.656     $1.796
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     1,307     61,514     57,797
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.651         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.524         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         7         --         --
-----------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.000         --         --(b)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.711         --         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       117         --         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.000         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.709         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         1         --         --
-----------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
-----------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.000         --         --(b)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.952         --         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                        98         --         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.000         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.950         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       149         --         --
-----------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.469     $1.000         --(a)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.481     $1.469         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     3,697     28,572         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.386         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.474         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       272         --         --
-----------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.792     $1.952     $1.315
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.476     $1.792     $1.952
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     4,767     87,887     25,343
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.769         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.468         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         7         --         --
-----------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $0.621     $1.000         --(a)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.473     $0.621         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     2,849     39,523         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $0.728         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.471         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       128         --         --
-----------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
-----------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.325     $1.422     $1.182
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.204     $1.325     $1.422
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     4,489     78,728     41,232
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.387         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.197         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         6         --         --
-----------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.068     $1.070     $1.035
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.083     $1.068     $1.070
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    41,322     22,916     14,681
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.125         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.077         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        --         --         --
-----------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $5.012     $5.608     $4.712
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $4.340     $5.012     $5.608
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   132,529    148,780    152,272
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $5.161         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $4.315         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        --         --         --
-----------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.000         --         --(b)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.854         --         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       136         --         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.000         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.852         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        15         --         --
-----------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
-----------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.856     $2.267     $1.641
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.489     $1.856     $2.267
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     2,997    211,646    218,272
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.838         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.481         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        --         --         --
-----------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.000         --         --(b)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.932         --         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                        26         --         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.000         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.930         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        --         --         --
-----------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $2.546     $2.056     $1.371
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $2.423     $2.546     $2.056
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   231,978    241,334    118,306
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $2.566         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $2.409         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        93         --         --
-----------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.000         --         --(b)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.991         --         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     2,487         --         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.000         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.989         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       378         --         --
-----------------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
-----------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.863     $1.777     $1.716
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.911     $1.863     $1.777
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   261,219    189,367    213,832
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.865         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.900         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        29         --         --
-----------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $2.414     $2.217     $2.211
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $2.563     $2.414     $2.217
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     1,430     55,019     69,555
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $2.428         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $2.548         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         2         --         --
-----------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.931     $2.251     $1.374
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.622     $1.931     $2.251
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     4,813    140,975    107,808
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.851         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.613         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         5         --         --
-----------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $6.587     $7.176     $6.066
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $5.710     $6.587     $7.176
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   380,360    419,495    432,424
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $6.691         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $5.676         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        23         --         --
-----------------------------------------------------------------------

                                                                              51
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
-----------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period               $1.000         --         --(b)
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $1.000         --         --
-----------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       435         --         --
-----------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period               $1.000         --         --
-----------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                         $0.998         --         --
-----------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        22         --         --
-----------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

(c) Inception date October 15, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for The BB&T Director variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                 SERIES II AND SERIES IIR OF THE BB&T DIRECTOR


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                                SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
BB&T Capital Appreciation Fund                     10/15/01               N/A              N/A              N/A            -3.28%
---------------------------------------------------------------------------------------------------------------------------------
BB&T Capital Manager Aggressive Growth Fund        04/30/01               N/A              N/A              N/A           -17.10%
---------------------------------------------------------------------------------------------------------------------------------
BB&T Growth and Income Fund                        06/05/97            -10.80%             N/A              N/A             3.07%
---------------------------------------------------------------------------------------------------------------------------------
BB&T Large Company Growth Fund                     10/15/01               N/A              N/A              N/A            -1.98%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                         06/02/86            -15.21%            5.91%            7.61%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                             06/02/86             -2.67%            2.66%            2.99%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund             06/02/86            -17.32%           11.25%           13.43%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund              03/09/94            -14.66%            7.24%             N/A            11.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                            04/30/01               N/A              N/A              N/A            -6.93%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                  03/01/95            -16.69%            0.43%             N/A             3.78%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund            12/27/00            -43.77%             N/A              N/A           -42.94%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund        12/27/00            -16.20%             N/A              N/A           -15.23%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                    05/01/00             -9.07%             N/A              N/A            20.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                   10/01/98            -26.18%             N/A              N/A             8.66%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                05/01/00            -31.90%             N/A              N/A           -42.83%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                05/29/98            -18.31%             N/A              N/A             1.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund             03/24/87            -31.94%            6.50%            6.73%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                       10/01/98             -8.48%             N/A              N/A            -2.80%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                            05/01/87            -22.26%            6.09%            8.87%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                          04/30/01               N/A              N/A              N/A           -23.46%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund      07/02/90            -28.15%           -3.46%            1.87%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund      04/30/01               N/A              N/A              N/A           -16.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                           07/30/97            -14.27%             N/A              N/A            19.42%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                     04/30/01               N/A              N/A              N/A           -10.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                     06/02/86             -7.39%            0.06%            0.40%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund              06/02/86             -3.84%            2.06%            2.35%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                  05/02/94            -29.48%            7.48%             N/A             8.30%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                    08/09/96            -24.65%            5.87%             N/A             6.48%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                            06/02/86            -22.18%            7.33%           10.11%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund       03/24/87             -3.83%            2.06%            2.23%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                            04/30/01               N/A              N/A              N/A           -10.52%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund              05/01/96            -13.28%            7.18%             N/A             8.14%
---------------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                                    FUND                                                               SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
BB&T Capital Appreciation Fund                    10/15/01                N/A              N/A              N/A             6.72%
---------------------------------------------------------------------------------------------------------------------------------
BB&T Capital Manager Aggressive Growth Fund       04/30/01                N/A              N/A              N/A            -7.86%
---------------------------------------------------------------------------------------------------------------------------------
BB&T Growth and Income Fund                       06/05/97              -1.09%             N/A              N/A             6.61%
---------------------------------------------------------------------------------------------------------------------------------
BB&T Large Company Growth Fund                    10/15/01                N/A              N/A              N/A             8.02%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                        03/31/83              -5.83%            8.82%            9.76%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                            08/31/77               7.33%            6.17%            5.68%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund            04/02/84              -8.09%           13.96%           15.19%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund             03/09/94              -5.23%           10.09%             N/A            13.39%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                           04/30/01                N/A              N/A              N/A             3.07%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 03/01/95              -7.42%            3.91%             N/A             6.45%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund           12/27/00             -36.54%             N/A              N/A           -36.36%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund       12/27/00              -6.90%             N/A              N/A            -6.91%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                   05/01/00               0.77%             N/A              N/A            26.53%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                  10/01/98             -17.62%             N/A              N/A            12.74%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund               05/01/00             -23.77%             N/A              N/A           -36.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund               05/29/98              -9.16%             N/A              N/A             5.29%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund            03/24/87             -23.81%            9.37%            9.04%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                      10/01/98               1.41%             N/A              N/A             2.48%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                           05/01/87             -13.41%            8.81%           10.89%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                         04/30/01                N/A              N/A              N/A           -14.70%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund     07/02/90             -19.74%            0.09%            4.29%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund     04/30/01                N/A              N/A              N/A            -6.77%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                          07/30/97              -4.82%             N/A              N/A            22.16%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                    04/30/01                N/A              N/A              N/A            -1.24%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                    06/30/80               2.58%            3.79%            3.39%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund             01/01/85               6.16%            5.63%            5.14%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                 05/02/94             -21.17%           10.37%             N/A            10.65%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                   08/09/96             -15.98%            8.76%             N/A             9.39%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                           08/31/77             -13.32%            9.99%           12.03%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund      03/24/87               6.17%            5.63%            5.01%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                           04/30/01                N/A              N/A              N/A            -0.78%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund             05/01/96              -3.76%           10.17%             N/A            10.86%
---------------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        0.55%                 0.55%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.44%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.52%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.56%
---------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES



(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.



There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.



                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
BB&T CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(c)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.067             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    16             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.067             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    --             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.067             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.066             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------
BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(b)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.911             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 1,825             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.910             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    13             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.910             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                384             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.909             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                385             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
BB&T GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.355         $1.265         $1.332
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.340         $1.355         $1.265
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                36,388         25,296         21,984
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.351         $1.264         $1.378
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.335         $1.351         $1.264
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 1,339            772            164
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.360             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.338             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,057             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.356             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.332             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                427             --             --
--------------------------------------------------------------------------------------------------------------------------------
BB&T LARGE COMPANY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(c)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.080             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    31             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.080             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    11             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.080             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.079             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $4.708         $4.803         $4.398
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.434         $4.708         $4.803
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               939,510      1,054,157      1,156,230
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $4.696         $4.798         $4.663
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.416         $4.696         $4.798
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   639         11,997          4,952
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $4.767             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.426             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                178             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $4.754             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.408             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 82             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $2.416         $2.185         $2.258
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.593         $2.416         $2.185
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               216,138        152,494        167,707
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.410         $2.182         $2.233
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.583         $2.410         $2.182
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   437          2,190            756
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.450             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.588             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                125             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.444             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.578             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  7             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.388         $7.501         $5.526
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.709         $8.388         $7.501
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               340,758        357,409        347,433
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.367         $7.494         $6.255
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.678         $8.367         $7.494
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   347          4,645          1,112
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.843             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.695             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                154             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.820             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.664             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                107             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $2.816         $2.570         $2.471
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.669         $2.816         $2.570
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               339,000        335,847        381,269
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.809         $2.567         $2.655
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.658         $2.809         $2.567
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   191          2,938          1,030
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.754             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.664             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                114             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.747             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.653             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 31             --             --
--------------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(b)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.031             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 1,883             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.029             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    10             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.029             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  8             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.028             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.656         $1.796         $1.476
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.533         $1.656         $1.796
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 1,307         61,514         57,797
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.652         $1.791         $1.576
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.527         $1.652         $1.791
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    20          1,092            391
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.656             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.530             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 12             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.651             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.524             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  7             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(b)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.711             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   117             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.710             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                     1             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.710             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 44             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.709             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(b)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.952             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    98             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.951             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                     2             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.951             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 24             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.950             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                149             --             --
--------------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.469         $1.000             --(a)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.481         $1.469             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 3,697         28,572             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.468         $1.000             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.477         $1.468             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   479          1,264             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.387             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.478             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                214             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.386             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.474             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                272             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.792         $1.952         $1.315
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.476         $1.792         $1.952
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 4,767         87,887         25,343
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.788         $1.951         $1.451
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.470         $1.788         $1.951
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   286          4,200            602
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.773             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.474             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 71             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.769             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.468             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  7             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.621         $1.000             --(a)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.473         $0.621             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 2,849         39,523             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.620         $1.000             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.472         $0.620             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   248          1,695             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.729             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.473             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                243             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.728             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.471             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                128             --             --
--------------------------------------------------------------------------------------------------------------------------------
>HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.325         $1.422         $1.182
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.204         $1.325         $1.422
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 4,489         78,728         41,232
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.322         $1.420         $1.281
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.199         $1.322         $1.420
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    80          3,737          1,551
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.390             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.201             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  3             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.387             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.197             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  6             --             --
--------------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.068         $1.070         $1.035
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.083         $1.068         $1.070
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                41,322         22,916         14,681
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.065         $1.069         $1.084
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.079         $1.065         $1.069
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   288          1,881            707
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.128             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.081             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                145             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.125             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.077             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $5.012         $5.608         $4.712
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.340         $5.012         $5.608
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               132,529        148,780        152,272
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $4.999         $5.602         $5.181
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.323         $4.999         $5.602
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   104          3,070          1,107
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $5.175             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.332             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 71             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $5.161             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.315             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value atbeginning of period                                        $1.000             --             --(b)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.854             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   136             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.854             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    23             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.853             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 30             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.852             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 15             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.856         $2.267         $1.641
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.489         $1.856         $2.267
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 2,997        211,646        218,272
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.851         $2.265         $1.806
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.483         $1.851         $2.265
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   130          2,312            449
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.842             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.487             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 11             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.838             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.481             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(b)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.932             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    26             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.931             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    --             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.931             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.930             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $2.546         $2.056         $1.371
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.423         $2.546         $2.056
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               231,978        241,334        118,306
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.540         $2.054         $1.588
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.414         $2.540         $2.054
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   743          6,668          1,455
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.573             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.419             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 99             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.566             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.409             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 93             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(b)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.991             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 2,487             --
                                                                                                                         ----
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.991             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    40             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.990             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 45             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.989             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                378             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.863         $1.777         $1.716
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.911         $1.863         $1.777
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               261,219        189,367        213,832
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.858         $1.776         $1.735
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.903         $1.858         $1.776
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   300          3,808          1,061
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.870             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.907             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                201             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.865             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.900             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 29             --             --
--------------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $2.414         $2.217         $2.211
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.563         $2.414         $2.217
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 1,430         55,019         69,555
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.408         $2.214         $2.231
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.553         $2.408         $2.214
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    48            769            120
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.434             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.558             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 15             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.428             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.548             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  2             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.931         $2.251         $1.374
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.622         $1.931         $2.251
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 4,813        140,975        107,808
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.926         $2.248         $1.510
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.616         $1.926         $2.248
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   154          3,653            726
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.856             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.620             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 69             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.851             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.613             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Unitsvoutstanding at end of period (in thousands)                  5             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $6.587         $7.176         $6.066
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.710         $6.587         $7.176
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               380,360        419,495        432,424
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.571         $7.169         $6.715
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.687         $6.571         $7.169
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   473          6,395          2,105
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.708             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.699             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                124             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.691             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.676             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 23             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(b)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   435             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.999             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    12             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.999             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 17             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.998             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 22             --             --
--------------------------------------------------------------------------------------------------------------------------------



(a) Inception date May 1, 2000.



(b) Inception date May 1, 2001.



(c) Inception date October 15, 2001.

AMSOUTH VARIABLE ANNUITY
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Series II and Series IIR of AmSouth Variable Annuity. Please read it carefully.



AmSouth Variable Annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- AMSOUTH CAPITAL GROWTH FUND SUB-ACCOUNT which purchases shares of the AmSouth Capital Growth Fund of the Variable Insurance Funds

- AMSOUTH EQUITY INCOME FUND SUB-ACCOUNT which purchases shares of the AmSouth Equity Income Fund of the Variable Insurance Funds

- AMSOUTH SELECT EQUITY FUND SUB-ACCOUNT which purchases shares of the AmSouth Select Equity Fund of the Variable Insurance Funds

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   10
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 12
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            12
--------------------------------------------------------------------------------
  The Separate Account                                                       12
--------------------------------------------------------------------------------
  The Funds                                                                  12
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              15
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   15
--------------------------------------------------------------------------------
THE CONTRACT                                                                 16
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               16
--------------------------------------------------------------------------------
  Charges and Fees                                                           19
--------------------------------------------------------------------------------
  Principal First                                                            21
--------------------------------------------------------------------------------
  Death Benefit                                                              22
--------------------------------------------------------------------------------
  Surrenders                                                                 25
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              27
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     29
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            30
--------------------------------------------------------------------------------
  Legal Matters                                                              31
--------------------------------------------------------------------------------
  More Information                                                           31
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   31
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     36
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           37
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           40
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  43
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      44
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                           TOTAL FUND
                                     MANAGEMENT   OTHER    OPERATING
                                        FEES     EXPENSES   EXPENSES
---------------------------------------------------------------------
AmSouth Capital Growth Fund (1)(2)     0.70%      3.80%      4.50%
---------------------------------------------------------------------
AmSouth Equity Income Fund             0.60%      0.59%      1.19%
---------------------------------------------------------------------
AmSouth Select Equity Fund (1)         0.80%      0.83%      1.63%
---------------------------------------------------------------------
Hartford Advisers HLS Fund             0.63%      0.03%      0.66%
---------------------------------------------------------------------
Hartford Bond HLS Fund                 0.48%      0.03%      0.51%
---------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                                 0.63%      0.05%      0.68%
---------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                                 0.65%      0.03%      0.68%
---------------------------------------------------------------------
Hartford Focus HLS Fund (3)            0.85%      0.10%      0.95%
---------------------------------------------------------------------
Hartford Global Advisers HLS Fund      0.76%      0.10%      0.86%
---------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                 0.85%      0.07%      0.92%
---------------------------------------------------------------------
Hartford Global Financial Services
  HLS Fund                             0.85%      0.08%      0.93%
---------------------------------------------------------------------
Hartford Global Health HLS Fund        0.85%      0.04%      0.89%
---------------------------------------------------------------------
Hartford Global Leaders HLS Fund       0.74%      0.07%      0.81%
---------------------------------------------------------------------
Hartford Global Technology HLS Fund    0.85%      0.04%      0.89%
---------------------------------------------------------------------
Hartford Growth HLS Fund (3)           0.83%      0.08%      0.91%
---------------------------------------------------------------------
Hartford Growth and Income HLS Fund    0.75%      0.04%      0.79%
---------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                                 0.61%      0.04%      0.65%
---------------------------------------------------------------------
Hartford High Yield HLS Fund           0.77%      0.04%      0.81%
---------------------------------------------------------------------
Hartford Index HLS Fund                0.40%      0.03%      0.43%
---------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (3)            0.85%      0.15%      1.00%
---------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund               0.70%      0.11%      0.81%
---------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (3)                 0.85%      0.15%      1.00%
---------------------------------------------------------------------
Hartford MidCap HLS Fund               0.67%      0.03%      0.70%
---------------------------------------------------------------------
Hartford MidCap Value HLS Fund (3)     0.83%      0.07%      0.90%
---------------------------------------------------------------------
Hartford Money Market HLS Fund         0.45%      0.03%      0.48%
---------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                                 0.45%      0.03%      0.48%
---------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund      0.63%      0.05%      0.68%
---------------------------------------------------------------------
Hartford Small Company HLS Fund        0.72%      0.04%      0.76%
---------------------------------------------------------------------
Hartford Stock HLS Fund                0.46%      0.03%      0.49%
---------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                             0.47%      0.04%      0.51%
---------------------------------------------------------------------
Hartford Value HLS Fund (3)            0.83%      0.07%      0.90%
---------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                                 0.68%      0.05%      0.73%
---------------------------------------------------------------------

(1) Each of the adviser and the administrator has agreed to waive a portion of its fees, and the adviser has undertaken to reimburse certain expenses for the AmSouth Select Equity Fund and the AmSouth Capital Growth Fund. Any fee waiver and/or expense

8
                                                 HARTFORD LIFE INSURANCE COMPANY
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    reimbursement arrangement is voluntary and may be discontinued at any time. Including these waivers and reimbursements, the Management Fees, Other Expenses, and the Total Fund Operating Expenses would be:

                                                           TOTAL FUND
                                     MANAGEMENT   OTHER    OPERATING
                                        FEES     EXPENSES   EXPENSES
---------------------------------------------------------------------
AmSouth Capital Growth Fund            0.70%      0.54%      1.24%
---------------------------------------------------------------------
AmSouth Select Equity Fund             0.80%      0.45%      1.25%
---------------------------------------------------------------------

(2) AmSouth Capital Growth Fund commenced operations on May 1, 2001, therefore Total Fund Operating Expenses have been annualized.

(3) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                           If you Surrender your Contract:      If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------
AmSouth Capital Growth
  Fund                      $128     $247     $355      $620     $66     $197     $323      $620
--------------------------------------------------------------------------------------------------
AmSouth Equity Income
  Fund                      $ 94     $155     $208      $356     $32     $100     $170      $355
--------------------------------------------------------------------------------------------------
AmSouth Select Equity
  Fund                      $ 98     $168     $229      $396     $37     $113     $191      $396
--------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $ 88     $139     $183      $305     $27     $ 84     $143      $304
--------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $ 87     $135     $175      $290     $25     $ 79     $135      $289
--------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $ 89     $140     $184      $307     $27     $ 84     $144      $306
--------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $ 89     $140     $184      $307     $27     $ 84     $144      $306
--------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $ 91     $148     $197      $333     $30     $ 92     $158      $332
--------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $ 90     $145     $192      $324     $29     $ 90     $153      $324
--------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $ 91     $147     $195      $330     $29     $ 92     $156      $329
--------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $ 91     $147     $196      $331     $30     $ 92     $157      $330
--------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $ 91     $146     $194      $327     $29     $ 91     $155      $326
--------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $ 90     $144     $190      $320     $28     $ 88     $151      $319
--------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $ 91     $146     $194      $327     $29     $ 91     $155      $326
--------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $ 91     $147      N/A       N/A     $29     $ 91      N/A       N/A
--------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $ 90     $143     $189      $318     $28     $ 88     $150      $317
--------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $ 88     $139     $182      $304     $27     $ 83     $143      $303
--------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $ 90     $144     $190      $320     $28     $ 88     $151      $319
--------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $ 86     $133     $171      $282     $24     $ 77     $131      $281
--------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $ 92     $149     $199      $338     $30     $ 94     $160      $337
--------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $ 90     $144     $190      $320     $28     $ 88     $151      $319
--------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $ 92     $149     $199      $338     $30     $ 94     $160      $337
--------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $ 89     $141     $185      $309     $27     $ 85     $145      $308
--------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $ 91     $147     $194      $328     $29     $ 91     $155      $327
--------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $ 87     $134     $174      $287     $25     $ 78     $134      $286
--------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $ 87     $134     $174      $287     $25     $ 78     $134      $286
--------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $ 89     $140     $184      $307     $27     $ 84     $144      $306
--------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $ 89     $142     $188      $315     $28     $ 87     $148      $314
--------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $ 87     $135     $174      $288     $25     $ 78     $134      $287
--------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $ 87     $135     $175      $290     $25     $ 79     $135      $289
--------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $ 91     $147     $194      $328     $29     $ 91     $155      $327
--------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $ 89     $142     $186      $312     $27     $ 86     $147      $311
--------------------------------------------------------------------------------------------------

                           If you do not Surrender your Contract:
SUB-ACCOUNT                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------
AmSouth Capital Growth
  Fund                       $67       $197       $323       $620
-------------------------
AmSouth Equity Income
  Fund                       $33       $101       $170       $356
-------------------------
AmSouth Select Equity
  Fund                       $37       $114       $192       $396
-------------------------
Hartford Advisers HLS
  Fund                       $28       $ 84       $144       $305
-------------------------
Hartford Bond HLS Fund       $26       $ 80       $136       $290
-------------------------
Hartford Capital
  Appreciation HLS Fund      $28       $ 85       $145       $307
-------------------------
Hartford Dividend and
  Growth HLS Fund            $28       $ 85       $145       $307
-------------------------
Hartford Focus HLS Fund      $30       $ 93       $159       $333
-------------------------
Hartford Global Advisers
  HLS Fund                   $30       $ 91       $154       $324
-------------------------
Hartford Global
  Communications HLS Fund    $30       $ 92       $157       $330
-------------------------
Hartford Global Financial
  Services HLS Fund          $30       $ 93       $158       $331
-------------------------
Hartford Global Health
  HLS Fund                   $30       $ 91       $156       $327
-------------------------
Hartford Global Leaders
  HLS Fund                   $29       $ 89       $152       $320
-------------------------
Hartford Global
  Technology HLS Fund        $30       $ 91       $156       $327
-------------------------
Hartford Growth HLS Fund     $30       $ 92        N/A        N/A
-------------------------
Hartford Growth and
  Income HLS Fund            $29       $ 88       $151       $318
-------------------------
Hartford Growth
  Opportunities HLS Fund     $27       $ 84       $143       $304
-------------------------
Hartford High Yield HLS
  Fund                       $29       $ 89       $152       $320
-------------------------
Hartford Index HLS Fund      $25       $ 77       $132       $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                   $31       $ 95       $161       $338
-------------------------
Hartford International
  Opportunities HLS Fund     $29       $ 89       $152       $320
-------------------------
Hartford International
  Small Company HLS Fund     $31       $ 95       $161       $338
-------------------------
Hartford MidCap HLS Fund     $28       $ 86       $146       $309
-------------------------
Hartford MidCap Value HLS
  Fund                       $30       $ 92       $156       $328
-------------------------
Hartford Money Market HLS
  Fund                       $26       $ 79       $135       $287
-------------------------
Hartford Mortgage
  Securities HLS Fund        $26       $ 79       $135       $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                   $28       $ 85       $145       $307
-------------------------
Hartford Small Company
  HLS Fund                   $29       $ 87       $149       $315
-------------------------
Hartford Stock HLS Fund      $26       $ 79       $135       $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund        $26       $ 80       $136       $290
-------------------------
Hartford Value HLS Fund      $30       $ 92       $156       $328
-------------------------
Hartford Value
  Opportunities HLS Fund     $28       $ 87       $147       $312
-------------------------

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

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GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01        A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       9/20/01       AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01       AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

AmSouth Capital Growth Fund, AmSouth Equity Income Fund and AmSouth Select Equity Fund are series of the Variable Insurance Funds, a Massachusetts business trust, which is registered with the Securities and Exchange Commission as an open-end management investment company. The AmSouth Equity Income Fund is a diversified series, while the AmSouth Capital Growth Fund and AmSouth Select Equity Fund are non-diversified. AmSouth Investment Management Company, LLC, whose address is 1901 Sixth Avenue North, Birmingham, Alabama 35203, serves as the investment adviser. Five Points Capital Advisors, whose address is 1901 Sixth Avenue North, Birmingham, Alabama 35203, serves as the investment sub-adviser to the AmSouth Capital Growth Fund. Rockhaven Asset Management, LLC, whose address is 100 First Avenue, Suite 1050, Pittsburgh, Pennsylvania 15222, serves as sub-investment adviser to the AmSouth Equity Income Fund. Oakbrook Investments, LLC serves as the investment sub-adviser of AmSouth Select Equity Fund.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS

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Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

AMSOUTH CAPITAL GROWTH FUND -- Seeks capital growth. Under normal market conditions, the Fund will primarily invest in equity securities of U.S. companies with market capitalizations of at least $500 million.

AMSOUTH EQUITY INCOME FUND -- Seeks to provide above-average income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities, and will primarily invest in income producing common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks.

AMSOUTH SELECT EQUITY FUND -- Seeks to provide long-term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks, of companies with market capitalizations that are greater than $2 billion at the time of investment.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series II of the Contract was sold before May 1, 2002. Series IIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IIR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our

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InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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                                                 HARTFORD LIFE INSURANCE COMPANY
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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we

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believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the

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assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

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We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

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On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to

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  be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

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If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS
WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract

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  Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the

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taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you

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                                                 HARTFORD LIFE INSURANCE COMPANY
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pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR.

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The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the

30
                                                 HARTFORD LIFE INSURANCE COMPANY
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current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark-Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the

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Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory

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distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection

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with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

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  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

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G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
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    Additional Materials
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    Performance Comparisons
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PERFORMANCE TABLES
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ACCUMULATION UNIT VALUES
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FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.


(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:


- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.


(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.


An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

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- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.


(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.


The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

40
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

--------------------------------------------------------------------------------

                                                                              41
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

Death Benefit with Earnings Protection Benefit

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

42
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

                                                                              43
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
AMSOUTH CAPITAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.886         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,167         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.884         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      16         --         --
---------------------------------------------------------------------
AMSOUTH EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.355     $1.402     $1.136
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.191     $1.355     $1.402
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  50,138     54,976     24,604
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.918         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.805         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     870         --         --
---------------------------------------------------------------------
AMSOUTH SELECT EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.937     $0.848     $1.000
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.002     $0.937     $0.848
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  15,532      4,318      2,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.175         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.251         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     108         --         --
---------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $4.708     $4.803     $4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.434     $4.708     $4.803
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      73         --         --
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.416     $2.185     $2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.593     $2.416     $2.185
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      67         --         --
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $8.388     $7.501     $5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.709     $8.388     $7.501
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     110         --         --
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.816     $2.570     $2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.669     $2.816     $2.570
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     140         --         --
---------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.031         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     313         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.656     $1.796     $1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.533     $1.656     $1.796
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     351     61,514     57,797
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.711         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      23         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.952         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      84         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       7         --         --
---------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.469     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481     $1.469         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,497     28,572         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       8         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.792     $1.952     $1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.476     $1.792     $1.952
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   3,230     87,887     25,343
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       9         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.621     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.473     $0.621         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,137     39,523         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.728         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.471         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       9         --         --
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.325     $1.422     $1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.204     $1.325     $1.422
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,779     78,728     41,232
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      45         --         --
---------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.068     $1.070     $1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.083     $1.068     $1.070
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $5.012     $5.608     $4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.340     $5.012     $5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,992    148,780    152,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       5         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      14         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       4         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.856     $2.267     $1.641
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.489     $1.856     $2.267
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,000    211,646    218,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.838         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.932         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      10         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.546     $2.056     $1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.423     $2.546     $2.056
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 231,978    241,334    118,306
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       6         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     958         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.863     $1.777     $1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.911     $1.863     $1.777
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 261,219    189,367    213,832
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      22         --         --
---------------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.414     $2.217     $2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.563     $2.414     $2.217
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,246     55,019     69,555
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      28         --         --
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.931     $2.251     $1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.622     $1.931     $2.251
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,953    140,975    107,808
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $6.587     $7.176     $6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.710     $6.587     $7.176
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   6,302    419,495    432,424
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     101         --         --
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.000         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,124         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for AmSouth Variable Annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
              SERIES II AND SERIES IIR OF AMSOUTH VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          3
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         4
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      4
----------------------------------------------------------------------
    Additional Materials                                           5
----------------------------------------------------------------------
    Performance Comparisons                                        5
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 7
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                          10
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------
standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.


- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.


- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                           SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
AmSouth Capital Growth Fund                   05/01/01               N/A              N/A              N/A           -20.37%
----------------------------------------------------------------------------------------------------------------------------
AmSouth Equity Income Fund                    10/23/97            -21.04%             N/A              N/A             0.02%
----------------------------------------------------------------------------------------------------------------------------
AmSouth Select Equity Fund                    05/03/99             -3.09%             N/A              N/A            -6.11%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                    06/02/86            -15.21%            5.91%            7.61%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                        06/02/86             -2.67%            2.66%            2.99%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund        06/02/86            -17.32%           11.25%           13.43%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund         03/09/94            -14.66%            7.24%             N/A            11.43%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                       04/30/01               N/A              N/A              N/A            -6.93%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund             03/01/95            -16.69%            0.43%             N/A             3.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund       12/27/00            -43.77%             N/A              N/A           -42.94%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                         12/27/00            -16.20%             N/A              N/A           -15.23%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund               05/01/00             -9.07%             N/A              N/A            20.15%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund              10/01/98            -26.18%             N/A              N/A             8.66%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund           05/01/00            -31.90%             N/A              N/A           -42.83%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund           05/29/98            -18.31%             N/A              N/A             1.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund        03/24/87            -31.94%            6.50%            6.73%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                  10/01/98             -8.48%             N/A              N/A            -2.80%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                       05/01/87            -22.26%            6.09%            8.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                        04/30/01               N/A              N/A              N/A           -23.46%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                         07/02/90            -28.15%           -3.46%            1.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                         04/30/01               N/A              N/A              N/A           -16.09%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                      07/30/97            -14.27%             N/A              N/A            19.42%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                04/30/01               N/A              N/A              N/A           -10.95%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                06/02/86             -7.39%            0.06%            0.40%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund         06/02/86             -3.84%            2.06%            2.35%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund             05/02/94            -29.48%            7.48%             N/A             8.30%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund               08/09/96            -24.65%            5.87%             N/A             6.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                       06/02/86            -22.18%            7.33%           10.11%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                         03/24/87             -3.83%            2.06%            2.23%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                       04/30/01               N/A              N/A              N/A           -10.52%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund         05/01/96            -13.28%            7.18%             N/A             8.14%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                               FUND                                                               SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
AmSouth Capital Growth Fund                  05/01/01                N/A              N/A              N/A           -11.37%
----------------------------------------------------------------------------------------------------------------------------
AmSouth Equity Income Fund                   10/23/97             -12.10%             N/A              N/A             4.26%
----------------------------------------------------------------------------------------------------------------------------
AmSouth Select Equity Fund                   05/03/99               6.91%             N/A              N/A             0.08%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   03/31/83              -5.83%            8.82%            9.76%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                       08/31/77               7.33%            6.17%            5.68%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund       04/02/84              -8.09%           13.96%           15.19%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund        03/09/94              -5.23%           10.09%             N/A            13.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                      04/30/01                N/A              N/A              N/A             3.07%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund            03/01/95              -7.42%            3.91%             N/A             6.45%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund      12/27/00             -36.54%             N/A              N/A           -36.36%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                        12/27/00              -6.90%             N/A              N/A            -6.91%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund              05/01/00               0.77%             N/A              N/A            26.53%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund             10/01/98             -17.62%             N/A              N/A            12.74%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund          05/01/00             -23.77%             N/A              N/A           -36.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund          05/29/98              -9.16%             N/A              N/A             5.29%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund       03/24/87             -23.81%            9.37%            9.04%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                 10/01/98               1.41%             N/A              N/A             2.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                      05/01/87             -13.41%            8.81%           10.89%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                       04/30/01                N/A              N/A              N/A           -14.70%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                        07/02/90             -19.74%            0.09%            4.29%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                        04/30/01                N/A              N/A              N/A            -6.77%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                     07/30/97              -4.82%             N/A              N/A            22.16%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund               04/30/01                N/A              N/A              N/A            -1.24%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund               06/30/80               2.58%            3.79%            3.39%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund        01/01/85               6.16%            5.63%            5.14%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund            05/02/94             -21.17%           10.37%             N/A            10.65%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund              08/09/96             -15.98%            8.76%             N/A             9.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                      08/31/77             -13.32%            9.99%           12.03%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                        03/24/87               6.17%            5.63%            5.01%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                      04/30/01                N/A              N/A              N/A            -0.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund        05/01/96              -3.76%           10.17%             N/A            10.86%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        0.55%                 0.55%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.44%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.52%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.56%
---------------------------------------------------------------------------

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
AMSOUTH CAPITAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.886         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,167         --         --
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.885         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      40         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.885         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      57         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.884         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      16         --         --
---------------------------------------------------------------------
AMSOUTH EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.355  $   1.402  $   1.136
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.191  $   1.355  $   1.402
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  50,138     54,976     24,604
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.351  $   1.400  $   1.221
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.186  $   1.351  $   1.400
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   5,208      4,822        868
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 0.919         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.806         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                   1,092         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 0.918         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.805         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     870         --         --
---------------------------------------------------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
AMSOUTH SELECT EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 0.937  $   0.848  $   1.000
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.002  $   0.937  $   0.848
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  15,532      4,318      2,707
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 0.935  $   0.847  $   1.000
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.998  $   0.935  $   0.847
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     659        193        214
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.175         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.254         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     387         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.175         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.254         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     108         --         --
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 4.708  $   4.803  $   4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 4.434  $   4.708  $   4.803
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 4.696  $   4.798  $   4.663
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 4.416  $   4.696  $   4.798
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     480     11,997      4,952
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 4.767         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 4.426         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     232         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      73         --         --
---------------------------------------------------------------------

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 2.416  $   2.185  $   2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.593  $   2.416  $   2.185
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.410  $   2.182  $   2.233
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.583  $   2.410  $   2.182
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     205      2,190        756
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.450         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.588         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      66         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      67         --         --
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 8.388  $   7.501  $   5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 7.709  $   8.388  $   7.501
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 8.367  $   7.494  $   6.255
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 7.678  $   8.367  $   7.494
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     598      4,645      1,112
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 8.843         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 7.695         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     193         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     110         --         --
---------------------------------------------------------------------

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 2.816  $   2.570  $   2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.669  $   2.816  $   2.570
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.809  $   2.567  $   2.655
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.658  $   2.809  $   2.567
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     274      2,938      1,030
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     223         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     140         --         --
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.031         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     313         --         --
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.029         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      12         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.029         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       6         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.656  $   1.796  $   1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.533  $   1.656  $   1.796
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     351     61,514     57,797
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.652  $   1.791  $   1.576
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.527  $   1.652  $   1.791
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      81      1,092        391
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.656         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.530         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      22         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.711         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      23         --         --
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.710         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.710         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.952         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      84         --         --
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.951         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      45         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.951         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      23         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       7         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.469  $   1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.481  $   1.469         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,497     28,572         --
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.468  $   1.000         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.477  $   1.468         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      98      1,264         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.478         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      61         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       8         --         --
---------------------------------------------------------------------

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  SUB-ACCOUNT
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.792  $   1.952  $   1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.476  $   1.792  $   1.952
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   3,230     87,887     25,343
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.788  $   1.951  $   1.451
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.470  $   1.788  $   1.951
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     143      4,200        602
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.773         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     129         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       9         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 0.621  $   1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.473  $   0.621         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,137     39,523         --
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 0.620  $   1.000         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.472  $   0.620         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     216      1,695         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 0.729         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.473         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      92         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 0.728         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.471         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       9         --         --
---------------------------------------------------------------------

                                                                              15
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.325  $   1.422  $   1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.204  $   1.325  $   1.422
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,779     78,728     41,232
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.322  $   1.420  $   1.281
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.199  $   1.322  $   1.420
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     106      3,737      1,551
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.390         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.201         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      45         --         --
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.068  $   1.070  $   1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.083  $   1.068  $   1.070
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.065  $   1.069  $   1.084
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.079  $   1.065  $   1.069
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     105      1,881        707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.128         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.081         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

16
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 5.012  $   5.608  $   4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 4.340  $   5.012  $   5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,992    148,780    152,272
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 4.999  $   5.602  $   5.181
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 4.323  $   4.999  $   5.602
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     140      3,070      1,107
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 5.175         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 4.332         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      16         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       5         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      14         --         --
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.853         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       4         --         --
---------------------------------------------------------------------

                                                                              17
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.856  $   2.267  $   1.641
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.489  $   1.856  $   2.267
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,000    211,646    218,272
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.851  $   2.265  $   1.806
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.483  $   1.851  $   2.265
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      34      2,312        449
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.842         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.487         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       5         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.838         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.481         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.932         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      10         --         --
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.931         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.931         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

18
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 2.546  $   2.056  $   1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.423  $   2.546  $   2.056
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 231,978    241,334    118,306
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.540  $   2.054  $   1.588
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.414  $   2.540  $   2.054
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     486      6,668      1,455
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.573         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.419         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     214         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       6         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     958         --         --
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      58         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.990         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      28         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              19
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.863  $   1.777  $   1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.911  $   1.863  $   1.777
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 261,219    189,367    213,832
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.858  $   1.776  $   1.735
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.903  $   1.858  $   1.776
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     473      3,808      1,061
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.870         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.907         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     265         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      22         --         --
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 2.414  $   2.217  $   2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.563  $   2.414  $   2.217
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,246     55,019     69,555
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.408  $   2.214  $   2.231
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.553  $   2.408  $   2.214
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      43        769        120
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.434         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.558         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      21         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      28         --         --
---------------------------------------------------------------------

20
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.931  $   2.251  $   1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.622  $   1.931  $   2.251
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,953    140,975    107,808
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.926  $   2.248  $   1.510
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.616  $   1.926  $   2.248
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     114      3,653        726
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.856         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.620         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      96         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 6.587  $   7.176  $   6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 5.710  $   6.587  $   7.176
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   6,302    419,495    432,424
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 6.571  $   7.169  $   6.715
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 5.687  $   6.571  $   7.169
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     629      6,395      2,105
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 6.708         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 5.699         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     101         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     101         --         --
---------------------------------------------------------------------

                                                                              21
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 1.000         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,124         --         --
---------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.999         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      82         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.999         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $ 1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $ 0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

THE DIRECTOR SELECT
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II and Series IIR of The Director Select variable annuity. Please read it carefully.

The Director Select variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:


- EVERGREEN VA FUND SUB-ACCOUNT which purchases shares of Evergreen VA Fund of the Evergreen Variable Annuity Trust.


- EVERGREEN VA CAPITAL GROWTH FUND SUB-ACCOUNT which purchases shares of Evergreen VA Capital Growth Fund of the Evergreen Variable Annuity Trust.

- EVERGREEN VA FOUNDATION FUND SUB-ACCOUNT which purchases shares of Evergreen VA Foundation Fund of the Evergreen Variable Annuity Trust.

- EVERGREEN VA GROWTH FUND SUB-ACCOUNT which purchases shares of Evergreen VA Growth Fund of the Evergreen Variable Annuity Trust.

- EVERGREEN VA INTERNATIONAL GROWTH FUND SUB-ACCOUNT which purchases shares of Evergreen VA International Growth Fund of Evergreen Variable Annuity Trust.

- EVERGREEN VA OMEGA FUND SUB-ACCOUNT which purchases shares of Evergreen VA Omega Fund of Evergreen Variable Annuity Trust.


- EVERGREEN VA SMALL CAP VALUE FUND SUB-ACCOUNT which purchases shares of Evergreen VA Small Cap Value Fund of the Evergreen Variable Annuity Trust.


- EVERGREEN VA SPECIAL EQUITY FUND SUB-ACCOUNT which purchases shares of Evergreen VA Special Equity Fund of Evergreen Variable Annuity Trust.

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   11
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 13
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            13
--------------------------------------------------------------------------------
  The Separate Account                                                       13
--------------------------------------------------------------------------------
  The Funds                                                                  13
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              16
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   16
--------------------------------------------------------------------------------
THE CONTRACT                                                                 17
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               17
--------------------------------------------------------------------------------
  Charges and Fees                                                           20
--------------------------------------------------------------------------------
  Principal First                                                            22
--------------------------------------------------------------------------------
  Death Benefit                                                              23
--------------------------------------------------------------------------------
  Surrenders                                                                 27
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              28
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     31
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            31
--------------------------------------------------------------------------------
  Legal Matters                                                              32
--------------------------------------------------------------------------------
  More Information                                                           32
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   32
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     37
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           38
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           41
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  44
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      45
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                           TOTAL FUND
                                     MANAGEMENT   OTHER    OPERATING
                                      FEES NOT   EXPENSES   EXPENSES
---------------------------------------------------------------------
Evergreen VA Fund (1)                  0.75%      0.20%      0.95%
---------------------------------------------------------------------
Evergreen VA Capital Growth Fund       0.80%      0.24%      1.04%
---------------------------------------------------------------------
Evergreen VA Foundation Fund           0.75%      0.18%      0.93%
---------------------------------------------------------------------
Evergreen VA Growth Fund               0.70%      0.20%      0.90%
---------------------------------------------------------------------
Evergreen VA International Growth
  Fund (2)                             0.66%      0.98%      1.64%
---------------------------------------------------------------------
Evergreen VA Omega Fund                0.52%      0.20%      0.72%
---------------------------------------------------------------------
Evergreen VA Small Cap Value Fund
  (2)(3)                               0.87%      0.24%      1.11%
---------------------------------------------------------------------
Evergreen VA Special Equity Fund
  (2)                                  0.92%      0.23%      1.15%
---------------------------------------------------------------------
Hartford Advisers HLS Fund             0.63%      0.03%      0.66%
---------------------------------------------------------------------
Hartford Bond HLS Fund                 0.48%      0.03%      0.51%
---------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                                 0.63%      0.05%      0.68%
---------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                                 0.65%      0.03%      0.68%
---------------------------------------------------------------------
Hartford Focus HLS Fund (2)            0.85%      0.10%      0.95%
---------------------------------------------------------------------
Hartford Global Advisers HLS Fund      0.76%      0.10%      0.86%
---------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                 0.85%      0.07%      0.92%
---------------------------------------------------------------------
Hartford Global Financial Services
  HLS Fund                             0.85%      0.08%      0.93%
---------------------------------------------------------------------
Hartford Global Health HLS Fund        0.85%      0.04%      0.89%
---------------------------------------------------------------------
Hartford Global Leaders HLS Fund       0.74%      0.07%      0.81%
---------------------------------------------------------------------
Hartford Global Technology HLS Fund    0.85%      0.04%      0.89%
---------------------------------------------------------------------
Hartford Growth HLS Fund (2)           0.83%      0.08%      0.91%
---------------------------------------------------------------------
Hartford Growth and Income HLS Fund    0.75%      0.04%      0.79%
---------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                                 0.61%      0.04%      0.65%
---------------------------------------------------------------------
Hartford High Yield HLS Fund           0.77%      0.04%      0.81%
---------------------------------------------------------------------
Hartford Index HLS Fund                0.40%      0.03%      0.43%
---------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (2)            0.85%      0.15%      1.00%
---------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund               0.70%      0.11%      0.81%
---------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (2)                 0.85%      0.15%      1.00%
---------------------------------------------------------------------
Hartford MidCap HLS Fund               0.67%      0.03%      0.70%
---------------------------------------------------------------------
Hartford MidCap Value HLS Fund (2)     0.83%      0.07%      0.90%
---------------------------------------------------------------------
Hartford Money Market HLS Fund         0.45%      0.03%      0.48%
---------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                                 0.45%      0.03%      0.48%
---------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund      0.63%      0.05%      0.68%
---------------------------------------------------------------------
Hartford Small Company HLS Fund        0.72%      0.04%      0.76%
---------------------------------------------------------------------
Hartford Stock HLS Fund                0.46%      0.03%      0.49%
---------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                             0.47%      0.04%      0.51%
---------------------------------------------------------------------
Hartford Value HLS Fund (2)            0.83%      0.07%      0.90%
---------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                                 0.68%      0.05%      0.73%
---------------------------------------------------------------------



(1) Wachovia Equity Fund II, a series of The Wachovia Variable Insurance Funds, merged into Evergreen VA Fund on June 14, 2002. Total Fund Operating Expenses are based on estimates of what the combined expenses of Funds would have been for the fiscal year ended December 31, 2001.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) From time to time, the Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment adviser may cease these waivers or reimbursements at any time. Total Fund Operating Expenses do not reflect fee waivers and expense reimbursements.


(3) Wachovia Special Values Fund II, a series of The Wachovia Variable Insurance Funds, merged into Evergreen VA Small Cap Value Fund on June 14, 2002. Total Fund Operating Expenses are based on estimates of what the combined expenses of Funds would have been for the fiscal year ended December 31, 2001.


(4) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Evergreen VA Fund           $91     $148     $197      $333     $30     $ 92     $158      $332
-------------------------------------------------------------------------------------------------
Evergreen VA Capital
  Growth Fund               $92     $151     $201      $342     $31     $ 95     $162      $341
-------------------------------------------------------------------------------------------------
Evergreen VA Foundation
  Fund                      $91     $147     $196      $331     $30     $ 92     $157      $330
-------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund    $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Evergreen VA
  International Growth
  Fund                      $98     $168     $229      $397     $37     $113     $192      $397
-------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund     $89     $141     $186      $311     $27     $ 85     $146      $310
-------------------------------------------------------------------------------------------------
Evergreen VA Small Cap
  Value Fund                $93     $153     $204      $348     $31     $ 97     $166      $348
-------------------------------------------------------------------------------------------------
Evergreen VA Special
  Equity Fund               $93     $154     $206      $352     $32     $ 99     $168      $351
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $88     $139     $183      $305     $27     $ 84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $91     $148     $197      $333     $30     $ 92     $158      $332
-------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $90     $145     $192      $324     $29     $ 90     $153      $324
-------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $91     $147     $195      $330     $29     $ 92     $156      $329
-------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $91     $147     $196      $331     $30     $ 92     $157      $330
-------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $91     $146     $194      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $91     $146     $194      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $91     $147      N/A       N/A     $29     $ 91      N/A       N/A
-------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $90     $143     $189      $318     $28     $ 88     $150      $317
-------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $88     $139     $182      $304     $27     $ 83     $143      $303
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $86     $133     $171      $282     $24     $ 77     $131      $281
-------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $89     $141     $185      $309     $27     $ 85     $145      $308
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
Evergreen VA Fund           $30     $ 93     $159      $333
-------------------------
Evergreen VA Capital
  Growth Fund               $31     $ 96     $163      $342
-------------------------
Evergreen VA Foundation
  Fund                      $30     $ 93     $158      $331
-------------------------
Evergreen VA Growth Fund    $30     $ 92     $156      $328
-------------------------
Evergreen VA
  International Growth
  Fund                      $38     $114     $193      $397
-------------------------
Evergreen VA Omega Fund     $28     $ 86     $147      $311
-------------------------
Evergreen VA Small Cap
  Value Fund                $32     $ 98     $167      $348
-------------------------
Evergreen VA Special
  Equity Fund               $33     $ 99     $168      $352
-------------------------
Hartford Advisers HLS
  Fund                      $28     $ 84     $144      $305
-------------------------
Hartford Bond HLS Fund      $26     $ 80     $136      $290
-------------------------
Hartford Capital
  Appreciation HLS Fund     $28     $ 85     $145      $307
-------------------------
Hartford Dividend and
  Growth HLS Fund           $28     $ 85     $145      $307
-------------------------
Hartford Focus HLS Fund     $30     $ 93     $159      $333
-------------------------
Hartford Global Advisers
  HLS Fund                  $30     $ 91     $154      $324
-------------------------
Hartford Global
  Communications HLS Fund   $30     $ 92     $157      $330
-------------------------
Hartford Global Financial
  Services HLS Fund         $30     $ 93     $158      $331
-------------------------
Hartford Global Health
  HLS Fund                  $30     $ 91     $156      $327
-------------------------
Hartford Global Leaders
  HLS Fund                  $29     $ 89     $152      $320
-------------------------
Hartford Global
  Technology HLS Fund       $30     $ 91     $156      $327
-------------------------
Hartford Growth HLS Fund    $30     $ 92      N/A       N/A
-------------------------
Hartford Growth and
  Income HLS Fund           $29     $ 88     $151      $318
-------------------------
Hartford Growth
  Opportunities HLS Fund    $27     $ 84     $143      $304
-------------------------
Hartford High Yield HLS
  Fund                      $29     $ 89     $152      $320
-------------------------
Hartford Index HLS Fund     $25     $ 77     $132      $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $31     $ 95     $161      $338
-------------------------
Hartford International
  Opportunities HLS Fund    $29     $ 89     $152      $320
-------------------------
Hartford International
  Small Company HLS Fund    $31     $ 95     $161      $338
-------------------------
Hartford MidCap HLS Fund    $28     $ 86     $146      $309
-------------------------

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $89     $142     $188      $315     $28     $ 87     $148      $314
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $87     $135     $174      $288     $25     $ 78     $134      $287
-------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $89     $142     $186      $312     $27     $ 86     $147      $311
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
Hartford MidCap Value HLS
  Fund                      $30     $ 92     $156      $328
-------------------------
Hartford Money Market HLS
  Fund                      $26     $ 79     $135      $287
-------------------------
Hartford Mortgage
  Securities HLS Fund       $26     $ 79     $135      $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                  $28     $ 85     $145      $307
-------------------------
Hartford Small Company
  HLS Fund                  $29     $ 87     $149      $315
-------------------------
Hartford Stock HLS Fund     $26     $ 79     $135      $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund       $26     $ 80     $136      $290
-------------------------
Hartford Value HLS Fund     $30     $ 92     $156      $328
-------------------------
Hartford Value
  Opportunities HLS Fund    $28     $ 87     $147      $312
-------------------------

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
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      2                        6%
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      3                        6%
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      4                        5%
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      5                        4%
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      6                        3%
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      7                        2%
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  8 or more                    0%
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You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The

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Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

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GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                          9/26/01         A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01        AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01        AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


Evergreen VA Fund, Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Growth Fund, Evergreen VA International Growth Fund, Evergreen VA Omega Fund, Evergreen VA Small Cap Value Fund and Evergreen VA Special Equity Fund are series of Evergreen Variable Annuity Trust, a Delaware business trust. Evergreen Investment Management Company, LLC is the investment adviser and is located at 200 Berkeley Street, Boston, MA 02116-5034.


Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

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We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


EVERGREEN VA FUND -- Seeks long-term capital growth.


EVERGREEN VA CAPITAL GROWTH FUND -- Seeks to provide long-term capital growth by investing primarily in common stocks of large U.S. companies which the investment adviser believes offer the potential for capital growth over both the immediate and long term.

EVERGREEN VA FOUNDATION FUND -- Seeks capital growth and current income.

EVERGREEN VA GROWTH FUND -- Seeks to provide long-term capital growth through investment in common stock. Although the Fund may invest in companies of any size, the Fund invests principally in common stocks of small to mid-sized companies (i.e., companies whose market capitalization fall within the range tracked by the Russell 2000-Registered Trademark- Index, at the time of purchase).

EVERGREEN VA INTERNATIONAL GROWTH FUND -- Seeks long-term capital growth and secondarily, modest income. The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets; however, the Fund may purchase securities across all market capitalizations.

EVERGREEN VA OMEGA FUND -- Seeks long-term capital growth through investment in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations.


EVERGREEN VA SMALL CAP VALUE FUND -- Seeks capital growth in the value of its shares.


EVERGREEN VA SPECIAL EQUITY FUND -- Seeks capital growth through investment in common stocks of small U.S. companies (i.e., companies whose market capitalization fall within the range tracked by the Russell
2000-Registered Trademark- Index, at the time of purchase).

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

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HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of

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the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION

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FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

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This prospectus describes two versions of the Contract. Series II of the Contract was sold before May 1, 2002. Series IIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IIR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock

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Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

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We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
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      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar

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  days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or
  (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

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PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

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Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect First Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

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You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death

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certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .             AND . . .                         AND . . .                       THEN THE . . .
----------------------------------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving joint        The Annuitant is living or        Joint Contract Owner receives
                              Contract Owner                    deceased                          the Death Benefit.
----------------------------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint       The Annuitant is living or        Designated Beneficiary receives
                              Contract Owner                    deceased                          the Death Benefit.
----------------------------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint       The Annuitant is living or        Contract Owner's estate receives
                              Contract Owner and the            deceased                          the Death Benefit.
                              Beneficiary predeceases the
                              Contract Owner
----------------------------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living      There is no named Contingent      The Contract Owner becomes the
                                                                Annuitant                         Contingent Annuitant and the
                                                                                                  Contract continues. The Contract
                                                                                                  Owner may waive this presumption
                                                                                                  and receive the Death Benefit.
----------------------------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living      The Contingent Annuitant is       Contingent Annuitant becomes the
                                                                living                            Annuitant, and the Contract
                                                                                                  continues.
----------------------------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is a trust or  There is no named Contingent      The Contract Owner receives the
                              other non-natural person          Annuitant                         Death Benefit.
----------------------------------------------------------------------------------------------------------------------------------

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

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If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

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2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

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IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each

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Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

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CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

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B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However,

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    it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-

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exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-

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accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
------------------------------------------------------
    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
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    Additional Materials
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    Performance Comparisons
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PERFORMANCE TABLES
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ACCUMULATION UNIT VALUES
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FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

40
                                                 HARTFORD LIFE INSURANCE COMPANY
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The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

                                                                              41
HARTFORD LIFE INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

--------------------------------------------------------------------------------

42
                                                 HARTFORD LIFE INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

                                                                              43
HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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HARTFORD LIFE INSURANCE COMPANY
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APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.



There is no information for Evergreen VA Fund, Evergreen VA Small Cap Value, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.


                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
EVERGREEN VA CAPITAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.314     $1.131     $1.075
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.130     $1.314     $1.131
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  18,336     19,637     21,766
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.318         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.129         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     270         --         --
---------------------------------------------------------------------
EVERGREEN VA FOUNDATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.965     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.871     $0.965         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,879        613         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.956         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.860         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      75         --         --
---------------------------------------------------------------------
EVERGREEN VA GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.215     $1.086     $0.907
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.120     $1.215     $1.086
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  11,986     13,917     13,249
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.880         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.809         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      19         --         --
---------------------------------------------------------------------

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                                                 HARTFORD LIFE INSURANCE COMPANY
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                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.874     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.736     $0.874         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  10,410      7,622         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.684         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.573         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     294         --         --
---------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL GROWTH
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.316     $1.533     $1.109
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.068     $1.316     $1.533
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  14,977     17,172     14,722
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.818         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.661         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     100         --         --
---------------------------------------------------------------------
EVERGREEN VA SPECIAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.890     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.807     $0.890         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     584        363         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.778         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.704         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $4.708     $4.803     $4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.434     $4.708     $4.803
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     255         --         --
---------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
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                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.416     $2.185     $2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.593     $2.416     $2.185
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      79         --         --
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $8.388     $7.501     $5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.709     $8.388     $7.501
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     168         --         --
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.816     $2.570     $2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.669     $2.816     $2.570
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     259         --         --
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.031         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     189         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.656     $1.796     $1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.533     $1.656     $1.796
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,795     61,514     57,797
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      45         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.711         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      76         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.952         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      16         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.469     $1.000         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481     $1.469         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,658     28,572         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      76         --         --
---------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.792     $1.952     $1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.476     $1.792     $1.952
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   4,283     87,887     25,343
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      33         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.621     $1.000         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.473     $0.621         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,090     39,523         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.728         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.471         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      17         --         --
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.325     $1.422     $1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.204     $1.325     $1.422
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   5,484     78,728     41,232
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     118         --         --
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.068     $1.070     $1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.083     $1.068     $1.070
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      96         --         --
---------------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $5.012     $5.608     $4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.340     $5.012     $5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   4,110    148,780    152,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     126         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     205         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       5         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.856     $2.267     $1.641
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.489     $1.856     $2.267
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   5,625    211,646    218,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.838         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      28         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.932         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      38         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --
---------------------------------------------------------------------

                                                                              51
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.546     $2.056     $1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.423     $2.546     $2.056
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 231,978    241,334    118,306
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     234         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,810         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      75         --         --
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.863     $1.777     $1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.911     $1.863     $1.777
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 261,219    189,367    213,832
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     338         --         --
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.414     $2.217     $2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.563     $2.414     $2.217
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,035     55,019     69,555
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     106         --         --
---------------------------------------------------------------------

52
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.931     $2.251     $1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.622     $1.931     $2.251
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   8,031    140,975    107,808
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      91         --         --
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $6.587     $7.176     $6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.710     $6.587     $7.176
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  13,343    419,495    432,424
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     209         --         --
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.000         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     840         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       6         --         --
---------------------------------------------------------------------

(a) Inception date February 1, 2000

(b) Inception date May 1, 2000.

(c) Inception date May 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for The Director Select variable annuity to me at the following address:

---------------------------------------------------
                                     Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                SERIES II AND SERIES IIR OF THE DIRECTOR SELECT


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                                SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fund                                  03/01/96            -27.34%            1.02%             N/A             3.04%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund                   03/03/98            -22.84%             N/A              N/A            -1.15%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                       03/01/96            -18.81%            1.86%             N/A             3.86%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund                           03/02/98            -17.08%             N/A              N/A            -1.57%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International Growth Fund             08/17/98            -27.62%             N/A              N/A            -5.92%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund                            03/06/97            -24.53%             N/A              N/A             4.14%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Small Cap Value Fund                  05/01/98              6.65%             N/A              N/A             7.03%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund                   09/29/99            -18.39%             N/A              N/A            -7.84%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                         06/02/86            -15.21%            5.91%            7.61%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                             06/02/86             -2.67%            2.66%            2.99%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund             06/02/86            -17.32%           11.25%           13.43%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund              03/09/94            -14.66%            7.24%             N/A            11.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                            04/30/01               N/A              N/A              N/A            -6.93%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                  03/01/95            -16.69%            0.43%             N/A             3.78%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund            12/27/00            -43.77%             N/A              N/A           -42.94%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund        12/27/00            -16.20%             N/A              N/A           -15.23%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                    05/01/00             -9.07%             N/A              N/A            20.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                   10/01/98            -26.18%             N/A              N/A             8.66%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                05/01/00            -31.90%             N/A              N/A           -42.83%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                05/29/98            -18.31%             N/A              N/A             1.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund             03/24/87            -31.94%            6.50%            6.73%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                       10/01/98             -8.48%             N/A              N/A            -2.80%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                            05/01/87            -22.26%            6.09%            8.87%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                          04/30/01               N/A              N/A              N/A           -23.46%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund      07/02/90            -28.15%           -3.46%            1.87%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund      04/30/01               N/A              N/A              N/A           -16.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                           07/30/97            -14.27%             N/A              N/A            19.42%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                     04/30/01               N/A              N/A              N/A           -10.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                     06/02/86             -7.39%            0.06%            0.40%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund              06/02/86             -3.84%            2.06%            2.35%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                 05/02/94            -29.48%            7.48%             N/A             8.30%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                    08/09/96            -24.65%            5.87%             N/A             6.48%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                            06/02/86            -22.18%            7.33%           10.11%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund       03/24/87             -3.83%            2.06%            2.23%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                            04/30/01               N/A              N/A              N/A           -10.52%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund              05/01/96            -13.28%            7.18%             N/A             8.14%
---------------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                                    FUND                                                               SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fund                                 03/01/96             -18.87%            4.06%             N/A             5.76%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund                  03/03/98             -14.03%             N/A              N/A             3.24%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                      03/01/96              -9.70%            5.02%             N/A             6.67%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund                          03/02/98              -7.84%             N/A              N/A             2.99%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International Growth Fund            08/17/98             -19.17%             N/A              N/A            -0.99%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund                           03/06/97             -15.85%             N/A              N/A             7.28%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Small Cap Value Fund                 05/01/98              16.65%             N/A              N/A            11.33%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund                  09/29/99              -9.25%             N/A              N/A            -1.23%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                        03/31/83              -5.83%            8.82%            9.76%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                            08/31/77               7.33%            6.17%            5.68%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund            04/02/84              -8.09%           13.96%           15.19%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund             03/09/94              -5.23%           10.09%             N/A            13.39%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                           04/30/01                N/A              N/A              N/A             3.07%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 03/01/95              -7.42%            3.91%             N/A             6.45%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund           12/27/00             -36.54%             N/A              N/A           -36.36%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund       12/27/00              -6.90%             N/A              N/A            -6.91%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                   05/01/00               0.77%             N/A              N/A            26.53%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                  10/01/98             -17.62%             N/A              N/A            12.74%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund               05/01/00             -23.77%             N/A              N/A           -36.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund               05/29/98              -9.16%             N/A              N/A             5.29%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund            03/24/87             -23.81%            9.37%            9.04%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                      10/01/98               1.41%             N/A              N/A             2.48%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                           05/01/87             -13.41%            8.81%           10.89%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                         04/30/01                N/A              N/A              N/A           -14.70%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund     07/02/90             -19.74%            0.09%            4.29%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund     04/30/01                N/A              N/A              N/A            -6.77%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                          07/30/97              -4.82%             N/A              N/A            22.16%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                    04/30/01                N/A              N/A              N/A            -1.24%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                    06/30/80               2.58%            3.79%            3.39%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund             01/01/85               6.16%            5.63%            5.14%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                05/02/94             -21.17%           10.37%             N/A            10.65%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                   08/09/96             -15.98%            8.76%             N/A             9.39%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                           08/31/77             -13.32%            9.99%           12.03%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund      03/24/87               6.17%            5.63%            5.01%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                           04/30/01                N/A              N/A              N/A            -0.78%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund             05/01/96              -3.76%           10.17%             N/A            10.86%
---------------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        0.55%                 0.55%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.44%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.52%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.56%
---------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES



(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.



There is no information for Evergreen VA Fund, Evergreen VA Small Cap Value Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.



                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CAPITAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.314         $1.131         $1.075
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.130         $1.314         $1.131
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                18,336         19,637         21,766
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.311         $1.130         $1.165
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.125         $1.311         $1.130
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   454            302            100
--------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit
    Accumulation Unit Value at beginning of period                                       $1.319             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.132             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                372             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.318             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.129             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                270             --             --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FOUNDATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.965         $1.000             --(a)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.871         $0.965             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 1,879            613             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.963         $1.000             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.868         $0.963             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   687            555             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.957             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.863             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                139             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.956             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.860             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 75             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.215         $1.086         $0.907
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.120         $1.215         $1.086
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                11,986         13,917         13,249
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.212         $1.085         $0.799
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.115         $1.212         $1.085
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   112            146             39
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.882             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.811             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                356             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.880             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.809             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 19             --             --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.874         $1.000             --(a)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.736         $0.874             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                10,410          7,622             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.873         $1.000             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.734         $0.873             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 1,444            986             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.685             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.575             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                379             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.684             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.573             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                294             --             --
--------------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.316         $1.533         $1.109
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.068         $1.316         $1.533
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                14,977         17,172         14,722
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.313         $1.532         $1.222
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.063         $1.313         $1.532
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   773            678            118
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.819             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.663             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 99             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.818             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.661             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                100             --             --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.890         $1.000             --(a)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.807         $0.890             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   584            363             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.888         $1.000             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.805         $0.888             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    90             97             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.779             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.706             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 28             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.778             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.704             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $4.708         $4.803         $4.398
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.434         $4.708         $4.803
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               939,510      1,054,157      1,156,230
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $4.696         $4.798         $4.663
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.416         $4.696         $4.798
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 2,248         11,997          4,952
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $4.767             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.426             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                607             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $4.754             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.408             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                255             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $2.416         $2.185         $2.258
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.593         $2.416         $2.185
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               216,138        152,494        167,707
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.410         $2.182         $2.233
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.583         $2.410         $2.182
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   684          2,190            756
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.450             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.588             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                462             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.444             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.578             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 79             --             --
--------------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.388         $7.501         $5.526
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.709         $8.388         $7.501
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               340,758        357,409        347,433
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.367         $7.494         $6.255
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.678         $8.367         $7.494
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   874          4,645          1,112
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.843             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.695             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                532             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.820             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.664             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                168             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $2.816         $2.570         $2.471
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.669         $2.816         $2.570
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               339,000        335,847        381,269
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.809         $2.567         $2.655
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.658         $2.809         $2.567
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 1,211          2,938          1,030
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.754             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.664             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                335             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.747             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.653             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                259             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(c)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.031             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   189             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.029             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   119             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.029             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.028             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.656         $1.796         $1.476
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.533         $1.656         $1.796
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 2,795         61,514         57,797
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.652         $1.791         $1.576
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.527         $1.652         $1.791
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    46          1,092            391
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.656             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.530             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 14             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.651             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.524             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 45             --             --
--------------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(c)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.711             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    76             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.710             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    --             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.710             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.709             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(c)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.952             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    16             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.951             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                     6             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.951             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 11             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.950             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.469         $1.000             --(b)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.481         $1.469             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 1,658         28,572             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.468         $1.000             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.477         $1.468             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   279          1,264             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.387             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.478             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                157             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.386             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.474             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 76             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.792         $1.952         $1.315
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.476         $1.792         $1.952
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 4,283         87,887         25,343
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.788         $1.951         $1.451
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.470         $1.788         $1.951
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   685          4,200            602
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.773             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.474             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                287             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.769             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.468             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 33             --             --
--------------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.621         $1.000             --(b)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.473         $0.621             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 2,090         39,523             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.620         $1.000             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.472         $0.620             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   398          1,695             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.729             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.473             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 69             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.728             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.471             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 17             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.325         $1.422         $1.182
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.204         $1.325         $1.422
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 5,484         78,728         41,232
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.322         $1.420         $1.281
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.199         $1.322         $1.420
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   774          3,737          1,551
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.390             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.201             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                228             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.387             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.197             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                118             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.068         $1.070         $1.035
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.083         $1.068         $1.070
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                41,322         22,916         14,681
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.065         $1.069         $1.084
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.079         $1.065         $1.069
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   601          1,881            707
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.128             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.081             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 74             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.125             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.077             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 96             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $5.012         $5.608         $4.712
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.340         $5.012         $5.608
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 4,110        148,780        152,272
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $4.999         $5.602         $5.181
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.323         $4.999         $5.602
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   215          3,070          1,107
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $5.175             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.332             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 44             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $5.161             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.315             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                126             --             --
--------------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(c)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.854             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   205             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.854             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    --             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.853             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  8             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.852             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  5             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.856         $2.267         $1.641
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.489         $1.856         $2.267
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 5,625        211,646        218,272
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.851         $2.265         $1.806
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.483         $1.851         $2.265
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   168          2,312            449
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.842             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.487             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                139             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.838             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.481             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 28             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(c)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.932             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    38             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.931             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                     6             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.931             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.930             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $2.546         $2.056         $1.371
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.423         $2.546         $2.056
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               231,978        241,334        118,306
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.540         $2.054         $1.588
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.414         $2.540         $2.054
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 1,353          6,668          1,455
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.573             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.419             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                529             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.566             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.409             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                234             --             --
--------------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(c)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.991             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 2,810             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.991             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    59             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.990             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                308             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.989             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 75             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.863         $1.777         $1.716
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.911         $1.863         $1.777
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               261,219        189,367        213,832
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.858         $1.776         $1.735
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.903         $1.858         $1.776
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   429          3,808          1,061
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.870             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.907             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                263             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.865             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.900             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                338             --             --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $2.414         $2.217         $2.211
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.563         $2.414         $2.217
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 2,035         55,019         69,555
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.408         $2.214         $2.231
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.553         $2.408         $2.214
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   381            769            120
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.434             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.558             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  7             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $2.428             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $2.548             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                106             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.931         $2.251         $1.374
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.622         $1.931         $2.251
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                 8,031        140,975        107,808
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.926         $2.248         $1.510
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.616         $1.926         $2.248
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   447          3,653            726
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.856             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.620             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                135             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.851             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.613             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 91             --             --
--------------------------------------------------------------------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       -----------------------------------------
SUB-ACCOUNT                                                                               2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $6.587         $7.176         $6.066
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.710         $6.587         $7.176
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                13,343        419,495        432,424
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.571         $7.169         $6.715
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.687         $6.571         $7.169
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   845          6,395          2,105
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.708             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.699             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                329             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.691             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.676             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                209             --             --
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.000             --             --(c)
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   840             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.999             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                     5             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.999             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  9             --             --
--------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.000             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.998             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  6             --             --
--------------------------------------------------------------------------------------------------------------------------------



(a) Inception date February 1, 2000.



(b) Inception date May 1, 2000.



(c) Inception date May 1, 2001.

THE DIRECTOR CHOICE
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II and Series IIR of The Director Choice variable annuity. Please read it carefully.

The Director Choice variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- ALLIANCE VP GLOBAL BOND PORTFOLIO SUB-ACCOUNT which purchases Class B shares of the Global Bond Portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance VP Global Bond Portfolio")

- ALLIANCE VP GROWTH AND INCOME PORTFOLIO SUB-ACCOUNT which purchases Class B shares of the Growth and Income Portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance VP Growth and Income Portfolio")


- UBS SERIES TRUST TACTICAL ALLOCATION PORTFOLIO SUB-ACCOUNT (FORMERLY BRINSON SERIES TRUST TACTICAL ALLOCATION PORTFOLIO SUB-ACCOUNT) which purchases Class I shares of the Tactical Allocation Portfolio of the UBS Series Trust (formerly Brinson Series Trust) ("UBS Series Trust Tactical Allocation Portfolio") (formerly Brinson Series Trust Tactical Allocation Portfolio)


- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  Principal First                                                            20
--------------------------------------------------------------------------------
  Death Benefit                                                              21
--------------------------------------------------------------------------------
  Surrenders                                                                 24
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              26
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     28
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            29
--------------------------------------------------------------------------------
  Legal Matters                                                              30
--------------------------------------------------------------------------------
  More Information                                                           30
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   30
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     35
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           36
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           39
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  42
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      43
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                 12B-1
                                              DISTRIBUTION              TOTAL FUND
                                MANAGEMENT  AND/OR SERVICING   OTHER    OPERATING
                                   FEES           FEES        EXPENSES   EXPENSES
----------------------------------------------------------------------------------
Alliance VP Global Bond
  Portfolio                       0.65%           0.25%        0.42%      1.32%
----------------------------------------------------------------------------------
Alliance VP Growth and Income
  Portfolio                       0.63%           0.25%        0.04%      0.92%
----------------------------------------------------------------------------------
UBS Series Trust Tactical
  Allocation Portfolio (1)        0.50%           0.25%        0.17%      0.92%
----------------------------------------------------------------------------------
Hartford Advisers HLS Fund        0.63%            N/A         0.03%      0.66%
----------------------------------------------------------------------------------
Hartford Bond HLS Fund            0.48%            N/A         0.03%      0.51%
----------------------------------------------------------------------------------
Hartford Capital Appreciation
  HLS Fund                        0.63%            N/A         0.05%      0.68%
----------------------------------------------------------------------------------
Hartford Dividend and Growth
  HLS Fund                        0.65%            N/A         0.03%      0.68%
----------------------------------------------------------------------------------
Hartford Focus HLS Fund (2)       0.85%            N/A         0.10%      0.95%
----------------------------------------------------------------------------------
Hartford Global Advisers HLS
  Fund                            0.76%            N/A         0.10%      0.86%
----------------------------------------------------------------------------------
Hartford Global Communications
  HLS Fund                        0.85%            N/A         0.07%      0.92%
----------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund               0.85%            N/A         0.08%      0.93%
----------------------------------------------------------------------------------
Hartford Global Health HLS
  Fund                            0.85%            N/A         0.04%      0.89%
----------------------------------------------------------------------------------
Hartford Global Leaders HLS
  Fund                            0.74%            N/A         0.07%      0.81%
----------------------------------------------------------------------------------
Hartford Global Technology HLS
  Fund                            0.85%            N/A         0.04%      0.89%
----------------------------------------------------------------------------------
Hartford Growth HLS Fund (2)      0.83%            N/A         0.08%      0.91%
----------------------------------------------------------------------------------
Hartford Growth and Income HLS
  Fund                            0.75%            N/A         0.04%      0.79%
----------------------------------------------------------------------------------
Hartford Growth Opportunities
  HLS Fund                        0.61%            N/A         0.04%      0.65%
----------------------------------------------------------------------------------
Hartford High Yield HLS Fund      0.77%            N/A         0.04%      0.81%
----------------------------------------------------------------------------------
Hartford Index HLS Fund           0.40%            N/A         0.03%      0.43%
----------------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (2)       0.85%            N/A         0.15%      1.00%
----------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund          0.70%            N/A         0.11%      0.81%
----------------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (2)            0.85%            N/A         0.15%      1.00%
----------------------------------------------------------------------------------
Hartford MidCap HLS Fund          0.67%            N/A         0.03%      0.70%
----------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund
  (2)                             0.83%            N/A         0.07%      0.90%
----------------------------------------------------------------------------------
Hartford Money Market HLS Fund    0.45%            N/A         0.03%      0.48%
----------------------------------------------------------------------------------
Hartford Mortgage Securities
  HLS Fund                        0.45%            N/A         0.03%      0.48%
----------------------------------------------------------------------------------
Hartford SmallCap Growth HLS
  Fund                            0.63%            N/A         0.05%      0.68%
----------------------------------------------------------------------------------
Hartford Small Company HLS
  Fund                            0.72%            N/A         0.04%      0.76%
----------------------------------------------------------------------------------
Hartford Stock HLS Fund           0.46%            N/A         0.03%      0.49%
----------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund             0.47%            N/A         0.04%      0.51%
----------------------------------------------------------------------------------
Hartford Value HLS Fund (2)       0.83%            N/A         0.07%      0.90%
----------------------------------------------------------------------------------
Hartford Value Opportunities
  HLS Fund                        0.68%            N/A         0.05%      0.73%
----------------------------------------------------------------------------------



(1) The Class I shares of the Portfolios sponsored by UBS Series Trust are subject to fees imposed under a distribution plan ("Distribution Plan") adopted by the Portfolios pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Portfolio pays a distribution fee at the annual rate of 0.25% of its average daily net assets attributable to its Class I shares to certain distributors with respect to activities primarily intended to result in the sale of the Class I shares.


(2) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE


YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                           If you Surrender your Contract:      If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------
Alliance VP Global Bond
  Portfolio                 $ 95     $159     $214      $368     $34     $104     $176      $367
--------------------------------------------------------------------------------------------------
Alliance VP Growth and
  Income Portfolio          $ 91     $147     $195      $330     $29     $ 92     $156      $329
--------------------------------------------------------------------------------------------------
UBS Series Trust Tactical
  Allocation Portfolio      $ 91     $147     $195      $330     $29     $ 92     $156      $329
--------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $ 88     $139     $183      $305     $27     $ 84     $143      $304
--------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $ 87     $135     $175      $290     $25     $ 79     $135      $289
--------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $ 89     $140     $184      $307     $27     $ 84     $144      $306
--------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $ 89     $140     $184      $307     $27     $ 84     $144      $306
--------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $ 91     $148     $197      $333     $30     $ 92     $158      $332
--------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $ 90     $145     $192      $324     $29     $ 90     $153      $324
--------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $ 91     $147     $195      $330     $29     $ 92     $156      $329
--------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $ 91     $147     $196      $331     $30     $ 92     $157      $330
--------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $ 91     $146     $194      $327     $29     $ 91     $155      $326
--------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $ 90     $144     $190      $320     $28     $ 88     $151      $319
--------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $ 91     $146     $194      $327     $29     $ 91     $155      $326
--------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $ 91     $147      N/A       N/A     $29     $ 91      N/A       N/A
--------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $ 90     $143     $189      $318     $28     $ 88     $150      $317
--------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $ 88     $139     $182      $304     $27     $ 83     $143      $303
--------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $ 90     $144     $190      $320     $28     $ 88     $151      $319
--------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $ 86     $133     $171      $282     $24     $ 77     $131      $281
--------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $ 92     $149     $199      $338     $30     $ 94     $160      $337
--------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $ 90     $144     $190      $320     $28     $ 88     $151      $319
--------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $ 92     $149     $199      $338     $30     $ 94     $160      $337
--------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $ 89     $141     $185      $309     $27     $ 85     $145      $308
--------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $ 91     $147     $194      $328     $29     $ 91     $155      $327
--------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $ 87     $134     $174      $287     $25     $ 78     $134      $286
--------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $ 87     $134     $174      $287     $25     $ 78     $134      $286
--------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $ 89     $140     $184      $307     $27     $ 84     $144      $306
--------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $ 89     $142     $188      $315     $28     $ 87     $148      $314
--------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $ 87     $135     $174      $288     $25     $ 78     $134      $287
--------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $ 87     $135     $175      $290     $25     $ 79     $135      $289
--------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $ 91     $147     $194      $328     $29     $ 91     $155      $327
--------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $ 89     $142     $186      $312     $27     $ 86     $147      $311
--------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
Alliance VP Global Bond
  Portfolio                 $34     $104     $177      $368
-------------------------
Alliance VP Growth and
  Income Portfolio          $30     $ 92     $157      $330
-------------------------
UBS Series Trust Tactical
  Allocation Portfolio      $30     $ 92     $157      $330
-------------------------
Hartford Advisers HLS
  Fund                      $28     $ 84     $144      $305
-------------------------
Hartford Bond HLS Fund      $26     $ 80     $136      $290
-------------------------
Hartford Capital
  Appreciation HLS Fund     $28     $ 85     $145      $307
-------------------------
Hartford Dividend and
  Growth HLS Fund           $28     $ 85     $145      $307
-------------------------
Hartford Focus HLS Fund     $30     $ 93     $159      $333
-------------------------
Hartford Global Advisers
  HLS Fund                  $30     $ 91     $154      $324
-------------------------
Hartford Global
  Communications HLS Fund   $30     $ 92     $157      $330
-------------------------
Hartford Global Financial
  Services HLS Fund         $30     $ 93     $158      $331
-------------------------
Hartford Global Health
  HLS Fund                  $30     $ 91     $156      $327
-------------------------
Hartford Global Leaders
  HLS Fund                  $29     $ 89     $152      $320
-------------------------
Hartford Global
  Technology HLS Fund       $30     $ 91     $156      $327
-------------------------
Hartford Growth HLS Fund    $30     $ 92      N/A       N/A
-------------------------
Hartford Growth and
  Income HLS Fund           $29     $ 88     $151      $318
-------------------------
Hartford Growth
  Opportunities HLS Fund    $27     $ 84     $143      $304
-------------------------
Hartford High Yield HLS
  Fund                      $29     $ 89     $152      $320
-------------------------
Hartford Index HLS Fund     $25     $ 77     $132      $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $31     $ 95     $161      $338
-------------------------
Hartford International
  Opportunities HLS Fund    $29     $ 89     $152      $320
-------------------------
Hartford International
  Small Company HLS Fund    $31     $ 95     $161      $338
-------------------------
Hartford MidCap HLS Fund    $28     $ 86     $146      $309
-------------------------
Hartford MidCap Value HLS
  Fund                      $30     $ 92     $156      $328
-------------------------
Hartford Money Market HLS
  Fund                      $26     $ 79     $135      $287
-------------------------
Hartford Mortgage
  Securities HLS Fund       $26     $ 79     $135      $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                  $28     $ 85     $145      $307
-------------------------
Hartford Small Company
  HLS Fund                  $29     $ 87     $149      $315
-------------------------
Hartford Stock HLS Fund     $26     $ 79     $135      $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund       $26     $ 80     $136      $290
-------------------------
Hartford Value HLS Fund     $30     $ 92     $156      $328
-------------------------
Hartford Value
  Opportunities HLS Fund    $28     $ 87     $147      $312
-------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01        A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       9/20/01       AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01       AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Alliance VP Global Bond Portfolio and Alliance VP Growth and Income Portfolio are series of Alliance Variable Products Series Fund, Inc. Alliance Capital Management, L.P. is the investment adviser and is located at 1345 Avenue of the Americas, New York, New York 10105.


UBS Global Asset Management (US) Inc. (formerly Brinson Advisors, Inc.) is the investment advisor and administrator to the UBS Series Trust Tactical Allocation Portfolio. UBS Global Asset Management (US) Inc. is located at 51 West 52nd Street, New York, New York 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland, with operations in many areas of the financial services industry.


Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

ALLIANCE VP GLOBAL BOND PORTFOLIO -- Seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. and a range of foreign currencies.

ALLIANCE VP GROWTH AND INCOME PORTFOLIO -- Seeks a reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.


UBS SERIES TRUST TACTICAL ALLOCATION PORTFOLIO (formerly Brinson Series Trust Tactical Allocation Portfolio) -- Seeks total return, consisting of long-term capital appreciation and current income, by using the Tactical Allocation Model, a systematic investment strategy that allocates its investments between an equity portion designed to track the S&P 500 Composite Price Index and a fixed income portion that generally will be comprised of either five-year U.S. Treasury notes or 30-day U.S. Treasury Bills.


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series II of the Contract was sold before May 1, 2002. Series IIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IIR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our

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InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we

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believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the

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assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

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We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

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If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the

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  Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump

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sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be

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treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual

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dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a

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critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the

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current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the

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Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

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  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another

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annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a

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contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual

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two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



------------------------------------------------------
GENERAL INFORMATION
------------------------------------------------------
    Safekeeping of Assets
------------------------------------------------------
    Independent Public Accountants
------------------------------------------------------
    Non-Participating
------------------------------------------------------
    Misstatement of Age or Sex
------------------------------------------------------
    Principal Underwriter
------------------------------------------------------
PERFORMANCE RELATED INFORMATION
------------------------------------------------------
    Total Return for all Sub-Accounts
------------------------------------------------------
    Yield for Sub-Accounts
------------------------------------------------------
    Money Market Sub-Accounts
------------------------------------------------------
    Additional Materials
------------------------------------------------------
    Performance Comparisons
------------------------------------------------------
PERFORMANCE TABLES
------------------------------------------------------
ACCUMULATION UNIT VALUES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

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- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.


                                           YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
------------------------------------------------------------------------
ALLIANCE GLOBAL BOND PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $0.999      $1.003      $0.997
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.937      $0.999      $1.003
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      711       1,163       1,063
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.006          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.906          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       --          --          --
------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.100      $1.169      $1.072
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.086      $1.100      $1.169
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    3,347       3,899       3,389
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $0.999          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.961          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       --          --          --
------------------------------------------------------------------------
UBS SERIES TRUST TACTICAL
  ALLOCATION PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.195      $1.237      $1.057
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.032      $1.195      $1.237
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   28,236      25,585      15,818
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $0.993          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.897          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      144          --          --
------------------------------------------------------------------------

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $4.708      $4.803      $4.398
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $4.434      $4.708      $4.803
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  939,510   1,054,157   1,156,230
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $4.754          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $4.408          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      334          --          --
------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $2.416      $2.185      $2.258
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $2.593      $2.416      $2.185
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  216,138     152,494     167,707
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $2.444          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $2.578          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      124          --          --
------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $8.388      $7.501      $5.526
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $7.709      $8.388      $7.501
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  340,758     357,409     347,433
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $8.820          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $7.664          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      142          --          --
------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $2.816      $2.570      $2.471
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $2.669      $2.816      $2.570
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  339,000     335,847     381,269
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $2.747          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $2.653          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      113          --          --
------------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.000          --          --(b)
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.031          --          --
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      881          --          --
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.000          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.028          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       20          --          --
------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.656      $1.796      $1.476
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.533      $1.656      $1.796
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    1,972      61,514      57,797
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.651          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.524          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       20          --          --
------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.000          --          --(b)
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.711          --          --
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       31          --          --
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.000          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.709          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       --          --          --
------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.000          --          --(b)
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.952          --          --
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       37          --          --
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.000          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.950          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       --          --          --
------------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.469      $1.000          --(a)
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.481      $1.469          --
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    2,203      28,572          --
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.386          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.474          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       43          --          --
------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.792      $1.952      $1.315
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.476      $1.792      $1.952
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    6,663      87,887      25,343
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.769          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.468          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       --          --          --
------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $0.621      $1.000          --(a)
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.473      $0.621          --
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    4,473      39,523          --
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $0.728          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.471          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       --          --          --
------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.325      $1.422      $1.182
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.204      $1.325      $1.422
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    6,051      78,728      41,232
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.387          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.197          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        1          --          --
------------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.068      $1.070      $1.035
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.083      $1.068      $1.070
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   41,322      22,916      14,681
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.125          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.077          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        4          --          --
------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $5.012      $5.608      $4.712
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $4.340      $5.012      $5.608
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  132,529     148,780     152,272
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $5.161          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $4.315          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        8          --          --
------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.000          --          --(b)
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.854          --          --
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      147          --          --
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.000          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.852          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        5          --          --
------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.856      $2.267      $1.641
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.489      $1.856      $2.267
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    2,326     211,646     218,272
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.838          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.481          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       60          --          --
------------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.000          --          --(b)
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.932          --          --
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       51          --          --
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.000          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.930          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       --          --          --
------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $2.546      $2.056      $1.371
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $2.423      $2.546      $2.056
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  231,978     241,334     118,306
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $2.566          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $2.409          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       67          --          --
------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.000          --          --(b)
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.991          --          --
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    1,604          --          --
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.000          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.989          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        8          --          --
------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.863      $1.777      $1.716
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.911      $1.863      $1.777
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  261,219     189,367     213,832
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.865          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.900          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       --          --          --
------------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000         1999
------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $2.414      $2.217      $2.211
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $2.563      $2.414      $2.217
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      940      55,019      69,555
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $2.428          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $2.548          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       --          --          --
------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.931      $2.251      $1.374
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.622      $1.931      $2.251
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    3,569     140,975     107,808
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.851          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.613          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       24          --          --
------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $6.587      $7.176      $6.066
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $5.710      $6.587      $7.176
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  380,360     419,495     432,424
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $6.691          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $5.676          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       76          --          --
------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period              $1.000          --          --(b)
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $1.000          --          --
------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      363          --          --
------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period              $1.000          --          --
------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                        $0.998          --          --
------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       --          --          --
------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for The Director Choice variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                SERIES II AND SERIES IIR OF THE DIRECTOR CHOICE

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).


- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.


- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                           SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Alliance VP Global Bond Portfolio             07/15/99            -11.44%             N/A              N/A            -6.39%
----------------------------------------------------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio       06/01/99            -10.79%             N/A              N/A            -1.04%
----------------------------------------------------------------------------------------------------------------------------
UBS Series Trust Tactical Allocation
 Portfolio                                    09/29/98            -22.47%             N/A              N/A             1.52%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                    06/02/86            -15.21%            5.91%            7.61%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                        06/02/86             -2.67%            2.66%            2.99%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund        06/02/86            -17.32%           11.25%           13.43%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund         03/09/94            -14.66%            7.24%             N/A            11.43%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                       04/30/01               N/A              N/A              N/A            -6.93%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund             03/01/95            -16.69%            0.43%             N/A             3.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund       12/27/00            -43.77%             N/A              N/A           -42.94%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                         12/27/00            -16.20%             N/A              N/A           -15.23%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund               05/01/00             -9.07%             N/A              N/A            20.15%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund              10/01/98            -26.18%             N/A              N/A             8.66%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund           05/01/00            -31.90%             N/A              N/A           -42.83%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund           05/29/98            -18.31%             N/A              N/A             1.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund        03/24/87            -31.94%            6.50%            6.73%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                  10/01/98             -8.48%             N/A              N/A            -2.80%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                       05/01/87            -22.26%            6.09%            8.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                        04/30/01               N/A              N/A              N/A           -23.46%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                         07/02/90            -28.15%           -3.46%            1.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                         04/30/01               N/A              N/A              N/A           -16.09%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                      07/30/97            -14.27%             N/A              N/A            19.42%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                04/30/01               N/A              N/A              N/A           -10.95%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                06/02/86             -7.39%            0.06%            0.40%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund         06/02/86             -3.84%            2.06%            2.35%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund             05/02/94            -29.48%            7.48%             N/A             8.30%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund               08/09/96            -24.65%            5.87%             N/A             6.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                       06/02/86            -22.18%            7.33%           10.11%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                         03/24/87             -3.83%            2.06%            2.23%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                       04/30/01               N/A              N/A              N/A           -10.52%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund         05/01/96            -13.28%            7.18%             N/A             8.14%
----------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                               FUND                                                               SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Alliance VP Global Bond Portfolio            07/15/99              -1.78%             N/A              N/A            -0.20%
----------------------------------------------------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio      06/01/99              -1.07%             N/A              N/A             4.55%
----------------------------------------------------------------------------------------------------------------------------
UBS Series Trust Tactical Allocation
 Portfolio                                   09/29/98             -13.63%             N/A              N/A             6.21%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   03/31/83              -5.83%            8.82%            9.76%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                       08/31/77               7.33%            6.17%            5.68%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund       04/02/84              -8.09%           13.96%           15.19%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund        03/09/94              -5.23%           10.09%             N/A            13.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                      04/30/01                N/A              N/A              N/A             3.07%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund            03/01/95              -7.42%            3.91%             N/A             6.45%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund      12/27/00             -36.54%             N/A              N/A           -36.36%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                        12/27/00              -6.90%             N/A              N/A            -6.91%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund              05/01/00               0.77%             N/A              N/A            26.53%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund             10/01/98             -17.62%             N/A              N/A            12.74%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund          05/01/00             -23.77%             N/A              N/A           -36.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund          05/29/98              -9.16%             N/A              N/A             5.29%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund       03/24/87             -23.81%            9.37%            9.04%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                 10/01/98               1.41%             N/A              N/A             2.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                      05/01/87             -13.41%            8.81%           10.89%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                       04/30/01                N/A              N/A              N/A           -14.70%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                        07/02/90             -19.74%            0.09%            4.29%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                        04/30/01                N/A              N/A              N/A            -6.77%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                     07/30/97              -4.82%             N/A              N/A            22.16%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund               04/30/01                N/A              N/A              N/A            -1.24%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund               06/30/80               2.58%            3.79%            3.39%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund        01/01/85               6.16%            5.63%            5.14%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund            05/02/94             -21.17%           10.37%             N/A            10.65%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund              08/09/96             -15.98%            8.76%             N/A             9.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                      08/31/77             -13.32%            9.99%           12.03%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                        03/24/87               6.17%            5.63%            5.01%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                      04/30/01                N/A              N/A              N/A            -0.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund        05/01/96              -3.76%           10.17%             N/A            10.86%
----------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        0.55%           0.55%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.44%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.52%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.56%
---------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL BOND PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.999        $1.003        $0.997
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.937        $0.999        $1.003
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  711         1,163         1,063
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.996        $1.002        $1.027
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.933        $0.996        $1.002
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   21            21            49
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.006            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.907            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.006            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.906            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
  PORTFOLIO WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.100        $1.169        $1.072
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.086        $1.100        $1.169
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                3,347         3,899         3,389
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.097        $1.168        $1.078
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.081        $1.097        $1.168
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   32            28            24
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.962            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.961            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
UBS SERIES TRUST TACTICAL ALLOCATION PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.195        $1.237        $1.057
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.032        $1.195        $1.237
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               28,236        25,585        15,818
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.192        $1.235        $1.158
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.028        $1.192        $1.235
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                1,185           649           261
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.993            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.899            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               353            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.993            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.897            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               144            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $4.708        $4.803        $4.398
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.434        $4.708        $4.803
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              939,510     1,054,157     1,156,230
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.696        $4.798        $4.663
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.416        $4.696        $4.798
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  625        11,997         4,952
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.767            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.426            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               533            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.754            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.408            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               334            --            --
-----------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.416        $2.185        $2.258
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.593        $2.416        $2.185
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              216,138       152,494       167,707
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.410        $2.182        $2.233
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.583        $2.410        $2.182
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   81         2,190           756
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.450            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.588            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                79            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.444            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.578            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               124            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.388        $7.501        $5.526
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.709        $8.388        $7.501
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              340,758       357,409       347,433
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.367        $7.494        $6.255
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.678        $8.367        $7.494
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  315         4,645         1,112
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.843            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.695            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               295            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.820            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.664            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               142            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.816        $2.570        $2.471
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.669        $2.816        $2.570
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              339,000       335,847       381,269
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.809        $2.567        $2.655
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.658        $2.809        $2.567
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  249         2,938         1,030
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.754            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.664            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               137            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.747            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.653            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               113            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.031            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  881            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                12            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.028            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                20            --            --
-----------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.656        $1.796        $1.476
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.533        $1.656        $1.796
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                1,972        61,514        57,797
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.652        $1.791        $1.576
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.527        $1.652        $1.791
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  143         1,092           391
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.656            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.530            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                35            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.651            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.524            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                20            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.711            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   31            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.709            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.952            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   37            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.950            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.469        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481        $1.469            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                2,203        28,572            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.468        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.477        $1.468            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  107         1,264            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.478            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                48            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.386            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                43            --            --
-----------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.792        $1.952        $1.315
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.476        $1.792        $1.952
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                6,663        87,887        25,343
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.788        $1.951        $1.451
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.470        $1.788        $1.951
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  176         4,200           602
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.773            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                69            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.769            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.468            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.621        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473        $0.621            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                4,473        39,523            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.620        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.472        $0.620            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  120         1,695            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.729            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                27            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.728            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.471            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.325        $1.422        $1.182
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.204        $1.325        $1.422
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                6,051        78,728        41,232
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.322        $1.420        $1.281
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.199        $1.322        $1.420
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  355         3,737         1,551
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.390            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.201            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               100            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.197            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.068        $1.070        $1.035
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.083        $1.068        $1.070
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               41,322        22,916        14,681
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.065        $1.069        $1.084
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.079        $1.065        $1.069
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   48         1,881           707
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.128            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.081            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                38            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.125            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.077            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4            --            --
-----------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.012        $5.608        $4.712
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.340        $5.012        $5.608
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              132,529       148,780       152,272
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.999        $5.602        $5.181
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.323        $4.999        $5.602
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   59         3,070         1,107
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.175            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.332            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                29            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.161            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.315            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  147            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.853            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.852            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.856        $2.267        $1.641
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.489        $1.856        $2.267
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                2,326       211,646       218,272
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851        $2.265        $1.806
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.483        $1.851        $2.265
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  222         2,312           449
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.842            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.487            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               216            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.838            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                60            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.932            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   51            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.930            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.546        $2.056        $1.371
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.423        $2.546        $2.056
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              231,978       241,334       118,306
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.540        $2.054        $1.588
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.414        $2.540        $2.054
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  461         6,668         1,455
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.573            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.419            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               169            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.566            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.409            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                67            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                1,604            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   44            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.990            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               191            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.989            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.863        $1.777        $1.716
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.911        $1.863        $1.777
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              261,219       189,367       213,832
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.858        $1.776        $1.735
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.903        $1.858        $1.776
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  238         3,808         1,061
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.870            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.907            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               634            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.865            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.900            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.414        $2.217        $2.211
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.563        $2.414        $2.217
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  940        55,019        69,555
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.408        $2.214        $2.231
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.553        $2.408        $2.214
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   69           769           120
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.434            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.558            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                25            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.428            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.548            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.931        $2.251        $1.374
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.622        $1.931        $2.251
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                3,569       140,975       107,808
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.926        $2.248        $1.510
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.616        $1.926        $2.248
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  244         3,653           726
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.856            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.620            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               163            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.613            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                24            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.587        $7.176        $6.066
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.710        $6.587        $7.176
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              380,360       419,495       432,424
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.571        $7.169        $6.715
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.687        $6.571        $7.169
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  317         6,395         2,105
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.708            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.699            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               188            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.691            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.676            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                76            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  363            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  157            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                94            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.998            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

NATCITY DIRECTOR
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of NatCity Director variable annuity. Please read it carefully.

NatCity Director variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- ARMADA ADVANTAGE EQUITY GROWTH FUND SUB-ACCOUNT which purchases shares of Armada Advantage Equity Growth Fund of the Armada Advantage Fund

- ARMADA ADVANTAGE INTERNATIONAL EQUITY FUND SUB-ACCOUNT which purchases shares of Armada Advantage International Equity Fund of the Armada Advantage Fund

- ARMADA ADVANTAGE MID CAP GROWTH FUND SUB ACCOUNT which purchases shares of Armada Advantage Mid Cap Growth Fund of the Armada Advantage Fund

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  Principal First                                                            20
--------------------------------------------------------------------------------
  Death Benefit                                                              21
--------------------------------------------------------------------------------
  Surrenders                                                                 24
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              26
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     28
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            29
--------------------------------------------------------------------------------
  Legal Matters                                                              30
--------------------------------------------------------------------------------
  More Information                                                           30
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   30
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     35
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           36
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           39
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  42
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      43
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                           TOTAL FUND
                                     MANAGEMENT   OTHER    OPERATING
                                        FEES     EXPENSES   EXPENSES
---------------------------------------------------------------------
Armada Advantage Equity Growth Fund
  (1)                                  0.75%      0.94%      1.69%
---------------------------------------------------------------------
Armada Advantage International
  Equity Fund (1)                      1.15%      1.63%      2.78%
---------------------------------------------------------------------
Armada Advantage Mid Cap Growth
  Fund (1)                             1.00%      0.85%      1.85%
---------------------------------------------------------------------
Hartford Advisers HLS Fund             0.63%      0.03%      0.66%
---------------------------------------------------------------------
Hartford Bond HLS Fund                 0.48%      0.03%      0.51%
---------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                                 0.63%      0.05%      0.68%
---------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                                 0.65%      0.03%      0.68%
---------------------------------------------------------------------
Hartford Focus HLS Fund (2)            0.85%      0.10%      0.95%
---------------------------------------------------------------------
Hartford Global Advisers HLS Fund      0.76%      0.10%      0.86%
---------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                 0.85%      0.07%      0.92%
---------------------------------------------------------------------
Hartford Global Financial Services
  HLS Fund                             0.85%      0.08%      0.93%
---------------------------------------------------------------------
Hartford Global Health HLS Fund        0.85%      0.04%      0.89%
---------------------------------------------------------------------
Hartford Global Leaders HLS Fund       0.74%      0.07%      0.81%
---------------------------------------------------------------------
Hartford Global Technology HLS Fund    0.85%      0.04%      0.89%
---------------------------------------------------------------------
Hartford Growth HLS Fund (2)           0.83%      0.08%      0.91%
---------------------------------------------------------------------
Hartford Growth and Income HLS Fund    0.75%      0.04%      0.79%
---------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                                 0.61%      0.04%      0.65%
---------------------------------------------------------------------
Hartford High Yield HLS Fund           0.77%      0.04%      0.81%
---------------------------------------------------------------------
Hartford Index HLS Fund                0.40%      0.03%      0.43%
---------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (2)            0.85%      0.15%      1.00%
---------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund               0.70%      0.11%      0.81%
---------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (2)                 0.85%      0.15%      1.00%
---------------------------------------------------------------------
Hartford MidCap HLS Fund               0.67%      0.03%      0.70%
---------------------------------------------------------------------
Hartford MidCap Value HLS Fund (2)     0.83%      0.07%      0.90%
---------------------------------------------------------------------
Hartford Money Market HLS Fund         0.45%      0.03%      0.48%
---------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                                 0.45%      0.03%      0.48%
---------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund      0.63%      0.05%      0.68%
---------------------------------------------------------------------
Hartford Small Company HLS Fund        0.72%      0.04%      0.76%
---------------------------------------------------------------------
Hartford Stock HLS Fund                0.46%      0.03%      0.49%
---------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                             0.47%      0.04%      0.51%
---------------------------------------------------------------------
Hartford Value HLS Fund (2)            0.83%      0.07%      0.90%
---------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                                 0.68%      0.05%      0.73%
---------------------------------------------------------------------

(1) The Adviser for these Funds waived a portion of its fees for the most recent fiscal year. The Adviser may discontinue all or part of its waivers at any time. With these fee waivers, the actual Total Annual Fund Operating Expenses were as follows:

                                                           TOTAL ANNUAL FUND
                                     MANAGEMENT   OTHER        OPERATING
                                        FEES     EXPENSES      EXPENSES
----------------------------------------------------------------------------
Armada Advantage Equity Growth Fund    0.00%      0.94%          0.94%
----------------------------------------------------------------------------
Armada Advantage International
  Equity Fund                          0.65%      1.63%          2.28%
----------------------------------------------------------------------------
Armada Advantage Mid Cap Growth
  Fund                                 0.50%      0.85%          1.35%
----------------------------------------------------------------------------

(2) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                           If you Surrender your Contract:      If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------
Armada Advantage Equity
  Growth Fund               $ 99     $169     $232      $402     $37     $115     $194      $401
--------------------------------------------------------------------------------------------------
Armada Advantage
  International Equity
  Fund                      $110     $200     $282      $494     $48     $147     $246      $493
--------------------------------------------------------------------------------------------------
Armada Advantage Mid Cap
  Growth Fund               $101     $174     $239      $416     $39     $120     $202      $415
--------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $ 88     $139     $183      $305     $27     $ 84     $143      $304
--------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $ 87     $135     $175      $290     $25     $ 79     $135      $289
--------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $ 89     $140     $184      $307     $27     $ 84     $144      $306
--------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $ 89     $140     $184      $307     $27     $ 84     $144      $306
--------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $ 91     $148     $197      $333     $30     $ 92     $158      $332
--------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $ 90     $145     $192      $324     $29     $ 90     $153      $324
--------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $ 91     $147     $195      $330     $29     $ 92     $156      $329
--------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $ 91     $147     $196      $331     $30     $ 92     $157      $330
--------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $ 91     $146     $194      $327     $29     $ 91     $155      $326
--------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $ 90     $144     $190      $320     $28     $ 88     $151      $319
--------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $ 91     $146     $194      $327     $29     $ 91     $155      $326
--------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $ 91     $147      N/A       N/A     $29     $ 91      N/A       N/A
--------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $ 90     $143     $189      $318     $28     $ 88     $150      $317
--------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $ 88     $139     $182      $304     $27     $ 83     $143      $303
--------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $ 90     $144     $190      $320     $28     $ 88     $151      $319
--------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $ 86     $133     $171      $282     $24     $ 77     $131      $281
--------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $ 92     $149     $199      $338     $30     $ 94     $160      $337
--------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $ 90     $144     $190      $320     $28     $ 88     $151      $319
--------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $ 92     $149     $199      $338     $30     $ 94     $160      $337
--------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $ 89     $141     $185      $309     $27     $ 85     $145      $308
--------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $ 91     $147     $194      $328     $29     $ 91     $155      $327
--------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $ 87     $134     $174      $287     $25     $ 78     $134      $286
--------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $ 87     $134     $174      $287     $25     $ 78     $134      $286
--------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $ 89     $140     $184      $307     $27     $ 84     $144      $306
--------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $ 89     $142     $188      $315     $28     $ 87     $148      $314
--------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $ 87     $135     $174      $288     $25     $ 78     $134      $287
--------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $ 87     $135     $175      $290     $25     $ 79     $135      $289
--------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $ 91     $147     $194      $328     $29     $ 91     $155      $327
--------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $ 89     $142     $186      $312     $27     $ 86     $147      $311
--------------------------------------------------------------------------------------------------

                           If you do not Surrender your Contract:
SUB-ACCOUNT                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------
Armada Advantage Equity
  Growth Fund                $38       $116       $195       $402
-------------------------
Armada Advantage
  International Equity
  Fund                       $49       $148       $247       $494
-------------------------
Armada Advantage Mid Cap
  Growth Fund                $40       $120       $203       $416
-------------------------
Hartford Advisers HLS
  Fund                       $28       $ 84       $144       $305
-------------------------
Hartford Bond HLS Fund       $26       $ 80       $136       $290
-------------------------
Hartford Capital
  Appreciation HLS Fund      $28       $ 85       $145       $307
-------------------------
Hartford Dividend and
  Growth HLS Fund            $28       $ 85       $145       $307
-------------------------
Hartford Focus HLS Fund      $30       $ 93       $159       $333
-------------------------
Hartford Global Advisers
  HLS Fund                   $30       $ 91       $154       $324
-------------------------
Hartford Global
  Communications HLS Fund    $30       $ 92       $157       $330
-------------------------
Hartford Global Financial
  Services HLS Fund          $30       $ 93       $158       $331
-------------------------
Hartford Global Health
  HLS Fund                   $30       $ 91       $156       $327
-------------------------
Hartford Global Leaders
  HLS Fund                   $29       $ 89       $152       $320
-------------------------
Hartford Global
  Technology HLS Fund        $30       $ 91       $156       $327
-------------------------
Hartford Growth HLS Fund     $30       $ 92        N/A        N/A
-------------------------
Hartford Growth and
  Income HLS Fund            $29       $ 88       $151       $318
-------------------------
Hartford Growth
  Opportunities HLS Fund     $27       $ 84       $143       $304
-------------------------
Hartford High Yield HLS
  Fund                       $29       $ 89       $152       $320
-------------------------
Hartford Index HLS Fund      $25       $ 77       $132       $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                   $31       $ 95       $161       $338
-------------------------
Hartford International
  Opportunities HLS Fund     $29       $ 89       $152       $320
-------------------------
Hartford International
  Small Company HLS Fund     $31       $ 95       $161       $338
-------------------------
Hartford MidCap HLS Fund     $28       $ 86       $146       $309
-------------------------
Hartford MidCap Value HLS
  Fund                       $30       $ 92       $156       $328
-------------------------
Hartford Money Market HLS
  Fund                       $26       $ 79       $135       $287
-------------------------
Hartford Mortgage
  Securities HLS Fund        $26       $ 79       $135       $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                   $28       $ 85       $145       $307
-------------------------
Hartford Small Company
  HLS Fund                   $29       $ 87       $149       $315
-------------------------
Hartford Stock HLS Fund      $26       $ 79       $135       $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund        $26       $ 80       $136       $290
-------------------------
Hartford Value HLS Fund      $30       $ 92       $156       $328
-------------------------
Hartford Value
  Opportunities HLS Fund     $28       $ 87       $147       $312
-------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                          9/26/01         A+   Financial strength
------------------------------------------------------------------------------------------------
                                                             Financial security
 Standard & Poor's                      9/20/01        AA    characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01        AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Armada Advantage Equity Growth Fund, Armada Advantage International Equity Fund and Armada Advantage Mid Cap Growth Fund are part of the Armada Advantage Fund (the "Trust"), an open-end management company which offers six separate and diversified investment portfolios, each with a different investment objective. The Trust was organized in the Commonwealth of Massachusetts in May of 1993. The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies. Shares of the Trust are not offered to the general public but solely to such separate accounts.

National City Investment Management ("IMC") provides investment advisory services for the Armada Advantage Equity Growth Fund. IMC is an Ohio company which is a registered investment advisor and an indirectly wholly-owned subsidiary of National City Corporation ("NCC"), a publicly-held bank holding company.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

ARMADA ADVANTAGE EQUITY GROWTH FUND -- Seeks to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. Managed by IMC.

ARMADA ADVANTAGE INTERNATIONAL EQUITY FUND -- Seeks to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers, including common stock, preferred stock and convertible bonds of companies headquartered outside of the United States. Managed by IMC.

ARMADA ADVANTAGE MID CAP GROWTH FUND -- Seeks to provide capital appreciation by investing in a diversified portfolio of publicly traded mid cap equity securities. Managed by IMC.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our

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InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we

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believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the

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assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

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We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

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On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to

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  be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

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If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract

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  Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the

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taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you

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pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR.

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The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the

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current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the

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Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory

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distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection

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with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any

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period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

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G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



------------------------------------------------------
GENERAL INFORMATION
------------------------------------------------------
    Safekeeping of Assets
------------------------------------------------------
    Independent Public Accountants
------------------------------------------------------
    Non-Participating
------------------------------------------------------
    Misstatement of Age or Sex
------------------------------------------------------
    Principal Underwriter
------------------------------------------------------
PERFORMANCE RELATED INFORMATION
------------------------------------------------------
    Total Return for all Sub-Accounts
------------------------------------------------------
    Yield for Sub-Accounts
------------------------------------------------------
    Money Market Sub-Accounts
------------------------------------------------------
    Additional Materials
------------------------------------------------------
    Performance Comparisons
------------------------------------------------------
PERFORMANCE TABLES
------------------------------------------------------
ACCUMULATION UNIT VALUES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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                                                 HARTFORD LIFE INSURANCE COMPANY
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a prohibition against distributions from the Contract attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

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- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial
  Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial
  Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
ARMADA ADVANTAGE EQUITY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.933     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.775     $0.933         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     855        394         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.890         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.736         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       3         --         --
---------------------------------------------------------------------
ARMADA ADVANTAGE INTERNATIONAL
  EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.881     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.647     $0.881         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     937        529         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.875         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.641         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       3         --         --
---------------------------------------------------------------------
ARMADA ADVANTAGE MID CAP GROWTH
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.790     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.627     $0.790         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     786        392         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.766         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.605         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       5         --         --
---------------------------------------------------------------------

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $4.708     $4.803     $4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.434     $4.708     $4.803
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      17         --         --
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.416     $2.185     $2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.593     $2.416     $2.185
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      15         --         --
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $8.388     $7.501     $5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.709     $8.388     $7.501
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      43         --         --
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.816     $2.570     $2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.669     $2.816     $2.570
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      20         --         --
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.031         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.656     $1.796     $1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.533     $1.656     $1.796
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     105     61,514     57,797
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.711         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.952         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.469     $1.000         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481     $1.469         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     176     28,572         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.792     $1.952     $1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.476     $1.792     $1.952
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     322     87,887     25,343
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      16         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.621     $1.000         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.473     $0.621         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     795     39,523         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.728         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.471         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.325     $1.422     $1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.204     $1.325     $1.422
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     251     78,728     41,232
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       7         --         --
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.068     $1.070     $1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.083     $1.068     $1.070
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      21         --         --
---------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $5.012     $5.608     $4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.340     $5.012     $5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 132,529    148,780    152,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       3         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       3         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.856     $2.267     $1.641
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.489     $1.856     $2.267
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     105    211,646    218,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.838         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      27         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.932         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       1         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.546     $2.056     $1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.423     $2.546     $2.056
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 231,978    241,334    118,306
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      10         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      28         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       4         --         --
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.863     $1.777     $1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.911     $1.863     $1.777
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 261,219    189,367    213,832
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       1         --         --
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.414     $2.217     $2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.563     $2.414     $2.217
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      83     55,019     69,555
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.931     $2.251     $1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.622     $1.931     $2.251
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     419    140,975    107,808
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      24         --         --
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $6.587     $7.176     $6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.710     $6.587     $7.176
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 380,360    419,495    432,424
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      21         --         --
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.000         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      42         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      14         --         --
---------------------------------------------------------------------

(a) Inception date June 26, 2000.

(b) Inception date May 1, 2000.

(c) Inception date May 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for NatCity Director variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                   SERIES I AND SERIES IR OF NATCITY DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] -1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                              SUB-ACCOUNT                                                   SINCE
SUB-ACCOUNT                                  INCEPTION DATE      1 YEAR           5 YEAR      10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Armada Advantage Equity Growth Fund              09/13/99            -25.59%            N/A     N/A            -11.56%
----------------------------------------------------------------------------------------------------------------------
Armada Advantage International Equity Fund       09/23/93            -34.45%          -4.27%    N/A             -1.76%
----------------------------------------------------------------------------------------------------------------------
Armada Advantage Mid Cap Growth Fund             09/23/93            -29.06%          -3.62%    N/A              1.34%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       06/02/86            -15.21%           5.91%   7.61%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           06/02/86             -2.67%           2.66%   2.99%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           06/02/86            -17.32%          11.25%  13.43%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            03/09/94            -14.66%           7.24%    N/A             11.43%
----------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                          04/30/01               N/A             N/A     N/A             -6.93%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                03/01/95            -16.69%           0.43%    N/A              3.78%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund          12/27/00            -43.77%            N/A     N/A            -42.94%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund      12/27/00            -16.20%            N/A     N/A            -15.23%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                  05/01/00             -9.07%            N/A     N/A             20.15%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/98            -26.18%            N/A     N/A              8.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund              05/01/00            -31.90%            N/A     N/A            -42.83%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              05/29/98            -18.31%            N/A     N/A              1.12%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           03/24/87            -31.94%           6.50%   6.73%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/98             -8.48%            N/A     N/A             -2.80%
----------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/87            -22.26%           6.09%   8.87%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                        04/30/01               N/A             N/A     N/A            -23.46%
----------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                            07/02/90            -28.15%          -3.46%   1.87%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                            04/30/01               N/A             N/A     N/A            -16.09%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         07/30/97            -14.27%            N/A     N/A             19.42%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                   04/30/01               N/A             N/A     N/A            -10.95%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   06/02/86             -7.39%           0.06%   0.40%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            06/02/86             -3.84%           2.06%   2.35%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                05/02/94            -29.48%           7.48%    N/A              8.30%
----------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  08/09/96            -24.65%           5.87%    N/A              6.48%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          06/02/86            -22.18%           7.33%  10.11%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                            03/24/87             -3.83%           2.06%   2.23%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                          04/30/01               N/A             N/A     N/A            -10.52%
----------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/96            -13.28%           7.18%    N/A              8.14%
----------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                                  FUND                                                      SINCE
SUB-ACCOUNT                                  INCEPTION DATE      1 YEAR           5 YEAR      10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Armada Advantage Equity Growth Fund              09/13/99            -16.99%            N/A     N/A             -5.16%
----------------------------------------------------------------------------------------------------------------------
Armada Advantage International Equity Fund       09/23/93            -26.52%          -0.77%    N/A              1.43%
----------------------------------------------------------------------------------------------------------------------
Armada Advantage Mid Cap Growth Fund             09/23/93            -20.72%           0.03%    N/A              4.18%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       03/31/83             -5.83%           8.82%   9.76%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           08/31/77              7.33%           6.17%   5.68%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           04/02/84             -8.09%          13.96%  15.19%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            03/09/94             -5.23%          10.09%    N/A             13.39%
----------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                          04/30/01               N/A             N/A     N/A              3.07%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                03/01/95             -7.42%           3.91%    N/A              6.45%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund          12/27/00            -36.54%            N/A     N/A            -36.36%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund      12/27/00             -6.90%            N/A     N/A             -6.91%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                  05/01/00              0.77%            N/A     N/A             26.53%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/98            -17.62%            N/A     N/A             12.74%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund              05/01/00            -23.77%            N/A     N/A            -36.12%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              05/29/98             -9.16%            N/A     N/A              5.29%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           03/24/87            -23.81%           9.37%   9.04%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/98              1.41%            N/A     N/A              2.48%
----------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/87            -13.41%           8.81%  10.89%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                        04/30/01               N/A             N/A     N/A            -14.70%
----------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                            07/02/90            -19.74%           0.09%   4.29%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                            04/30/01               N/A             N/A     N/A             -6.77%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         07/30/97             -4.82%            N/A     N/A             22.16%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                   04/30/01               N/A             N/A     N/A             -1.24%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   06/30/80              2.58%           3.79%   3.39%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            01/01/85              6.16%           5.63%   5.14%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                05/02/94            -21.17%          10.37%    N/A             10.65%
----------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  08/09/96            -15.98%           8.76%    N/A              9.39%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          08/31/77            -13.32%           9.99%  12.03%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                            03/24/87              6.17%           5.63%   5.01%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                          04/30/01               N/A             N/A     N/A             -0.78%
----------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/96             -3.76%          10.17%    N/A             10.86%
----------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD    EFFECTIVE YIELD
---------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                      0.55%         0.55%
---------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                            YIELD
----------------------------------------------------------------------------
Hartford Bond HLS Fund                                                 4.44%
----------------------------------------------------------------------------
Hartford High Yield HLS Fund                                           9.52%
----------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                  3.56%
----------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
ARMADA ADVANTAGE EQUITY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.933      $1.000          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.775      $0.933          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  855         394          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.933      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.773      $0.933          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  218         107          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.890          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.738          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.890          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.736          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          --          --
-------------------------------------------------------------------------------------------------------------------------
ARMADA ADVANTAGE INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.881      $1.000          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.647      $0.881          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  937         529          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.880      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.646      $0.880          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  220         123          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.876          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.642          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.875          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.641          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
ARMADA ADVANTAGE MID CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.790      $1.000          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.627      $0.790          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  786         392          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.790      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.625      $0.790          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  373         301          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.766          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.606          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                19          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.766          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.605          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $4.708      $4.803      $4.398
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.434      $4.708      $4.803
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              939,510   1,054,157   1,156,230
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.696      $4.798      $4.663
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.416      $4.696      $4.798
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   65      11,997       4,952
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.767          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.426          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                27          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.754          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.408          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                17          --          --
-------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.416      $2.185      $2.258
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.593      $2.416      $2.185
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              216,138     152,494     167,707
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.410      $2.182      $2.233
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.583      $2.410      $2.182
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  158       2,190         756
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.450          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.588          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.444          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.578          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.388      $7.501      $5.526
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.709      $8.388      $7.501
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              340,758     357,409     347,433
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.367      $7.494      $6.255
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.678      $8.367      $7.494
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   73       4,645       1,112
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.843          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.695          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 9          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.820          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.664          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                43          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.816      $2.570      $2.471
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.669      $2.816      $2.570
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              339,000     335,847     381,269
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.809      $2.567      $2.655
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.658      $2.809      $2.567
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   70       2,938       1,030
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.754          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.664          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.747          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.653          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                20          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(c)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.031          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.028          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.656      $1.796      $1.476
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.533      $1.656      $1.796
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  105      61,514      57,797
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.652      $1.791      $1.576
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.527      $1.652      $1.791
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   40       1,092         391
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.656          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.530          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.651          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.524          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(c)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.711          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.709          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(c)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.952          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.950          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.469      $1.000          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481      $1.469          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  176      28,572          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.468      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.477      $1.468          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   38       1,264          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.478          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.386          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.792      $1.952      $1.315
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.476      $1.792      $1.952
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  322      87,887      25,343
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.788      $1.951      $1.451
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.470      $1.788      $1.951
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   78       4,200         602
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.773          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.769          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.468          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                16          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.621      $1.000          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473      $0.621          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  795      39,523          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.620      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.472      $0.620          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   79       1,695          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.729          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.728          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.471          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.325      $1.422      $1.182
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.204      $1.325      $1.422
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  251      78,728      41,232
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.322      $1.420      $1.281
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.199      $1.322      $1.420
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  107       3,737       1,551
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.390          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.201          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.197          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 7          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.068      $1.070      $1.035
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.083      $1.068      $1.070
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               41,322      22,916      14,681
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.065      $1.069      $1.084
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.079      $1.065      $1.069
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  103       1,881         707
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.128          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.081          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.125          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.077          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21          --          --
-------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.012      $5.608      $4.712
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.340      $5.012      $5.608
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              132,529     148,780     152,272
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.999      $5.602      $5.181
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.323      $4.999      $5.602
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   31       3,070       1,107
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.175          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.332          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.161          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.315          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(c)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    3          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.853          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.852          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.856      $2.267      $1.641
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.489      $1.856      $2.267
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  105     211,646     218,272
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851      $2.265      $1.806
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.483      $1.851      $2.265
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  151       2,312         449
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.842          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.487          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.838          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                27          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(c)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.932          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   11          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.930          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.546      $2.056      $1.371
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.423      $2.546      $2.056
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              231,978     241,334     118,306
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.540      $2.054      $1.588
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.414      $2.540      $2.054
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  179       6,668       1,455
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.573          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.419          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 7          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.566          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.409          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                10          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(c)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   28          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   39          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.990          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.989          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.863      $1.777      $1.716
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.911      $1.863      $1.777
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              261,219     189,367     213,832
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.858      $1.776      $1.735
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.903      $1.858      $1.776
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   40       3,808       1,061
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.870          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.907          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.865          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.900          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.414      $2.217      $2.211
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.563      $2.414      $2.217
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   83      55,019      69,555
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.408      $2.214      $2.231
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.553      $2.408      $2.214
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    9         769         120
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.434          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.558          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.428          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.548          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.931      $2.251      $1.374
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.622      $1.931      $2.251
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  419     140,975     107,808
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.926      $2.248      $1.510
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.616      $1.926      $2.248
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  229       3,653         726
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.856          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.620          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.613          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                24          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.587      $7.176      $6.066
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.710      $6.587      $7.176
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              380,360     419,495     432,424
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.571      $7.169      $6.715
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.687      $6.571      $7.169
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   67       6,395       2,105
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.708          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.699          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.691          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.676          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(c)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   42          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   10          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.998          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                14          --          --
-------------------------------------------------------------------------------------------------------------------------

(a) Inception date June 26, 2000.

(b) Inception date May 1, 2000.

(c) Inception date May 1, 2001.

THE HUNTINGTON DIRECTOR
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of The Huntington Director variable annuity. Please read it carefully.

The Huntington Director variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- HUNTINGTON VA DIVIDEND CAPTURE FUND SUB-ACCOUNT which purchases shares of Huntington VA Dividend Capture Fund of Huntington VA Funds

- HUNTINGTON VA GROWTH FUND SUB-ACCOUNT which purchases shares of Huntington VA Growth Fund of Huntington VA Funds

- HUNTINGTON VA INCOME EQUITY FUND SUB-ACCOUNT which purchases shares of Huntington VA Income Equity Fund of Huntington VA Funds

- HUNTINGTON VA MID CORP AMERICA FUND SUB-ACCOUNT which purchases shares of Huntington VA Mid Corp America Fund of Huntington VA Funds

- HUNTINGTON VA NEW ECONOMY FUND SUB-ACCOUNT which purchases shares of Huntington VA New Economy Fund of Huntington VA Funds

- HUNTINGTON VA ROTATING INDEX FUND SUB-ACCOUNT which purchases shares of Huntington VA Rotating Index Fund of Huntington VA Funds

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   5
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FEE TABLE                                                                     7
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   11
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 13
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            13
--------------------------------------------------------------------------------
  The Separate Account                                                       13
--------------------------------------------------------------------------------
  The Funds                                                                  13
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              16
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   16
--------------------------------------------------------------------------------
THE CONTRACT                                                                 17
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               17
--------------------------------------------------------------------------------
  Charges and Fees                                                           20
--------------------------------------------------------------------------------
  Principal First                                                            22
--------------------------------------------------------------------------------
  Death Benefit                                                              23
--------------------------------------------------------------------------------
  Surrenders                                                                 26
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              28
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     30
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            31
--------------------------------------------------------------------------------
  Legal Matters                                                              32
--------------------------------------------------------------------------------
  More Information                                                           32
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   32
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     36
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           37
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           40
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  43
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      44
--------------------------------------------------------------------------------

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                   TOTAL FUND
                                        MANAGEMENT       OTHER     OPERATING
                                           FEES         EXPENSES    EXPENSES
-----------------------------------------------------------------------------
Huntington VA Dividend Capture Fund
  (1)                                        0.60%       0.40%       1.00%
-----------------------------------------------------------------------------
Huntington VA Growth Fund (2)                0.60%       0.40%       1.00%
-----------------------------------------------------------------------------
Huntington VA Income Equity Fund
  (2)                                        0.60%       0.40%       1.00%
-----------------------------------------------------------------------------
Huntington VA Mid Corp America Fund
  (1)                                        0.60%       0.40%       1.00%
-----------------------------------------------------------------------------
Huntington VA New Economy Fund (1)           0.60%       0.40%       1.00%
-----------------------------------------------------------------------------
Huntington VA Rotating Index Fund
  (1)                                        0.60%       0.40%       1.00%
-----------------------------------------------------------------------------
Hartford Advisers HLS Fund                   0.63%       0.03%       0.66%
-----------------------------------------------------------------------------
Hartford Bond HLS Fund                       0.48%       0.03%       0.51%
-----------------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                                       0.63%       0.05%       0.68%
-----------------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                                       0.65%       0.03%       0.68%
-----------------------------------------------------------------------------
Hartford Focus HLS Fund (3)                  0.85%       0.10%       0.95%
-----------------------------------------------------------------------------
Hartford Global Advisers HLS Fund            0.76%       0.10%       0.86%
-----------------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                       0.85%       0.07%       0.92%
-----------------------------------------------------------------------------
Hartford Global Financial Services
  HLS Fund                                   0.85%       0.08%       0.93%
-----------------------------------------------------------------------------
Hartford Global Health HLS Fund              0.85%       0.04%       0.89%
-----------------------------------------------------------------------------
Hartford Global Leaders HLS Fund             0.74%       0.07%       0.81%
-----------------------------------------------------------------------------
Hartford Global Technology HLS Fund          0.85%       0.04%       0.89%
-----------------------------------------------------------------------------
Hartford Growth HLS Fund (3)                 0.83%       0.08%       0.91%
-----------------------------------------------------------------------------
Hartford Growth and Income HLS Fund          0.75%       0.04%       0.79%
-----------------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                                       0.61%       0.04%       0.65%
-----------------------------------------------------------------------------
Hartford High Yield HLS Fund                 0.77%       0.04%       0.81%
-----------------------------------------------------------------------------
Hartford Index HLS Fund                      0.40%       0.03%       0.43%
-----------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (3)                  0.85%       0.15%       1.00%
-----------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund                     0.70%       0.11%       0.81%
-----------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (3)                       0.85%       0.15%       1.00%
-----------------------------------------------------------------------------
Hartford MidCap HLS Fund                     0.67%       0.03%       0.70%
-----------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (3)           0.83%       0.07%       0.90%
-----------------------------------------------------------------------------
Hartford Money Market HLS Fund               0.45%       0.03%       0.48%
-----------------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                                       0.45%       0.03%       0.48%
-----------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund            0.63%       0.05%       0.68%
-----------------------------------------------------------------------------
Hartford Small Company HLS Fund              0.72%       0.04%       0.76%
-----------------------------------------------------------------------------
Hartford Stock HLS Fund                      0.46%       0.03%       0.49%
-----------------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                                   0.47%       0.04%       0.51%
-----------------------------------------------------------------------------
Hartford Value HLS Fund (3)                  0.83%       0.07%       0.90%
-----------------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                                       0.68%       0.05%       0.73%
-----------------------------------------------------------------------------

(1) The Funds' Adviser has contractually agreed to waive its fees and/or reimburse operating expenses in order to cap Total Annual Fund Operating Expenses at 1.00% for the period through April 30, 2003. Other expenses are based on estimated amounts for the current fiscal years including this contractual waiver. Absent any reimbursements or waivers, Total Annual Fund Operating

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    Expenses are estimated at 2.32% for the Huntington VA Divided Capture Fund, 2.16% for the Huntington VA Mid Corp America Fund, 2.26% for the Huntington VA New Economy Fund, and 2.33% for the Huntington VA Rotating Index Fund.

(2) The Funds' Adviser has contractually agreed to waive its fees and/or reimburse operating expenses in order to cap Total Annual Operating Expenses at 1.00% for the period through April 30, 2003. For the year ended December 31, 2001, Total Annual Fund Operating Expenses absent any reimbursements or waivers were 2.00% for the Huntington VA Growth Fund and 2.06% or the Huntington VA Income Equity Fund.

(3) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Huntington VA Dividend
  Capture Fund              $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Huntington VA Growth Fund   $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Huntington VA Income
  Equity Fund               $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Huntington VA Mid Corp
  America Fund              $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Huntington VA New Economy
  Fund                      $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Huntington VA Rotating
  Index Fund                $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $88     $139     $183      $305     $27      $84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $87     $135     $175      $290     $25      $79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $91     $148     $197      $333     $30      $92     $158      $332
-------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $90     $145     $192      $324     $29      $90     $153      $324
-------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $91     $147     $195      $330     $29      $92     $156      $329
-------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $91     $147     $196      $331     $30      $92     $157      $330
-------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $91     $146     $194      $327     $29      $91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $91     $146     $194      $327     $29      $91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $91     $147      N/A       N/A     $29      $91      N/A       N/A
-------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $90     $143     $189      $318     $28      $88     $150      $317
-------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $88     $139     $182      $304     $27      $83     $143      $303
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $86     $133     $171      $282     $24      $77     $131      $281
-------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $89     $141     $185      $309     $27      $85     $145      $308
-------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $87     $134     $174      $287     $25      $78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $87     $134     $174      $287     $25      $78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $89     $142     $188      $315     $28      $87     $148      $314
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $87     $135     $174      $288     $25      $78     $134      $287
-------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $87     $135     $175      $290     $25      $79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $89     $142     $186      $312     $27      $86     $147      $311
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
Huntington VA Dividend
  Capture Fund              $31      $95     $161      $338
-------------------------
Huntington VA Growth Fund   $31      $95     $161      $338
-------------------------
Huntington VA Income
  Equity Fund               $31      $95     $161      $338
-------------------------
Huntington VA Mid Corp
  America Fund              $31      $95     $161      $338
-------------------------
Huntington VA New Economy
  Fund                      $31      $95     $161      $338
-------------------------
Huntington VA Rotating
  Index Fund                $31      $95     $161      $338
-------------------------
Hartford Advisers HLS
  Fund                      $28      $84     $144      $305
-------------------------
Hartford Bond HLS Fund      $26      $80     $136      $290
-------------------------
Hartford Capital
  Appreciation HLS Fund     $28      $85     $145      $307
-------------------------
Hartford Dividend and
  Growth HLS Fund           $28      $85     $145      $307
-------------------------
Hartford Focus HLS Fund     $30      $93     $159      $333
-------------------------
Hartford Global Advisers
  HLS Fund                  $30      $91     $154      $324
-------------------------
Hartford Global
  Communications HLS Fund   $30      $92     $157      $330
-------------------------
Hartford Global Financial
  Services HLS Fund         $30      $93     $158      $331
-------------------------
Hartford Global Health
  HLS Fund                  $30      $91     $156      $327
-------------------------
Hartford Global Leaders
  HLS Fund                  $29      $89     $152      $320
-------------------------
Hartford Global
  Technology HLS Fund       $30      $91     $156      $327
-------------------------
Hartford Growth HLS Fund    $30      $92      N/A       N/A
-------------------------
Hartford Growth and
  Income HLS Fund           $29      $88     $151      $318
-------------------------
Hartford Growth
  Opportunities HLS Fund    $27      $84     $143      $304
-------------------------
Hartford High Yield HLS
  Fund                      $29      $89     $152      $320
-------------------------
Hartford Index HLS Fund     $25      $77     $132      $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $31      $95     $161      $338
-------------------------
Hartford International
  Opportunities HLS Fund    $29      $89     $152      $320
-------------------------
Hartford International
  Small Company HLS Fund    $31      $95     $161      $338
-------------------------
Hartford MidCap HLS Fund    $28      $86     $146      $309
-------------------------
Hartford MidCap Value HLS
  Fund                      $30      $92     $156      $328
-------------------------
Hartford Money Market HLS
  Fund                      $26      $79     $135      $287
-------------------------
Hartford Mortgage
  Securities HLS Fund       $26      $79     $135      $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                  $28      $85     $145      $307
-------------------------
Hartford Small Company
  HLS Fund                  $29      $87     $149      $315
-------------------------
Hartford Stock HLS Fund     $26      $79     $135      $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund       $26      $80     $136      $290
-------------------------
Hartford Value HLS Fund     $30      $92     $156      $328
-------------------------
Hartford Value
  Opportunities HLS Fund    $28      $87     $147      $312
-------------------------

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                          9/26/01         A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01        AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01        AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Income Equity Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund and Huntington VA Rotating Index Fund are diversified series of Huntington VA Funds, an open-end management investment company organized as a Massachusetts business trust. Huntington Asset Advisors, Inc. ("Huntington Asset Advisors") serves as investment adviser to the Huntington VA Funds. Huntington Asset Advisors is located at Huntington Center, 41 South High Street, Columbus, Ohio 43287 and is a wholly owned subsidiary of The Huntington National Bank.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HUNTINGTON VA DIVIDEND CAPTURE FUND -- Seeks total return on investment, with dividend income as an important component of that return. Advised by Huntington Asset Advisors.

HUNTINGTON VA GROWTH FUND -- Seeks to achieve long-term capital appreciation primarily through investing in equity securities. Advised by Huntington Asset Advisors.

HUNTINGTON VA INCOME EQUITY FUND -- Seeks to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities. Advised by Huntington Asset Advisors.

HUNTINGTON VA MID CORP AMERICA FUND -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that are either included in the Russell 3000 Index or have market capitalizations within the range of such included companies. Advised by Huntington Asset Advisors.

HUNTINGTON VA NEW ECONOMY FUND -- Seeks capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Advised by Huntington Asset Advisors.

HUNTINGTON VA ROTATING INDEX FUND -- Seeks to approximate the returns of the broad-based equity market index as determined by the Fund's Investment Adviser to be the most favorable in a given market environment. Advised by Huntington Asset Advisors.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

                                                                              15
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our

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InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we

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believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

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PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the

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current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

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The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities --

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General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

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PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

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- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In

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fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to

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the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

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LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

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 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

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    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However,

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either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



------------------------------------------------------
GENERAL INFORMATION
------------------------------------------------------
    Safekeeping of Assets
------------------------------------------------------
    Independent Public Accountants
------------------------------------------------------
    Non-Participating
------------------------------------------------------
    Misstatement of Age or Sex
------------------------------------------------------
    Principal Underwriter
------------------------------------------------------
PERFORMANCE RELATED INFORMATION
------------------------------------------------------
    Total Return for all Sub-Accounts
------------------------------------------------------
    Yield for Sub-Accounts
------------------------------------------------------
    Money Market Sub-Accounts
------------------------------------------------------
    Additional Materials
------------------------------------------------------
    Performance Comparisons
------------------------------------------------------
PERFORMANCE TABLES
------------------------------------------------------
ACCUMULATION UNIT VALUES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

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Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.022         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      11         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.021         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HUNTINGTON VA GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.914         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     154         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.912         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      17         --         --
---------------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.035     $0.993     $1.000
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.046     $1.035     $0.993
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,771      1,174        224
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.041         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.041         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     186         --         --
---------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.112         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       8         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.111         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.087         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       8         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.086         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HUNTINGTON VA ROTATING INDEX FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.042         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.041         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $4.708     $4.803     $4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.434     $4.708     $4.803
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      61         --         --
---------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.416     $2.185     $2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.593     $2.416     $2.185
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      10         --         --
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $8.388     $7.501     $5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.709     $8.388     $7.501
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      28         --         --
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.816     $2.570     $2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.669     $2.816     $2.570
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       6         --         --
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.031         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      28         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.656     $1.796     $1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.533     $1.656     $1.796
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     409     61,514     57,797
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.711         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      13         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.952         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      60         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       1         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.469     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481     $1.469         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     695     28,572         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.792     $1.952     $1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.476     $1.792     $1.952
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,580     87,887     25,343
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       8         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.621     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.473     $0.621         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,030     39,523         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.728         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.471         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       1         --         --
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.325     $1.422     $1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.204     $1.325     $1.422
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,485     78,728     41,232
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      42         --         --
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.068     $1.070     $1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.083     $1.068     $1.070
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       1         --         --
---------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $5.012     $5.608     $4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.340     $5.012     $5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 132,529    148,780    152,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       4         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      38         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      46         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.856     $2.267     $1.641
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.489     $1.856     $2.267
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     550    211,646    218,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.838         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.932         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       1         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.546     $2.056     $1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.423     $2.546     $2.056
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 231,978    241,334    118,306
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       1         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     300         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.863     $1.777     $1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.911     $1.863     $1.777
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 261,219    189,367    213,832
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.414     $2.217     $2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.563     $2.414     $2.217
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     145     55,019     69,555
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------

                                                                              51
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.931     $2.251     $1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.622     $1.931     $2.251
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,640    140,975    107,808
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $6.587     $7.176     $6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.710     $6.587     $7.176
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 380,360    419,495    432,424
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      45         --         --
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.000         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      49         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

(c) Inception date October 15, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for The Huntington Director variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
               SERIES I AND SERIES IR OF THE HUNTINGTON DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                                SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Huntington VA Dividend Capture Fund                10/15/01               N/A              N/A              N/A            -7.77%
---------------------------------------------------------------------------------------------------------------------------------
Huntington VA Growth Fund                          05/01/01               N/A              N/A              N/A           -17.76%
---------------------------------------------------------------------------------------------------------------------------------
Huntington VA Income Equity Fund                   10/20/99             -8.79%             N/A              N/A            -4.82%
---------------------------------------------------------------------------------------------------------------------------------
Huntington VA Mid Corp America Fund                10/15/01               N/A              N/A              N/A             1.21%
---------------------------------------------------------------------------------------------------------------------------------
Huntington VA New Economy Fund                     10/15/01               N/A              N/A              N/A            -1.29%
---------------------------------------------------------------------------------------------------------------------------------
Huntington VA Rotating Index Fund                  10/15/01               N/A              N/A              N/A            -5.78%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                         06/02/86            -15.21%            5.91%            7.61%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                             06/02/86             -2.67%            2.66%            2.99%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund             06/02/86            -17.32%           11.25%           13.43%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund              03/09/94            -14.66%            7.24%             N/A            11.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                            04/30/01               N/A              N/A              N/A            -6.93%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                  03/01/95            -16.69%            0.43%             N/A             3.78%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund            12/27/00            -43.77%             N/A              N/A           -42.94%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund        12/27/00            -16.20%             N/A              N/A           -15.23%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                    05/01/00             -9.07%             N/A              N/A            20.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                   10/01/98            -26.18%             N/A              N/A             8.66%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                05/01/00            -31.90%             N/A              N/A           -42.83%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                05/29/98            -18.31%             N/A              N/A             1.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund             03/24/87            -31.94%            6.50%            6.73%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                       10/01/98             -8.48%             N/A              N/A            -2.80%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                            05/01/87            -22.26%            6.09%            8.87%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                          04/30/01               N/A              N/A              N/A           -23.46%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund      07/02/90            -28.15%           -3.46%            1.87%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund      04/30/01               N/A              N/A              N/A           -16.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                           07/30/97            -14.27%             N/A              N/A            19.42%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                     04/30/01               N/A              N/A              N/A           -10.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                     06/02/86             -7.39%            0.06%            0.40%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund              06/02/86             -3.84%            2.06%            2.35%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                  05/02/94            -29.48%            7.48%             N/A             8.30%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                    08/09/96            -24.65%            5.87%             N/A             6.48%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                            06/02/86            -22.18%            7.33%           10.11%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund       03/24/87             -3.83%            2.06%            2.23%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                            04/30/01               N/A              N/A              N/A           -10.52%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund              05/01/96            -13.28%            7.18%             N/A             8.14%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                               FUND                                                               SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Huntington VA Dividend Capture Fund          10/15/01                N/A              N/A              N/A             2.17%
----------------------------------------------------------------------------------------------------------------------------
Huntington VA Growth Fund                    05/01/01                N/A              N/A              N/A            -8.57%
----------------------------------------------------------------------------------------------------------------------------
Huntington VA Income Equity Fund             10/20/99               1.07%             N/A              N/A             2.10%
----------------------------------------------------------------------------------------------------------------------------
Huntington VA Mid Corp America Fund          10/15/01                N/A              N/A              N/A            11.21%
----------------------------------------------------------------------------------------------------------------------------
Huntington VA New Economy Fund               10/15/01                N/A              N/A              N/A             8.71%
----------------------------------------------------------------------------------------------------------------------------
Huntington VA Rotating Index Fund            10/15/01                N/A              N/A              N/A             4.23%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   03/31/83              -5.83%            8.82%            9.76%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                       08/31/77               7.33%            6.17%            5.68%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund       04/02/84              -8.09%           13.96%           15.19%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund        03/09/94              -5.23%           10.09%             N/A            13.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                      04/30/01                N/A              N/A              N/A             3.07%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund            03/01/95              -7.42%            3.91%             N/A             6.45%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund      12/27/00             -36.54%             N/A              N/A           -36.36%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                        12/27/00              -6.90%             N/A              N/A            -6.91%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund              05/01/00               0.77%             N/A              N/A            26.53%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund             10/01/98             -17.62%             N/A              N/A            12.74%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund          05/01/00             -23.77%             N/A              N/A           -36.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund          05/29/98              -9.16%             N/A              N/A             5.29%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund       03/24/87             -23.81%            9.37%            9.04%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                 10/01/98               1.41%             N/A              N/A             2.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                      05/01/87             -13.41%            8.81%           10.89%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                       04/30/01                N/A              N/A              N/A           -14.70%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                        07/02/90             -19.74%            0.09%            4.29%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                        04/30/01                N/A              N/A              N/A            -6.77%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                     07/30/97              -4.82%             N/A              N/A            22.16%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund               04/30/01                N/A              N/A              N/A            -1.24%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund               06/30/80               2.58%            3.79%            3.39%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund        01/01/85               6.16%            5.63%            5.14%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund            05/02/94             -21.17%           10.37%             N/A            10.65%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund              08/09/96             -15.98%            8.76%             N/A             9.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                      08/31/77             -13.32%            9.99%           12.03%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                        03/24/87               6.17%            5.63%            5.01%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                      04/30/01                N/A              N/A              N/A            -0.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund        05/01/96              -3.76%           10.17%             N/A            10.86%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        0.55%                 0.55%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.44%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.52%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.56%
---------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(c)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.022            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   11            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.021            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.021            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.021            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HUNTINGTON VA GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.914            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  154            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.913            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   14            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.913            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                89            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.912            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                17            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.035        $0.993        $1.000
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.046        $1.035        $0.993
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                1,771         1,174           224
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.033        $0.993        $1.000
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.043        $1.033        $0.993
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  757           180             6
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.043            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.044            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               453            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.041            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.041            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               186            --            --
-----------------------------------------------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(c)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.112            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    8            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.112            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   49            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.112            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.111            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(c)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.087            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    8            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.087            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.087            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.086            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HUNTINGTON VA ROTATING INDEX FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(c)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.042            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.042            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.042            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.041            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $4.708        $4.803        $4.398
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.434        $4.708        $4.803
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              939,510     1,054,157     1,156,230
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.696        $4.798        $4.663
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.416        $4.696        $4.798
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  418        11,997         4,952
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.767            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.426            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               131            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.754            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.408            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                61            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.416        $2.185        $2.258
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.593        $2.416        $2.185
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              216,138       152,494       167,707
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.410        $2.182        $2.233
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.583        $2.410        $2.182
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  170         2,190           756
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.450            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.588            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               141            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.444            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.578            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                10            --            --
-----------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.388        $7.501        $5.526
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.709        $8.388        $7.501
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              340,758       357,409       347,433
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.367        $7.494        $6.255
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.678        $8.367        $7.494
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  205         4,645         1,112
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.843            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.695            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                89            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.820            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.664            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                28            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.816        $2.570        $2.471
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.669        $2.816        $2.570
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              339,000       335,847       381,269
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.809        $2.567        $2.655
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.658        $2.809        $2.567
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   76         2,938         1,030
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.754            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.664            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                81            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.747            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.653            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.031            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   28            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.028            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.656        $1.796        $1.476
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.533        $1.656        $1.796
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  409        61,514        57,797
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.652        $1.791        $1.576
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.527        $1.652        $1.791
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   17         1,092           391
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.656            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.530            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                13            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.651            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.524            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.711            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   13            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.709            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.952            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   60            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.950            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.469        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481        $1.469            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  695        28,572            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.468        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.477        $1.468            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   52         1,264            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.478            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.386            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.792        $1.952        $1.315
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.476        $1.792        $1.952
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                1,580        87,887        25,343
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.788        $1.951        $1.451
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.470        $1.788        $1.951
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   51         4,200           602
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.773            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               174            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.769            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.468            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8            --            --
-----------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.621        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473        $0.621            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                1,030        39,523            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.620        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.472        $0.620            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   18         1,695            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.729            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                60            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.728            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.471            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.325        $1.422        $1.182
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.204        $1.325        $1.422
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                1,485        78,728        41,232
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.322        $1.420        $1.281
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.199        $1.322        $1.420
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   58         3,737         1,551
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.390            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.201            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                64            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.197            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                42            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.068        $1.070        $1.035
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.083        $1.068        $1.070
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               41,322        22,916        14,681
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.065        $1.069        $1.084
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.079        $1.065        $1.069
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  273         1,881           707
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.128            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.081            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                39            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.125            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.077            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.012        $5.608        $4.712
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.340        $5.012        $5.608
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              132,529       148,780       152,272
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.999        $5.602        $5.181
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.323        $4.999        $5.602
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   40         3,070         1,107
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.175            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.332            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                22            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.161            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.315            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4            --            --
-----------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   38            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   65            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.853            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.852            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                46            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.856        $2.267        $1.641
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.489        $1.856        $2.267
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  550       211,646       218,272
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851        $2.265        $1.806
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.483        $1.851        $2.265
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   52         2,312           449
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.842            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.487            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                54            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.838            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.932            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    1            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    3            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.930            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.546        $2.056        $1.371
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.423        $2.546        $2.056
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              231,978       241,334       118,306
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.540        $2.054        $1.588
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.414        $2.540        $2.054
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  309         6,668         1,455
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.573            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.419            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                84            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.566            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.409            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1            --            --
-----------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  300            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   25            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.990            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               187            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.989            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.863        $1.777        $1.716
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.911        $1.863        $1.777
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              261,219       189,367       213,832
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.858        $1.776        $1.735
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.903        $1.858        $1.776
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  156         3,808         1,061
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.870            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.907            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                55            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.865            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.900            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.414        $2.217        $2.211
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.563        $2.414        $2.217
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  145        55,019        69,555
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.408        $2.214        $2.231
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.553        $2.408        $2.214
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   33           769           120
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.434            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.558            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.428            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.548            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.931        $2.251        $1.374
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.622        $1.931        $2.251
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                1,640       140,975       107,808
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.926        $2.248        $1.510
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.616        $1.926        $2.248
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  180         3,653           726
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.856            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.620            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               201            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.613            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2            --            --
-----------------------------------------------------------------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.587        $7.176        $6.066
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.710        $6.587        $7.176
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              380,360       419,495       432,424
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.571        $7.169        $6.715
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.687        $6.571        $7.169
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  240         6,395         2,105
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.708            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.699            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               139            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.691            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.676            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                45            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   49            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   18            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                59            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.998            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------


(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

(c) Inception date October 15, 2001.

THE DIRECTOR SOLUTION
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of The Director Solution variable annuity. Please read it carefully.

The Director Solution variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MERRILL LYNCH GLOBAL GROWTH V.I. FUND SUB-ACCOUNT which purchases Class A shares of Merrill Lynch Global Growth V.I. Fund of Merrill Lynch Variable Series Funds, Inc.

- MERRILL LYNCH LARGE CAP GROWTH V.I. FUND SUB-ACCOUNT which purchases Class A shares of Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc.

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND UB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  Principal First                                                            20
--------------------------------------------------------------------------------
  Death Benefit                                                              21
--------------------------------------------------------------------------------
  Surrenders                                                                 24
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              26
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     28
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            29
--------------------------------------------------------------------------------
  Legal Matters                                                              30
--------------------------------------------------------------------------------
  More Information                                                           30
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   30
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     35
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           36
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                            39
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  42
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      43
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, artford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                  TOTAL FUND
                                                        OTHER     OPERATING
                                     MANAGEMENT FEES   EXPENSES    EXPENSES
----------------------------------------------------------------------------
Merrill Lynch Global Growth V.I.
  Fund                                      0.75%       0.13%       0.88%
----------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I.
  Fund                                      0.65%       0.50%       1.15%
----------------------------------------------------------------------------
Hartford Advisers HLS Fund                  0.63%       0.03%       0.66%
----------------------------------------------------------------------------
Hartford Bond HLS Fund                      0.48%       0.03%       0.51%
----------------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                                      0.63%       0.05%       0.68%
----------------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                                      0.65%       0.03%       0.68%
----------------------------------------------------------------------------
Hartford Focus HLS Fund (1)                 0.85%       0.10%       0.95%
----------------------------------------------------------------------------
Hartford Global Advisers HLS Fund           0.76%       0.10%       0.86%
----------------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                      0.85%       0.07%       0.92%
----------------------------------------------------------------------------
Hartford Global Financial Services
  HLS Fund                                  0.85%       0.08%       0.93%
----------------------------------------------------------------------------
Hartford Global Health HLS Fund             0.85%       0.04%       0.89%
----------------------------------------------------------------------------
Hartford Global Leaders HLS Fund            0.74%       0.07%       0.81%
----------------------------------------------------------------------------
Hartford Global Technology HLS Fund         0.85%       0.04%       0.89%
----------------------------------------------------------------------------
Hartford Growth HLS Fund (1)                0.83%       0.08%       0.91%
----------------------------------------------------------------------------
Hartford Growth and Income HLS Fund         0.75%       0.04%       0.79%
----------------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                                      0.61%       0.04%       0.65%
----------------------------------------------------------------------------
Hartford High Yield HLS Fund                0.77%       0.04%       0.81%
----------------------------------------------------------------------------
Hartford Index HLS Fund                     0.40%       0.03%       0.43%
----------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (1)                 0.85%       0.15%       1.00%
----------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund                    0.70%       0.11%       0.81%
----------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (1)                      0.85%       0.15%       1.00%
----------------------------------------------------------------------------
Hartford MidCap HLS Fund                    0.67%       0.03%       0.70%
----------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (1)          0.83%       0.07%       0.90%
----------------------------------------------------------------------------
Hartford Money Market HLS Fund              0.45%       0.03%       0.48%
----------------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                                      0.45%       0.03%       0.48%
----------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund           0.63%       0.05%       0.68%
----------------------------------------------------------------------------
Hartford Small Company HLS Fund             0.72%       0.04%       0.76%
----------------------------------------------------------------------------
Hartford Stock HLS Fund                     0.46%       0.03%       0.49%
----------------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                                  0.47%       0.04%       0.51%
----------------------------------------------------------------------------
Hartford Value HLS Fund (1)                 0.83%       0.07%       0.90%
----------------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                                      0.68%       0.05%       0.73%
----------------------------------------------------------------------------

(1) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



You would pay the following expenses on a $1,000 investment at the end of the applicable time period assuming a 5% annual return on assets.



                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Merrill Lynch Global
  Growth V.I. Fund          $91     $146     $193      $326     $29      $90     $154      $325
-------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap
  Growth V.I. Fund          $93     $154     $206      $352     $32      $99     $168      $351
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $88     $139     $183      $305     $27      $84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $87     $135     $175      $290     $25      $79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $91     $148     $197      $333     $30      $92     $158      $332
-------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $90     $145     $192      $324     $29      $90     $153      $324
-------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $91     $147     $195      $330     $29      $92     $156      $329
-------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $91     $147     $196      $331     $30      $92     $157      $330
-------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $91     $146     $194      $327     $29      $91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $91     $146     $194      $327     $29      $91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $91     $147      N/A       N/A     $29      $91      N/A       N/A
-------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $90     $143     $189      $318     $28      $88     $150      $317
-------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $88     $139     $182      $304     $27      $83     $143      $303
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $86     $133     $171      $282     $24      $77     $131      $281
-------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $89     $141     $185      $309     $27      $85     $145      $308
-------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $87     $134     $174      $287     $25      $78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $87     $134     $174      $287     $25      $78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $89     $142     $188      $315     $28      $87     $148      $314
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $87     $135     $174      $288     $25      $78     $134      $287
-------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $87     $135     $175      $290     $25      $79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $89     $142     $186      $312     $27      $86     $147      $311
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
Merrill Lynch Global
  Growth V.I. Fund          $30      $91     $155      $326
-------------------------
Merrill Lynch Large Cap
  Growth V.I. Fund          $33      $99     $168      $352
-------------------------
Hartford Advisers HLS
  Fund                      $28      $84     $144      $305
-------------------------
Hartford Bond HLS Fund      $26      $80     $136      $290
-------------------------
Hartford Capital
  Appreciation HLS Fund     $28      $85     $145      $307
-------------------------
Hartford Dividend and
  Growth HLS Fund           $28      $85     $145      $307
-------------------------
Hartford Focus HLS Fund     $30      $93     $159      $333
-------------------------
Hartford Global Advisers
  HLS Fund                  $30      $91     $154      $324
-------------------------
Hartford Global
  Communications HLS Fund   $30      $92     $157      $330
-------------------------
Hartford Global Financial
  Services HLS Fund         $30      $93     $158      $331
-------------------------
Hartford Global Health
  HLS Fund                  $30      $91     $156      $327
-------------------------
Hartford Global Leaders
  HLS Fund                  $29      $89     $152      $320
-------------------------
Hartford Global
  Technology HLS Fund       $30      $91     $156      $327
-------------------------
Hartford Growth HLS Fund    $30      $92      N/A       N/A
-------------------------
Hartford Growth and
  Income HLS Fund           $29      $88     $151      $318
-------------------------
Hartford Growth
  Opportunities HLS Fund    $27      $84     $143      $304
-------------------------
Hartford High Yield HLS
  Fund                      $29      $89     $152      $320
-------------------------
Hartford Index HLS Fund     $25      $77     $132      $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $31      $95     $161      $338
-------------------------
Hartford International
  Opportunities HLS Fund    $29      $89     $152      $320
-------------------------
Hartford International
  Small Company HLS Fund    $31      $95     $161      $338
-------------------------
Hartford MidCap HLS Fund    $28      $86     $146      $309
-------------------------
Hartford MidCap Value HLS
  Fund                      $30      $92     $156      $328
-------------------------
Hartford Money Market HLS
  Fund                      $26      $79     $135      $287
-------------------------
Hartford Mortgage
  Securities HLS Fund       $26      $79     $135      $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                  $28      $85     $145      $307
-------------------------
Hartford Small Company
  HLS Fund                  $29      $87     $149      $315
-------------------------
Hartford Stock HLS Fund     $26      $79     $135      $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund       $26      $80     $136      $290
-------------------------
Hartford Value HLS Fund     $30      $92     $156      $328
-------------------------
Hartford Value
  Opportunities HLS Fund    $28      $87     $147      $312
-------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       9/20/01      AA     Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01      AA+    Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Merrill Lynch Large Cap Growth V.I. Fund, a series of Mercury V.I. Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is managed by Fund Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.

Merrill Lynch Global Growth V.I. Fund, a series of Merrill Lynch Variable Series Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is advised by Merrill Lynch Investment Managers, L.P. (formerly Merrill Lynch Asset Management, L.P.), an indirect wholly-owned subsidiary of Merrill Lynch & Co.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MERRILL LYNCH GLOBAL GROWTH V.I. FUND -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND -- Seeks to achieve long-term capital growth through investments primarily in a diversified portfolio of large capitalization equity securities of companies located in the U.S. In selecting securities, the Portfolio emphasizes those securities that the Portfolio's management believes to have good prospects for earnings growth.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

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HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our

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                                                 HARTFORD LIFE INSURANCE COMPANY
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InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.


We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.


None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we

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believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the

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assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the

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current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

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The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities --

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General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings

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Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

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FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled,

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or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years

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and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR

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results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You partcipate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-

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Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selec ted plus two busine ss days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

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INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free

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exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed fro the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts

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is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract' (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
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    Additional Materials
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    Performance Comparisons
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PERFORMANCE TABLES
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ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

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The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permi tted to be rolled over from qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial
  Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial
  Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

42
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                              43
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                            YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------
SUB-ACCOUNT                             2001         2000          1999
---------------------------------------------------------------------------
MERRILL LYNCH GLOBAL GROWTH V.I.
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.049  $      1.249  $  1.000
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.797  $      1.049  $  1.249
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         72            94        --
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.022            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.793            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
MERCURY LARGE CAP GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    0.917  $      1.105  $  1.000
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.822  $      0.917  $  1.105
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         75            27        --
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    0.942            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.817            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    4.708  $      4.803  $  4.398
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    4.434  $      4.708  $  4.803
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    939,510     1,054,157  1,156,230
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    4.754            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    4.408            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------
SUB-ACCOUNT                             2001         2000          1999
---------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    2.416  $      2.185  $  2.258
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    2.593  $      2.416  $  2.185
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    216,138       152,494   167,707
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    2.444            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    2.578            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    8.388  $      7.501  $  5.526
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    7.709  $      8.388  $  7.501
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    340,758       357,409   347,433
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    8.820            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    7.664            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    2.816  $      2.570  $  2.471
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    2.669  $      2.816  $  2.570
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    339,000       335,847   381,269
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    2.747            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    2.653            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --(b)
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.031            --        --
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.028            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------
SUB-ACCOUNT                             2001         2000          1999
---------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.656  $      1.796  $  1.476
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.533  $      1.656  $  1.796
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         19        61,514    57,797
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.651            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.524            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --(b)
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.711            --        --
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.709            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --(b)
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.952            --        --
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.950            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.469  $      1.000        --(a)
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.481  $      1.469        --
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         84        28,572        --
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.386            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.474            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------
SUB-ACCOUNT                             2001         2000          1999
---------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.792  $      1.952  $  1.315
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.476  $      1.792  $  1.952
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         78        87,887    25,343
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.769            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.468            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    0.621  $      1.000        --(a)
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.473  $      0.621        --
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                        201        39,523        --
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    0.728            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.471            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.325  $      1.422  $  1.182
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.204  $      1.325  $  1.422
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                        251        78,728    41,232
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.387            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.197            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.068  $      1.070  $  1.035
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.083  $      1.068  $  1.070
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     41,322        22,916    14,681
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.128            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.077            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------
SUB-ACCOUNT                             2001         2000          1999
---------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    5.012  $      5.608  $  4.712
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    4.340  $      5.012  $  5.608
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    132,529       148,780   152,272
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    5.161            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    4.315            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --(b)
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.854            --        --
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.852            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.856  $      2.267  $  1.641
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.489  $      1.856  $  2.267
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         72       211,646   218,272
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.838            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.481            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --(b)
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.932            --        --
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.930            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------
SUB-ACCOUNT                             2001         2000          1999
---------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    2.546  $      2.056  $  1.371
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    2.423  $      2.546  $  2.056
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    231,978       241,334   118,306
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    2.566            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    2.409            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --(b)
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.991            --        --
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         40            --        --
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.989            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.863  $      1.777  $  1.716
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.911  $      1.863  $  1.777
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    261,219       189,367   213,832
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.865            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.900            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    2.414  $      2.217  $  2.211
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    2.563  $      2.414  $  2.217
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                          4        55,019    69,555
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    2.428            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    2.548            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------
SUB-ACCOUNT                             2001         2000          1999
---------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.931  $      2.251  $  1.374
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.622  $      1.931  $  2.251
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         80       140,975   107,808
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.851            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.613            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    6.587  $      7.176  $  6.066
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    5.710  $      6.587  $  7.176
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    380,360       419,495   432,424
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    6.691            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    5.676            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --(b)
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    1.000            --        --
---------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         20            --        --
---------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $    1.000            --        --
---------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                      $    0.998            --        --
---------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --            --        --
---------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for The Director Solution variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                SERIES I AND SERIES IR OF THE DIRECTOR SOLUTION


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                              SUB-ACCOUNT                                                     SINCE
SUB-ACCOUNT                                  INCEPTION DATE      1 YEAR           5 YEAR       10 YEAR      INCEPTION
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund            06/05/98            -32.10%            N/A      N/A              -6.26%
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I. Fund         04/30/99            -19.51%            N/A      N/A              -9.70%
------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       06/02/86            -15.21%           5.91%    7.61%               N/A
------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           06/02/86             -2.67%           2.66%    2.99%               N/A
------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           06/02/86            -17.32%          11.25%   13.43%               N/A
------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            03/09/94            -14.66%           7.24%     N/A              11.43%
------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                          04/30/01               N/A             N/A      N/A              -6.93%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                03/01/95            -16.69%           0.43%     N/A               3.78%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund          12/27/00            -43.77%            N/A      N/A             -42.94%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund      12/27/00            -16.20%            N/A      N/A             -15.23%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                  05/01/00             -9.07%            N/A      N/A              20.15%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/98            -26.18%            N/A      N/A               8.66%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund              05/01/00            -31.90%            N/A      N/A             -42.83%
------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              05/29/98            -18.31%            N/A      N/A               1.12%
------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           03/24/87            -31.94%           6.50%    6.73%               N/A
------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/98             -8.48%            N/A      N/A              -2.80%
------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/87            -22.26%           6.09%    8.87%               N/A
------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                        04/30/01               N/A             N/A      N/A             -23.46%
------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                            07/02/90            -28.15%          -3.46%    1.87%               N/A
------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                            04/30/01               N/A             N/A      N/A             -16.09%
------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         07/30/97            -14.27%            N/A      N/A              19.42%
------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                   04/30/01               N/A             N/A      N/A             -10.95%
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   06/02/86             -7.39%           0.06%    0.40%               N/A
------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            06/02/86             -3.84%           2.06%    2.35%               N/A
------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund               05/02/94            -29.48%           7.48%     N/A               8.30%
------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  08/09/96            -24.65%           5.87%     N/A               6.48%
------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          06/02/86            -22.18%           7.33%   10.11%               N/A
------------------------------------------------------------------------------------------------------------------------
Hartford U. S. Government Securities HLS
 Fund                                            03/24/87             -3.83%           2.06%    2.23%               N/A
------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                          04/30/01               N/A             N/A      N/A             -10.52%
------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/96            -13.28%           7.18%     N/A               8.14%
------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                             FUND                                                           SINCE
SUB-ACCOUNT                             INCEPTION DATE      1 YEAR           5 YEAR         10 YEAR       INCEPTION
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund      06/05/98             -23.99%             N/A          N/A            -1.75%
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I.
 Fund                                      04/30/99             -10.45%             N/A          N/A            -4.21%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                 03/31/83              -5.83%            8.82%        9.76%             N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                     08/31/77               7.33%            6.17%        5.68%             N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund     04/02/84              -8.09%           13.96%       15.19%             N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund      03/09/94              -5.23%           10.09%         N/A            13.39%
----------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                    04/30/01                N/A              N/A          N/A             3.07%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund          03/01/95              -7.42%            3.91%         N/A             6.45%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS
 Fund                                      12/27/00             -36.54%             N/A          N/A           -36.36%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                      12/27/00              -6.90%             N/A          N/A            -6.91%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund            05/01/00               0.77%             N/A          N/A            26.53%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund           10/01/98             -17.62%             N/A          N/A            12.74%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund        05/01/00             -23.77%             N/A          N/A           -36.12%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund        05/29/98              -9.16%             N/A          N/A             5.29%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund     03/24/87             -23.81%            9.37%        9.04%             N/A
----------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund               10/01/98               1.41%             N/A          N/A             2.48%
----------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                    05/01/87             -13.41%            8.81%       10.89%             N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                     04/30/01                N/A              N/A          N/A           -14.70%
----------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities
 HLS Fund                                  07/02/90             -19.74%            0.09%        4.29%             N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Small Company
 HLS Fund                                  04/30/01                N/A              N/A          N/A            -6.77%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                   07/30/97              -4.82%             N/A          N/A            22.16%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund             04/30/01                N/A              N/A          N/A            -1.24%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund             06/30/80               2.58%            3.79%        3.39%             N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund      01/01/85               6.16%            5.63%        5.14%             N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund         05/02/94             -21.17%           10.37%         N/A            10.65%
----------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund            08/09/96             -15.98%            8.76%         N/A             9.39%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                    08/31/77             -13.32%            9.99%       12.03%             N/A
----------------------------------------------------------------------------------------------------------------------
Hartford U. S. Government Securities
 HLS Fund                                  03/24/87               6.17%            5.63%        5.01%             N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                    04/30/01                N/A              N/A          N/A            -0.78%
----------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund      05/01/96              -3.76%           10.17%         N/A            10.86%
----------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        0.55%                 0.55%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.44%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.52%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.56%
---------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.049        $1.249        $1.000
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.797        $1.049        $1.249
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    72            94            --
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.047        $1.249        $1.000
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.794        $1.047        $1.249
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.024            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.796            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.022            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.793            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
MERCURY LARGE CAP GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $0.917        $1.105        $1.000
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.822        $0.917        $1.105
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    75            27            --
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $0.916        $1.105        $1.000
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.819        $0.916        $1.105
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $0.943            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.820            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $0.942            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.817            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $4.708        $4.803        $4.398
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $4.434        $4.708        $4.803
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                               939,510     1,054,157     1,156,230
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $4.696        $4.798        $4.663
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $4.416        $4.696        $4.798
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --        11,997         4,952
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $4.767            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $4.426            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $4.754            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $4.408            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $2.416        $2.185        $2.258
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.593        $2.416        $2.185
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                               216,138       152,494       167,707
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $2.410        $2.182        $2.233
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.583        $2.410        $2.182
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         2,190           756
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $2.450            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.588            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $2.444            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.578            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $8.388        $7.501        $5.526
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $7.709        $8.388        $7.501
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                               340,758       357,409       347,433
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $8.367        $7.494        $6.255
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $7.678        $8.367        $7.494
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         4,645         1,112
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $8.843            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $7.695            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $8.820            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $7.664            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $2.816        $2.570        $2.471
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.669        $2.816        $2.570
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                               339,000       335,847       381,269
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $2.809        $2.567        $2.655
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.658        $2.809        $2.567
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         2,938         1,030
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $2.754            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.664            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $2.747            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.653            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.000            --            --(b)
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.031            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.029            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.029            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.028            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.656        $1.796        $1.476
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.533        $1.656        $1.796
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    19        61,514        57,797
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.652        $1.791        $1.576
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.527        $1.652        $1.791
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         1,092           391
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.656            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.530            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.651            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.524            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.000            --            --(b)
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.711            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.710            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.710            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.709            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.000            --            --(b)
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.952            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.951            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.951            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.950            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.469        $1.000            --(a)
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.481        $1.469            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    84        28,572            --
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.468        $1.000            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.477        $1.468            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         1,264            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.387            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.478            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.386            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.474            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.792        $1.952        $1.315
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.476        $1.792        $1.952
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    78        87,887        25,343
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.788        $1.951        $1.451
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.470        $1.788        $1.951
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         4,200           602
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.773            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.474            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.769            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.468            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $0.621        $1.000            --(a)
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.473        $0.621            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                   201        39,523            --
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $0.620        $1.000            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.472        $0.620            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         1,695            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $0.729            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.473            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $0.728            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.471            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.325        $1.422        $1.182
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.204        $1.325        $1.422
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                   251        78,728        41,232
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.322        $1.420        $1.281
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.199        $1.322        $1.420
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         3,737         1,551
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.390            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.201            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.387            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.197            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.068        $1.070        $1.035
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.083        $1.068        $1.070
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                41,322        22,916        14,681
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.065        $1.069        $1.084
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.079        $1.065        $1.069
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         1,881           707
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.128            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.081            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.128            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.077            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $5.012        $5.608        $4.712
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $4.340        $5.012        $5.608
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                               132,529       148,780       152,272
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $4.999        $5.602        $5.181
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $4.323        $4.999        $5.602
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         3,070         1,107
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $5.175            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $4.332            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $5.161            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $4.315            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.000            --            --(b)
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.854            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.854            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.853            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.852            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.856        $2.267        $1.641
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.489        $1.856        $2.267
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    72       211,646       218,272
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.851        $2.265        $1.806
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.483        $1.851        $2.265
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         2,312           449
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.842            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.487            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.838            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.481            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------


                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.000            --            --(b)
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.932            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.931            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.931            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.930            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $2.546        $2.056        $1.371
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.423        $2.546        $2.056
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                               231,978       241,334       118,306
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $2.540        $2.054        $1.588
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.414        $2.540        $2.054
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         6,668         1,455
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $2.573            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.419            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $2.566            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.409            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.000            --            --(b)
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.991            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    40            --            --
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.991            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.990            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.989            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.863        $1.777        $1.716
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.911        $1.863        $1.777
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                               261,219       189,367       213,832
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.858        $1.776        $1.735
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.903        $1.858        $1.776
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         3,808         1,061
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.870            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.907            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.865            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.900            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $2.414        $2.217        $2.211
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.563        $2.414        $2.217
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                     4        55,019        69,555
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $2.408        $2.214        $2.231
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.553        $2.408        $2.214
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --           769           120
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $2.434            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.558            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $2.428            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $2.548            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.931        $2.251        $1.374
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.622        $1.931        $2.251
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    80       140,975       107,808
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.926        $2.248        $1.510
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.616        $1.926        $2.248
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         3,653           726
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.856            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.620            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.851            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.613            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                         --------------------------------------
SUB-ACCOUNT                                                 2001         2000          1999
-----------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $6.587        $7.176        $6.066
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $5.710        $6.587        $7.176
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                               380,360       419,495       432,424
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $6.571        $7.169        $6.715
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $5.687        $6.571        $7.169
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --         6,395         2,105
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $6.708            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $5.699            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    23            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $6.691            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $5.676            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $1.000            --            --(b)
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $1.000            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    20            --            --
-----------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.999            --            --
-----------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.999            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period        $1.000            --            --
-----------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $0.998            --            --
-----------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    --            --            --
-----------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

DIRECTOR PREFERRED
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Director Preferred variable annuity. Please read it carefully.

Director Preferred variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- FIRST AMERICAN INTERNATIONAL PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of International Portfolio of First American Insurance Portfolios, Inc.

- FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Large Cap Growth Portfolio of First American Insurance Portfolios, Inc.

- FIRST AMERICAN MID CAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Mid Cap Growth Portfolio of First American Insurance Portfolios, Inc.

- FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Small Cap Growth Portfolio of First American Insurance Portfolios, Inc.

- FIRST AMERICAN TECHNOLOGY PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Technology Portfolio of First American Insurance Portfolios, Inc

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford Series Fund, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Effective at the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford Series Fund, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.


- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford Series Fund, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)


- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford Series Fund, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   10
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 12
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            12
--------------------------------------------------------------------------------
  The Separate Account                                                       12
--------------------------------------------------------------------------------
  The Funds                                                                  12
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              15
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   15
--------------------------------------------------------------------------------
THE CONTRACT                                                                 16
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               16
--------------------------------------------------------------------------------
  Charges and Fees                                                           19
--------------------------------------------------------------------------------
  Principal First                                                            21
--------------------------------------------------------------------------------
  Death Benefit                                                              22
--------------------------------------------------------------------------------
  Surrenders                                                                 25
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              27
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     29
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            30
--------------------------------------------------------------------------------
  Legal Matters                                                              31
--------------------------------------------------------------------------------
  More Information                                                           31
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   31
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     36
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           37
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           40
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  43
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      44
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                  TOTAL FUND
                                                        OTHER     OPERATING
                                     MANAGEMENT FEES   EXPENSES    EXPENSES
----------------------------------------------------------------------------
First American International
  Portfolio (1)                             0.00%       1.35%       1.35%
----------------------------------------------------------------------------
First American Large Cap Growth
  Portfolio (1)                             0.00%       0.90%       0.90%
----------------------------------------------------------------------------
First American Mid Cap Growth
  Portfolio (1)                             0.00%       0.95%       0.95%
----------------------------------------------------------------------------
First American Small Cap Growth
  Portfolio (1)                             0.00%       0.98%       0.98%
----------------------------------------------------------------------------
First American Technology Portfolio
  (1)                                       0.00%       0.98%       0.98%
----------------------------------------------------------------------------
Hartford Advisers HLS Fund                  0.63%       0.03%       0.66%
----------------------------------------------------------------------------
Hartford Bond HLS Fund                      0.48%       0.03%       0.51%
----------------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                                      0.63%       0.05%       0.68%
----------------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                                      0.65%       0.03%       0.68%
----------------------------------------------------------------------------
Hartford Focus HLS Fund (2)                 0.85%       0.10%       0.95%
----------------------------------------------------------------------------
Hartford Global Advisers HLS Fund           0.76%       0.10%       0.86%
----------------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                      0.85%       0.07%       0.92%
----------------------------------------------------------------------------
Hartford Global Financial Services
  HLS Fund                                  0.85%       0.08%       0.93%
----------------------------------------------------------------------------
Hartford Global Health HLS Fund             0.85%       0.04%       0.89%
----------------------------------------------------------------------------
Hartford Global Leaders HLS Fund            0.74%       0.07%       0.81%
----------------------------------------------------------------------------
Hartford Growth HLS Fund (2)                0.83%       0.08%       0.91%
----------------------------------------------------------------------------
Hartford Growth and Income HLS Fund         0.75%       0.04%       0.79%
----------------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                                      0.61%       0.04%       0.65%
----------------------------------------------------------------------------
Hartford High Yield HLS Fund                0.77%       0.04%       0.81%
----------------------------------------------------------------------------
Hartford Index HLS Fund                     0.40%       0.03%       0.43%
----------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (2)                 0.85%       0.15%       1.00%
----------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (2)                      0.85%       0.15%       1.00%
----------------------------------------------------------------------------
Hartford MidCap HLS Fund                    0.67%       0.03%       0.70%
----------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (2)          0.83%       0.07%       0.90%
----------------------------------------------------------------------------
Hartford Money Market HLS Fund              0.45%       0.03%       0.48%
----------------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                                      0.45%       0.03%       0.48%
----------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund           0.63%       0.05%       0.68%
----------------------------------------------------------------------------
Hartford Small Company HLS Fund             0.72%       0.04%       0.76%
----------------------------------------------------------------------------
Hartford Stock HLS Fund                     0.46%       0.03%       0.49%
----------------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                                  0.47%       0.04%       0.51%
----------------------------------------------------------------------------
Hartford Value HLS Fund (2)                 0.83%       0.07%       0.90%
----------------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                                      0.68%       0.05%       0.73%
----------------------------------------------------------------------------

(1) The Adviser has contractually agreed to waive fees or otherwise reimburse expenses until December 31, 2002. Total Fund Operating Expenses absence such reimbursements and fee waivers are shown below. The First American Small Cap Growth

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    Portfolio and the First American Mid Cap Growth Portfolio are new and have not completed a full fiscal year, therefore, the Total Fund Operating Expenses shown below for these Portfolios are based on annualized estimates for the current fiscal year.

                                                                  TOTAL FUND
                                                        OTHER     OPERATING
                                     MANAGEMENT FEES   EXPENSES    EXPENSES
----------------------------------------------------------------------------
First American International
  Portfolio                                 1.10%       2.13%       3.23%
----------------------------------------------------------------------------
First American Large Cap Growth
  Portfolio                                 0.65%       2.94%       3.59%
----------------------------------------------------------------------------
First American Mid Cap Growth
  Portfolio                                 0.70%       6.55%       7.25%
----------------------------------------------------------------------------
First American Small Cap Growth
  Portfolio                                 0.70%       6.59%       7.29%
----------------------------------------------------------------------------
First American Technology Portfolio         0.70%       3.90%       4.60%
----------------------------------------------------------------------------

(2) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
First American
  International Portfolio   $95     $160     $216      $371     $34     $105     $178      $370
-------------------------------------------------------------------------------------------------
First American Large Cap
  Growth Portfolio          $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
First American Mid Cap
  Growth Portfolio          $91     $148     $197      $333     $30     $ 92     $158      $332
-------------------------------------------------------------------------------------------------
First American Small Cap
  Growth Portfolio          $92     $149     $198      $336     $30     $ 93     $159      $335
-------------------------------------------------------------------------------------------------
First American Technology
  Portfolio                 $92     $149     $198      $336     $30     $ 93     $159      $335
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $88     $139     $183      $305     $27     $ 84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $91     $148     $197      $333     $30     $ 92     $158      $332
-------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $90     $145     $192      $324     $29     $ 90     $153      $324
-------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $91     $147     $195      $330     $29     $ 92     $156      $329
-------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $91     $147     $196      $331     $30     $ 92     $157      $330
-------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $91     $146     $194      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $91     $147      N/A       N/A     $29     $ 91      N/A       N/A
-------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $90     $143     $189      $318     $28     $ 88     $150      $317
-------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $88     $139     $182      $304     $27     $ 83     $143      $303
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $86     $133     $171      $282     $24     $ 77     $131      $281
-------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $89     $141     $185      $309     $27     $ 85     $145      $308
-------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $89     $142     $188      $315     $28     $ 87     $148      $314
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $87     $135     $174      $288     $25     $ 78     $134      $287
-------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $89     $142     $186      $312     $27     $ 86     $147      $311
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
First American
  International Portfolio   $35     $105     $178      $371
-------------------------
First American Large Cap
  Growth Portfolio          $30     $ 92     $156      $328
-------------------------
First American Mid Cap
  Growth Portfolio          $30     $ 93     $159      $333
-------------------------
First American Small Cap
  Growth Portfolio          $31     $ 94     $160      $336
-------------------------
First American Technology
  Portfolio                 $31     $ 94     $160      $336
-------------------------
Hartford Advisers HLS
  Fund                      $28     $ 84     $144      $305
-------------------------
Hartford Bond HLS Fund      $26     $ 80     $136      $290
-------------------------
Hartford Capital
  Appreciation HLS Fund     $28     $ 85     $145      $307
-------------------------
Hartford Dividend and
  Growth HLS Fund           $28     $ 85     $145      $307
-------------------------
Hartford Focus HLS Fund     $30     $ 93     $159      $333
-------------------------
Hartford Global Advisers
  HLS Fund                  $30     $ 91     $154      $324
-------------------------
Hartford Global
  Communications HLS Fund   $30     $ 92     $157      $330
-------------------------
Hartford Global Financial
  Services HLS Fund         $30     $ 93     $158      $331
-------------------------
Hartford Global Health
  HLS Fund                  $30     $ 91     $156      $327
-------------------------
Hartford Global Leaders
  HLS Fund                  $29     $ 89     $152      $320
-------------------------
Hartford Growth HLS Fund    $30     $ 92      N/A       N/A
-------------------------
Hartford Growth and
  Income HLS Fund           $29     $ 88     $151      $318
-------------------------
Hartford Growth
  Opportunities HLS Fund    $27     $ 84     $143      $304
-------------------------
Hartford High Yield HLS
  Fund                      $29     $ 89     $152      $320
-------------------------
Hartford Index HLS Fund     $25     $ 77     $132      $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $31     $ 95     $161      $338
-------------------------
Hartford International
  Small Company HLS Fund    $31     $ 95     $161      $338
-------------------------
Hartford MidCap HLS Fund    $28     $ 86     $146      $309
-------------------------
Hartford MidCap Value HLS
  Fund                      $30     $ 92     $156      $328
-------------------------
Hartford Money Market HLS
  Fund                      $26     $ 79     $135      $287
-------------------------
Hartford Mortgage
  Securities HLS Fund       $26     $ 79     $135      $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                  $28     $ 85     $145      $307
-------------------------
Hartford Small Company
  HLS Fund                  $29     $ 87     $149      $315
-------------------------
Hartford Stock HLS Fund     $26     $ 79     $135      $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund       $26     $ 80     $136      $290
-------------------------
Hartford Value HLS Fund     $30     $ 92     $156      $328
-------------------------
Hartford Value
  Opportunities HLS Fund    $28     $ 87     $147      $312
-------------------------

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01        A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       9/20/01       AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01       AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


U.S. Bancorp Piper Jaffray Asset Management serves as the investment adviser to First American Insurance Portfolios, Inc. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As investment adviser, U.S. Bancorp Piper Jaffray Asset Management manages the portfolios' business and investment activities, subject to the authority of the board of directors. Clay Finlay Inc. acts as sub-adviser to First American International Portfolio.


Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

FIRST AMERICAN INTERNATIONAL PORTFOLIO -- Seeks long-term growth of capital by investing primarily in equity securities that trade in markets other than the United States. These securities generally are issued by companies that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. Sub-Advised by Clay Finlay Inc.

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in companies that have market capitalizations of at least $5 billion at the time of purchase and exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO -- Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell MidCap Index.

FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO -- Seeks growth of capital by investing primarily in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index.

FIRST AMERICAN TECHNOLOGY PORTFOLIO -- Seeks long-term growth of capital by investing primarily in companies which have, or may develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our

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InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we

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believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the

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assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

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We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

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If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the

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  Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump

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sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT
DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT
DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR
YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be

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treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual

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dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity

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Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also

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allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired

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officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in

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the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any

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annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract

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owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax

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from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
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    Additional Materials
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    Performance Comparisons
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PERFORMANCE TABLES
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ACCUMULATION UNIT VALUES
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FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER
SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

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- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
FIRST AMERICAN INTERNATIONAL
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.802     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.593     $0.802         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       4         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.771         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
FIRST AMERICAN LARGE CAP GROWTH
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.803     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.550     $0.803         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       5         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
FIRST AMERICAN MID CAP GROWTH
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.122         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.121         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
FIRST AMERICAN SMALL CAP GROWTH
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.102         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.101         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
FIRST AMERICAN TECHNOLOGY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.540     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.258     $0.540         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      11         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.430         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $4.708     $4.803     $4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.434     $4.708     $4.803
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.416     $2.185     $2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.593     $2.416     $2.185
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $8.388     $7.501     $5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.709     $8.388     $7.501
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.816     $2.570     $2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.669     $2.816     $2.570
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.031         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.656     $1.796     $1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.533     $1.656     $1.796
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      23     61,514     57,797
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.711         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.952         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.469     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481     $1.469         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --     28,572         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.792     $1.952     $1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.476     $1.792     $1.952
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       2     87,887     25,343
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.325     $1.422     $1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.204     $1.325     $1.422
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --     78,728     41,232
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.068     $1.070     $1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.083     $1.068     $1.070
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $5.012     $5.608     $4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.340     $5.012     $5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --    148,780    152,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.932         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.546     $2.056     $1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.423     $2.546     $2.056
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 231,978    241,334    118,306
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.863     $1.777     $1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.911     $1.863     $1.777
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --    189,367    213,832
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.414     $2.217     $2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.563     $2.414     $2.217
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       2     55,019     69,555
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.931     $2.251     $1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.622     $1.931     $2.251
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       1    140,975    107,808
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $6.587     $7.176     $6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.710     $6.587     $7.176
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 380,360    419,495    432,424
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.000         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

(a) Inception date May 1, 2000

(b) Inception date October 15, 2001.

(c) Inception date May 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Director Preferred variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                  SERIES I AND SERIES IR OF DIRECTOR PREFERRED

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV.

In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                           SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
First American International Portfolio        05/01/00            -33.99%             N/A              N/A           -33.52%
----------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth
 Portfolio                                    05/01/00            -39.12%             N/A              N/A           -36.77%
----------------------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth Portfolio       01/04/01               N/A              N/A              N/A           -31.51%
----------------------------------------------------------------------------------------------------------------------------
First American Small Cap Growth
 Portfolio                                    01/04/01               N/A              N/A              N/A           -26.09%
----------------------------------------------------------------------------------------------------------------------------
First American Technology Portfolio           05/01/00            -58.38%             N/A              N/A           -62.61%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                    06/02/86            -15.21%            5.91%            7.61%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                        06/02/86             -2.67%            2.66%            2.99%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund        06/02/86            -17.32%           11.25%           13.43%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund         03/09/94            -14.66%            7.24%             N/A            11.43%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                       04/30/01               N/A              N/A              N/A            -6.93%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund             03/01/95            -16.69%            0.43%             N/A             3.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund       12/27/00            -43.77%             N/A              N/A           -42.94%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                         12/27/00            -16.20%             N/A              N/A           -15.23%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund               05/01/00             -9.07%             N/A              N/A            20.15%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund              10/01/98            -26.18%             N/A              N/A             8.66%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund           05/29/98            -18.31%             N/A              N/A             1.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund        03/24/87            -31.94%            6.50%            6.73%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                  10/01/98             -8.48%             N/A              N/A            -2.80%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                       05/01/87            -22.26%            6.09%            8.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                        04/30/01               N/A              N/A              N/A           -23.46%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                         04/30/01               N/A              N/A              N/A           -16.09%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                      07/30/97            -14.27%             N/A              N/A            19.42%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                04/30/01               N/A              N/A              N/A           -10.95%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                06/02/86             -7.39%            0.06%            0.40%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund         06/02/86             -3.84%            2.06%            2.35%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund            05/02/94            -29.48%            7.48%             N/A             8.30%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund               08/09/96            -24.65%            5.87%             N/A             6.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                       06/02/86            -22.18%            7.33%           10.11%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U. S. Government Securities HLS
 Fund                                         03/24/87             -3.83%            2.06%            2.23%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                       04/30/01               N/A              N/A              N/A           -10.52%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund         05/01/96            -13.28%            7.18%             N/A             8.14%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                               FUND                                                               SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
First American International Portfolio       05/01/00             -26.03%             N/A              N/A           -26.85%
----------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth
 Portfolio                                   05/01/00             -31.54%             N/A              N/A           -30.11%
----------------------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth Portfolio      01/04/01                N/A              N/A              N/A           -23.36%
----------------------------------------------------------------------------------------------------------------------------
First American Small Cap Growth
 Portfolio                                   01/04/01                N/A              N/A              N/A           -17.53%
----------------------------------------------------------------------------------------------------------------------------
First American Technology Portfolio          05/01/00             -52.25%             N/A              N/A           -55.61%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   03/31/83              -5.83%            8.82%            9.76%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                       08/31/77               7.33%            6.17%            5.68%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund       04/02/84              -8.09%           13.96%           15.19%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund        03/09/94              -5.23%           10.09%             N/A            13.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                      04/30/01                N/A              N/A              N/A             3.07%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund            03/01/95              -7.42%            3.91%             N/A             6.45%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund      12/27/00             -36.54%             N/A              N/A           -36.36%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                        12/27/00              -6.90%             N/A              N/A            -6.91%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund              05/01/00               0.77%             N/A              N/A            26.53%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund             10/01/98             -17.62%             N/A              N/A            12.74%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund          05/29/98              -9.16%             N/A              N/A             5.29%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund       03/24/87             -23.81%            9.37%            9.04%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                 10/01/98               1.41%             N/A              N/A             2.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                      05/01/87             -13.41%            8.81%           10.89%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                       04/30/01                N/A              N/A              N/A           -14.70%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                        04/30/01                N/A              N/A              N/A            -6.77%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                     07/30/97              -4.82%             N/A              N/A            22.16%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund               04/30/01                N/A              N/A              N/A            -1.24%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund               06/30/80               2.58%            3.79%            3.39%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund        01/01/85               6.16%            5.63%            5.14%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund           05/02/94             -21.17%           10.37%             N/A            10.65%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund              08/09/96             -15.98%            8.76%             N/A             9.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                      08/31/77             -13.32%            9.99%           12.03%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U. S. Government Securities HLS
 Fund                                        03/24/87               6.17%            5.63%            5.01%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                      04/30/01                N/A              N/A              N/A            -0.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund        05/01/96              -3.76%           10.17%             N/A            10.86%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        0.55%                 0.55%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.44%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.52%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.56%
---------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INTERNATIONAL PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 0.802     $   1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.593     $   0.802            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    4            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 0.801     $   1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.592     $   0.801            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.773            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.771            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 0.803     $   1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.550     $   0.803            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    5            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 0.803     $   1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.549     $   0.803            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.654            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.653            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN MID CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.122            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.121            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.121            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.121            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.102            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.101            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.101            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.101            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN TECHNOLOGY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 0.540     $   1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.258     $   0.540            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   11            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 0.540     $   1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.257     $   0.540            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $  0.43            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.430            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 4.708     $   4.803     $   4.398
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 4.434     $   4.708     $   4.803
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              939,510     1,054,157     1,156,230
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 4.696     $   4.798     $   4.663
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 4.416     $   4.696     $   4.798
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --        11,997         4,952
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 4.767            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 4.426            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 4.754            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 4.408            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 2.416     $   2.185     $   2.258
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.593     $   2.416     $   2.185
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              216,138       152,494       167,707
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.410     $   2.182     $   2.233
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.583     $   2.410     $   2.182
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         2,190           756
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.450            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.588            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.444            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.578            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.388     $   7.501     $   5.526
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.709     $   8.388     $   7.501
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              340,758       357,409       347,433
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.367     $   7.494     $   6.255
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.678     $   8.367     $   7.494
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         4,645         1,112
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.843            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.695            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.820            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.664            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 2.816     $   2.570     $   2.471
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.669     $   2.816     $   2.570
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              339,000       335,847       381,269
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.809     $   2.567     $   2.655
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.658     $   2.809     $   2.567
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         2,938         1,030
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.754            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.664            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.747            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.653            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --(c)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.031            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.029            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.029            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.028            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.656     $   1.796     $   1.476
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.533     $   1.656     $   1.796
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   23        61,514        57,797
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.652     $   1.791     $   1.576
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.527     $   1.652     $   1.791
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         1,092           391
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.656            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.530            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.651            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.524            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --(c)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.711            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.710            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.710            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.709            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --(c)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.952            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.951            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.951            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.950            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.469     $   1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.481     $   1.469            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --        28,572            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.468     $   1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.477     $   1.468            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         1,264            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.387            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.478            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.386            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.474            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.792     $   1.952     $   1.315
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.476     $   1.792     $   1.952
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    2        87,887        25,343
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.788     $   1.951     $   1.451
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.470     $   1.788     $   1.951
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         4,200           602
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.773            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.474            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.769            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.468            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.325     $   1.422     $   1.182
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.204     $   1.325     $   1.422
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --        78,728        41,232
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.322     $   1.420     $   1.281
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.199     $   1.322     $   1.420
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         3,737         1,551
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.390            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.201            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.387            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.197            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.068     $   1.070     $   1.035
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.083     $   1.068     $   1.070
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               41,322        22,916        14,681
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.065     $   1.069     $   1.084
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.079     $   1.065     $   1.069
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         1,881           707
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.128            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.081            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.125            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.077            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 5.012     $   5.608     $   4.712
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 4.340     $   5.012     $   5.608
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       148,780       152,272
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 4.999     $   5.602     $   5.181
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 4.323     $   4.999     $   5.602
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         3,070         1,107
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 5.175            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 4.332            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 5.161            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 4.315            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --(c)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.854            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.854            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.853            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.852            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --(c)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.932            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.931            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.931            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.930            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 2.546     $   2.056     $   1.371
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.423     $   2.546     $   2.056
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              231,978       241,334       118,306
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.540     $   2.054     $   1.588
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.414     $   2.540     $   2.054
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         6,668         1,455
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.573            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.419            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.566            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.409            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --(c)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.991            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.991            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.990            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.989            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.863     $   1.777     $   1.716
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.911     $   1.863     $   1.777
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       189,367       213,832
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.858     $   1.776     $   1.735
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.903     $   1.858     $   1.776
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         3,808         1,061
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.870            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.907            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.865            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.900            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 2.414     $   2.217     $   2.211
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.563     $   2.414     $   2.217
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    2        55,019        69,555
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.408     $   2.214     $   2.231
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.553     $   2.408     $   2.214
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --           769           120
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.434            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.558            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 2.428            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.548            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.931     $   2.251     $   1.374
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.622     $   1.931     $   2.251
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    1       140,975       107,808
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.926     $   2.248     $   1.510
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.616     $   1.926     $   2.248
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         3,653           726
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.856            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.620            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.851            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.613            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 6.587     $   7.176     $   6.066
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.710     $   6.587     $   7.176
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              380,360       419,495       432,424
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.571     $   7.169     $   6.715
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.687     $   6.571     $   7.169
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         6,395         2,105
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.708            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.699            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.691            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.676            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --(c)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.998            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000

(b) Inception date October 15, 2001.

(c) Inception date May 1, 2001.

DIRECTOR ELITE
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Director Elite variable annuity. Please read it carefully.

Director Elite variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- JENNISON PORTFOLIO SUB-ACCOUNT (formerly Prudential Jennison Portfolio Sub-Account) which purchases Class II shares of the Jennison Portfolio (formerly Prudential Jennison Portfolio) of The Prudential Series Fund, Inc. ("Jennison Portfolio")

- PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the SP Jennison International Growth Portfolio of The Prudential Series Fund, Inc. ("Prudential Jennison International Growth Portfolio")

- JENNISON 20/20 FOCUS PORTFOLIO SUB-ACCOUNT (formerly Prudential 20/20 Focus Portfolio Sub-Account) which purchases Class II shares of the Jennison 20/20 Focus Portfolio (formerly 20/20 Focus Portfolio) of The Prudential Series Fund, Inc. ("Jennison 20/20 Focus Portfolio")

- PRUDENTIAL VALUE PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Value Portfolio of The Prudential Series Fund, Inc. ("Prudential Value Portfolio")

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  Principal First                                                            20
--------------------------------------------------------------------------------
  Death Benefit                                                              21
--------------------------------------------------------------------------------
  Surrenders                                                                 24
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              26
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     28
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            29
--------------------------------------------------------------------------------
  Legal Matters                                                              30
--------------------------------------------------------------------------------
  More Information                                                           30
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   30
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     35
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           36
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           39
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  42
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      43
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                 12B-1
                                              DISTRIBUTION              TOTAL FUND
                                MANAGEMENT  AND/OR SERVICING   OTHER    OPERATING
                                   FEES           FEES        EXPENSES   EXPENSES
----------------------------------------------------------------------------------
Jennison Portfolio                0.60%           0.25%        0.19%      1.04%
----------------------------------------------------------------------------------
Prudential Jennison
  International Growth
  Portfolio                       0.85%           0.25%        0.60%      1.70%
----------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio    0.75%           0.25%        0.28%      1.28%
----------------------------------------------------------------------------------
Prudential Value Portfolio        0.40%           0.25%        0.19%      0.84%
----------------------------------------------------------------------------------
Hartford Advisers HLS Fund        0.63%            N/A         0.03%      0.66%
----------------------------------------------------------------------------------
Hartford Bond HLS Fund            0.48%            N/A         0.03%      0.51%
----------------------------------------------------------------------------------
Hartford Capital Appreciation
  HLS Fund                        0.63%            N/A         0.05%      0.68%
----------------------------------------------------------------------------------
Hartford Dividend and Growth
  HLS Fund                        0.65%            N/A         0.03%      0.68%
----------------------------------------------------------------------------------
Hartford Focus HLS Fund (1)       0.85%            N/A         0.10%      0.95%
----------------------------------------------------------------------------------
Hartford Global Advisers HLS
  Fund                            0.76%            N/A         0.10%      0.86%
----------------------------------------------------------------------------------
Hartford Global Communications
  HLS Fund                        0.85%            N/A         0.07%      0.92%
----------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund               0.85%            N/A         0.08%      0.93%
----------------------------------------------------------------------------------
Hartford Global Health HLS
  Fund                            0.85%            N/A         0.04%      0.89%
----------------------------------------------------------------------------------
Hartford Global Leaders HLS
  Fund                            0.74%            N/A         0.07%      0.81%
----------------------------------------------------------------------------------
Hartford Global Technology HLS
  Fund                            0.85%            N/A         0.04%      0.89%
----------------------------------------------------------------------------------
Hartford Growth HLS Fund (1)      0.83%            N/A         0.08%      0.91%
----------------------------------------------------------------------------------
Hartford Growth and Income HLS
  Fund                            0.75%            N/A         0.04%      0.79%
----------------------------------------------------------------------------------
Hartford Growth Opportunities
  HLS Fund                        0.61%            N/A         0.04%      0.65%
----------------------------------------------------------------------------------
Hartford High Yield HLS Fund      0.77%            N/A         0.04%      0.81%
----------------------------------------------------------------------------------
Hartford Index HLS Fund           0.40%            N/A         0.03%      0.43%
----------------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (1)       0.85%            N/A         0.15%      1.00%
----------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund          0.70%            N/A         0.11%      0.81%
----------------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (1)            0.85%            N/A         0.15%      1.00%
----------------------------------------------------------------------------------
Hartford MidCap HLS Fund          0.67%            N/A         0.03%      0.70%
----------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund
  (1)                             0.83%            N/A         0.07%      0.90%
----------------------------------------------------------------------------------
Hartford Money Market HLS Fund    0.45%            N/A         0.03%      0.48%
----------------------------------------------------------------------------------
Hartford Mortgage Securities
  HLS Fund                        0.45%            N/A         0.03%      0.48%
----------------------------------------------------------------------------------
Hartford SmallCap Growth HLS
  Fund                            0.63%            N/A         0.05%      0.68%
----------------------------------------------------------------------------------
Hartford Small Company HLS
  Fund                            0.72%            N/A         0.04%      0.76%
----------------------------------------------------------------------------------
Hartford Stock HLS Fund           0.46%            N/A         0.03%      0.49%
----------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund             0.47%            N/A         0.04%      0.51%
----------------------------------------------------------------------------------
Hartford Value HLS Fund (1)       0.83%            N/A         0.07%      0.90%
----------------------------------------------------------------------------------
Hartford Value Opportunities
  HLS Fund                        0.68%            N/A         0.05%      0.73%
----------------------------------------------------------------------------------

(1) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. Total Fund Operating Expenses are based on annualized estimates of expenses to be incurred during the current fiscal year.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Jennison Portfolio          $92     $151     $201      $342     $31     $ 95     $162      $341
-------------------------------------------------------------------------------------------------
Prudential Jennison
  International Growth
  Portfolio                 $99     $170     $232      $403     $37     $115     $195      $402
-------------------------------------------------------------------------------------------------
Jennison 20/20 Focus
  Portfolio                 $95     $158     $213      $364     $33     $102     $174      $364
-------------------------------------------------------------------------------------------------
Prudential Value
  Portfolio                 $90     $145     $191      $322     $29     $ 89     $152      $322
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $88     $139     $183      $305     $27     $ 84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $91     $148     $197      $333     $30     $ 92     $158      $332
-------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $90     $145     $192      $324     $29     $ 90     $153      $324
-------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $91     $147     $195      $330     $29     $ 92     $156      $329
-------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $91     $147     $196      $331     $30     $ 92     $157      $330
-------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $91     $146     $194      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $91     $146     $194      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $91     $147      N/A       N/A     $29     $ 91      N/A       N/A
-------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $90     $143     $189      $318     $28     $ 88     $150      $317
-------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $88     $139     $182      $304     $27     $ 83     $143      $303
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $86     $133     $171      $282     $24     $ 77     $131      $281
-------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $89     $141     $185      $309     $27     $ 85     $145      $308
-------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $89     $142     $188      $315     $28     $ 87     $148      $314
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $87     $135     $174      $288     $25     $ 78     $134      $287
-------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $89     $142     $186      $312     $27     $ 86     $147      $311
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
Jennison Portfolio          $31     $ 96     $163      $342
-------------------------
Prudential Jennison
  International Growth
  Portfolio                 $38     $116     $195      $403
-------------------------
Jennison 20/20 Focus
  Portfolio                 $34     $103     $175      $364
-------------------------
Prudential Value
  Portfolio                 $29     $ 90     $153      $322
-------------------------
Hartford Advisers HLS
  Fund                      $28     $ 84     $144      $305
-------------------------
Hartford Bond HLS Fund      $26     $ 80     $136      $290
-------------------------
Hartford Capital
  Appreciation HLS Fund     $28     $ 85     $145      $307
-------------------------
Hartford Dividend and
  Growth HLS Fund           $28     $ 85     $145      $307
-------------------------
Hartford Focus HLS Fund     $30     $ 93     $159      $333
-------------------------
Hartford Global Advisers
  HLS Fund                  $30     $ 91     $154      $324
-------------------------
Hartford Global
  Communications HLS Fund   $30     $ 92     $157      $330
-------------------------
Hartford Global Financial
  Services HLS Fund         $30     $ 93     $158      $331
-------------------------
Hartford Global Health
  HLS Fund                  $30     $ 91     $156      $327
-------------------------
Hartford Global Leaders
  HLS Fund                  $29     $ 89     $152      $320
-------------------------
Hartford Global
  Technology HLS Fund       $30     $ 91     $156      $327
-------------------------
Hartford Growth HLS Fund    $30     $ 92      N/A       N/A
-------------------------
Hartford Growth and
  Income HLS Fund           $29     $ 88     $151      $318
-------------------------
Hartford Growth
  Opportunities HLS Fund    $27     $ 84     $143      $304
-------------------------
Hartford High Yield HLS
  Fund                      $29     $ 89     $152      $320
-------------------------
Hartford Index HLS Fund     $25     $ 77     $132      $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $31     $ 95     $161      $338
-------------------------
Hartford International
  Opportunities HLS Fund    $29     $ 89     $152      $320
-------------------------
Hartford International
  Small Company HLS Fund    $31     $ 95     $161      $338
-------------------------
Hartford MidCap HLS Fund    $28     $ 86     $146      $309
-------------------------
Hartford MidCap Value HLS
  Fund                      $30     $ 92     $156      $328
-------------------------
Hartford Money Market HLS
  Fund                      $26     $ 79     $135      $287
-------------------------
Hartford Mortgage
  Securities HLS Fund       $26     $ 79     $135      $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                  $28     $ 85     $145      $307
-------------------------
Hartford Small Company
  HLS Fund                  $29     $ 87     $149      $315
-------------------------
Hartford Stock HLS Fund     $26     $ 79     $135      $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund       $26     $ 80     $136      $290
-------------------------
Hartford Value HLS Fund     $30     $ 92     $156      $328
-------------------------
Hartford Value
  Opportunities HLS Fund    $28     $ 87     $147      $312
-------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                          9/26/01         A+   Financial strength
------------------------------------------------------------------------------------------------
                                                             Financial security characteristics
 Standard & Poor's                      9/20/01        AA
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01        AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Jennison Portfolio, Prudential Jennison International Growth Portfolio, Jennison 20/20 Focus Portfolio, and Prudential Value Portfolio are part of The Prudential Series Fund, Inc. The Prudential Series Fund, Inc. is an open-end management investment company that was organized under the laws of Maryland on November 15, 1982. The Prudential Series Fund, Inc. offers two classes of shares in each portfolio: Class I shares and Class II shares. This Annuity invests only in Class II shares of The Prudential Series Fund, Inc.

Prudential Investments LLC (PI), a wholly owned subsidiary of Prudential Financial, Inc. serves as the overall investment adviser for The Prudential Series Fund, Inc. PI is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison) provides investment advisory services for the Jennison 20/20 Focus Portfolio, the Jennison Portfolio, and the Prudential Jennison International Growth Portfolio. Jennison provides investment advisory services for approximately 50% of the assets of Prudential Value Portfolio, and Deutsche Asset Management, Inc. (Deutsche) and Victory Capital Management, Inc. (Victory), each provide investment advisory services for approximately 25% of the assets of Prudential Value Portfolio.

Jennison is located at 466 Lexington Avenue, New York, New York 10017. Deutsche is located at 280 Park Avenue, New York, New York 10017. Victory is located at 130 Public Square, Cleveland, Ohio 44114.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


JENNISON PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects.


PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO -- Seeks long-term growth of capital.


JENNISON 20/20 FOCUS PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that are selected by the investment advisers (up to 20 by each) as having strong capital appreciation potential.


PRUDENTIAL VALUE PORTFOLIO -- Seeks capital appreciation.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our

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InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we

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believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the

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assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we

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may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

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On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to

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  be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

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If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract

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  Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the

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taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you

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pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR.

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The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the

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current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the

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Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

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  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another

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annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a

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contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual

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two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



------------------------------------------------------
GENERAL INFORMATION
------------------------------------------------------
    Safekeeping of Assets
------------------------------------------------------
    Independent Public Accountants
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    Non-Participating
------------------------------------------------------
    Misstatement of Age or Sex
------------------------------------------------------
    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
------------------------------------------------------
    Total Return for all Sub-Accounts
------------------------------------------------------
    Yield for Sub-Accounts
------------------------------------------------------
    Money Market Sub-Accounts
------------------------------------------------------
    Additional Materials
------------------------------------------------------
    Performance Comparisons
------------------------------------------------------
PERFORMANCE TABLES
------------------------------------------------------
ACCUMULATION UNIT VALUES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

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The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                              43
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                         YEAR ENDED DECEMBER 31,
                                     --------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
JENNISON PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.783     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.630     $0.783         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,063        695         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.832         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.627         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     263         --         --
---------------------------------------------------------------------
PRUDENTIAL JENNISON INTERNATIONAL
  GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.740         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      35         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.738         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       1         --         --
---------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.982     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.957     $0.982         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     303         89         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.039         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.953         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      18         --         --
---------------------------------------------------------------------

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
                                     --------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.943         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     120         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.941         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       1         --         --
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $4.708     $4.803     $4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.434     $4.708     $4.803
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     188         --         --
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.416     $2.185     $2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.593     $2.416     $2.185
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       9         --         --
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $8.388     $7.501     $5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.709     $8.388     $7.501
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     116         --         --
---------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
                                     --------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.816     $2.570     $2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.669     $2.816     $2.570
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      44         --         --
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.031         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       5         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      21         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.656     $1.796     $1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.533     $1.656     $1.796
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     115     61,514     57,797
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      56         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.711         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
                                     --------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.952         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      13         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.469     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481     $1.469         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     351     28,572         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      24         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.792     $1.952     $1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.476     $1.792     $1.952
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     467     87,887     25,343
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      13         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.621     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.473     $0.621         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     637     39,523         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.728         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.471         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     205         --         --
---------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
                                     --------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.325     $1.422     $1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.204     $1.325     $1.422
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     500     78,728     41,232
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      18         --         --
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.068     $1.070     $1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.083     $1.068     $1.070
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $5.012     $5.608     $4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.340     $5.012     $5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     422    148,780    152,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      23         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       5         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
                                     --------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.856     $2.267     $1.641
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.489     $1.856     $2.267
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     167    211,646    218,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.838         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.932         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.546     $2.056     $1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.423     $2.546     $2.056
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 231,978    241,334    118,306
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      27         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     459         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      31         --         --
---------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
                                     --------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.863     $1.777     $1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.911     $1.863     $1.777
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 261,219    189,367    213,832
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      48         --         --
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.414     $2.217     $2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.563     $2.414     $2.217
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     124     55,019     69,555
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       5         --         --
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.931     $2.251     $1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.622     $1.931     $2.251
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     280    140,975    107,808
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       7         --         --
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $6.587     $7.176     $6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.710     $6.587     $7.176
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   1,124    419,495    432,424
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      31         --         --
---------------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
                                     --------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.000         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      80         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Director Elite variable annuity to me at the following address:

---------------------------------------------------
                                     Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                    SERIES I AND SERIES IR OF DIRECTOR ELITE

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                           SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                            04/25/95            -28.03%            7.41%             N/A            10.94%
----------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
 Portfolio                                    09/25/00            -43.94%             N/A              N/A           -47.30%
----------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                05/03/99            -12.15%             N/A              N/A             2.97%
----------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                    02/19/88            -13.15%            6.44%            9.34%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                    06/02/86            -15.21%            5.91%            7.61%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                        06/02/86             -2.67%            2.66%            2.99%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund        06/02/86            -17.32%           11.25%           13.43%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund         03/09/94            -14.66%            7.24%             N/A            11.43%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                       04/30/01               N/A              N/A              N/A            -6.93%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund             03/01/95            -16.69%            0.43%             N/A             3.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund       12/27/00            -43.77%             N/A              N/A           -42.94%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                         12/27/00            -16.20%             N/A              N/A           -15.23%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund               05/01/00             -9.07%             N/A              N/A            20.15%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund              10/01/98            -26.18%             N/A              N/A             8.66%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund           05/01/00            -31.90%             N/A              N/A           -42.83%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund           05/29/98            -18.31%             N/A              N/A             1.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund        03/24/87            -31.94%            6.50%            6.73%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                  10/01/98             -8.48%             N/A              N/A            -2.80%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                       05/01/87            -22.26%            6.09%            8.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                        04/30/01               N/A              N/A              N/A           -23.46%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                         07/02/90            -28.15%           -3.46%            1.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                         04/30/01               N/A              N/A              N/A           -16.09%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                      07/30/97            -14.27%             N/A              N/A            19.42%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                04/30/01               N/A              N/A              N/A           -10.95%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                06/02/86             -7.39%            0.06%            0.40%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund         06/02/86             -3.84%            2.06%            2.35%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund            05/02/94            -29.48%            7.48%             N/A             8.30%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund               08/09/96            -24.65%            5.87%             N/A             6.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                       06/02/86            -22.18%            7.33%           10.11%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U. S. Government Securities HLS
 Fund                                         03/24/87             -3.83%            2.06%            2.23%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                       04/30/01               N/A              N/A              N/A           -10.52%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund         05/01/96            -13.28%            7.18%             N/A             8.14%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                               FUND                                                               SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                           04/25/95             -19.62%            9.96%             N/A            12.91%
----------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
 Portfolio                                   09/25/00             -36.72%             N/A              N/A           -38.97%
----------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio               05/03/99              -2.53%             N/A              N/A             2.50%
----------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                   02/19/88              -3.61%            9.43%           11.33%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   03/31/83              -5.83%            8.82%            9.76%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                       08/31/77               7.33%            6.17%            5.68%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund       04/02/84              -8.09%           13.96%           15.19%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund        03/09/94              -5.23%           10.09%             N/A            13.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                      04/30/01                N/A              N/A              N/A             3.07%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund            03/01/95              -7.42%            3.91%             N/A             6.45%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund      12/27/00             -36.54%             N/A              N/A           -36.36%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                        12/27/00              -6.90%             N/A              N/A            -6.91%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund              05/01/00               0.77%             N/A              N/A            26.53%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund             10/01/98             -17.62%             N/A              N/A            12.74%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund          05/01/00             -23.77%             N/A              N/A           -36.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund          05/29/98              -9.16%             N/A              N/A             5.29%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund       03/24/87             -23.81%            9.37%            9.04%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                 10/01/98               1.41%             N/A              N/A             2.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                      05/01/87             -13.41%            8.81%           10.89%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                       04/30/01                N/A              N/A              N/A           -14.70%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                        07/02/90             -19.74%            0.09%            4.29%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                        04/30/01                N/A              N/A              N/A            -6.77%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                     07/30/97              -4.82%             N/A              N/A            22.16%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund               04/30/01                N/A              N/A              N/A            -1.24%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund               06/30/80               2.58%            3.79%            3.39%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund        01/01/85               6.16%            5.63%            5.14%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund           05/02/94             -21.17%           10.37%             N/A            10.65%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund              08/09/96             -15.98%            8.76%             N/A             9.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                      08/31/77             -13.32%            9.99%           12.03%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U. S. Government Securities HLS
 Fund                                        03/24/87               6.17%            5.63%            5.01%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                      04/30/01                N/A              N/A              N/A            -0.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund        05/01/96              -3.76%           10.17%             N/A            10.86%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        0.55%                 0.55%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.44%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.52%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.56%
---------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
JENNISON PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.783         $1.000             --(a)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.630         $0.783             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                             1,063            695             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.783         $1.000             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.628         $0.783             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               993            645             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.833             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.628             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         76             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.832             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.627             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        263             --             --
------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.000             --             --(b)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.740             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                35             --             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.739             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.739             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.738             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          1             --             --
------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.982         $1.000             --(a)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.957         $0.982             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               303             89             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.981         $1.000             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.955         $0.981             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                17             37             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.040             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.955             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         12             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    Accumulation Unit Value at beginning of period             $1.039             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.953             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         18             --             --
------------------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.000             --             --(b)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.943             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               120             --             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.942             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 4             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.942             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.941             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          1             --             --
------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $4.708         $4.803         $4.398
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $4.434         $4.708         $4.803
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                           939,510      1,054,157      1,156,230
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $4.696         $4.798         $4.663
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $4.416         $4.696         $4.798
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               167         11,997          4,952
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $4.767             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $4.426             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        120             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $4.754             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $4.408             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        188             --             --
------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $2.416         $2.185         $2.258
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.593         $2.416         $2.185
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                           216,138        152,494        167,707
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $2.410         $2.182         $2.233
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.583         $2.410         $2.182
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               112          2,190            756
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $2.450             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.588             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         42             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $2.444             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.578             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          9             --             --
------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $8.388         $7.501         $5.526
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $7.709         $8.388         $7.501
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                           340,758        357,409        347,433
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $8.367         $7.494         $6.255
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $7.678         $8.367         $7.494
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               185          4,645          1,112
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $8.843             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $7.695             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         80             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $8.820             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $7.664             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        116             --             --
------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $2.816         $2.570         $2.471
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.669         $2.816         $2.570
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                           339,000        335,847        381,269
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $2.809         $2.567         $2.655
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.658         $2.809         $2.567
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               101          2,938          1,030
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $2.754             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.664             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         69             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $2.747             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.653             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         44             --             --
------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.000             --             --(b)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.031             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 5             --             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.029             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 7             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.029             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.028             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         21             --             --
------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.656         $1.796         $1.476
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.533         $1.656         $1.796
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               115         61,514         57,797
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.652         $1.791         $1.576
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.527         $1.652         $1.791
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                44          1,092            391
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.656             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.530             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         19             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.651             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.524             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         56             --             --
------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.000             --             --(b)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.711             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --             --             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.710             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.710             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.709             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.000             --             --(b)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.952             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                13             --             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.951             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 3             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.951             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         10             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.950             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.469         $1.000             --(a)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.481         $1.469             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               351         28,572             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.468         $1.000             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.477         $1.468             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               100          1,264             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.387             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.478             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         19             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.386             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.474             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         24             --             --
------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.792         $1.952         $1.315
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.476         $1.792         $1.952
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               467         87,887         25,343
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.788         $1.951         $1.451
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.470         $1.788         $1.951
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                55          4,200            602
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.773             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.474             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         13             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.769             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.468             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         13             --             --
------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.621         $1.000             --(a)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.473         $0.621             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               637         39,523             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.620         $1.000             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.472         $0.620             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               646          1,695             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.729             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.473             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        133             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.728             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.471             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        205             --             --
------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.325         $1.422         $1.182
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.204         $1.325         $1.422
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               500         78,728         41,232
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.322         $1.420         $1.281
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.199         $1.322         $1.420
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                79          3,737          1,551
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.390             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.201             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         77             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.387             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.197             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         18             --             --
------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.068         $1.070         $1.035
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.083         $1.068         $1.070
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                            41,322         22,916         14,681
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.065         $1.069         $1.084
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.079         $1.065         $1.069
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               110          1,881            707
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.128             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.081             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         25             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.125             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.077             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $5.012         $5.608         $4.712
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $4.340         $5.012         $5.608
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               422        148,780        152,272
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $4.999         $5.602         $5.181
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $4.323         $4.999         $5.602
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               215          3,070          1,107
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $5.175             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $4.332             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         15             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $5.161             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $4.315             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         23             --             --
------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.000             --             --(b)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.854             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 5             --             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.854             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.853             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.852             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.856         $2.267         $1.641
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.489         $1.856         $2.267
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               167        211,646        218,272
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.851         $2.265         $1.806
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.483         $1.851         $2.265
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                37          2,312            449
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.842             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.487             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         17             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.838             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.481             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.000             --             --(b)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.932             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --             --             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.931             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.931             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.930             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $2.546         $2.056         $1.371
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.423         $2.546         $2.056
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                           231,978        241,334        118,306
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $2.540         $2.054         $1.588
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.414         $2.540         $2.054
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               247          6,668          1,455
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $2.573             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.419             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         91             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $2.566             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.409             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         27             --             --
------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.000             --             --(b)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.991             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               459             --             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.991             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                51             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.990             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         57             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.989             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         31             --             --
------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.863         $1.777         $1.716
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.911         $1.863         $1.777
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                           261,219        189,367        213,832
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.858         $1.776         $1.735
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.903         $1.858         $1.776
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               144          3,808          1,061
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.870             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.907             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          3             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.865             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.900             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         48             --             --
------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $2.414         $2.217         $2.211
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.563         $2.414         $2.217
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               124         55,019         69,555
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $2.408         $2.214         $2.231
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.553         $2.408         $2.214
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               107            769            120
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $2.434             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.558             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $2.428             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $2.548             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          5             --             --
------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.931         $2.251         $1.374
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.622         $1.931         $2.251
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               280        140,975        107,808
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.926         $2.248         $1.510
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.616         $1.926         $2.248
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                79          3,653            726
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.856             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.620             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         13             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.851             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.613             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          7             --             --
------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
SUB-ACCOUNT                                                      2001          2000           1999
------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $6.587         $7.176         $6.066
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $5.710         $6.587         $7.176
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                             1,124        419,495        432,424
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $6.571         $7.169         $6.715
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $5.687         $6.571         $7.169
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               100          6,395          2,105
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $6.708             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $5.699             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         35             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $6.691             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $5.676             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         31             --             --
------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.000             --             --(b)
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.000             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                80             --             --
------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.999             --             --
------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                19             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.999             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         55             --             --
------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.000             --             --
------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.998             --             --
------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --             --
------------------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

THE WACHOVIA DIRECTOR
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of The Wachovia Director variable annuity. Please read it carefully.

The Wachovia Director variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:


- EVERGREEN VA FUND SUB-ACCOUNT which purchases shares of the Evergreen VA Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN VA FOUNDATION FUND SUB-ACCOUNT which purchases shares of the Evergreen VA Foundation Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN VA SMALL CAP VALUE FUND SUB-ACCOUNT which purchases shares of the Evergreen VA Small Cap Value Fund of the Evergreen Variable Annuity Trust.


- OFFIT VIF -- HIGH YIELD FUND SUB ACCOUNT which purchases shares of OFFIT High Yield Fund of the OFFIT Variable Insurance Fund, Inc.

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   10
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 12
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            12
--------------------------------------------------------------------------------
  The Separate Account                                                       12
--------------------------------------------------------------------------------
  The Funds                                                                  12
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              15
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   15
--------------------------------------------------------------------------------
THE CONTRACT                                                                 16
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               16
--------------------------------------------------------------------------------
  Charges and Fees                                                           19
--------------------------------------------------------------------------------
  Principal First                                                            21
--------------------------------------------------------------------------------
  Death Benefit                                                              22
--------------------------------------------------------------------------------
  Surrenders                                                                 25
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              27
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     29
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            30
--------------------------------------------------------------------------------
  Legal Matters                                                              31
--------------------------------------------------------------------------------
  More Information                                                           31
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   31
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     36
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           37
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           40
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  43
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      44
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                           TOTAL FUND
                                     MANAGEMENT   OTHER    OPERATING
                                        FEES     EXPENSES   EXPENSES
---------------------------------------------------------------------
Evergreen VA Fund (1)                  0.75%      0.20%      0.95%
---------------------------------------------------------------------
Evergreen VA Foundation Fund (2)       0.75%      0.18%      0.93%
---------------------------------------------------------------------
Evergreen VA Small Cap Value Fund
  (3)(4)                               0.87%      0.24%      1.11%
---------------------------------------------------------------------
OFFIT VIF -- High Yield Fund (5)       0.85%      0.40%      1.25%
---------------------------------------------------------------------
Hartford Advisers HLS Fund             0.63%      0.03%      0.66%
---------------------------------------------------------------------
Hartford Bond HLS Fund                 0.48%      0.03%      0.51%
---------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                                 0.63%      0.05%      0.68%
---------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                                 0.65%      0.03%      0.68%
---------------------------------------------------------------------
Hartford Focus HLS Fund (6)            0.85%      0.10%      0.95%
---------------------------------------------------------------------
Hartford Global Advisers HLS Fund      0.76%      0.10%      0.86%
---------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                 0.85%      0.07%      0.92%
---------------------------------------------------------------------
Hartford Global Financial Services
  HLS Fund                             0.85%      0.08%      0.93%
---------------------------------------------------------------------
Hartford Global Health HLS Fund        0.85%      0.04%      0.89%
---------------------------------------------------------------------
Hartford Global Leaders HLS Fund       0.74%      0.07%      0.81%
---------------------------------------------------------------------
Hartford Global Technology HLS Fund    0.85%      0.04%      0.89%
---------------------------------------------------------------------
Hartford Growth HLS Fund (6)           0.83%      0.08%      0.91%
---------------------------------------------------------------------
Hartford Growth and Income HLS Fund    0.75%      0.04%      0.79%
---------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                                 0.61%      0.04%      0.65%
---------------------------------------------------------------------
Hartford High Yield HLS Fund           0.77%      0.04%      0.81%
---------------------------------------------------------------------
Hartford Index HLS Fund                0.40%      0.03%      0.43%
---------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (6)            0.85%      0.15%      1.00%
---------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund               0.70%      0.11%      0.81%
---------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (6)                 0.85%      0.15%      1.00%
---------------------------------------------------------------------
Hartford MidCap HLS Fund               0.67%      0.03%      0.70%
---------------------------------------------------------------------
Hartford MidCap Value HLS Fund (6)     0.83%      0.07%      0.90%
---------------------------------------------------------------------
Hartford Money Market HLS Fund         0.45%      0.03%      0.48%
---------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                                 0.45%      0.03%      0.48%
---------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund      0.63%      0.05%      0.68%
---------------------------------------------------------------------
Hartford Small Company HLS Fund        0.72%      0.04%      0.76%
---------------------------------------------------------------------
Hartford Stock HLS Fund                0.46%      0.03%      0.49%
---------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                             0.47%      0.04%      0.51%
---------------------------------------------------------------------
Hartford Value HLS Fund (6)            0.83%      0.07%      0.90%
---------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                                 0.68%      0.05%      0.73%
---------------------------------------------------------------------



(1) Wachovia Equity Fund II, a series of The Wachovia Variable Insurance Funds, merged into Evergreen VA Fund on June 14, 2002. Total Fund Operating Expenses are based on estimates of what the combined expenses of Funds would have been for the fiscal year ended December 31, 2001.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
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(2) Wachovia Balanced Fund II, a series of The Wachovia Variable Insurance Funds, merged into Evergreen VA Foundation Fund on June 14, 2002. Total Fund Operating Expenses are based on estimates of what the combined expenses of Funds would have been for the fiscal year ended December 31, 2001.



(3) Wachovia Special Values Fund II, a series of The Wachovia Variable Insurance Funds, merged into Evergreen VA Small Cap Value Fund on June 14, 2002. Total Fund Operating Expenses are based on estimates of what the combined expenses of Funds would have been for the fiscal year ended December 31, 2001.



(4) From time to time, the Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment adviser may cease these waivers or reimbursements at any time. Total Fund Operating Expenses do not reflect fee waivers and expense reimbursements.


(5) The Adviser has voluntarily agreed to waive fees or otherwise reimburse expenses. The Adviser may cease these waivers or reimbursements at any time. With those voluntary waivers and reimbursements Total Fund Operating Expenses were:

                                                           TOTAL FUND
                                     MANAGEMENT   OTHER    OPERATING
                                        FEES     EXPENSES   EXPENSES
---------------------------------------------------------------------
OFFIT VIF -- High Yield Fund           0.85%      0.30%      1.15%
---------------------------------------------------------------------

(6) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE





YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Evergreen VA Fund           $91     $148     $197      $333     $30     $ 92     $158      $332
-------------------------------------------------------------------------------------------------
Evergreen VA Foundation
  Fund                      $91     $147     $196      $331     $30     $ 92     $157      $330
-------------------------------------------------------------------------------------------------
Evergreen VA Small Cap
  Value Fund                $93     $153     $204      $348     $31     $ 97     $166      $348
-------------------------------------------------------------------------------------------------
OFFIT VIF High Yield Fund   $94     $157     $211      $362     $33     $102     $173      $361
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $88     $139     $183      $305     $27     $ 84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $91     $148     $197      $333     $30     $ 92     $158      $332
-------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $90     $145     $192      $324     $29     $ 90     $153      $324
-------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $91     $147     $195      $330     $29     $ 92     $156      $329
-------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $91     $147     $196      $331     $30     $ 92     $157      $330
-------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $91     $146     $194      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $91     $146     $194      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $91     $147      N/A       N/A     $29     $ 91      N/A       N/A
-------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $90     $143     $189      $318     $28     $ 88     $150      $317
-------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $88     $139     $182      $304     $27     $ 83     $143      $303
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $86     $133     $171      $282     $24     $ 77     $131      $281
-------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $89     $141     $185      $309     $27     $ 85     $145      $308
-------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $89     $142     $188      $315     $28     $ 87     $148      $314
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $87     $135     $174      $288     $25     $ 78     $134      $287
-------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $89     $142     $186      $312     $27     $ 86     $147      $311
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
Evergreen VA Fund           $30     $ 93     $159      $333
-------------------------
Evergreen VA Foundation
  Fund                      $30     $ 93     $158      $331
-------------------------
Evergreen VA Small Cap
  Value Fund                $32     $ 98     $167      $348
-------------------------
OFFIT VIF High Yield Fund   $34     $102     $173      $362
-------------------------
Hartford Advisers HLS
  Fund                      $28     $ 84     $144      $305
-------------------------
Hartford Bond HLS Fund      $26     $ 80     $136      $290
-------------------------
Hartford Capital
  Appreciation HLS Fund     $28     $ 85     $145      $307
-------------------------
Hartford Dividend and
  Growth HLS Fund           $28     $ 85     $145      $307
-------------------------
Hartford Focus HLS Fund     $30     $ 93     $159      $333
-------------------------
Hartford Global Advisers
  HLS Fund                  $30     $ 91     $154      $324
-------------------------
Hartford Global
  Communications HLS Fund   $30     $ 92     $157      $330
-------------------------
Hartford Global Financial
  Services HLS Fund         $30     $ 93     $158      $331
-------------------------
Hartford Global Health
  HLS Fund                  $30     $ 91     $156      $327
-------------------------
Hartford Global Leaders
  HLS Fund                  $29     $ 89     $152      $320
-------------------------
Hartford Global
  Technology HLS Fund       $30     $ 91     $156      $327
-------------------------
Hartford Growth HLS Fund    $30     $ 92      N/A       N/A
-------------------------
Hartford Growth and
  Income HLS Fund           $29     $ 88     $151      $318
-------------------------
Hartford Growth
  Opportunities HLS Fund    $27     $ 84     $143      $304
-------------------------
Hartford High Yield HLS
  Fund                      $29     $ 89     $152      $320
-------------------------
Hartford Index HLS Fund     $25     $ 77     $132      $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $31     $ 95     $161      $338
-------------------------
Hartford International
  Opportunities HLS Fund    $29     $ 89     $152      $320
-------------------------
Hartford International
  Small Company HLS Fund    $31     $ 95     $161      $338
-------------------------
Hartford MidCap HLS Fund    $28     $ 86     $146      $309
-------------------------
Hartford MidCap Value HLS
  Fund                      $30     $ 92     $156      $328
-------------------------
Hartford Money Market HLS
  Fund                      $26     $ 79     $135      $287
-------------------------
Hartford Mortgage
  Securities HLS Fund       $26     $ 79     $135      $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                  $28     $ 85     $145      $307
-------------------------
Hartford Small Company
  HLS Fund                  $29     $ 87     $149      $315
-------------------------
Hartford Stock HLS Fund     $26     $ 79     $135      $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund       $26     $ 80     $136      $290
-------------------------
Hartford Value HLS Fund     $30     $ 92     $156      $328
-------------------------
Hartford Value
  Opportunities HLS Fund    $28     $ 87     $147      $312
-------------------------

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                          9/26/01         A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01        AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01        AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- START Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


Evergreen VA Fund, Evergreen VA Foundation Fund and Evergreen VA Small Cap Value Fund are series of Evergreen Variable Annuity Trust, a Delaware business trust. Evergreen Investment Management Company, LLC is the investment adviser and is located at 200 Berkeley Street, Boston, MA 02116.


OFFIT-VIF -- High Yield Fund is a series of The OFFIT Variable Insurance Fund, Inc., as open-end, management investment company, organized as a Maryland corporation on July 1, 1994. The investment adviser to The OFFIT Variable Insurance Fund, Inc. is OFFITBANK, whose principal address is 520 Madison Avenue, New York, New York, 10022. OFFITBANK is a subsidiary of the Wachovia Corporation, a leading bank holding company with Wachovia Bank, N.A. as its principal subsidiary.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


EVERGREEN VA FUND -- Seeks long-term capital growth.



EVERGREEN VA FOUNDATION FUND -- Seeks capital growth and current income.



EVERGREEN VA SMALL CAP VALUE FUND -- Seeks capital growth in the value of its shares.


OFFIT VIF -- HIGH YIELD FUND -- Seeks high current income, with capital appreciation as a secondary objective. The Fund invests at least 65% of its total assets in US corporate fixed income securities that are rated below investment grade.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

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HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our

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InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we

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believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the

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assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we

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may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

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On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to

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  be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

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If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract

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  Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the

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taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you

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pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR.

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The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the

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current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark-Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class

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of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

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  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another

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annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a

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contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual

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two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
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PERFORMANCE TABLES
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ACCUMULATION UNIT VALUES
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FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

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- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

                                                                              43
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.



There is no information for Evergreen VA Fund, Evergreen VA Foundation Fund and Evergreen VA Small Cap Values Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.


                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
WACHOVIA BALANCED FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.952     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.839     $0.952         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   6,646        683         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.965         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.836         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      13         --         --
---------------------------------------------------------------------
WACHOVIA EQUITY FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.899     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.687     $0.899         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                   2,431        280         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.918         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.684         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     434         --         --
---------------------------------------------------------------------
WACHOVIA SPECIAL VALUES FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.088     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.264     $1.088         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     543          5         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.111         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.260         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      45         --         --
---------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
OFFIT VIF -- HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.982     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.046     $0.982         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     215         10         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.039         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.042         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       4         --         --
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $4.708     $4.803     $4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.434     $4.708     $4.803
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      62         --         --
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.416     $2.185     $2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.593     $2.416     $2.185
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      67         --         --
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $8.388     $7.501     $5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.709     $8.388     $7.501
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      48         --         --
---------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.816     $2.570     $2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.669     $2.816     $2.570
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      21         --         --
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.031         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      45         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.656     $1.796     $1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.533     $1.656     $1.796
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     127     61,514     57,797
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.711         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.952         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.469     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481     $1.469         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     362     28,572         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       6         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.792     $1.952     $1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.476     $1.792     $1.952
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     737     87,887     25,343
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     109         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.621     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.473     $0.621         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     246     39,523         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.728         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.471         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.325     $1.422     $1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.204     $1.325     $1.422
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     627     78,728     41,232
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       8         --         --
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.068     $1.070     $1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.083     $1.068     $1.070
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $5.012     $5.608     $4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.340     $5.012     $5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 132,529    148,780    152,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     123         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.856     $2.267     $1.641
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.489     $1.856     $2.267
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     111    211,646    218,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.838         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      33         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.932         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.546     $2.056     $1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.423     $2.546     $2.056
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 231,978    241,334    118,306
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      62         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     172         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.863     $1.777     $1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.911     $1.863     $1.777
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 261,219    189,367    213,832
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       9         --         --
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.414     $2.217     $2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.563     $2.414     $2.217
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     156     55,019     69,555
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.931     $2.251     $1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.622     $1.931     $2.251
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     247    140,975    107,808
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      32         --         --
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $6.587     $7.176     $6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.710     $6.587     $7.176
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 380,360    419,495    432,424
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      23         --         --
---------------------------------------------------------------------

                                                                              51
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.000         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     147         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for The Wachovia Director variable annuity to me at the following address:

---------------------------------------------------
                                     Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                SERIES I AND SERIES IR OF THE WACHOVIA DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: May 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                           SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fund                              3/01/96            -27.34%            1.02%             N/A             3.04%
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                   5/01/96            -18.81%            1.86%             N/A             3.86%
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Small Cap Value Fund              5/01/98              6.65%             N/A              N/A             7.04%
----------------------------------------------------------------------------------------------------------------------------
OFFIT VIF High Yield Fund                     04/01/96             -3.56%           -1.03%             N/A             0.76%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                    06/02/86            -15.21%            5.91%            7.61%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                        06/02/86             -2.67%            2.66%            2.99%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund        06/02/86            -17.32%           11.25%           13.43%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund         03/09/94            -14.66%            7.24%             N/A            11.43%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                       04/30/01               N/A              N/A              N/A            -6.93%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund             03/01/95            -16.69%            0.43%             N/A             3.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund       12/27/00            -43.77%             N/A              N/A           -42.94%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                         12/27/00            -16.20%             N/A              N/A           -15.23%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund               05/01/00             -9.07%             N/A              N/A            20.15%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund              10/01/98            -26.18%             N/A              N/A             8.66%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund           05/01/00            -31.90%             N/A              N/A           -42.83%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund           05/29/98            -18.31%             N/A              N/A             1.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund        03/24/87            -31.94%            6.50%            6.73%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                  10/01/98             -8.48%             N/A              N/A            -2.80%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                       05/01/87            -22.26%            6.09%            8.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                        04/30/01               N/A              N/A              N/A           -23.46%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                         07/02/90            -28.15%           -3.46%            1.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                         04/30/01               N/A              N/A              N/A           -16.09%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                      07/30/97            -14.27%             N/A              N/A            19.42%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                04/30/01               N/A              N/A              N/A           -10.95%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                06/02/86             -7.39%            0.06%            0.40%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund         06/02/86             -3.84%            2.06%            2.35%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund            05/02/94            -29.48%            7.48%             N/A             8.30%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund               08/09/96            -24.65%            5.87%             N/A             6.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                       06/02/86            -22.18%            7.33%           10.11%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                         03/24/87             -3.83%            2.06%            2.23%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                       04/30/01               N/A              N/A              N/A           -10.52%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund         05/01/96            -13.28%            7.18%             N/A             8.14%
----------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                               FUND                                                               SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fund                            03/01/96             -18.87%            4.06%             N/A             5.76%
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                 05/01/96              -9.70             5.02%             N/A             6.67%
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Small Cap Value Fund            05/01/98              16.65%             N/A              N/A            11.33%
----------------------------------------------------------------------------------------------------------------------------
OFFIT VIF High Yield Fund                    04/01/96               6.44%            2.71%             N/A             4.10%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   03/31/83              -5.83%            8.82%            9.76%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                       08/31/77               7.33%            6.17%            5.68%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund       04/02/84              -8.09%           13.96%           15.19%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund        03/09/94              -5.23%           10.09%             N/A            13.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                      04/30/01                N/A              N/A              N/A             3.07%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund            03/01/95              -7.42%            3.91%             N/A             6.45%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund      12/27/00             -36.54%             N/A              N/A           -36.36%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                        12/27/00              -6.90%             N/A              N/A            -6.91%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund              05/01/00               0.77%             N/A              N/A            26.53%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund             10/01/98             -17.62%             N/A              N/A            12.74%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund          05/01/00             -23.77%             N/A              N/A           -36.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund          05/29/98              -9.16%             N/A              N/A             5.29%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund       03/24/87             -23.81%            9.37%            9.04%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                 10/01/98               1.41%             N/A              N/A             2.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                      05/01/87             -13.41%            8.81%           10.89%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                       04/30/01                N/A              N/A              N/A           -14.70%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                        07/02/90             -19.74%            0.09%            4.29%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                        04/30/01                N/A              N/A              N/A            -6.77%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                     07/30/97              -4.82%             N/A              N/A            22.16%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund               04/30/01                N/A              N/A              N/A            -1.24%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund               06/30/80               2.58%            3.79%            3.39%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund        01/01/85               6.16%            5.63%            5.14%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund           05/02/94             -21.17%           10.37%             N/A            10.65%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund              08/09/96             -15.98%            8.76%             N/A             9.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                      08/31/77             -13.32%            9.99%           12.03%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                        03/24/87               6.17%            5.63%            5.01%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                      04/30/01                N/A              N/A              N/A            -0.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund        05/01/96              -3.76%           10.17%             N/A            10.86%
----------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        0.55%                 0.55%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.44%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.52%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.56%
---------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.



There is no information for Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Small Cap Value Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.



                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
WACHOVIA BALANCED FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.952        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.839        $0.952            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                6,646           683            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.952        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.838        $0.952            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  162             2            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.965            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.838            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,001            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.965            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.836            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                13            --            --
-----------------------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.899        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.687        $0.899            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                2,431           280            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.899        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.685        $0.899            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   51             3            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.918            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.685            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               181            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.918            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.684            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               434            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
WACHOVIA SPECIAL VALUES FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.088        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.264        $1.088            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  543             5            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.088        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.262        $1.087            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   20            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.112            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.262            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.111            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.260            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                45            --            --
-----------------------------------------------------------------------------------------------------------------------------
OFFIT VIF -- HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.982        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.046        $0.982            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  215            10            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.982        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.044        $0.982            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.039            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.044            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.039            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.042            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4            --            --
-----------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $4.708        $4.803        $4.398
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.434        $4.708        $4.803
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              939,510     1,054,157     1,156,230
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.696        $4.798        $4.663
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.416        $4.696        $4.798
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   31        11,997         4,952
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.767            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.426            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               267            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.754            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.408            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                62            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.416        $2.185        $2.258
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.593        $2.416        $2.185
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              216,138       152,494       167,707
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.410        $2.182        $2.233
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.583        $2.410        $2.182
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   80         2,190           756
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.450            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.588            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               175            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.444            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.578            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                67            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.388        $7.501        $5.526
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.709        $8.388        $7.501
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              340,758       357,409       347,433
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.367        $7.494        $6.255
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.678        $8.367        $7.494
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   48         4,645         1,112
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.843            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.695            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               191            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.820            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.664            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                48            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.816        $2.570        $2.471
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.669        $2.816        $2.570
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              339,000       335,847       381,269
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.809        $2.567        $2.655
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.658        $2.809        $2.567
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   19         2,938         1,030
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.754            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.664            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               227            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.747            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.653            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21            --            --
-----------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.031            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   45            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                24            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.028            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.656        $1.796        $1.476
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.533        $1.656        $1.796
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  127        61,514        57,797
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.652        $1.791        $1.576
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.527        $1.652        $1.791
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         1,092           391
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.656            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.530            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.651            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.524            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.711            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.709            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.952            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    2            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.950            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.469        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481        $1.469            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  362        28,572            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.468        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.477        $1.468            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    2         1,264            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.478            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                17            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.386            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.792        $1.952        $1.315
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.476        $1.792        $1.952
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  737        87,887        25,343
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.788        $1.951        $1.451
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.470        $1.788        $1.951
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   13         4,200           602
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.773            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               145            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.769            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.468            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               109            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.621        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473        $0.621            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  246        39,523            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.620        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.472        $0.620            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         1,695            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.729            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                40            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.728            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.471            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.325        $1.422        $1.182
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.204        $1.325        $1.422
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  627        78,728        41,232
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.322        $1.420        $1.281
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.199        $1.322        $1.420
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   50         3,737         1,551
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.390            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.201            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                34            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.197            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8            --            --
-----------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.068        $1.070        $1.035
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.083        $1.068        $1.070
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               41,322        22,916        14,681
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.065        $1.069        $1.084
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.079        $1.065        $1.069
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    8         1,881           707
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.128            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.081            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.125            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.077            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.012        $5.608        $4.712
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.340        $5.012        $5.608
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              132,529       148,780       152,272
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.999        $5.602        $5.181
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.323        $4.999        $5.602
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    5         3,070         1,107
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.175            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.332            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                11            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.161            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.315            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  123            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.853            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.852            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.856        $2.267        $1.641
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.489        $1.856        $2.267
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  111       211,646       218,272
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851        $2.265        $1.806
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.483        $1.851        $2.265
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    8         2,312           449
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.842            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.487            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.838            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                33            --            --
-----------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.932            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.930            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.546        $2.056        $1.371
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.423        $2.546        $2.056
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              231,978       241,334       118,306
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.540        $2.054        $1.588
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.414        $2.540        $2.054
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  109         6,668         1,455
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.573            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.419            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               118            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.566            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.409            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                62            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  172            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    3            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.990            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                58            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.989            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.863        $1.777        $1.716
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.911        $1.863        $1.777
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              261,219       189,367       213,832
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.858        $1.776        $1.735
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.903        $1.858        $1.776
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   88         3,808         1,061
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.870            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.907            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               171            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.865            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.900            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 9            --            --
-----------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.414        $2.217        $2.211
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.563        $2.414        $2.217
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  156        55,019        69,555
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.408        $2.214        $2.231
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.553        $2.408        $2.214
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    6           769           120
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.434            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.558            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.428            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.548            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.931        $2.251        $1.374
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.622        $1.931        $2.251
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  247       140,975       107,808
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.926        $2.248        $1.510
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.616        $1.926        $2.248
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   20         3,653           726
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.856            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.620            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                24            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.613            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                32            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.587        $7.176        $6.066
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.710        $6.587        $7.176
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              380,360       419,495       432,424
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.571        $7.169        $6.715
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.687        $6.571        $7.169
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   73         6,395         2,105
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.708            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.699            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               132            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.691            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.676            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                23            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  147            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    6            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                26            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.998            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

FIFTH THIRD DIRECTOR
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Fifth Third Director variable annuity. Please read it carefully.

Fifth Third Director variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:


- FIFTH THIRD BALANCED VIP FUND SUB-ACCOUNT which purchases shares of Fifth Third Balanced VIP Fund of the Variable Insurance Funds



- FIFTH THIRD DISCIPLINED VALUE VIP FUND which purchases shares of Fifth Third Disciplined Value VIP Fund of the Variable Insurance Funds



- FIFTH THIRD MID CAP VIP FUND SUB-ACCOUNT which purchases shares of Fifth Third Mid Cap VIP Fund of the Variable Insurance Funds


- FIFTH THIRD QUALITY GROWTH VIP FUND SUB-ACCOUNT (formerly Kent Aggressive Growth Fund Sub-Account) which purchases shares of Fifth Third Quality Growth VIP Fund (formerly Kent Aggressive Growth Fund) of the Variable Insurance Funds

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  Principal First                                                            20
--------------------------------------------------------------------------------
  Death Benefit                                                              21
--------------------------------------------------------------------------------
  Surrenders                                                                 24
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              26
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     28
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            29
--------------------------------------------------------------------------------
  Legal Matters                                                              30
--------------------------------------------------------------------------------
  More Information                                                           30
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   30
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     35
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           36
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           39
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  42
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      43
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                                  TOTAL FUND
                                                        OTHER     OPERATING
                                     MANAGEMENT FEES   EXPENSES    EXPENSES
----------------------------------------------------------------------------
Fifth Third Balanced VIP Fund (1)           0.80%       0.30%       1.10%
----------------------------------------------------------------------------
Fifth Third Disciplined Value VIP
  Fund (1)                                  0.80%       0.30%       1.10%
----------------------------------------------------------------------------
Fifth Third Mid Cap VIP Fund (1)            0.80%       0.30%       1.10%
----------------------------------------------------------------------------
Fifth Third Quality Growth VIP Fund
  (1)                                       0.00%       1.10%       1.10%
----------------------------------------------------------------------------
Hartford Advisers HLS Fund                  0.63%       0.03%       0.66%
----------------------------------------------------------------------------
Hartford Bond HLS Fund                      0.48%       0.03%       0.51%
----------------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                                      0.63%       0.05%       0.68%
----------------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                                      0.65%       0.03%       0.68%
----------------------------------------------------------------------------
Hartford Focus HLS Fund (2)                 0.85%       0.10%       0.95%
----------------------------------------------------------------------------
Hartford Global Advisers HLS Fund           0.76%       0.10%       0.86%
----------------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                      0.85%       0.07%       0.92%
----------------------------------------------------------------------------
Hartford Global Financial Services
  HLS Fund                                  0.85%       0.08%       0.93%
----------------------------------------------------------------------------
Hartford Global Health HLS Fund             0.85%       0.04%       0.89%
----------------------------------------------------------------------------
Hartford Global Leaders HLS Fund            0.74%       0.07%       0.81%
----------------------------------------------------------------------------
Hartford Global Technology HLS Fund         0.85%       0.04%       0.89%
----------------------------------------------------------------------------
Hartford Growth HLS Fund (2)                0.83%       0.08%       0.91%
----------------------------------------------------------------------------
Hartford Growth and Income HLS Fund         0.75%       0.04%       0.79%
----------------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                                      0.61%       0.04%       0.65%
----------------------------------------------------------------------------
Hartford High Yield HLS Fund                0.77%       0.04%       0.81%
----------------------------------------------------------------------------
Hartford Index HLS Fund                     0.40%       0.03%       0.43%
----------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (2)                 0.85%       0.15%       1.00%
----------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund                    0.70%       0.11%       0.81%
----------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (2)                      0.85%       0.15%       1.00%
----------------------------------------------------------------------------
Hartford MidCap HLS Fund                    0.67%       0.03%       0.70%
----------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (2)          0.83%       0.07%       0.90%
----------------------------------------------------------------------------
Hartford Money Market HLS Fund              0.45%       0.03%       0.48%
----------------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                                      0.45%       0.03%       0.48%
----------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund           0.63%       0.05%       0.68%
----------------------------------------------------------------------------
Hartford Small Company HLS Fund             0.72%       0.04%       0.76%
----------------------------------------------------------------------------
Hartford Stock HLS Fund                     0.46%       0.03%       0.49%
----------------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                                  0.47%       0.04%       0.51%
----------------------------------------------------------------------------
Hartford Value HLS Fund (2)                 0.83%       0.07%       0.90%
----------------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                                      0.68%       0.05%       0.73%
----------------------------------------------------------------------------



(1) The Fund's adviser has contractually agreed to waive all or a portion of its fees, and the adviser has undertaken to reimburse certain expenses for the Fund through December 31, 2002. Without such fee waivers and reimbursements the Total Fund Operating Expenses would have been 14.30% for each of the Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund and 3.25% for the Fifth Third Quality Growth VIP Fund.


(2) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Fifth Third Balanced VIP
  Fund                      $93     $152     $204      $347     $31      $97     $165      $347
-------------------------------------------------------------------------------------------------
Fifth Third Disciplined
  Value VIP Fund            $93     $152     $204      $347     $31      $97     $165      $347
-------------------------------------------------------------------------------------------------
Fifth Third Mid Cap VIP
  Fund                      $93     $152     $204      $347     $31      $97     $165      $347
-------------------------------------------------------------------------------------------------
Fifth Third Quality
  Growth VIP Fund           $93     $152     $204      $347     $31      $97     $165      $347
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $88     $139     $183      $305     $27      $84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $87     $135     $175      $290     $25      $79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $91     $148     $197      $333     $30      $92     $158      $332
-------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $90     $145     $192      $324     $29      $90     $153      $324
-------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $91     $147     $195      $330     $29      $92     $156      $329
-------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $91     $147     $196      $331     $30      $92     $157      $330
-------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $91     $146     $194      $327     $29      $91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $91     $146     $194      $327     $29      $91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $91     $147      N/A       N/A     $29      $91      N/A       N/A
-------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $90     $143     $189      $318     $28      $88     $150      $317
-------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $88     $139     $182      $304     $27      $83     $143      $303
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $86     $133     $171      $282     $24      $77     $131      $281
-------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $89     $141     $185      $309     $27      $85     $145      $308
-------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $87     $134     $174      $287     $25      $78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $87     $134     $174      $287     $25      $78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $89     $142     $188      $315     $28      $87     $148      $314
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $87     $135     $174      $288     $25      $78     $134      $287
-------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $87     $135     $175      $290     $25      $79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $89     $142     $186      $312     $27      $86     $147      $311
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your
                           Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------
Fifth Third Balanced VIP
  Fund                      $32      $98     $166      $347
-------------------------
Fifth Third Disciplined
  Value VIP Fund            $32      $98     $166      $347
-------------------------
Fifth Third Mid Cap VIP
  Fund                      $32      $98     $166      $347
-------------------------
Fifth Third Quality
  Growth VIP Fund           $32      $98     $166      $347
-------------------------
Hartford Advisers HLS
  Fund                      $28      $84     $144      $305
-------------------------
Hartford Bond HLS Fund      $26      $80     $136      $290
-------------------------
Hartford Capital
  Appreciation HLS Fund     $28      $85     $145      $307
-------------------------
Hartford Dividend and
  Growth HLS Fund           $28      $85     $145      $307
-------------------------
Hartford Focus HLS Fund     $30      $93     $159      $333
-------------------------
Hartford Global Advisers
  HLS Fund                  $30      $91     $154      $324
-------------------------
Hartford Global
  Communications HLS Fund   $30      $92     $157      $330
-------------------------
Hartford Global Financial
  Services HLS Fund         $30      $93     $158      $331
-------------------------
Hartford Global Health
  HLS Fund                  $30      $91     $156      $327
-------------------------
Hartford Global Leaders
  HLS Fund                  $29      $89     $152      $320
-------------------------
Hartford Global
  Technology HLS Fund       $30      $91     $156      $327
-------------------------
Hartford Growth HLS Fund    $30      $92      N/A       N/A
-------------------------
Hartford Growth and
  Income HLS Fund           $29      $88     $151      $318
-------------------------
Hartford Growth
  Opportunities HLS Fund    $27      $84     $143      $304
-------------------------
Hartford High Yield HLS
  Fund                      $29      $89     $152      $320
-------------------------
Hartford Index HLS Fund     $25      $77     $132      $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $31      $95     $161      $338
-------------------------
Hartford International
  Opportunities HLS Fund    $29      $89     $152      $320
-------------------------
Hartford International
  Small Company HLS Fund    $31      $95     $161      $338
-------------------------
Hartford MidCap HLS Fund    $28      $86     $146      $309
-------------------------
Hartford MidCap Value HLS
  Fund                      $30      $92     $156      $328
-------------------------
Hartford Money Market HLS
  Fund                      $26      $79     $135      $287
-------------------------
Hartford Mortgage
  Securities HLS Fund       $26      $79     $135      $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                  $28      $85     $145      $307
-------------------------
Hartford Small Company
  HLS Fund                  $29      $87     $149      $315
-------------------------
Hartford Stock HLS Fund     $26      $79     $135      $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund       $26      $80     $136      $290
-------------------------
Hartford Value HLS Fund     $30      $92     $156      $328
-------------------------
Hartford Value
  Opportunities HLS Fund    $28      $87     $147      $312
-------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01        A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       9/20/01       AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01       AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund and Fifth Third Quality Growth VIP Fund (formerly Kent Aggressive Growth Fund) are diversified Investment portfolios of Variable Insurance Funds, an open-end management investment company organized as a Massachusetts business trust in 1994. Fifth Third Asset Management, Inc. ("Fifth Third") is the investment advisor to each Fund. Fifth Third is located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 and is an indirect, wholly owned subsidiary of Fifth Third Bank, which is a financial services corporation.


Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

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We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


FIFTH THIRD BALANCED VIP FUND -- Seeks capital appreciation and current income.



FIFTH THIRD DISCIPLINED VALUE VIP FUND -- Seeks long-term capital appreciation.



FIFTH THIRD MID CAP VIP FUND -- Seeks long-term capital appreciation.


FIFTH THIRD QUALITY GROWTH VIP FUND (formerly Kent Aggressive Growth Fund) -- Seeks long-term capital appreciation. The Fund will invest primarily in equity securities of U.S. companies having at least $1 billion in market capitalizations at the time of purchase.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

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HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our

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InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we

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believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the

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                                                 HARTFORD LIFE INSURANCE COMPANY
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assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

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We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT
WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

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If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the

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  Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump

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sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be

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treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual

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dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a

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critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the

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current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the

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Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS --We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions

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be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as

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one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate

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account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations

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issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
------------------------------------------------------
    Total Return for all Sub-Accounts
------------------------------------------------------
    Yield for Sub-Accounts
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    Money Market Sub-Accounts
------------------------------------------------------
    Additional Materials
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    Performance Comparisons
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PERFORMANCE TABLES
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ACCUMULATION UNIT VALUES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

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- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

                                                                              41
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

42
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                              43
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.



There is no information for Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund and Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.


                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH VIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.811         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     482         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.808         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       4         --         --
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $4.708     $4.803     $4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.434     $4.708     $4.803
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       5         --         --
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.416     $2.185     $2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.593     $2.416     $2.185
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $8.388     $7.501     $5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.709     $8.388     $7.501
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.816     $2.570     $2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.669     $2.816     $2.570
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.031         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      13         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.656     $1.796     $1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.533     $1.656     $1.796
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       6     61,514     57,797
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.711         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.952         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.469     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481     $1.469         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      23     28,572         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.792     $1.952     $1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.476     $1.792     $1.952
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      81     87,887     25,343
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.621     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.473     $0.621         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      62     39,523         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.728         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.471         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.325     $1.422     $1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.204     $1.325     $1.422
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     166     78,728     41,232
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.068     $1.070     $1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.083     $1.068     $1.070
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $5.012     $5.608     $4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.340     $5.012     $5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 132,529    148,780    152,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      42         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.856     $2.267     $1.641
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.489     $1.856     $2.267
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       2    211,646    218,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.838         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.932         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      22         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.546     $2.056     $1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.423     $2.546     $2.056
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 231,978    241,334    118,306
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     274         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.863     $1.777     $1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.911     $1.863     $1.777
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 261,219    189,367    213,832
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.414     $2.217     $2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.563     $2.414     $2.217
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      94     55,019     69,555
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.931     $2.251     $1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.622     $1.931     $2.251
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      24    140,975    107,808
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                       1         --         --
---------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $6.587     $7.176     $6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.710     $6.587     $7.176
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 380,360    419,495    432,424
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.000         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      72         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

(c) Inception date January 29, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Fifth Third Director variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                 SERIES I AND SERIES IR OF FIFTH THIRD DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = Erv. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "Erv" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is Yield = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).


- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.



- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.


- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES


The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund and Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.


                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                           SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Vip Fund           01/29/01               N/A              N/A              N/A           -27.38%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                    06/02/86            -15.21%            5.91%            7.61%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                        06/02/86             -2.67%            2.66%            2.99%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund        06/02/86            -17.32%           11.25%           13.43%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund         03/09/94            -14.66%            7.24%             N/A            11.43%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                       04/30/01               N/A              N/A              N/A            -6.93%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund             03/01/95            -16.69%            0.43%             N/A             3.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund       12/27/00            -43.77%             N/A              N/A           -42.94%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                         12/27/00            -16.20%             N/A              N/A           -15.23%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund               05/01/00             -9.07%             N/A              N/A            20.15%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund              10/01/98            -26.18%             N/A              N/A             8.66%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund           05/01/00            -31.90%             N/A              N/A           -42.83%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund           05/29/98            -18.31%             N/A              N/A             1.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund        03/24/87            -31.94%            6.50%            6.73%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                  10/01/98             -8.48%             N/A              N/A            -2.80%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                       05/01/87            -22.26%            6.09%            8.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                        04/30/01               N/A              N/A              N/A           -23.46%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                         07/02/90            -28.15%           -3.46%            1.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                         04/30/01               N/A              N/A              N/A           -16.09%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                      07/30/97            -14.27%             N/A              N/A            19.42%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                04/30/01               N/A              N/A              N/A           -10.95%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                06/02/86             -7.39%            0.06%            0.40%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund         06/02/86             -3.84%            2.06%            2.35%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund             05/02/94            -29.48%            7.48%             N/A             8.30%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund               08/09/96            -24.65%            5.87%             N/A             6.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                       06/02/86            -22.18%            7.33%           10.11%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                         03/24/87             -3.83%            2.06%            2.23%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                       04/30/01               N/A              N/A              N/A           -10.52%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund         05/01/96            -13.28%            7.18%             N/A             8.14%
----------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                               FUND                                                               SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Vip Fund          01/29/01                N/A              N/A              N/A           -18.92%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   03/31/83              -5.83%            8.82%            9.76%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                       08/31/77               7.33%            6.17%            5.68%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund       04/02/84              -8.09%           13.96%           15.19%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund        03/09/94              -5.23%           10.09%             N/A            13.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                      04/30/01                N/A              N/A              N/A             3.07%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund            03/01/95              -7.42%            3.91%             N/A             6.45%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund      12/27/00             -36.54%             N/A              N/A           -36.36%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                        12/27/00              -6.90%             N/A              N/A            -6.91%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund              05/01/00               0.77%             N/A              N/A            26.53%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund             10/01/98             -17.62%             N/A              N/A            12.74%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund          05/01/00             -23.77%             N/A              N/A           -36.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund          05/29/98              -9.16%             N/A              N/A             5.29%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund       03/24/87             -23.81%            9.37%            9.04%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                 10/01/98               1.41%             N/A              N/A             2.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                      05/01/87             -13.41%            8.81%           10.89%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                       04/30/01                N/A              N/A              N/A           -14.70%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                        07/02/90             -19.74%            0.09%            4.29%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                        04/30/01                N/A              N/A              N/A            -6.77%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                     07/30/97              -4.82%             N/A              N/A            22.16%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund               04/30/01                N/A              N/A              N/A            -1.24%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund               06/30/80               2.58%            3.79%            3.39%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund        01/01/85               6.16%            5.63%            5.14%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund            05/02/94             -21.17%           10.37%             N/A            10.65%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund              08/09/96             -15.98%            8.76%             N/A             9.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                      08/31/77             -13.32%            9.99%           12.03%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                        03/24/87               6.17%            5.63%            5.01%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                      04/30/01                N/A              N/A              N/A            -0.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund        05/01/96              -3.76%           10.17%             N/A            10.86%
----------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        0.55%                 0.55%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.44%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.52%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.56%
---------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.



There is no information for Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund and Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.


                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH VIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000             --             --(c)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.811             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  482             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.810             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   47             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.809             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               120             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.808             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $4.708         $4.803         $4.398
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.434         $4.708         $4.803
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              939,510      1,054,157      1,156,230
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.696         $4.798         $4.663
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.416         $4.696         $4.798
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    4         11,997          4,952
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.767             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.426             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                40             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.754             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.408             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5             --             --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.416         $2.185         $2.258
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.593         $2.416         $2.185
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              216,138        152,494        167,707
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.410         $2.182         $2.233
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.583         $2.410         $2.182
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   57          2,190            756
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.450             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.588             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                14             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.444             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.578             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.388         $7.501         $5.526
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.709         $8.388         $7.501
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              340,758        357,409        347,433
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.367         $7.494         $6.255
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.678         $8.367         $7.494
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    4          4,645          1,112
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.843             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.695             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                24             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.820             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.664             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.816         $2.570         $2.471
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.669         $2.816         $2.570
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              339,000        335,847        381,269
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.809         $2.567         $2.655
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.658         $2.809         $2.567
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   10          2,938          1,030
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.754             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.664             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                28             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.747             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.653             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000             --             --(b)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.031             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   13             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.028             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.656         $1.796         $1.476
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.533         $1.656         $1.796
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    6         61,514         57,797
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.652         $1.791         $1.576
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.527         $1.652         $1.791
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                1,092            391             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.656             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.530             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.651             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.524             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000             --             --(b)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.711             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.709             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000             --             --(b)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.952             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.950             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.469         $1.000             --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481         $1.469             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   23         28,572             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.468         $1.000             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.477         $1.468             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    2          1,264             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.478             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                10             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.386             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.792         $1.952         $1.315
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.476         $1.792         $1.952
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   81         87,887         25,343
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.788         $1.951         $1.451
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.470         $1.788         $1.951
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                4,200            602             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.773             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                73             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.769             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.468             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.621         $1.000             --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473         $0.621             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   62         39,523             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.620         $1.000             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.472         $0.620             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    3          1,695             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.729             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                12             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.728             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.471             --             --
-------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of period (in thousands)                  --             --             --
-------------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.325         $1.422         $1.182
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.204         $1.325         $1.422
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  166         78,728         41,232
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.322         $1.420         $1.281
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.199         $1.322         $1.420
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   41          3,737          1,551
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.390             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.201             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                28             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.197             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.068         $1.070         $1.035
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.083         $1.068         $1.070
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               41,322         22,916         14,681
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.065         $1.069         $1.084
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.079         $1.065         $1.069
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   49          1,881            707
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.128             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.081             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.125             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.077             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.012         $5.608         $4.712
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.340         $5.012         $5.608
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              132,529        148,780        152,272
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.999         $5.602         $5.181
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.323         $4.999         $5.602
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   12          3,070          1,107
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.175             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.332             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                13             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.161             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.315             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000             --             --(b)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   42             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.853             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.852             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.856         $2.267         $1.641
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.489         $1.856         $2.267
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    2        211,646        218,272
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851         $2.265         $1.806
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.483         $1.851         $2.265
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                2,312            449             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.842             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.487             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 7             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.838             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000             --             --(b)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.932             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   22             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.930             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.546         $2.056         $1.371
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.423         $2.546         $2.056
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              231,978        241,334        118,306
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.540         $2.054         $1.588
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.414         $2.540         $2.054
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                6,668          1,455             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.573             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.149             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.566             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.409             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000             --             --(b)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  274             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   16             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.990             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                47             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.989             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.863         $1.777         $1.716
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.911         $1.863         $1.777
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              261,219        189,367        213,832
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.858         $1.776         $1.735
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.903         $1.858         $1.776
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                3,808          1,061             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.870             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.907             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.865             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.900             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.414         $2.217         $2.211
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.563         $2.414         $2.217
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   94         55,019         69,555
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.408         $2.214         $2.231
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.553         $2.408         $2.214
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   54            769            120
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.434             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.558             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.428             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.548             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.931         $2.251         $1.374
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.622         $1.931         $2.251
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   24        140,975        107,808
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.926         $2.248         $1.510
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.616         $1.926         $2.248
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    6          3,653            726
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.856             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.620             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                11             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.613             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1             --             --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.587         $7.176         $6.066
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.710         $6.587         $7.176
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              380,360        419,495        432,424
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.571         $7.169         $6.715
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.687         $6.571         $7.169
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    5          6,395          2,105
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.708             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.699             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.691             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.676             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                       ----------------------------------------
SUB-ACCOUNT                                                                               2001         2000           1999
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000             --             --(b)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   72             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   99             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4             --             --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.998             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --             --             --
-------------------------------------------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

(c) Inception date January 29, 2001.

DIRECTOR CLASSIC
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Director Classic variable annuity. Please read it carefully.

Director Classic variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- VICTORY DIVERSIFIED STOCK FUND SUB ACCOUNT which purchases Class A shares of the Diversified Stock Fund of The Victory Variable Insurance Funds ("Victory Variable Insurance Diversified Stock Fund")

- VICTORY SMALL COMPANY OPPORTUNITY FUND SUB ACCOUNT which purchases Class A shares of the Small Company Opportunity Fund of The Victory Variable Insurance Funds ("Victory Variable Insurance Small Company Opportunity Fund")

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   10
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 12
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            12
--------------------------------------------------------------------------------
  The Separate Account                                                       12
--------------------------------------------------------------------------------
  The Funds                                                                  12
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   15
--------------------------------------------------------------------------------
THE CONTRACT                                                                 16
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               16
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  Principal First                                                            20
--------------------------------------------------------------------------------
  Death Benefit                                                              22
--------------------------------------------------------------------------------
  Surrenders                                                                 25
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              27
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     29
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            30
--------------------------------------------------------------------------------
  Legal Matters                                                              31
--------------------------------------------------------------------------------
  More Information                                                           31
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   31
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     36
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           37
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           40
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  43
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      44
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                  TOTAL FUND
                                                        OTHER     OPERATING
                                     MANAGEMENT FEES   EXPENSES    EXPENSES
----------------------------------------------------------------------------
Victory Variable Insurance
  Diversified Stock Fund -- Class A
  (1)                                       0.00%       1.00%       1.00%
----------------------------------------------------------------------------
Victory Variable Insurance Small
  Company Opportunity Fund -- Class
  A (1)                                     0.00%       1.00%       1.00%
----------------------------------------------------------------------------
Hartford Advisers HLS Fund                  0.63%       0.03%       0.66%
----------------------------------------------------------------------------
Hartford Bond HLS Fund                      0.48%       0.03%       0.51%
----------------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund                                      0.63%       0.05%       0.68%
----------------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund                                      0.65%       0.03%       0.68%
----------------------------------------------------------------------------
Hartford Focus HLS Fund (2)                 0.85%       0.10%       0.95%
----------------------------------------------------------------------------
Hartford Global Advisers HLS Fund           0.76%       0.10%       0.86%
----------------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                      0.85%       0.07%       0.92%
----------------------------------------------------------------------------
Hartford Global Financial Services
  HLS Fund                                  0.85%       0.08%       0.93%
----------------------------------------------------------------------------
Hartford Global Health HLS Fund             0.85%       0.04%       0.89%
----------------------------------------------------------------------------
Hartford Global Leaders HLS Fund            0.74%       0.07%       0.81%
----------------------------------------------------------------------------
Hartford Global Technology HLS Fund         0.85%       0.04%       0.89%
----------------------------------------------------------------------------
Hartford Growth HLS Fund (2)                0.83%       0.08%       0.91%
----------------------------------------------------------------------------
Hartford Growth and Income HLS Fund         0.75%       0.04%       0.79%
----------------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund                                      0.61%       0.04%       0.65%
----------------------------------------------------------------------------
Hartford High Yield HLS Fund                0.77%       0.04%       0.81%
----------------------------------------------------------------------------
Hartford Index HLS Fund                     0.40%       0.03%       0.43%
----------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (2)                 0.85%       0.15%       1.00%
----------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund                    0.70%       0.11%       0.81%
----------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (2)                      0.85%       0.15%       1.00%
----------------------------------------------------------------------------
Hartford MidCap HLS Fund                    0.67%       0.03%       0.70%
----------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (2)          0.83%       0.07%       0.90%
----------------------------------------------------------------------------
Hartford Money Market HLS Fund              0.45%       0.03%       0.48%
----------------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund                                      0.45%       0.03%       0.48%
----------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund           0.63%       0.05%       0.68%
----------------------------------------------------------------------------
Hartford Small Company HLS Fund             0.72%       0.04%       0.76%
----------------------------------------------------------------------------
Hartford Stock HLS Fund                     0.46%       0.03%       0.49%
----------------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                                  0.47%       0.04%       0.51%
----------------------------------------------------------------------------
Hartford Value HLS Fund (2)                 0.83%       0.07%       0.90%
----------------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund                                      0.68%       0.05%       0.73%
----------------------------------------------------------------------------

(1) The Victory Variable Insurance Funds' Total Annual Fund Operating Expenses for the most recent fiscal year include the effects of the waiver of fees and reimbursing of expenses by the Adviser. The Victory Variable Insurance Fund's Adviser has contractually agreed to waive a portion of its fees and make reimbursements to the Funds through May 1, 2003 in order to reduce Total Fund

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    Operating Expenses of the Funds to 1.00%. Absent expense waivers and reimbursements, Total Annual Fund Operating expenses would be as follows:

                                                                  TOTAL FUND
                                                        OTHER     OPERATING
                                     MANAGEMENT FEES   EXPENSES    EXPENSES
----------------------------------------------------------------------------
Victory Variable Insurance
  Diversified Stock Fund -- Class A         0.30%       1.34%       1.64%
----------------------------------------------------------------------------
Victory Variable Insurance Small
  Company Opportunity Fund -- Class
  A                                         0.30%       3.20%       3.50%
----------------------------------------------------------------------------

(2) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Victory Diversified Stock
  Fund                      $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Victory Small Company
  Opportunity Fund          $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $88     $139     $183      $305     $27      $84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $87     $135     $175      $290     $25      $79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $91     $148     $197      $333     $30      $92     $158      $332
-------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $90     $145     $192      $324     $29      $90     $153      $324
-------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $91     $147     $195      $330     $29      $92     $156      $329
-------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $91     $147     $196      $331     $30      $92     $157      $330
-------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $91     $146     $194      $327     $29      $91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $91     $146     $194      $327     $29      $91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $91     $147      N/A       N/A     $29      $91      N/A       N/A
-------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $90     $143     $189      $318     $28      $88     $150      $317
-------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $88     $139     $182      $304     $27      $83     $143      $303
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $86     $133     $171      $282     $24      $77     $131      $281
-------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $90     $144     $190      $320     $28      $88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $92     $149     $199      $338     $30      $94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $89     $141     $185      $309     $27      $85     $145      $308
-------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $87     $134     $174      $287     $25      $78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $87     $134     $174      $287     $25      $78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $89     $140     $184      $307     $27      $84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $89     $142     $188      $315     $28      $87     $148      $314
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $87     $135     $174      $288     $25      $78     $134      $287
-------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $87     $135     $175      $290     $25      $79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $91     $147     $194      $328     $29      $91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $89     $142     $186      $312     $27      $86     $147      $311
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your Contract:
SUB-ACCOUNT                 1 YEAR   3 YEARS    5 YEARS   10 YEARS
-------------------------
Victory Diversified Stock
  Fund                       $31       $95       $161       $338
-------------------------
Victory Small Company
  Opportunity Fund           $31       $95       $161       $338
-------------------------
Hartford Advisers HLS
  Fund                       $28       $84       $144       $305
-------------------------
Hartford Bond HLS Fund       $26       $80       $136       $290
-------------------------
Hartford Capital
  Appreciation HLS Fund      $28       $85       $145       $307
-------------------------
Hartford Dividend and
  Growth HLS Fund            $28       $85       $145       $307
-------------------------
Hartford Focus HLS Fund      $30       $93       $159       $333
-------------------------
Hartford Global Advisers
  HLS Fund                   $30       $91       $154       $324
-------------------------
Hartford Global
  Communications HLS Fund    $30       $92       $157       $330
-------------------------
Hartford Global Financial
  Services HLS Fund          $30       $93       $158       $331
-------------------------
Hartford Global Health
  HLS Fund                   $30       $91       $156       $327
-------------------------
Hartford Global Leaders
  HLS Fund                   $29       $89       $152       $320
-------------------------
Hartford Global
  Technology HLS Fund        $30       $91       $156       $327
-------------------------
Hartford Growth HLS Fund     $30       $92        N/A        N/A
-------------------------
Hartford Growth and
  Income HLS Fund            $29       $88       $151       $318
-------------------------
Hartford Growth
  Opportunities HLS Fund     $27       $84       $143       $304
-------------------------
Hartford High Yield HLS
  Fund                       $29       $89       $152       $320
-------------------------
Hartford Index HLS Fund      $25       $77       $132       $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                   $31       $95       $161       $338
-------------------------
Hartford International
  Opportunities HLS Fund     $29       $89       $152       $320
-------------------------
Hartford International
  Small Company HLS Fund     $31       $95       $161       $338
-------------------------
Hartford MidCap HLS Fund     $28       $86       $146       $309
-------------------------
Hartford MidCap Value HLS
  Fund                       $30       $92       $156       $328
-------------------------
Hartford Money Market HLS
  Fund                       $26       $79       $135       $287
-------------------------
Hartford Mortgage
  Securities HLS Fund        $26       $79       $135       $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                   $28       $85       $145       $307
-------------------------
Hartford Small Company
  HLS Fund                   $29       $87       $149       $315
-------------------------
Hartford Stock HLS Fund      $26       $79       $135       $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund        $26       $80       $136       $290
-------------------------
Hartford Value HLS Fund      $30       $92       $156       $328
-------------------------
Hartford Value
  Opportunities HLS Fund     $28       $87       $147       $312
-------------------------

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                          9/26/01         A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01        AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01        AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Victory Variable Insurance Diversified Stock Fund and Victory Variable Insurance Small Company Opportunity Fund are series of The Victory Variable Insurance Funds, which is organized as a Delaware business trust. Victory Capital, Inc. serves as investment adviser to each series of The Victory Variable Insurance Funds.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

VICTORY VARIABLE INSURANCE DIVERSIFIED STOCK FUND -- Seeks to provide long-term growth of capital.

VICTORY VARIABLE INSURANCE SMALL COMPANY OPPORTUNITY FUND -- Seeks to provide capital appreciation.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

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If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any

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                                                 HARTFORD LIFE INSURANCE COMPANY
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subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE
WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

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If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which

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includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES
The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender

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and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more

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than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we

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will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

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At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT
WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

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- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

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The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings

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Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS
WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

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FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled,

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or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years

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and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

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For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-

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Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales

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agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a

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Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together

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to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



------------------------------------------------------
GENERAL INFORMATION
------------------------------------------------------
    Safekeeping of Assets
------------------------------------------------------
    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
------------------------------------------------------
    Yield for Sub-Accounts
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    Money Market Sub-Accounts
------------------------------------------------------
    Additional Materials
------------------------------------------------------
    Performance Comparisons
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PERFORMANCE TABLES
------------------------------------------------------
ACCUMULATION UNIT VALUES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

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- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

Death Benefit with Earnings Protection Benefit

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
VICTORY DIVERSIFIED STOCK FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $10.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $9.243         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      83         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $10.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $9.214         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
VICTORY SMALL COMPANY OPPORTUNITY
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period            $10.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $9.213         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       4         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period            $10.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $9.183         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $4.708     $4.803     $4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.434     $4.708     $4.803
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.416     $2.185     $2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.593     $2.416     $2.185
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $8.388     $7.501     $5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.709     $8.388     $7.501
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.816     $2.570     $2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.669     $2.816     $2.570
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.031         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.656     $1.796     $1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.533     $1.656     $1.796
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       3     61,514     57,797
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.711         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      29         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.952         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.469     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481     $1.469         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      95     28,572         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.792     $1.952     $1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.476     $1.792     $1.952
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      20     87,887     25,343
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.621     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.473     $0.621         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      56     39,523         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.728         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.471         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.325     $1.422     $1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.204     $1.325     $1.422
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      93     78,728     41,232
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.068     $1.070     $1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.083     $1.068     $1.070
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $5.012     $5.608     $4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.340     $5.012     $5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      29    148,780    152,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       3         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.856     $2.267     $1.641
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.489     $1.856     $2.267
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      16    211,646    218,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.838         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.932         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.546     $2.056     $1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.423     $2.546     $2.056
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 231,978    241,334    118,306
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      64         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.863     $1.777     $1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.911     $1.863     $1.777
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 261,219    189,367    213,832
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      81         --         --
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.414     $2.217     $2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.563     $2.414     $2.217
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      45     55,019     69,555
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.931     $2.251     $1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.622     $1.931     $2.251
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      36    140,975    107,808
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $6.587     $7.176     $6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.710     $6.587     $7.176
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      63    419,495    432,424
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.000         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       2         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

(c) Inception date February 1, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Director Classic variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                   SERIES I AND SERIES IR OF DIRECTOR CLASSIC

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


                               TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          3
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                              SUB-ACCOUNT                                                   SINCE
SUB-ACCOUNT                                  INCEPTION DATE      1 YEAR           5 YEAR      10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Victory Diversified Stock Fund                   07/01/99            -10.70%            N/A     N/A             -7.15%
----------------------------------------------------------------------------------------------------------------------
Victory Small Company Opportunity Fund           07/01/99            -16.66%            N/A     N/A             -2.19%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       06/02/86            -15.21%           5.91%   7.61%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           06/02/86             -2.67%           2.66%   2.99%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           06/02/86            -17.32%          11.25%  13.43%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            03/09/94            -14.66%           7.24%    N/A             11.43%
----------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                          04/30/01               N/A             N/A     N/A             -6.93%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                03/01/95            -16.69%           0.43%    N/A              3.78%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund          12/27/00            -43.77%            N/A     N/A            -42.94%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund      12/27/00            -16.20%            N/A     N/A            -15.23%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                  05/01/00             -9.07%            N/A     N/A             20.15%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/98            -26.18%            N/A     N/A              8.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund              05/01/00            -31.90%            N/A     N/A            -42.83%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              05/29/98            -18.31%            N/A     N/A              1.12%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           03/24/87            -31.94%           6.50%   6.73%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/98             -8.48%            N/A     N/A             -2.80%
----------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/87            -22.26%           6.09%   8.87%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                        04/30/01               N/A             N/A     N/A            -23.46%
----------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                            07/02/90            -28.15%          -3.46%   1.87%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                            04/30/01               N/A             N/A     N/A            -16.09%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         07/30/97            -14.27%            N/A     N/A             19.42%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                   04/30/01               N/A             N/A     N/A            -10.95%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   06/02/86             -7.39%           0.06%   0.40%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            06/02/86             -3.84%           2.06%   2.35%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund               05/02/94            -29.48%           7.48%    N/A              8.30%
----------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  08/09/96            -24.65%           5.87%    N/A              6.48%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          06/02/86            -22.18%           7.33%  10.11%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                            03/24/87             -3.83%           2.06%   2.23%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                          04/30/01               N/A             N/A     N/A            -10.52%
----------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/96            -13.28%           7.18%    N/A              8.14%
----------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                                   FUND                                              SINCE
SUB-ACCOUNT                                   INCEPTION DATE      1 YEAR       5 YEAR  10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------
Victory Diversified Stock Fund                    07/01/99             -0.98%    N/A     N/A             -1.11%
---------------------------------------------------------------------------------------------------------------
Victory Small Company Opportunity Fund            07/01/99             -7.38%    N/A     N/A              3.69%
---------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                        03/31/83             -5.83%   8.82%   9.76%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                            08/31/77              7.33%   6.17%   5.68%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund            04/02/84             -8.09%  13.96%  15.19%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund             03/09/94             -5.23%  10.09%    N/A             13.39%
---------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                           04/30/01               N/A     N/A     N/A              3.07%
---------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 03/01/95             -7.42%   3.91%    N/A              6.45%
---------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund           12/27/00            -36.54%    N/A     N/A            -36.36%
---------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund       12/27/00             -6.90%    N/A     N/A             -6.91%
---------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                   05/01/00              0.77%    N/A     N/A             26.53%
---------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                  10/01/98            -17.62%    N/A     N/A             12.74%
---------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund               05/01/00            -23.77%    N/A     N/A            -36.12%
---------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund               05/29/98             -9.16%    N/A     N/A              5.29%
---------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund            03/24/87            -23.81%   9.37%   9.04%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                      10/01/98              1.41%    N/A     N/A              2.48%
---------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                           05/01/87            -13.41%   8.81%  10.89%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                         04/30/01               N/A     N/A     N/A            -14.70%
---------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                             07/02/90            -19.74%   0.09%   4.29%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                             04/30/01               N/A     N/A     N/A             -6.77%
---------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                          07/30/97             -4.82%    N/A     N/A             22.16%
---------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                    04/30/01               N/A     N/A     N/A             -1.24%
---------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                    06/30/80              2.58%   3.79%   3.39%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund             01/01/85              6.16%   5.63%   5.14%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                05/02/94            -21.17%  10.37%    N/A             10.65%
---------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                   08/09/96            -15.98%   8.76%    N/A              9.39%
---------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                           08/31/77            -13.32%   9.99%  12.03%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund      03/24/87              6.17%   5.63%   5.01%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                           04/30/01               N/A     N/A     N/A             -0.78%
---------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund             05/01/96             -3.76%  10.17%    N/A             10.86%
---------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD    EFFECTIVE YIELD
---------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                      0.55%         0.55%
---------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                                 YIELD
---------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                      4.44%
---------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                                9.52%
---------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                       3.56%
---------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
VICTORY DIVERSIFIED STOCK FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.000          --          --(c)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.243          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   83          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.231          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.227          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                27          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.214          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
VICTORY SMALL COMPANY OPPORTUNITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.000          --          --(c)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.213          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.200          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.196          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.183          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $4.708      $4.803      $4.398
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.434      $4.708      $4.803
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              939,510   1,054,157   1,156,230
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.696      $4.798      $4.663
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.416      $4.696      $4.798
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   50      11,997       4,952
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.767          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.426          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                38          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.754          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.408          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.416      $2.185      $2.258
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.593      $2.416      $2.185
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              216,138     152,494     167,707
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.410      $2.182      $2.233
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.583      $2.410      $2.182
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    7       2,190         756
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.450          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.588          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                17          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.444          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.578          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.388      $7.501      $5.526
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.709      $8.388      $7.501
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              340,758     357,409     347,433
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.367      $7.494      $6.255
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.678      $8.367      $7.494
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   18       4,645       1,112
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.843          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.695          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                26          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.820          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.664          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.816      $2.570      $2.471
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.669      $2.816      $2.570
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              339,000     335,847     381,269
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.809      $2.567      $2.655
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.658      $2.809      $2.567
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   36       2,938       1,030
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.754          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.664          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                38          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.747          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.653          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.031          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.028          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.656      $1.796      $1.476
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.533      $1.656      $1.796
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    3      61,514      57,797
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.652      $1.791      $1.576
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.527      $1.652      $1.791
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       1,092         391
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.656          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.530          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.651          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.524          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.711          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   29          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.709          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.952          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.950          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.469      $1.000          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481      $1.469          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   95      28,572          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.468      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.477      $1.468          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       1,264          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.478          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                18          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.386          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.792      $1.952      $1.315
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.476      $1.792      $1.952
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   20      87,887      25,343
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.788      $1.951      $1.451
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.470      $1.788      $1.951
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       4,200         602
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.773          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.769          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.468          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.621      $1.000          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473      $0.621          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   56      39,523          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.620      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.472      $0.620          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       1,695          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.729          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                51          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.728          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.471          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.325      $1.422      $1.182
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.204      $1.325      $1.422
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   93      78,728      41,232
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.322      $1.420      $1.281
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.199      $1.322      $1.420
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    6       3,737       1,551
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.390          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.201          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.197          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.068      $1.070      $1.035
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.083      $1.068      $1.070
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               41,322      22,916      14,681
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.065      $1.069      $1.084
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.079      $1.065      $1.069
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       1,881         707
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.128          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.081          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.125          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.077          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.012      $5.608      $4.712
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.340      $5.012      $5.608
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   29     148,780     152,272
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.999      $5.602      $5.181
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.323      $4.999      $5.602
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       3,070       1,107
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.175          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.332          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.161          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.315          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    3          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.853          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.852          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.856      $2.267      $1.641
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.489      $1.856      $2.267
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   16     211,646     218,272
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851      $2.265      $1.806
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.483      $1.851      $2.265
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       2,312         449
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.842          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.487          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.838          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.932          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.930          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.546      $2.056      $1.371
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.423      $2.546      $2.056
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              231,978     241,334     118,306
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.540      $2.054      $1.588
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.414      $2.540      $2.054
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       6,668       1,455
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.573          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.419          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                17          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.566          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.409          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   64          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.990          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                24          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.989          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.863      $1.777      $1.716
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.911      $1.863      $1.777
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              261,219     189,367     213,832
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.858      $1.776      $1.735
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.903      $1.858      $1.776
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   33       3,808       1,061
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.870          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.907          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.865          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.900          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                81          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.414      $2.217      $2.211
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.563      $2.414      $2.217
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   45      55,019      69,555
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.408      $2.214      $2.231
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.553      $2.408      $2.214
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         769         120
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.434          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.558          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.428          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.548          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.931      $2.251      $1.374
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.622      $1.931      $2.251
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   36     140,975     107,808
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.926      $2.248      $1.510
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.616      $1.926      $2.248
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    1       3,653         726
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.856          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.620          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.613          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.587      $7.176      $6.066
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.710      $6.587      $7.176
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   63     419,495     432,424
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.571      $7.169      $6.715
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.687      $6.571      $7.169
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    9       6,395       2,105
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.708          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.699          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.691          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.676          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.998          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

(c) Inception date February 1, 2001.

FIRST HORIZON DIRECTOR
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of First Horizon Director variable annuity. Please read it carefully.

First Horizon Director variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO SUB-ACCOUNT which purchases shares of the Capital Appreciation Portfolio of Financial Investors Variable Insurance Trust ("First Horizon Capital Appreciation Portfolio")

- FIRST HORIZON GROWTH & INCOME PORTFOLIO SUB-ACCOUNT which purchases shares of the Growth & Income Portfolio of Financial Investors Variable Insurance Trust ("First Horizon Growth & Income Portfolio")

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   10
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 12
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            12
--------------------------------------------------------------------------------
  The Separate Account                                                       12
--------------------------------------------------------------------------------
  The Funds                                                                  12
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   15
--------------------------------------------------------------------------------
THE CONTRACT                                                                 16
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               16
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  Principal First                                                            20
--------------------------------------------------------------------------------
  Death Benefit                                                              21
--------------------------------------------------------------------------------
  Surrenders                                                                 25
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              27
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     29
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            30
--------------------------------------------------------------------------------
  Legal Matters                                                              31
--------------------------------------------------------------------------------
  More Information                                                           31
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   31
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     36
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           37
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                            40
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  43
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      44
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                               12B-1
                                            DISTRIBUTION
                                               AND/OR               TOTAL FUND
                                MANAGEMENT   SERVICING     OTHER    OPERATING
                                   FEES         FEES      EXPENSES   EXPENSES
------------------------------------------------------------------------------
First Horizon Capital
  Appreciation Portfolio (1)      0.36%        0.25%       0.69%      1.30%
------------------------------------------------------------------------------
First Horizon Growth & Income
  Portfolio (1)                   0.00%        0.25%       0.85%      1.10%
------------------------------------------------------------------------------
Hartford Advisers HLS Fund        0.63%         N/A        0.03%      0.66%
------------------------------------------------------------------------------
Hartford Bond HLS Fund            0.48%         N/A        0.03%      0.51%
------------------------------------------------------------------------------
Hartford Capital Appreciation
  HLS Fund                        0.63%         N/A        0.05%      0.68%
------------------------------------------------------------------------------
Hartford Dividend and Growth
  HLS Fund                        0.65%         N/A        0.03%      0.68%
------------------------------------------------------------------------------
Hartford Focus HLS Fund (2)       0.85%         N/A        0.10%      0.95%
------------------------------------------------------------------------------
Hartford Global Advisers HLS
  Fund                            0.76%         N/A        0.10%      0.86%
------------------------------------------------------------------------------
Hartford Global Communications
  HLS Fund                        0.85%         N/A        0.07%      0.92%
------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund               0.85%         N/A        0.08%      0.93%
------------------------------------------------------------------------------
Hartford Global Health HLS
  Fund                            0.85%         N/A        0.04%      0.89%
------------------------------------------------------------------------------
Hartford Global Leaders HLS
  Fund                            0.74%         N/A        0.07%      0.81%
------------------------------------------------------------------------------
Hartford Global Technology HLS
  Fund                            0.85%         N/A        0.04%      0.89%
------------------------------------------------------------------------------
Hartford Growth HLS Fund (2)      0.83%         N/A        0.08%      0.91%
------------------------------------------------------------------------------
Hartford Growth and Income HLS
  Fund                            0.75%         N/A        0.04%      0.79%
------------------------------------------------------------------------------
Hartford Growth Opportunities
  HLS Fund                        0.61%         N/A        0.04%      0.65%
------------------------------------------------------------------------------
Hartford High Yield HLS Fund      0.77%         N/A        0.04%      0.81%
------------------------------------------------------------------------------
Hartford Index HLS Fund           0.40%         N/A        0.03%      0.43%
------------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (2)       0.85%         N/A        0.15%      1.00%
------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund          0.70%         N/A        0.11%      0.81%
------------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (2)            0.85%         N/A        0.15%      1.00%
------------------------------------------------------------------------------
Hartford MidCap HLS Fund          0.67%         N/A        0.03%      0.70%
------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund
  (2)                             0.83%         N/A        0.07%      0.90%
------------------------------------------------------------------------------
Hartford Money Market HLS Fund    0.45%         N/A        0.03%      0.48%
------------------------------------------------------------------------------
Hartford Mortgage Securities
  HLS Fund                        0.45%         N/A        0.03%      0.48%
------------------------------------------------------------------------------
Hartford SmallCap Growth HLS
  Fund                            0.63%         N/A        0.05%      0.68%
------------------------------------------------------------------------------
Hartford Small Company HLS
  Fund                            0.72%         N/A        0.04%      0.76%
------------------------------------------------------------------------------
Hartford Stock HLS Fund           0.46%         N/A        0.03%      0.49%
------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund             0.47%         N/A        0.04%      0.51%
------------------------------------------------------------------------------
Hartford Value HLS Fund (2)       0.83%         N/A        0.07%      0.90%
------------------------------------------------------------------------------
Hartford Value Opportunities
  HLS Fund                        0.68%         N/A        0.05%      0.73%
------------------------------------------------------------------------------

(1) First Tennessee Bank, N.A. ("FTB") and Delaware Management Company ("DMC") have contractually agreed to waive a portion of their co-advisory fees that they are entitled to receive, on a pro-rata basis of total advisory fees, and FTB has agreed to waive a portion of its co-administration fee and/or reimburse Portfolio expenses, to the extent necessary for the Capital Appreciation Portfolio to limit Total Fund Operating Expenses to those shown above. FTB has contractually agreed to its waivers through December 31, 2002, however, DMC's maximum annual waiver of its co-advisory fee will be .24% of the Portfolio's average net assets, through July 31, 2002. FTB has also contractually agreed to waive its fees and/or reimburse Portfolio expenses to the extent

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    necessary for the Growth & Income Portfolio to limit Total Fund Operating Expenses to those shown above, through December 31, 2002. Absent these waivers and reimbursements, Total Fund Operating Expenses would be:

                                                                  TOTAL FUND
                                MANAGEMENT    12B-1      OTHER    OPERATING
                                   FEES        FEES     EXPENSES   EXPENSES
----------------------------------------------------------------------------
First Horizon Capital
  Appreciation Portfolio          0.75%         0.25%    1.24%      2.24%
----------------------------------------------------------------------------
First Horizon Growth & Income
  Portfolio                       0.70%         0.25%    1.04%      1.99%
----------------------------------------------------------------------------

(2) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
First Horizon Capital
  Appreciation Portfolio    $95     $158     $213      $366     $33     $103     $175      $365
-------------------------------------------------------------------------------------------------
First Horizon Growth &
  Income Portfolio          $93     $152     $204      $347     $31     $ 97     $165      $347
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $88     $139     $183      $305     $27     $ 84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $91     $148     $197      $333     $30     $ 92     $158      $332
-------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $90     $145     $192      $324     $29     $ 90     $153      $324
-------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $91     $147     $195      $330     $29     $ 92     $156      $329
-------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $91     $147     $196      $331     $30     $ 92     $157      $330
-------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $91     $146     $194      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $91     $146     $194      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $91     $147      N/A       N/A     $29     $ 91      N/A       N/A
-------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $90     $143     $189      $318     $28     $ 88     $150      $317
-------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $88     $139     $182      $304     $27     $ 83     $143      $303
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $86     $133     $171      $282     $24     $ 77     $131      $281
-------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $89     $141     $185      $309     $27     $ 85     $145      $308
-------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $89     $142     $188      $315     $28     $ 87     $148      $314
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $87     $135     $174      $288     $25     $ 78     $134      $287
-------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $89     $142     $186      $312     $27     $ 86     $147      $311
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your Contract:
SUB-ACCOUNT                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------
First Horizon Capital
  Appreciation Portfolio     $34       $104       $176       $366
-------------------------
First Horizon Growth &
  Income Portfolio           $32       $ 98       $166       $347
-------------------------
Hartford Advisers HLS
  Fund                       $28       $ 84       $144       $305
-------------------------
Hartford Bond HLS Fund       $26       $ 80       $136       $290
-------------------------
Hartford Capital
  Appreciation HLS Fund      $28       $ 85       $145       $307
-------------------------
Hartford Dividend and
  Growth HLS Fund            $28       $ 85       $145       $307
-------------------------
Hartford Focus HLS Fund      $30       $ 93       $159       $333
-------------------------
Hartford Global Advisers
  HLS Fund                   $30       $ 91       $154       $324
-------------------------
Hartford Global
  Communications HLS Fund    $30       $ 92       $157       $330
-------------------------
Hartford Global Financial
  Services HLS Fund          $30       $ 93       $158       $331
-------------------------
Hartford Global Health
  HLS Fund                   $30       $ 91       $156       $327
-------------------------
Hartford Global Leaders
  HLS Fund                   $29       $ 89       $152       $320
-------------------------
Hartford Global
  Technology HLS Fund        $30       $ 91       $156       $327
-------------------------
Hartford Growth HLS Fund     $30       $ 92        N/A        N/A
-------------------------
Hartford Growth and
  Income HLS Fund            $29       $ 88       $151       $318
-------------------------
Hartford Growth
  Opportunities HLS Fund     $27       $ 84       $143       $304
-------------------------
Hartford High Yield HLS
  Fund                       $29       $ 89       $152       $320
-------------------------
Hartford Index HLS Fund      $25       $ 77       $132       $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                   $31       $ 95       $161       $338
-------------------------
Hartford International
  Opportunities HLS Fund     $29       $ 89       $152       $320
-------------------------
Hartford International
  Small Company HLS Fund     $31       $ 95       $161       $338
-------------------------
Hartford MidCap HLS Fund     $28       $ 86       $146       $309
-------------------------
Hartford MidCap Value HLS
  Fund                       $30       $ 92       $156       $328
-------------------------
Hartford Money Market HLS
  Fund                       $26       $ 79       $135       $287
-------------------------
Hartford Mortgage
  Securities HLS Fund        $26       $ 79       $135       $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                   $28       $ 85       $145       $307
-------------------------
Hartford Small Company
  HLS Fund                   $29       $ 87       $149       $315
-------------------------
Hartford Stock HLS Fund      $26       $ 79       $135       $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund        $26       $ 80       $136       $290
-------------------------
Hartford Value HLS Fund      $30       $ 92       $156       $328
-------------------------
Hartford Value
  Opportunities HLS Fund     $28       $ 87       $147       $312
-------------------------

10
                                                 HARTFORD LIFE INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
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Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
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GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01        A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       9/20/01       AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01       AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The First Horizon Capital Appreciation Portfolio and the First Horizon Growth & Income Portfolio are investment portfolios of Financial Investors Variable Insurance Trust. First Tennessee Bank National Association serves as investment adviser, and Highland Capital Management Corporation serves as investment sub-adviser to the First Horizon Growth and Income Portfolio. First Tennessee Bank National Association and Delaware Management Company serve as co-investment advisers to the First Horizon Capital Appreciation Portfolio.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO -- Seeks long-term capital appreciation.

FIRST HORIZON GROWTH & INCOME PORTFOLIO -- Seeks to achieve maximum total return through a combination of capital appreciation and dividend income by investing at least 65% of its total assets in equity securities.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

                                                                              15
HARTFORD LIFE INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore,

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on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

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FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
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      1                       7%
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      2                       6%
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      3                       6%
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      4                       5%
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      5                       4%
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      6                       3%
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      7                       2%
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  8 or more                   0%
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For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of

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how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract,

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we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is

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more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

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Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this

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method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

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PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

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- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In

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fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE(-REGISTERED TRADEMARK-) PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only partcipate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to

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the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase(-Registered Trademark-) Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

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LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

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 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed fro the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

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    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

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- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains

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a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



------------------------------------------------------
GENERAL INFORMATION
------------------------------------------------------
    Safekeeping of Assets
------------------------------------------------------
    Independent Public Accountants
------------------------------------------------------
    Non-Participating
------------------------------------------------------
    Misstatement of Age or Sex
------------------------------------------------------
    Principal Underwriter
------------------------------------------------------
PERFORMANCE RELATED INFORMATION
------------------------------------------------------
    Total Return for all Sub-Accounts
------------------------------------------------------
    Yield for Sub-Accounts
------------------------------------------------------
    Money Market Sub-Accounts
------------------------------------------------------
    Additional Materials
------------------------------------------------------
    Performance Comparisons
------------------------------------------------------
PERFORMANCE TABLES
------------------------------------------------------
ACCUMULATION UNIT VALUES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

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The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
FIRST HORIZON CAPITAL APPRECIATION
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.108         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      23         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.107         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
FIRST HORIZON GROWTH & INCOME
  PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(c)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.026         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     476         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.025         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $4.708     $4.803     $4.398
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.434     $4.708     $4.803
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 939,510  1,054,157  1,156,230
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $4.754         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.408         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.416     $2.185     $2.258
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.593     $2.416     $2.185
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 216,138    152,494    167,707
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.444         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.578         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $8.388     $7.501     $5.526
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.709     $8.388     $7.501
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 340,758    357,409    347,433
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $8.820         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $7.664         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.816     $2.570     $2.471
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.669     $2.816     $2.570
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 339,000    335,847    381,269
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.747         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.653         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.031         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       7         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.028         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.656     $1.796     $1.476
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.533     $1.656     $1.796
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --     61,514     57,797
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.651         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.524         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.711         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.709         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.952         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.950         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.469     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481     $1.469         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      15     28,572         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.386         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.474         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.792     $1.952     $1.315
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.476     $1.792     $1.952
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      30     87,887     25,343
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.769         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.468         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $0.621     $1.000         --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.473     $0.621         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      64     39,523         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $0.728         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.471         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.325     $1.422     $1.182
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.204     $1.325     $1.422
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      38     78,728     41,232
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.387         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.197         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.068     $1.070     $1.035
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.083     $1.068     $1.070
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  41,322     22,916     14,681
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.125         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.077         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $5.012     $5.608     $4.712
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.340     $5.012     $5.608
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                       3    148,780    152,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $5.161         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $4.315         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.854         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      14         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.852         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.856     $2.267     $1.641
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.489     $1.856     $2.267
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      14    211,646    218,272
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.838         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.481         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.932         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.930         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.546     $2.056     $1.371
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.423     $2.546     $2.056
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      --    241,334    118,306
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.566         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.409         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.991         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      50         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.989         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.863     $1.777     $1.716
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.911     $1.863     $1.777
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                 261,219    189,367    213,832
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.865         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.900         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $2.414     $2.217     $2.211
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.563     $2.414     $2.217
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      12     55,019     69,555
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $2.428         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $2.548         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------
SUB-ACCOUNT                           2001      2000         1999
---------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.931     $2.251     $1.374
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.622     $1.931     $2.251
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      39    140,975    107,808
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.851         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.613         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $6.587     $7.176     $6.066
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.710     $6.587     $7.176
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      56    419,495    432,424
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $6.691         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $5.676         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period             $1.000         --         --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $1.000         --         --
---------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      34         --         --
---------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period             $1.000         --         --
---------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                       $0.998         --         --
---------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      --         --         --
---------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

(c) Inception date September 4, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for First Horizon Director variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                SERIES I AND SERIES IR OF FIRST HORIZON DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] -1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                              SUB-ACCOUNT                                                   SINCE
SUB-ACCOUNT                                  INCEPTION DATE      1 YEAR           5 YEAR      10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
First Horizon Capital Appreciation
 Portfolio                                       08/17/01               N/A             N/A     N/A             -1.51%
----------------------------------------------------------------------------------------------------------------------
First Horizon Growth & Income Portfolio          08/17/01               N/A             N/A     N/A             -9.59%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       06/02/86            -15.21%           5.91%   7.61%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           06/02/86             -2.67%           2.66%   2.99%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           06/02/86            -17.32%          11.25%  13.43%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            03/09/94            -14.66%           7.24%    N/A             11.43%
----------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                          04/30/01               N/A             N/A     N/A             -6.93%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                03/01/95            -16.69%           0.43%    N/A              3.78%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund          12/27/00            -43.77%            N/A     N/A            -42.94%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund      12/27/00            -16.20%            N/A     N/A            -15.23%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                  05/01/00             -9.07%            N/A     N/A             20.15%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/98            -26.18%            N/A     N/A              8.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund              05/01/00            -31.90%            N/A     N/A            -42.83%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              05/29/98            -18.31%            N/A     N/A              1.12%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           03/24/87            -31.94%           6.50%   6.73%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/98             -8.48%            N/A     N/A             -2.80%
----------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/87            -22.26%           6.09%   8.87%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                        04/30/01               N/A             N/A     N/A            -23.46%
----------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                            07/02/90            -28.15%          -3.46%   1.87%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                            04/30/01               N/A             N/A     N/A            -16.09%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         07/30/97            -14.27%            N/A     N/A             19.42%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                   04/30/01               N/A             N/A     N/A            -10.95%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   06/02/86             -7.39%           0.06%   0.40%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            06/02/86             -3.84%           2.06%   2.35%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund               05/02/94            -29.48%           7.48%    N/A              8.30%
----------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  08/09/96            -24.65%           5.87%    N/A              6.48%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          06/02/86            -22.18%           7.33%  10.11%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                            03/24/87             -3.83%           2.06%   2.23%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                          04/30/01               N/A             N/A     N/A            -10.52%
----------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/96            -13.28%           7.18%    N/A              8.14%
----------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                                   FUND                                              SINCE
SUB-ACCOUNT                                   INCEPTION DATE      1 YEAR       5 YEAR  10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------
First Horizon Capital Appreciation Portfolio      08/17/01               N/A     N/A     N/A              8.49%
---------------------------------------------------------------------------------------------------------------
First Horizon Growth & Income Portfolio           08/17/01               N/A     N/A     N/A              0.21%
---------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                        03/31/83             -5.83%   8.82%   9.76%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                            08/31/77              7.33%   6.17%   5.68%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund            04/02/84             -8.09%  13.96%  15.19%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund             03/09/94             -5.23%  10.09%    N/A             13.39%
---------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                           04/30/01               N/A     N/A     N/A              3.07%
---------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 03/01/95             -7.42%   3.91%    N/A              6.45%
---------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund           12/27/00            -36.54%    N/A     N/A            -36.36%
---------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund       12/27/00             -6.90%    N/A     N/A             -6.91%
---------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                   05/01/00              0.77%    N/A     N/A             26.53%
---------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                  10/01/98            -17.62%    N/A     N/A             12.74%
---------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund               05/01/00            -23.77%    N/A     N/A            -36.12%
---------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund               05/29/98             -9.16%    N/A     N/A              5.29%
---------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund            03/24/87            -23.81%   9.37%   9.04%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                      10/01/98              1.41%    N/A     N/A              2.48%
---------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                           05/01/87            -13.41%   8.81%  10.89%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                         04/30/01               N/A     N/A     N/A            -14.70%
---------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                             07/02/90            -19.74%   0.09%   4.29%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                             04/30/01               N/A     N/A     N/A             -6.77%
---------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                          07/30/97             -4.82%    N/A     N/A             22.16%
---------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                    04/30/01               N/A     N/A     N/A             -1.24%
---------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                    06/30/80              2.58%   3.79%   3.39%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund             01/01/85              6.16%   5.63%   5.14%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                05/02/94            -21.17%  10.37%    N/A             10.65%
---------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                   08/09/96            -15.98%   8.76%    N/A              9.39%
---------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                           08/31/77            -13.32%   9.99%  12.03%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund      03/24/87              6.17%   5.63%   5.01%              N/A
---------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                           04/30/01               N/A     N/A     N/A             -0.78%
---------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund             05/01/96             -3.76%  10.17%    N/A             10.86%
---------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD    EFFECTIVE YIELD
---------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                      0.55%         0.55%
---------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                            YIELD
----------------------------------------------------------------------------
Hartford Bond HLS Fund                                                 4.44%
----------------------------------------------------------------------------
Hartford High Yield HLS Fund                                           9.52%
----------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                  3.56%
----------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(c)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.108          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   23          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.107          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.107          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.107          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
FIRST HORIZON GROWTH & INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(c)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.026          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  476          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.026          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  225          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.026          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               262          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.025          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $4.708      $4.803      $4.398
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.434      $4.708      $4.803
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              939,510   1,054,157   1,156,230
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.696      $4.798      $4.663
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.416      $4.696      $4.798
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    6      11,997       4,952
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.767          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.426          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                34          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.754          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.408          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.416      $2.185      $2.258
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.593      $2.416      $2.185
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              216,138     152,494     167,707
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.410      $2.182      $2.233
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.583      $2.410      $2.182
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       2,190         756
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.450          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.588          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 7          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.444          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.578          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.388      $7.501      $5.526
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.709      $8.388      $7.501
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              340,758     357,409     347,433
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.367      $7.494      $6.255
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.678      $8.367      $7.494
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    4       4,645       1,112
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.843          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.695          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                17          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.820          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.664          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.816      $2.570      $2.471
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.669      $2.816      $2.570
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              339,000     335,847     381,269
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.809      $2.567      $2.655
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.658      $2.809      $2.567
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       2,938       1,030
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.754          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.664          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 7          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.747          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.653          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.031          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    7          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.028          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.656      $1.796      $1.476
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.533      $1.656      $1.796
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --      61,514      57,797
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.652      $1.791      $1.576
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.527      $1.652      $1.791
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       1,092         391
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.656          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.530          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.651          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.524          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.711          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.709          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.952          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.950          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.469      $1.000          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481      $1.469          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   15      28,572          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.468      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.477      $1.468          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    3       1,264          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.478          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.386          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.792      $1.952      $1.315
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.476      $1.792      $1.952
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   30      87,887      25,343
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.788      $1.951      $1.451
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.470      $1.788      $1.951
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    1       4,200         602
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.773          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.769          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.468          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.621      $1.000          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473      $0.621          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   64      39,523          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.620      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.472      $0.620          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       1,695          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.729          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.728          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.471          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.325      $1.422      $1.182
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.204      $1.325      $1.422
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   38      78,728      41,232
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.322      $1.420      $1.281
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.199      $1.322      $1.420
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       3,737       1,551
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.390          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.201          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                36          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.197          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.068      $1.070      $1.035
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.083      $1.068      $1.070
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               41,322      22,916      14,681
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.065      $1.069      $1.084
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.079      $1.065      $1.069
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    7       1,881         707
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.128          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.081          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.125          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.077          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.012      $5.608      $4.712
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.340      $5.012      $5.608
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    3     148,780     152,272
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.999      $5.602      $5.181
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.323      $4.999      $5.602
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    2       3,070       1,107
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.175          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.332          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                31          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.161          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.315          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   14          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.853          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.852          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.856      $2.267      $1.641
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.489      $1.856      $2.267
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   14     211,646     218,272
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851      $2.265      $1.806
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.483      $1.851      $2.265
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       2,312         449
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.842          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.487          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.838          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.932          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.930          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.546      $2.056      $1.371
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.423      $2.546      $2.056
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --     241,334     118,306
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.540      $2.054      $1.588
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.414      $2.540      $2.054
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       6,668       1,455
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.573          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.419          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.566          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.409          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   50          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    3          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.990          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.989          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.863      $1.777      $1.716
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.911      $1.863      $1.777
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              261,219     189,367     213,832
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.858      $1.776      $1.735
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.903      $1.858      $1.776
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       3,808       1,061
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.870          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.907          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                57          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.865          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.900          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.414      $2.217      $2.211
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.563      $2.414      $2.217
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   12      55,019      69,555
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.408      $2.214      $2.231
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.553      $2.408      $2.214
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         769         120
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.434          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.558          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.428          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.548          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.931      $2.251      $1.374
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.622      $1.931      $2.251
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   39     140,975     107,808
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.926      $2.248      $1.510
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.616      $1.926      $2.248
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --       3,653         726
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.856          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.620          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.613          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001       2000        1999
-------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.587      $7.176      $6.066
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.710      $6.587      $7.176
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   56     419,495     432,424
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.571      $7.169      $6.715
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.687      $6.571      $7.169
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    6       6,395       2,105
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.708          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.699          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.691          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.676          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   34          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    5          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                43          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.998          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

(c) Inception date September 4, 2001.

WELLS FARGO DIRECTOR
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Wells Fargo Director variable annuity. Please read it carefully.

Wells Fargo Director variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- WELLS FARGO ASSET ALLOCATION FUND SUB-ACCOUNT which purchases shares of the Asset Allocation Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Asset Allocation Fund")

- WELLS FARGO CORPORATE BOND FUND SUB-ACCOUNT which purchases shares of the Corporate Bond Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Corporate Bond Fund")

- WELLS FARGO EQUITY INCOME FUND SUB-ACCOUNT which purchases shares of the Equity Income Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Equity Income Fund")

- WELLS FARGO EQUITY VALUE FUND SUB-ACCOUNT which purchases shares of the Equity Value Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Equity Value Fund")

- WELLS FARGO GROWTH FUND SUB-ACCOUNT which purchases shares of the Growth Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Growth Fund")

- WELLS FARGO INTERNATIONAL EQUITY FUND SUB-ACCOUNT which purchases shares of the International Equity Fund of Wells Fargo Variable Trust Funds ("Wells Fargo International Equity Fund")

- WELLS FARGO LARGE COMPANY GROWTH FUND SUB-ACCOUNT which purchases shares of the Large Company Growth Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Large Company Growth Fund")

- WELLS FARGO MONEY MARKET FUND SUB-ACCOUNT which purchases shares of the Money Market Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Money Market Fund")

- WELLS FARGO SMALL CAP GROWTH FUND SUB-ACCOUNT which purchases shares of the Small Cap Growth Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Small Cap Growth Fund")

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   5
--------------------------------------------------------------------------------
FEE TABLE                                                                     7
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   11
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 13
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            13
--------------------------------------------------------------------------------
  The Separate Account                                                       13
--------------------------------------------------------------------------------
  The Funds                                                                  13
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              16
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   16
--------------------------------------------------------------------------------
THE CONTRACT                                                                 17
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               17
--------------------------------------------------------------------------------
  Charges and Fees                                                           20
--------------------------------------------------------------------------------
  Principal First                                                            22
--------------------------------------------------------------------------------
  Death Benefit                                                              23
--------------------------------------------------------------------------------
  Surrenders                                                                 26
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              28
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     30
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            31
--------------------------------------------------------------------------------
  Legal Matters                                                              32
--------------------------------------------------------------------------------
  More Information                                                           32
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   32
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     37
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           38
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           41
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  44
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      45
--------------------------------------------------------------------------------

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.95%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                               12B-1
                                            DISTRIBUTION
                                               AND/OR               TOTAL FUND
                                MANAGEMENT   SERVICING     OTHER    OPERATING
                                   FEES         FEES      EXPENSES   EXPENSES
------------------------------------------------------------------------------
Wells Fargo Asset Allocation
  Fund (1)                        0.49%        0.25%       0.26%      1.00%
------------------------------------------------------------------------------
Wells Fargo Corporate Bond
  Fund (1)                        0.21%        0.25%       0.44%      0.90%
------------------------------------------------------------------------------
Wells Fargo Equity Income Fund
  (1)                             0.32%        0.25%       0.43%      1.00%
------------------------------------------------------------------------------
Wells Fargo Equity Value Fund
  (1)                             0.39%        0.25%       0.36%      1.00%
------------------------------------------------------------------------------
Wells Fargo Growth Fund (1)       0.28%        0.25%       0.47%      1.00%
------------------------------------------------------------------------------
Wells Fargo International
  Equity Fund (1)                 0.00%        0.25%       0.75%      1.00%
------------------------------------------------------------------------------
Wells Fargo Large Company
  Growth Fund (1)                 0.54%        0.25%       0.21%      1.00%
------------------------------------------------------------------------------
Wells Fargo Money Market Fund
  (1)                             0.27%        0.25%       0.33%      0.85%
------------------------------------------------------------------------------
Wells Fargo Small Cap Growth
  Fund (1)                        0.63%        0.25%       0.32%      1.20%
------------------------------------------------------------------------------
Hartford Advisers HLS Fund        0.63%         N/A        0.03%      0.66%
------------------------------------------------------------------------------
Hartford Bond HLS Fund            0.48%         N/A        0.03%      0.51%
------------------------------------------------------------------------------
Hartford Capital Appreciation
  HLS Fund                        0.63%         N/A        0.05%      0.68%
------------------------------------------------------------------------------
Hartford Dividend and Growth
  HLS Fund                        0.65%         N/A        0.03%      0.68%
------------------------------------------------------------------------------
Hartford Focus HLS Fund (2)       0.85%         N/A        0.10%      0.95%
------------------------------------------------------------------------------
Hartford Global Advisers HLS
  Fund                            0.76%         N/A        0.10%      0.86%
------------------------------------------------------------------------------
Hartford Global Communications
  HLS Fund                        0.85%         N/A        0.07%      0.92%
------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund               0.85%         N/A        0.08%      0.93%
------------------------------------------------------------------------------
Hartford Global Health HLS
  Fund                            0.85%         N/A        0.04%      0.89%
------------------------------------------------------------------------------
Hartford Global Leaders HLS
  Fund                            0.74%         N/A        0.07%      0.81%
------------------------------------------------------------------------------
Hartford Global Technology HLS
  Fund                            0.85%         N/A        0.04%      0.89%
------------------------------------------------------------------------------
Hartford Growth HLS Fund (2)      0.83%         N/A        0.08%      0.91%
------------------------------------------------------------------------------
Hartford Growth and Income HLS
  Fund                            0.75%         N/A        0.04%      0.79%
------------------------------------------------------------------------------
Hartford Growth Opportunities
  HLS Fund                        0.61%         N/A        0.04%      0.65%
------------------------------------------------------------------------------
Hartford High Yield HLS Fund      0.77%         N/A        0.04%      0.81%
------------------------------------------------------------------------------
Hartford Index HLS Fund           0.40%         N/A        0.03%      0.43%
------------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund (2)       0.85%         N/A        0.15%      1.00%
------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund          0.70%         N/A        0.11%      0.81%
------------------------------------------------------------------------------
Hartford International Small
  Company HLS Fund (2)            0.85%         N/A        0.15%      1.00%
------------------------------------------------------------------------------
Hartford MidCap HLS Fund          0.67%         N/A        0.03%      0.70%
------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund
  (2)                             0.83%         N/A        0.07%      0.90%
------------------------------------------------------------------------------
Hartford Money Market HLS Fund    0.45%         N/A        0.03%      0.48%
------------------------------------------------------------------------------
Hartford Mortgage Securities
  HLS Fund                        0.45%         N/A        0.03%      0.48%
------------------------------------------------------------------------------
Hartford SmallCap Growth HLS
  Fund                            0.63%         N/A        0.05%      0.68%
------------------------------------------------------------------------------
Hartford Small Company HLS
  Fund                            0.72%         N/A        0.04%      0.76%
------------------------------------------------------------------------------
Hartford Stock HLS Fund           0.46%         N/A        0.03%      0.49%
------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund             0.47%         N/A        0.04%      0.51%
------------------------------------------------------------------------------
Hartford Value HLS Fund (2)       0.83%         N/A        0.07%      0.90%
------------------------------------------------------------------------------
Hartford Value Opportunities
  HLS Fund                        0.68%         N/A        0.05%      0.73%
------------------------------------------------------------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(1) The Funds Adviser has contractually agreed to waive its fees and/or reimburse the Funds for certain expenses through April 30, 2003. The Total Fund Operating Expenses without such waivers and/or reimbursements are shown below. Amounts represent expenses based on historical data from 2001, with the exception of the Asset Allocation Fund, International Equity Fund, Large Company Growth Fund, Money Market Fund, and Small Cap Growth Fund which are based on estimated expenses for 2002.

                                               12B-1
                                            DISTRIBUTION
                                               AND/OR               TOTAL FUND
                                MANAGEMENT   SERVICING     OTHER    OPERATING
                                   FEES         FEES      EXPENSES   EXPENSES
------------------------------------------------------------------------------
Wells Fargo Asset Allocation
  Fund                            0.55%        0.25%       0.26%      1.06%
------------------------------------------------------------------------------
Wells Fargo Corporate Bond
  Fund                            0.45%        0.25%       0.44%      1.14%
------------------------------------------------------------------------------
Wells Fargo Equity Income Fund    0.55%        0.25%       0.43%      1.23%
------------------------------------------------------------------------------
Wells Fargo Equity Value Fund     0.55%        0.25%       0.36%      1.16%
------------------------------------------------------------------------------
Wells Fargo Growth Fund           0.55%        0.25%       0.47%      1.27%
------------------------------------------------------------------------------
Wells Fargo International
  Equity Fund                     0.75%        0.25%       2.40%      3.40%
------------------------------------------------------------------------------
Wells Fargo Large Company
  Growth Fund                     0.55%        0.25%       0.21%      1.01%
------------------------------------------------------------------------------
Wells Fargo Money Market Fund     0.40%        0.25%       0.33%      0.98%
------------------------------------------------------------------------------
Wells Fargo Small Cap Growth
  Fund                            0.75%        0.25%       0.32%      1.32%
------------------------------------------------------------------------------

(2) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                           If you Surrender your Contract:     If you annuitize your Contract:
SUB-ACCOUNT                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
Wells Fargo Asset
  Allocation Fund           $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Wells Fargo Corporate
  Bond Fund                 $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Wells Fargo Equity Income
  Fund                      $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Wells Fargo Equity Value
  Fund                      $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Wells Fargo Growth Fund     $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Wells Fargo International
  Equity Fund               $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Wells Fargo Large Company
  Growth Fund               $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Wells Fargo Money Market
  Fund                      $90     $145     $192      $323     $29     $ 89     $153      $323
-------------------------------------------------------------------------------------------------
Wells Fargo Small Cap
  Growth Fund               $94     $155     $209      $357     $32     $100     $170      $356
-------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund                      $88     $139     $183      $305     $27     $ 84     $143      $304
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund      $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund     $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund           $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund     $91     $148     $197      $333     $30     $ 92     $158      $332
-------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund                  $90     $145     $192      $324     $29     $ 90     $153      $324
-------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund   $91     $147     $195      $330     $29     $ 92     $156      $329
-------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund         $91     $147     $196      $331     $30     $ 92     $157      $330
-------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund                  $91     $146     $194      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund                  $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund       $91     $146     $194      $327     $29     $ 91     $155      $326
-------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund    $91     $147     $195      $329     $29     $ 91     $156      $328
-------------------------------------------------------------------------------------------------
Hartford Growth and
  Income HLS Fund           $90     $143     $189      $318     $28     $ 88     $150      $317
-------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund    $88     $139     $182      $304     $27     $ 83     $143      $303
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund                      $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford Index HLS Fund     $86     $133     $171      $282     $24     $ 77     $131      $281
-------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund                  $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund    $90     $144     $190      $320     $28     $ 88     $151      $319
-------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund    $92     $149     $199      $338     $30     $ 94     $160      $337
-------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund    $89     $141     $185      $309     $27     $ 85     $145      $308
-------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund                      $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                      $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund       $87     $134     $174      $287     $25     $ 78     $134      $286
-------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund                  $89     $140     $184      $307     $27     $ 84     $144      $306
-------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund                  $89     $142     $188      $315     $28     $ 87     $148      $314
-------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund     $87     $135     $174      $288     $25     $ 78     $134      $287
-------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund       $87     $135     $175      $290     $25     $ 79     $135      $289
-------------------------------------------------------------------------------------------------
Hartford Value HLS Fund     $91     $147     $194      $328     $29     $ 91     $155      $327
-------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund    $89     $142     $186      $312     $27     $ 86     $147      $311
-------------------------------------------------------------------------------------------------

                           If you do not Surrender your Contract:
SUB-ACCOUNT                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------
Wells Fargo Asset
  Allocation Fund            $31       $ 95       $161       $338
-------------------------
Wells Fargo Corporate
  Bond Fund                  $30       $ 92       $156       $328
-------------------------
Wells Fargo Equity Income
  Fund                       $31       $ 95       $161       $338
-------------------------
Wells Fargo Equity Value
  Fund                       $31       $ 95       $161       $338
-------------------------
Wells Fargo Growth Fund      $31       $ 95       $161       $338
-------------------------
Wells Fargo International
  Equity Fund                $31       $ 95       $161       $338
-------------------------
Wells Fargo Large Company
  Growth Fund                $31       $ 95       $161       $338
-------------------------
Wells Fargo Money Market
  Fund                       $29       $ 90       $154       $323
-------------------------
Wells Fargo Small Cap
  Growth Fund                $33       $101       $171       $357
-------------------------
Hartford Advisers HLS
  Fund                       $28       $ 84       $144       $305
-------------------------
Hartford Bond HLS Fund       $26       $ 80       $136       $290
-------------------------
Hartford Capital
  Appreciation HLS Fund      $28       $ 85       $145       $307
-------------------------
Hartford Dividend and
  Growth HLS Fund            $28       $ 85       $145       $307
-------------------------
Hartford Focus HLS Fund      $30       $ 93       $159       $333
-------------------------
Hartford Global Advisers
  HLS Fund                   $30       $ 91       $154       $324
-------------------------
Hartford Global
  Communications HLS Fund    $30       $ 92       $157       $330
-------------------------
Hartford Global Financial
  Services HLS Fund          $30       $ 93       $158       $331
-------------------------
Hartford Global Health
  HLS Fund                   $30       $ 91       $156       $327
-------------------------
Hartford Global Leaders
  HLS Fund                   $29       $ 89       $152       $320
-------------------------
Hartford Global
  Technology HLS Fund        $30       $ 91       $156       $327
-------------------------
Hartford Growth HLS Fund     $30       $ 92       $157       $329
-------------------------
Hartford Growth and
  Income HLS Fund            $29       $ 88       $151       $318
-------------------------
Hartford Growth
  Opportunities HLS Fund     $27       $ 84       $143       $304
-------------------------
Hartford High Yield HLS
  Fund                       $29       $ 89       $152       $320
-------------------------
Hartford Index HLS Fund      $25       $ 77       $132       $282
-------------------------
Hartford International
  Capital Appreciation
  HLS Fund                   $31       $ 95       $161       $338
-------------------------
Hartford International
  Opportunities HLS Fund     $29       $ 89       $152       $320
-------------------------
Hartford International
  Small Company HLS Fund     $31       $ 95       $161       $338
-------------------------
Hartford MidCap HLS Fund     $28       $ 86       $146       $309
-------------------------
Hartford MidCap Value HLS
  Fund                       $30       $ 92       $156       $328
-------------------------
Hartford Money Market HLS
  Fund                       $26       $ 79       $135       $287
-------------------------
Hartford Mortgage
  Securities HLS Fund        $26       $ 79       $135       $287
-------------------------
Hartford SmallCap Growth
  HLS Fund                   $28       $ 85       $145       $307
-------------------------
Hartford Small Company
  HLS Fund                   $29       $ 87       $149       $315
-------------------------
Hartford Stock HLS Fund      $26       $ 79       $135       $288
-------------------------
Hartford U.S. Government
  Securities HLS Fund        $26       $ 80       $136       $290
-------------------------
Hartford Value HLS Fund      $30       $ 92       $156       $328
-------------------------
Hartford Value
  Opportunities HLS Fund     $28       $ 87       $147       $312
-------------------------

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount
X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WHAT IS PRINCIPAL FIRST?



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01        A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       9/20/01       AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01       AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Wells Fargo Fund Management, LLC assumed the investment advisory responsibilities of the Asset Allocation Fund, Corporate Bond Fund, Equity Income Fund, Equity Value Fund, Growth Fund, International Equity Fund, Large Company Growth Fund, Money Market Fund, and Small Cap Growth Fund of the Wells Fargo Variable Trust Funds on March 1, 2001. Peregrine Capital Management, Inc., a wholly owned subsidiary of Wells Fargo Bank Minnesota, N.A., is the sub-advisor for the Large Company Growth Fund. Wells Capital Management Incorporated, an affiliate of Wells Fargo Fund Management, LLC, is the sub-advisor of the Asset Allocation Fund, Corporate Bond Fund, Equity Income Fund, Equity Value Fund, Growth Fund, International Equity Fund, Money Market Fund, and Small Cap Growth Fund.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

WELLS FARGO ASSET ALLOCATION FUND -- Seeks long-term total return, consistent with reasonable risk.

WELLS FARGO CORPORATE BOND FUND -- Seeks a high level of current income, consistent with reasonable risk.

WELLS FARGO EQUITY INCOME FUND -- Seeks long-term capital appreciation and above-average dividend income.


WELLS FARGO EQUITY VALUE FUND -- Seeks long-term capital appreciation and above-average dividend income.


WELLS FARGO GROWTH FUND -- Seeks long-term capital appreciation.

WELLS FARGO INTERNATIONAL EQUITY FUND -- Seeks total return, with an emphasis on capital appreciation, over the long term.

WELLS FARGO LARGE COMPANY GROWTH FUND -- Seeks long-term capital appreciation.

WELLS FARGO MONEY MARKET FUND -- Seeks current income, while preserving capital and liquidity.

WELLS FARGO SMALL CAP GROWTH FUND -- Seeks long-term capital appreciation.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks

                                                                              15
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) --Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

16
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our

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InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.


We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.


None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we

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believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                       7%
-----------------------------------------
      2                       6%
-----------------------------------------
      3                       6%
-----------------------------------------
      4                       5%
-----------------------------------------
      5                       4%
-----------------------------------------
      6                       3%
-----------------------------------------
      7                       2%
-----------------------------------------
  8 or more                   0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the

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assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


PRINCIPAL FIRST



Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.


If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.


- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.



Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

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We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.



For examples on how Principal First is calculated, please see "Appendix III."


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

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If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the

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  Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump

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sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract

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  Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the

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taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you

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pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.


PRINCIPAL FIRST PAYOUT OPTION



If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR.

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The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the

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current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the

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Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

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  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another

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annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a

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contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual

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two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



------------------------------------------------------
GENERAL INFORMATION
------------------------------------------------------
    Safekeeping of Assets
------------------------------------------------------
    Independent Public Accountants
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    Non-Participating
------------------------------------------------------
    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
------------------------------------------------------
    Total Return for all Sub-Accounts
------------------------------------------------------
    Yield for Sub-Accounts
------------------------------------------------------
    Money Market Sub-Accounts
------------------------------------------------------
    Additional Materials
------------------------------------------------------
    Performance Comparisons
------------------------------------------------------
PERFORMANCE TABLES
------------------------------------------------------
ACCUMULATION UNIT VALUES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up"contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

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The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).



- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.



EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN



- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.



- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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APPENDIX IV -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                  YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001     2000         1999
---------------------------------------------------------------------------------------------
WELLS FARGO ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(c)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.032         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.031         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
WELLS FARGO CORPORATE BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(c)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.984         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.983         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
WELLS FARGO EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(c)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.064         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.063         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001     2000         1999
---------------------------------------------------------------------------------------------
WELLS FARGO EQUITY VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(c)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.061         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.061         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
WELLS FARGO GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(c)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.068         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.067         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
WELLS FARGO INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(c)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.056         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.055         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
WELLS FARGO LARGE COMPANY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(c)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.128         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.127         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001     2000         1999
---------------------------------------------------------------------------------------------
WELLS FARGO MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(c)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.001         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.001         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
WELLS FARGO SMALL CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.155         --         --(c)
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.155         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.708     $4.803     $4.398
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.434     $4.708     $4.803
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --  1,054,157  1,156,230
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $4.754         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.408         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $2.416     $2.185     $2.258
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.593     $2.416     $2.185
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --    152,494    167,707
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $2.444         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.578         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001     2000         1999
---------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $8.388     $7.501     $5.526
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.709     $8.388     $7.501
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --    357,409    347,433
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $8.820         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.664         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $2.816     $2.570     $2.471
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.669     $2.816     $2.570
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --    335,847    381,269
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $2.747         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.653         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.031         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.028         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.656     $1.796     $1.476
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.533     $1.656     $1.796
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --     61,514     57,797
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.651         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.524         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001     2000         1999
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.711         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.709         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.952         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.950         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.469     $1.000         --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.481     $1.469         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --     28,572         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.386         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.474         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.792     $1.952     $1.315
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.476     $1.792     $1.952
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --     87,887     25,343
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.769         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.468         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001     2000         1999
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $0.621     $1.000         --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.473     $0.621         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --     39,523         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $0.728         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.471         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.325     $1.422     $1.182
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.204     $1.325     $1.422
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --     78,728     41,232
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.387         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.197         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.068     $1.070     $1.035
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.083     $1.068     $1.070
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --     22,916     14,681
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.125         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.077         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.012     $5.608     $4.712
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.340     $5.012     $5.608
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --    148,780    152,272
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $5.161         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.315         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------

                                                                              51
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001     2000         1999
---------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.854         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.852         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.856     $2.267     $1.641
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.489     $1.856     $2.267
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --    211,646    218,272
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.838         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.481         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.932         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.930         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $2.546     $2.056     $1.371
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.423     $2.546     $2.056
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --    241,334    118,306
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $2.566         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.409         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------

52
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001     2000         1999
---------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.991         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.989         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.863     $1.777     $1.716
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.911     $1.863     $1.777
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --    189,367    213,832
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.865         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.900         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $2.414     $2.217     $2.211
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.563     $2.414     $2.217
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --     55,019     69,555
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $2.428         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.548         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.931     $2.251     $1.374
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.622     $1.931     $2.251
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --    140,975    107,808
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.851         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.613         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------

                                                                              53
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001     2000         1999
---------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $6.587     $7.176     $6.066
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.710     $6.587     $7.176
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --    419,495    432,424
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $6.691         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.676         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.000         --         --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $1.000         --         --
---------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
      (in thousands)                                              --         --         --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.000         --         --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $0.998         --         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --         --         --
---------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

(c) Inception date October 31, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Wells Fargo Director variable annuity to me at the following address:


---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

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   City/State                                                       Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                 SERIES I AND SERIES IR OF WELLS FARGO DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                              SUB-ACCOUNT                                                   SINCE
SUB-ACCOUNT                                  INCEPTION DATE      1 YEAR           5 YEAR      10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Asset Allocation Fund                04/15/94            -17.33%           4.90%    N/A              7.57%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Corporate Bond Fund                  09/20/99             -3.92%            N/A     N/A             -0.20%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Income Fund                   05/06/96            -15.92%           5.10%    N/A              5.98%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Value Fund                    05/01/98            -16.81%            N/A     N/A             -8.04%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Growth Fund                          04/12/94            -28.59%           0.47%    N/A              6.69%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo International Equity Fund            07/03/00            -25.72%            N/A     N/A            -25.82%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Large Company Growth Fund            09/20/99            -30.12%            N/A     N/A            -10.17%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Money Market Fund                    05/19/94             -7.51%          -0.31%    N/A              0.42%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Cap Growth Fund                05/01/95            -33.33%          -6.68%    N/A              1.09%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       06/02/86            -15.21%           5.91%   7.61%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           06/02/86             -2.67%           2.66%   2.99%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           06/02/86            -17.32%          11.25%  13.43%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            03/09/94            -14.66%           7.24%    N/A             11.43%
----------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                          04/30/01               N/A             N/A     N/A             -6.93%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                03/01/95            -16.69%           0.43%    N/A              3.78%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund          12/27/00            -43.77%            N/A     N/A            -42.94%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund      12/27/00            -16.20%            N/A     N/A            -15.23%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                  05/01/00             -9.07%            N/A     N/A             20.15%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/98            -26.18%            N/A     N/A              8.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund              05/01/00            -31.90%            N/A     N/A            -42.83%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              05/29/98            -18.31%            N/A     N/A              1.12%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           03/24/87            -31.94%           6.50%   6.73%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/98             -8.48%            N/A     N/A             -2.80%
----------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/87            -22.26%           6.09%   8.87%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                        04/30/01               N/A             N/A     N/A            -23.46%
----------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                            07/02/90            -28.15%          -3.46%   1.87%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                            04/30/01               N/A             N/A     N/A            -16.09%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         07/30/97            -14.27%            N/A     N/A             19.42%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                   04/30/01               N/A             N/A     N/A            -10.95%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   06/02/86             -7.39%           0.06%   0.40%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            06/02/86             -3.84%           2.06%   2.35%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                05/02/94            -29.48%           7.48%    N/A              8.30%
----------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  08/09/96            -24.65%           5.87%    N/A              6.48%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          06/02/86            -22.18%           7.33%  10.11%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                            03/24/87             -3.83%           2.06%   2.23%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                          04/30/01               N/A             N/A     N/A            -10.52%
----------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/96            -13.28%           7.18%    N/A              8.14%
----------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                                  FUND                                                      SINCE
SUB-ACCOUNT                                  INCEPTION DATE      1 YEAR           5 YEAR      10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Asset Allocation Fund                04/15/94             -8.11%           7.89%    N/A              9.78%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Corporate Bond Fund                  09/20/99              6.08%            N/A     N/A              6.27%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Income Fund                   05/06/96             -6.59%           8.07%    N/A              8.76%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Value Fund                    05/01/98             -7.55%            N/A     N/A             -3.19%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Growth Fund                          04/12/94            -20.21%           3.60%    N/A              8.71%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo International Equity Fund            07/03/00            -17.13%            N/A     N/A            -18.35%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Large Company Growth Fund            09/20/99            -21.86%            N/A     N/A             -3.60%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Money Market Fund                    05/19/94              2.45%           3.45%    N/A              3.50%
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Cap Growth Fund                05/01/95            -25.31%          -3.00%    N/A              3.79%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       03/31/83             -5.83%           8.82%   9.76%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           08/31/77              7.33%           6.17%   5.68%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           04/02/84             -8.09%          13.96%  15.19%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            03/09/94             -5.23%          10.09%    N/A             13.39%
----------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                          04/30/01               N/A             N/A     N/A              3.07%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                03/01/95             -7.42%           3.91%    N/A              6.45%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund          12/27/00            -36.54%            N/A     N/A            -36.36%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund      12/27/00             -6.90%            N/A     N/A             -6.91%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                  05/01/00              0.77%            N/A     N/A             26.53%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/98            -17.62%            N/A     N/A             12.74%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund              05/01/00            -23.77%            N/A     N/A            -36.12%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              05/29/98             -9.16%            N/A     N/A              5.29%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           03/24/87            -23.81%           9.37%   9.04%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/98              1.41%            N/A     N/A              2.48%
----------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/87            -13.41%           8.81%  10.89%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                        04/30/01               N/A             N/A     N/A            -14.70%
----------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                            07/02/90            -19.74%           0.09%   4.29%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                            04/30/01               N/A             N/A     N/A             -6.77%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         07/30/97             -4.82%            N/A     N/A             22.16%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                   04/30/01               N/A             N/A     N/A             -1.24%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   06/30/80              2.58%           3.79%   3.39%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            01/01/85              6.16%           5.63%   5.14%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                05/02/94            -21.17%          10.37%    N/A             10.65%
----------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  08/09/96            -15.98%           8.76%    N/A              9.39%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          08/31/77            -13.32%           9.99%  12.03%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                            03/24/87              6.17%           5.63%   5.01%              N/A
----------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                          04/30/01               N/A             N/A     N/A             -0.78%
----------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/96             -3.76%          10.17%    N/A             10.86%
----------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD    EFFECTIVE YIELD
---------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                      0.55%         0.55%
---------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                            YIELD
----------------------------------------------------------------------------
Hartford Bond HLS Fund                                                 4.44%
----------------------------------------------------------------------------
Hartford High Yield HLS Fund                                           9.52%
----------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                  3.56%
----------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.


There is no information for Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(c)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.032         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.032         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.032         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.031         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO CORPORATE BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(c)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.984         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.984         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.984         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.983         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(c)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.064         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.064         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.063         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.063         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO EQUITY VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(c)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.061         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.061         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.061         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.061         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(c)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.068         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.067         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.067         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.067         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(c)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.056         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.055         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.055         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.055         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO LARGE COMPANY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(c)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.128         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.128         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.127         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.127         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(c)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.001         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.001         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.001         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.001         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO SMALL CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.155         --          --(c)
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.155         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.155         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.155         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $4.708     $4.803      $4.398
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.434     $4.708      $4.803
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --  1,054,157   1,156,230
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $4.696     $4.798      $4.663
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.416     $4.696      $4.798
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --     11,997       4,952
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $4.767         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.426         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $4.754         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.408         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $2.416     $2.185      $2.258
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.593     $2.416      $2.185
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --    152,494     167,707
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.410     $2.182      $2.233
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.583     $2.410      $2.182
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      2,190         756
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.450         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.588         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.444         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.578         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $8.388     $7.501      $5.526
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $7.709     $8.388      $7.501
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --    357,409     347,433
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $8.367     $7.494      $6.255
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $7.678     $8.367      $7.494
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      4,645       1,112
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $8.843         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $7.695         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $8.820         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $7.664         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $2.816     $2.570      $2.471
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.669     $2.816      $2.570
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --    335,847     381,269
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.809     $2.567      $2.655
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.658     $2.809      $2.567
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      2,938       1,030
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.754         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.664         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.747         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.653         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(b)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.031         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.029         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.029         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.028         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.656     $1.796      $1.476
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.533     $1.656      $1.796
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --     61,514      57,797
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.652     $1.791      $1.576
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.527     $1.652      $1.791
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      1,092         391
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.656         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.530         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.651         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.524         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(b)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.711         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.710         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.710         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.709         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(b)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.952         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.951         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.951         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.950         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.469     $1.000          --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.481     $1.469          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --     28,572          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.468     $1.000          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.477     $1.468          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      1,264          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.387         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.478         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.386         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.474         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.792     $1.952      $1.315
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.476     $1.792      $1.952
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --     87,887      25,343
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.788     $1.951      $1.451
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.470     $1.788      $1.951
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      4,200         602
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.773         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.474         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.769         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.468         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.621     $1.000          --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.473     $0.621          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --     39,523          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.620     $1.000          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.472     $0.620          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      1,695          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.729         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.473         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.728         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.471         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.325     $1.422      $1.182
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.204     $1.325      $1.422
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --     78,728      41,232
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.322     $1.420      $1.281
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.199     $1.322      $1.420
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      3,737       1,551
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.390         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.201         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.387         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.197         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.068     $1.070      $1.035
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.083     $1.068      $1.070
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --     22,916      14,681
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.065     $1.069      $1.084
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.079     $1.065      $1.069
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      1,881         707
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.128         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.081         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.125         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.077         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $5.012     $5.608      $4.712
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.340     $5.012      $5.608
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --    148,780     152,272
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $4.999     $5.602      $5.181
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.323     $4.999      $5.602
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      3,070       1,107
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $5.175         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.332         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $5.161         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.315         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(b)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.854         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.854         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.853         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.852         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.856     $2.267      $1.641
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.489     $1.856      $2.267
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --    211,646     218,272
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.851     $2.265      $1.806
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.483     $1.851      $2.265
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      2,312         449
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.842         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.487         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.838         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.481         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(b)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.932         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.931         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.931         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.930         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $2.546     $2.056      $1.371
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.423     $2.546      $2.056
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --    241,334     118,306
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.540     $2.054      $1.588
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.414     $2.540      $2.054
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      6,668       1,455
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.573         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.419         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.566         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.409         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(b)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.991         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.991         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.990         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.989         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.863     $1.777      $1.716
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.911     $1.863      $1.777
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --    189,367     213,832
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.858     $1.776      $1.735
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.903     $1.858      $1.776
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      3,808       1,061
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.870         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.907         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.865         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.900         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $2.414     $2.217      $2.211
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.563     $2.414      $2.217
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --     55,019      69,555
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.408     $2.214      $2.231
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.553     $2.408      $2.214
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --        769         120
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.434         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.558         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.428         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.548         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.931     $2.251      $1.374
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.622     $1.931      $2.251
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --    140,975     107,808
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.926     $2.248      $1.510
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.616     $1.926      $2.248
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      3,653         726
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.856         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.620         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.851         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.613         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $6.587     $7.176      $6.066
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $5.710     $6.587      $7.176
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --    419,495     432,424
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $6.571     $7.169      $6.715
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $5.687     $6.571      $7.169
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --      6,395       2,105
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $6.708         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $5.699         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $6.691         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $5.676         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                             2001     2000        1999
-----------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000         --          --(b)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.999         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.999         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --          --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.998         --          --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --          --
-----------------------------------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

(c) Inception date October 31, 2001.

--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford Global Leaders HLS Fund, Smith Barney Cash Portfolio, Smith Barney Appreciation Fund, Smith Barney Government and Agencies Fund, BB&T Growth and Income Fund, AmSouth Equity Income Fund, Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, Evergreen VA Growth Fund, Alliance VP Growth and Income Portfolio, Alliance VP Global Bond Portfolio, Brinson Series Trust Tactical Allocation Portfolio, Huntington VA Income Equity Fund, AmSouth Select Equity Fund, Evergreen VA Foundation Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Merrill Lynch Global Growth Focus Fund, Merrill Lynch Large Cap Growth Focus Fund, OFFIT VIF -- High Yield Fund, Armada Advantage Equity Growth Fund, Armada Advantage International Equity Fund, Armada Advantage Mid Cap Growth Fund, Prudential 20/20 Focus Portfolio, Prudential Jennison Portfolio, Wachovia Balanced Fund II, Wachovia Equity Fund II, Wachovia Special Values Fund II, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund, Victory Variable Insurance Diversified Stock Fund, Victory Variable Insurance Small Company Opportunity, AmSouth Capital Growth Fund, BB&T Capital Appreciation Fund, BB&T Capital Manager Aggressive Growth Fund, BB&T Large Company Growth Fund, Prudential Jennison International Growth Portfolio, Fifth Third Quality Growth VIP Fund, First American International Portfolio, First American Large Cap Growth Portfolio, First American Small Cap Growth Portfolio, First American Technology Portfolio, First Horizon Capital Appreciation Portfolio, First Horizon Growth & Income Portfolio, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund and Prudential Value Portfolio sub-accounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                             HARTFORD       HARTFORD
                               BOND          STOCK
                             HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 528,408,194
    Cost $567,739,200
      Market Value.......  $605,532,012        --
    Hartford Bond HLS
     Fund, Inc. --
     Class IB
    Shares 18,224,079
    Cost $20,497,668
      Market Value.......   20,831,835         --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 483,444,755
    Cost $1,951,128,260
      Market Value.......      --        $2,289,355,053
    Hartford Stock HLS
     Fund, Inc. --
     Class IB
    Shares 8,924,150
    Cost $49,534,837
      Market Value.......      --            42,223,980
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 589,252,871
    Cost $589,252,871
      Market Value.......      --              --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
    Shares 25,971,719
    Cost $25,971,719
      Market Value.......      --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 1,865,055,718
    Cost $3,654,563,186
      Market Value.......      --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IB
    Shares 27,516,160
    Cost $69,720,678
      Market Value.......      --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 695,301,896
    Cost $2,636,789,963
      Market Value.......      --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IB
    Shares 16,793,592
    Cost $83,191,370
      Market Value.......      --              --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. -- Class IA
    Shares 158,399,645
    Cost $172,661,947
      Market Value.......      --              --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. -- Class IB
    Shares 4,972,702
    Cost $5,685,851
      Market Value.......      --              --
  Due from Hartford Life
   Insurance Company.....   20,140,251          239,501
  Receivable from fund
   shares sold...........      --              --
  Other Assets...........        1,321            1,369
                           ------------  --------------
  Total Assets...........  646,505,419    2,331,819,903
                           ------------  --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --
  Payable for fund shares
   purchased.............   20,140,250          239,490
  Other liabilities......      --              --
                           ------------  --------------
  Total Liabilities......   20,140,250          239,490
                           ------------  --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $626,365,169  $2,331,580,413
                           ============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                            HARTFORD       HARTFORD
                             HARTFORD       HARTFORD        CAPITAL        MORTGAGE
                           MONEY MARKET     ADVISERS      APPRECIATION    SECURITIES
                             HLS FUND       HLS FUND        HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  --------------  ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 528,408,194
    Cost $567,739,200
      Market Value.......      --             --              --              --
    Hartford Bond HLS
     Fund, Inc. --
     Class IB
    Shares 18,224,079
    Cost $20,497,668
      Market Value.......      --             --              --              --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 483,444,755
    Cost $1,951,128,260
      Market Value.......      --             --              --              --
    Hartford Stock HLS
     Fund, Inc. --
     Class IB
    Shares 8,924,150
    Cost $49,534,837
      Market Value.......      --             --              --              --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 589,252,871
    Cost $589,252,871
      Market Value.......  $589,252,874       --              --              --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
    Shares 25,971,719
    Cost $25,971,719
      Market Value.......   25,971,719        --              --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 1,865,055,718
    Cost $3,654,563,186
      Market Value.......      --        $4,371,002,396       --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IB
    Shares 27,516,160
    Cost $69,720,678
      Market Value.......      --           64,937,203        --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 695,301,896
    Cost $2,636,789,963
      Market Value.......      --             --         $2,763,687,367       --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IB
    Shares 16,793,592
    Cost $83,191,370
      Market Value.......      --             --            66,632,944        --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. -- Class IA
    Shares 158,399,645
    Cost $172,661,947
      Market Value.......      --             --              --         $182,846,730
    Hartford Mortgage
     Securities HLS Fund,
     Inc. -- Class IB
    Shares 4,972,702
    Cost $5,685,851
      Market Value.......      --               32,510        --            5,718,945
  Due from Hartford Life
   Insurance Company.....      --             --              --              167,932
  Receivable from fund
   shares sold...........   12,087,387        --             1,034,370        --
  Other Assets...........      113,429        --              --                  186
                           ------------  --------------  --------------  ------------
  Total Assets...........  627,425,409   4,435,972,109   2,831,354,681    188,733,793
                           ------------  --------------  --------------  ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....   12,082,324        --             1,034,200        --
  Payable for fund shares
   purchased.............      --               32,506        --              163,799
  Other liabilities......      --                8,564           3,482        --
                           ------------  --------------  --------------  ------------
  Total Liabilities......   12,082,324          41,070       1,037,682        163,799
                           ------------  --------------  --------------  ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $615,343,085  $4,435,931,039  $2,830,316,999  $188,569,994
                           ============  ==============  ==============  ============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                             HARTFORD    HARTFORD INTERNATIONAL
                              INDEX          OPPORTUNITIES
                             HLS FUND           HLS FUND
                           SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  ----------------------
ASSETS:
  Investments:
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 190,610,931
    Cost $430,211,207
      Market Value.......  $606,409,995         --
    Hartford Index HLS
     Fund, Inc. --
     Class IB
    Shares 3,000,476
    Cost $10,791,318
      Market Value.......    9,527,451          --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 298,107,392
    Cost $337,909,015
      Market Value.......      --             $284,154,773
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IB
    Shares 2,488,783
    Cost $3,223,674
      Market Value.......      --                2,367,749
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IA
    Shares 501,375,624
    Cost $821,298,737
      Market Value.......      --               --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IB
    Shares 12,787,383
    Cost $25,187,504
      Market Value.......      --               --
    Hartford Global
     Advisers HLS Fund,
     Inc -- Class IA
      Shares 88,765,706
      Cost $104,484,768
      Market Value.......      --               --
    Hartford Global
     Advisers HLS Fund,
     Inc -- Class IB
      Shares 1,870,546
      Cost $2,147,007
      Market Value.......      --               --
    Hartford Small
     Company HLS Fund,
     Inc. -- Class IA
      Shares 170,322,757
      Cost $275,918,654
      Market Value.......      --               --
    Hartford Small
     Company HLS Fund,
     Inc. -- Class IB
      Shares 6,265,117
      Cost $9,770,187
      Market Value.......      --               --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 289,962,816
      Cost $593,377,847
      Market Value.......      --               --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IB
      Shares 11,292,651
      Cost $26,363,415
      Market Value.......      --               --
  Due from Hartford Life
   Insurance Company.....      359,879          --
  Receivable from fund
   shares sold...........      --                  107,700
  Other Assets...........          408          --
                           ------------       ------------
  Total Assets...........  616,297,733         286,630,222
                           ------------       ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                  107,699
  Payable for fund shares
   purchased.............      359,879          --
  Other liabilities......      --                      830
                           ------------       ------------
  Total Liabilities......      359,879             108,529
                           ------------       ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $615,937,854       $286,521,693
                           ============       ============

  * Formerly Hartford International Advisers Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD SMALL    HARTFORD
                              AND GROWTH         ADVISERS         COMPANY         MIDCAP
                               HLS FUND          HLS FUND         HLS FUND       HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT*     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  --------------  ------------
ASSETS:
  Investments:
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 190,610,931
    Cost $430,211,207
      Market Value.......        --                --               --              --
    Hartford Index HLS
     Fund, Inc. --
     Class IB
    Shares 3,000,476
    Cost $10,791,318
      Market Value.......        --                --               --              --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 298,107,392
    Cost $337,909,015
      Market Value.......        --                --               --              --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IB
    Shares 2,488,783
    Cost $3,223,674
      Market Value.......        --                --               --              --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IA
    Shares 501,375,624
    Cost $821,298,737
      Market Value.......    $942,471,358          --               --              --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IB
    Shares 12,787,383
    Cost $25,187,504
      Market Value.......      24,022,033          --               --              --
    Hartford Global
     Advisers HLS Fund,
     Inc -- Class IA
      Shares 88,765,706
      Cost $104,484,768
      Market Value.......        --             $89,361,857         --              --
    Hartford Global
     Advisers HLS Fund,
     Inc -- Class IB
      Shares 1,870,546
      Cost $2,147,007
      Market Value.......        --               1,879,696         --              --
    Hartford Small
     Company HLS Fund,
     Inc. -- Class IA
      Shares 170,322,757
      Cost $275,918,654
      Market Value.......        --                --           $226,879,962        --
    Hartford Small
     Company HLS Fund,
     Inc. -- Class IB
      Shares 6,265,117
      Cost $9,770,187
      Market Value.......        --                --              8,307,746        --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 289,962,816
      Cost $593,377,847
      Market Value.......        --                --               --         $606,933,638
    Hartford MidCap HLS
     Fund, Inc. --
     Class IB
      Shares 11,292,651
      Cost $26,363,415
      Market Value.......        --                --               --           23,536,968
  Due from Hartford Life
   Insurance Company.....         371,806            16,820         --              --
  Receivable from fund
   shares sold...........        --                --                817,795        471,922
  Other Assets...........           3,482          --               --                  323
                             ------------       -----------     ------------   ------------
  Total Assets...........     966,868,679        91,258,373      236,005,503    630,942,851
                             ------------       -----------     ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --                817,795        471,922
  Payable for fund shares
   purchased.............         371,806            16,820         --              --
  Other liabilities......        --                     726              971        --
                             ------------       -----------     ------------   ------------
  Total Liabilities......         371,806            17,546          818,766        471,922
                             ------------       -----------     ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $966,496,873       $91,240,827     $235,186,737   $630,470,929
                             ============       ===========     ============   ============

  * Formerly Hartford International Advisers Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           HARTFORD GROWTH    HARTFORD
                             AND INCOME      HIGH YIELD
                              HLS FUND        HLS FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 96,010,086
    Cost $127,587,497
      Market Value.......   $112,555,600        --
    Hartford Growth and
     Income HLS Fund --
     Class IB
    Shares 6,373,589
    Cost $8,130,852
      Market Value.......      7,438,960        --
    Hartford High Yield
     HLS Fund --
     Class IA
    Shares 52,766,917
    Cost $52,914,528
      Market Value.......       --          $50,868,521
    Hartford High Yield
     HLS Fund --
     Class IB
    Shares 5,030,769
    Cost $4,871,990
      Market Value.......       --            4,834,634
    Hartford Global
     Leaders HLS Fund --
     Class IA
    Shares 94,588,917
    Cost $171,921,559
      Market Value.......       --              --
    Hartford Global
     Leaders HLS Fund --
     Class IB
    Shares 5,486,709
    Cost $9,252,939
      Market Value.......       --              --
    Smith Barney Cash
     Portfolio --
     Class A
    Shares 335,417
    Cost $335,417
      Market Value.......       --              --
    Smith Barney
     Appreciation Fund
    Shares 14,884
    Cost $127,676
      Market Value.......       --              --
    Smith Barney
     Government Fund
    Shares 27,285
    Cost $27,285
      Market Value.......       --              --
    BB&T Growth and
     Income Fund
    Shares 4,202,607
    Cost $51,660,165
      Market Value.......       --              --
    AmSouth Equity Income
     Fund
    Shares 6,661,134
    Cost $85,994,496
      Market Value.......       --              --
  Due from Hartford Life
   Insurance Company.....         94,784        --
  Receivable from fund
   shares sold...........       --            7,069,081
  Other assets...........       --                  162
                            ------------    -----------
  Total Assets...........    120,089,344     62,772,398
                            ------------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            7,069,081
  Payable for fund shares
   purchased.............         94,784        --
  Other liabilities......            562        --
                            ------------    -----------
  Total Liabilities......         95,346      7,069,081
                            ------------    -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $119,993,998    $55,703,317
                            ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           HARTFORD GLOBAL  SMITH BARNEY  SMITH BARNEY  SMITH BARNEY      BB&T          AMSOUTH
                               LEADERS          CASH      APPRECIATION   GOVERNMENT    GROWTH AND    EQUITY INCOME
                              HLS FUND       PORTFOLIO        FUND          FUND       INCOME FUND       FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------  ------------  ------------  -------------  -------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 96,010,086
    Cost $127,587,497
      Market Value.......       --              --            --           --              --             --
    Hartford Growth and
     Income HLS Fund --
     Class IB
    Shares 6,373,589
    Cost $8,130,852
      Market Value.......       --              --            --           --              --             --
    Hartford High Yield
     HLS Fund --
     Class IA
    Shares 52,766,917
    Cost $52,914,528
      Market Value.......       --              --            --           --              --             --
    Hartford High Yield
     HLS Fund --
     Class IB
    Shares 5,030,769
    Cost $4,871,990
      Market Value.......       --              --            --           --              --             --
    Hartford Global
     Leaders HLS Fund --
     Class IA
    Shares 94,588,917
    Cost $171,921,559
      Market Value.......   $136,489,254        --            --           --              --             --
    Hartford Global
     Leaders HLS Fund --
     Class IB
    Shares 5,486,709
    Cost $9,252,939
      Market Value.......      7,901,054        --            --           --              --             --
    Smith Barney Cash
     Portfolio --
     Class A
    Shares 335,417
    Cost $335,417
      Market Value.......       --            $335,417        --           --              --             --
    Smith Barney
     Appreciation Fund
    Shares 14,884
    Cost $127,676
      Market Value.......       --              --          $203,764       --              --             --
    Smith Barney
     Government Fund
    Shares 27,285
    Cost $27,285
      Market Value.......       --              --            --          $27,285          --             --
    BB&T Growth and
     Income Fund
    Shares 4,202,607
    Cost $51,660,165
      Market Value.......       --              --            --           --          $52,532,592        --
    AmSouth Equity Income
     Fund
    Shares 6,661,134
    Cost $85,994,496
      Market Value.......       --              --            --           --              --         $77,468,988
  Due from Hartford Life
   Insurance Company.....       --              26,458        --           --               46,953         18,705
  Receivable from fund
   shares sold...........         16,746        --                14            7          --             --
  Other assets...........            263           258           935           11            1,006        --
                            ------------      --------      --------      -------      -----------    -----------
  Total Assets...........    144,407,317       362,133       204,713       27,303       52,580,551     77,487,693
                            ------------      --------      --------      -------      -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         16,746        --               139           13          --             --
  Payable for fund shares
   purchased.............       --              27,259        --           --               44,763         18,701
  Other liabilities......       --              --            --           --              --                 405
                            ------------      --------      --------      -------      -----------    -----------
  Total Liabilities......         16,746        27,259           139           13           44,763         19,106
                            ------------      --------      --------      -------      -----------    -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $144,390,571      $334,874      $204,574      $27,290      $52,535,788    $77,468,587
                            ============      ========      ========      =======      ===========    ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                            EVERGREEN VA   EVERGREEN VA
                           CAPITAL GROWTH  INTERNATIONAL
                                FUND        GROWTH FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**
                           --------------  -------------
ASSETS:
  Investments:
    Evergreen VA Capital
     Growth Fund
      Shares 1,667,196
      Cost $21,375,998
      Market Value.......   $23,547,825         --
    Evergreen VA
     International Growth
     Fund
      Shares 1,893,759
      Cost $22,632,107
      Market Value.......       --          $17,725,588
    Evergreen VA Growth
     Fund
      Shares 1,223,357
      Cost $13,652,240
      Market Value.......       --              --
    Alliance VP Growth &
     Income Portfolio --
     Class B
      Shares 167,910
      Cost $4,986,228
      Market Value.......       --              --
    Alliance VP Global
     Bond Portfolio --
     Class B
      Shares 66,769
      Cost $876,382
      Market Value.......       --              --
    Brinson Series Trust
     Tactical Allocation
     Portfolio
      Shares 2,698,407
      Cost $42,319,680
      Market Value.......       --              --
    Huntington VA Income
     Equity Fund
      Shares 327,584
      Cost $3,290,238
      Market Value.......       --              --
    AmSouth Select Equity
     Fund
      Shares 1,909,819
      Cost $17,776,146
      Market Value.......       --              --
  Due from Hartford Life
   Insurance Company.....         9,314         --
  Receivable from fund
   shares sold...........       --                2,021
  Other assets...........                       --
                            -----------     -----------
  Total assets...........    23,557,139      17,727,609
                            -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                2,021
  Payable for fund shares
   purchased.............         9,314         --
  Other liabilities......            43             681
                            -----------     -----------
  Total liabilities......         9,357           2,702
                            -----------     -----------
  Net assets (variable
   annuity contract
   liabilities)..........   $23,547,782     $17,724,907
                            ===========     ===========

  * Formerly Mitchell Hutchins Series Trust Tactical Allocation Portfolio. Change effective July 24, 2001.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund Sub-Account, Mentor VIP Perpetual International Fund Sub-Account, and Mentor VIP VA Growth Fund Sub-Account, merged with Evergreen VA Capital Growth Fund Sub-Account, Evergreen VA Perpetual International Fund Sub-Account, and Evergreen VA Growth Fund Sub-Account, respectively.
*** Effective October 26, 2001, Brinson Growth & Income Portfolio and Brinson Strategic Income Portfolio merged with Alliance VP Growth & Income Portfolio and Alliance VP Global Bond Portfolio, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                           EVERGREEN VA     ALLIANCE VP     ALLIANCE VP    BRINSON SERIES TRUST  HUNTINGTON VA     AMSOUTH
                              GROWTH      GROWTH & INCOME   GLOBAL BOND    TACTICAL ALLOCATION   INCOME EQUITY  SELECT EQUITY
                               FUND          PORTFOLIO       PORTFOLIO          PORTFOLIO            FUND           FUND
                           SUB-ACCOUNT**  SUB-ACCOUNT***   SUB-ACCOUNT***      SUB-ACCOUNT*       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ---------------  --------------  --------------------  -------------  -------------
ASSETS:
  Investments:
    Evergreen VA Capital
     Growth Fund
      Shares 1,667,196
      Cost $21,375,998
      Market Value.......       --             --              --                --                  --              --
    Evergreen VA
     International Growth
     Fund
      Shares 1,893,759
      Cost $22,632,107
      Market Value.......       --             --              --                --                  --              --
    Evergreen VA Growth
     Fund
      Shares 1,223,357
      Cost $13,652,240
      Market Value.......   $14,594,644        --              --                --                  --              --
    Alliance VP Growth &
     Income Portfolio --
     Class B
      Shares 167,910
      Cost $4,986,228
      Market Value.......       --          $3,699,051         --                --                  --              --
    Alliance VP Global
     Bond Portfolio --
     Class B
      Shares 66,769
      Cost $876,382
      Market Value.......       --             --             $725,114           --                  --              --
    Brinson Series Trust
     Tactical Allocation
     Portfolio
      Shares 2,698,407
      Cost $42,319,680
      Market Value.......       --             --              --              $34,242,785           --              --
    Huntington VA Income
     Equity Fund
      Shares 327,584
      Cost $3,290,238
      Market Value.......       --             --              --                --               $3,308,600         --
    AmSouth Select Equity
     Fund
      Shares 1,909,819
      Cost $17,776,146
      Market Value.......       --             --              --                --                  --          $19,384,667
  Due from Hartford Life
   Insurance Company.....         4,423         17,883         --                   50,493            40,583          95,874
  Receivable from fund
   shares sold...........       --             --                   75           --                  --              --
  Other assets...........       --              11,908         --                   11,173           --              --
                            -----------     ----------        --------         -----------        ----------     -----------
  Total assets...........    14,599,067      3,728,842         725,189          34,304,451         3,349,183      19,480,541
                            -----------     ----------        --------         -----------        ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --                   75           --                  --              --
  Payable for fund shares
   purchased.............         4,423         17,883         --                   50,493            40,583          95,874
  Other liabilities......           109        --                    3           --                        5              22
                            -----------     ----------        --------         -----------        ----------     -----------
  Total liabilities......         4,532         17,883              78              50,493            40,588          95,896
                            -----------     ----------        --------         -----------        ----------     -----------
  Net assets (variable
   annuity contract
   liabilities)..........   $14,594,535     $3,710,959        $725,111         $34,253,958        $3,308,595     $19,384,645
                            ===========     ==========        ========         ===========        ==========     ===========

  * Formerly Mitchell Hutchins Series Trust Tactical Allocation Portfolio. Change effective July 24, 2001.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund Sub-Account, Mentor VIP Perpetual International Fund Sub-Account, and Mentor VIP VA Growth Fund Sub-Account, merged with Evergreen VA Capital Growth Fund Sub-Account, Evergreen VA Perpetual International Fund Sub-Account, and Evergreen VA Growth Fund Sub-Account, respectively.
*** Effective October 26, 2001, Brinson Growth & Income Portfolio and Brinson Strategic Income Portfolio merged with Alliance VP Growth & Income Portfolio and Alliance VP Global Bond Portfolio, respectively.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           EVERGREEN VA  EVERGREEN VA
                            FOUNDATION      OMEGA
                               FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------
ASSETS:
  Investments:
    Evergreen VA
     Foundation Fund
    Shares 216,788
    Cost $3,099,036
      Market Value.......   $2,829,089       --
    Evergreen VA Omega
     Fund
    Shares 774,166
    Cost $15,026,565
      Market Value.......      --        $11,194,441
    Evergreen VA Special
     Equity Fund
    Shares 70,269
    Cost $768,436
      Market Value.......      --            --
    Hartford Global
     Health HLS Fund --
     Class IA
    Shares 49,030,491
    Cost $64,807,541
      Market Value.......      --            --
    Hartford Global
     Health HLS Fund --
     Class IB
    Shares 3,333,083
    Cost $4,530,883
      Market Value.......      --            --
    Hartford Global
     Technology HLS Fund
     -- Class IA
    Shares 66,560,273
    Cost $54,255,907
      Market Value.......      --            --
    Hartford Global
     Technology HLS Fund
     -- Class IB
    Shares 4,957,906
    Cost $3,273,000
      Market Value.......      --            --
    Merrill Lynch Global
     Growth Focus Fund
    Shares 6,419
    Cost $82,707
      Market Value.......      --            --
    Merrill Lynch Large
     Cap Growth Focus
     Fund
    Shares 6,842
    Cost $65,551
      Market Value.......      --            --
    OFFIT VIF -- High
     Yield Fund
    Shares 29,987
    Cost $258,105
      Market Value.......      --            --
  Due from Hartford Life
   Insurance Company.....      --              2,993
  Receivable from fund
   shares sold...........          289       --
  Other assets...........            9       --
                            ----------   -----------
  Total Assets...........    2,829,387    11,197,434
                            ----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          289       --
  Payable for fund shares
   purchased.............      --              2,993
  Other liabilities......      --                 33
                            ----------   -----------
  Total Liabilities......          289         3,026
                            ----------   -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $2,829,098   $11,194,408
                            ==========   ===========

  * Formerly Mercury V.I. Large Cap Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                                 OFFIT
                            EVERGREEN VA   HARTFORD GLOBAL  HARTFORD GLOBAL  MERRILL LYNCH   MERRILL LYNCH    VIF -- HIGH
                           SPECIAL EQUITY    HEALTH HLS     TECHNOLOGY HLS   GLOBAL GROWTH  LARGE CAP GROWTH     YIELD
                                FUND            FUND             FUND         FOCUS FUND       FOCUS FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT*    SUB-ACCOUNT
                           --------------  ---------------  ---------------  -------------  ----------------  -----------
ASSETS:
  Investments:
    Evergreen VA
     Foundation Fund
    Shares 216,788
    Cost $3,099,036
      Market Value.......      --               --               --              --             --               --
    Evergreen VA Omega
     Fund
    Shares 774,166
    Cost $15,026,565
      Market Value.......      --               --               --              --             --               --
    Evergreen VA Special
     Equity Fund
    Shares 70,269
    Cost $768,436
      Market Value.......     $685,123          --               --              --             --               --
    Hartford Global
     Health HLS Fund --
     Class IA
    Shares 49,030,491
    Cost $64,807,541
      Market Value.......      --            $72,155,477         --              --             --               --
    Hartford Global
     Health HLS Fund --
     Class IB
    Shares 3,333,083
    Cost $4,530,883
      Market Value.......      --              4,892,427         --              --             --               --
    Hartford Global
     Technology HLS Fund
     -- Class IA
    Shares 66,560,273
    Cost $54,255,907
      Market Value.......      --               --            $32,729,883        --             --               --
    Hartford Global
     Technology HLS Fund
     -- Class IB
    Shares 4,957,906
    Cost $3,273,000
      Market Value.......      --               --              2,430,648        --             --               --
    Merrill Lynch Global
     Growth Focus Fund
    Shares 6,419
    Cost $82,707
      Market Value.......      --               --               --             $57,195         --               --
    Merrill Lynch Large
     Cap Growth Focus
     Fund
    Shares 6,842
    Cost $65,551
      Market Value.......      --               --               --              --             $61,713          --
    OFFIT VIF -- High
     Yield Fund
    Shares 29,987
    Cost $258,105
      Market Value.......      --               --               --              --             --             $250,395
  Due from Hartford Life
   Insurance Company.....          803           237,306           65,466        --             --               --
  Receivable from fund
   shares sold...........      --               --               --              --             --               --
  Other assets...........            4               313         --                   6         --                    5
                              --------       -----------      -----------       -------         -------        --------
  Total Assets...........      685,930        77,285,523       35,225,997        57,201          61,713         250,400
                              --------       -----------      -----------       -------         -------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               --               --                  75              23              35
  Payable for fund shares
   purchased.............          765           237,306           65,466        --             --               --
  Other liabilities......      --               --                    122        --                   2          --
                              --------       -----------      -----------       -------         -------        --------
  Total Liabilities......          765           237,306           65,588            75              25              35
                              --------       -----------      -----------       -------         -------        --------
  Net Assets (variable
   annuity contract
   liabilities)..........     $685,165       $77,048,217      $35,160,409       $57,126         $61,688        $250,365
                              ========       ===========      ===========       =======         =======        ========

  * Formerly Mercury V.I. Large Cap Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           ARMADA ADVANTAGE    ARMADA ADVANTAGE
                            EQUITY GROWTH    INTERNATIONAL EQUITY
                                 FUND                FUND
                             SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------  --------------------
ASSETS:
  Investments:
    Armada Advantage
     Equity Growth Fund
    Shares 110,939
    Cost $1,158,194
      Market Value.......     $1,010,655           --
    Armada Advantage
     International Equity
     Fund
    Shares 107,000
    Cost $1,171,063
      Market Value.......       --                 $809,990
    Armada Advantage Mid
     Cap Growth Fund
    Shares 207,761
    Cost $1,556,805
      Market Value.......       --                 --
    Prudential 20/20
     Focus Portfolio
    Shares 32,028
    Cost $349,030
      Market Value.......       --                 --
    Prudential Jennison
     Portfolio
    Shares 124,311
    Cost $2,807,367
      Market Value.......       --                 --
    Wachovia Balanced
     Fund II
    Shares 772,858
    Cost $6,805,575
      Market Value.......       --                 --
    Wachovia Equity Fund
     II
    Shares 305,464
    Cost $2,351,620
      Market Value.......       --                 --
    Wachovia Special
     Values Fund II
    Shares 61,715
    Cost $736,982
      Market Value.......       --                 --
  Due from Hartford Life
   Insurance Company.....            702                676
  Receivable from fund
   shares sold...........       --                 --
  Other assets...........       --                       10
                              ----------           --------
  Total Assets...........      1,011,357            810,676
                              ----------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --
  Payable for fund shares
   purchased.............            702                676
  Other liabilities......       --                 --
                              ----------           --------
  Total Liabilities......            702                676
                              ----------           --------
  Net Assets (variable
   annuity contract
   liabilities)..........     $1,010,655           $810,000
                              ==========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           ARMADA ADVANTAGE  PRUDENTIAL   PRUDENTIAL    WACHOVIA     WACHOVIA       WACHOVIA
                            MID CAP GROWTH   20/20 FOCUS   JENNISON     BALANCED      EQUITY     SPECIAL VALUES
                                 FUND         PORTFOLIO    PORTFOLIO     FUND II      FUND II       FUND II
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -----------  -----------  -----------  -----------  --------------
ASSETS:
  Investments:
    Armada Advantage
     Equity Growth Fund
    Shares 110,939
    Cost $1,158,194
      Market Value.......       --              --            --           --           --           --
    Armada Advantage
     International Equity
     Fund
    Shares 107,000
    Cost $1,171,063
      Market Value.......       --              --            --           --           --           --
    Armada Advantage Mid
     Cap Growth Fund
    Shares 207,761
    Cost $1,556,805
      Market Value.......      $858,054         --            --           --           --           --
    Prudential 20/20
     Focus Portfolio
    Shares 32,028
    Cost $349,030
      Market Value.......       --            $340,458        --           --           --           --
    Prudential Jennison
     Portfolio
    Shares 124,311
    Cost $2,807,367
      Market Value.......       --              --        $2,293,539       --           --           --
    Wachovia Balanced
     Fund II
    Shares 772,858
    Cost $6,805,575
      Market Value.......       --              --            --       $6,561,563       --           --
    Wachovia Equity Fund
     II
    Shares 305,464
    Cost $2,351,620
      Market Value.......       --              --            --           --       $2,126,032       --
    Wachovia Special
     Values Fund II
    Shares 61,715
    Cost $736,982
      Market Value.......       --              --            --           --           --          $786,869
  Due from Hartford Life
   Insurance Company.....         1,507            699         1,232       11,408        4,679         5,480
  Receivable from fund
   shares sold...........       --              --            --           --           --           --
  Other assets...........            24              3             4       --           --           --
                               --------       --------    ----------   ----------   ----------      --------
  Total Assets...........       859,585        341,160     2,294,775    6,572,971    2,130,711       792,349
                               --------       --------    ----------   ----------   ----------      --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --            --           --           --           --
  Payable for fund shares
   purchased.............         1,507            699         1,232       11,408        4,679         5,480
  Other liabilities......       --              --            --               10           13             1
                               --------       --------    ----------   ----------   ----------      --------
  Total Liabilities......         1,507            699         1,232       11,418        4,692         5,481
                               --------       --------    ----------   ----------   ----------      --------
  Net Assets (variable
   annuity contract
   liabilities)..........      $858,078       $340,461    $2,293,543   $6,561,553   $2,126,019      $786,868
                               ========       ========    ==========   ==========   ==========      ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                           HARTFORD GLOBAL
                           HARTFORD FOCUS  COMMUNICATIONS
                              HLS FUND        HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
ASSETS:
  Investments:
    Hartford Focus HLS
     Fund -- Class IA
    Shares 9,047,738
    Cost $8,865,395
      Market Value.......   $ 9,388,168         --
    Hartford Focus HLS
     Fund -- Class IB
    Shares 1,350,929
    Cost $1,290,272
      Market Value.......     1,400,947         --
    Hartford Global
     Communications HLS
     Fund -- Class IA
    Shares 1,420,429
    Cost $934,326
      Market Value.......       --           $  905,177
    Hartford Global
     Communications HLS
     Fund -- Class IB
    Shares 285,039
    Cost $197,738
      Market Value.......       --              181,499
    Hartford Global
     Financial Services
     HLS Fund --
     Class IA
    Shares 2,237,587
    Cost $2,103,629
      Market Value.......       --              --
    Hartford Global
     Financial Services
     HLS Fund --
     Class IB
    Shares 440,553
    Cost $420,443
      Market Value.......       --              --
    Hartford
     International
     Capital Appreciation
     HLS Fund --
     Class IA
    Shares 2,813,327
    Cost $2,407,940
      Market Value.......       --              --
    Hartford
     International
     Capital Appreciation
     HLS Fund --
     Class IB
    Shares 656,005
    Cost $542,313
      Market Value.......       --              --
    Hartford
     International Small
     Company HLS Fund --
     Class IA
    Shares 839,786
    Cost $815,713
      Market Value.......       --              --
    Hartford
     International Small
     Company HLS Fund --
     Class IB
    Shares 40,011
    Cost $38,081
      Market Value.......       --              --
    Hartford MidCap Value
     HLS Fund --
     Class IA
    Shares 30,932,387
    Cost $28,788,665
      Market Value.......       --              --
    Hartford MidCap Value
     HLS Fund --
     Class IB
    Shares 4,256,833
    Cost $3,884,913
      Market Value.......       --              --
  Due from Hartford Life
   Insurance Company.....       194,928           8,318
  Receivable from fund
   shares sold...........       --              --
  Other assets...........       --              --
                            -----------      ----------
  Total assets...........    10,984,043       1,094,994
                            -----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --
  Payable for fund shares
   purchased.............       194,928           8,318
  Other liabilities......            36               1
                            -----------      ----------
  Total liabilities......       194,964           8,319
                            -----------      ----------
  Net assets (variable
   annuity contract
   liabilities)..........   $10,789,079      $1,086,675
                            ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                     HARTFORD          HARTFORD
                            HARTFORD GLOBAL       INTERNATIONAL      INTERNATIONAL    HARTFORD
                           FINANCIAL SERVICES  CAPITAL APPRECIATION  SMALL COMPANY  MIDCAP VALUE
                                HLS FUND             HLS FUND          HLS FUND       HLS FUND
                              SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT
                           ------------------  --------------------  -------------  ------------
ASSETS:
  Investments:
    Hartford Focus HLS
     Fund -- Class IA
    Shares 9,047,738
    Cost $8,865,395
      Market Value.......        --                  --                  --             --
    Hartford Focus HLS
     Fund -- Class IB
    Shares 1,350,929
    Cost $1,290,272
      Market Value.......        --                  --                  --             --
    Hartford Global
     Communications HLS
     Fund -- Class IA
    Shares 1,420,429
    Cost $934,326
      Market Value.......        --                  --                  --             --
    Hartford Global
     Communications HLS
     Fund -- Class IB
    Shares 285,039
    Cost $197,738
      Market Value.......        --                  --                  --             --
    Hartford Global
     Financial Services
     HLS Fund --
     Class IA
    Shares 2,237,587
    Cost $2,103,629
      Market Value.......      $2,097,440            --                  --             --
    Hartford Global
     Financial Services
     HLS Fund --
     Class IB
    Shares 440,553
    Cost $420,443
      Market Value.......         412,550            --                  --             --
    Hartford
     International
     Capital Appreciation
     HLS Fund --
     Class IA
    Shares 2,813,327
    Cost $2,407,940
      Market Value.......        --                 $2,417,410           --             --
    Hartford
     International
     Capital Appreciation
     HLS Fund --
     Class IB
    Shares 656,005
    Cost $542,313
      Market Value.......        --                    563,245           --             --
    Hartford
     International Small
     Company HLS Fund --
     Class IA
    Shares 839,786
    Cost $815,713
      Market Value.......        --                  --                $788,166         --
    Hartford
     International Small
     Company HLS Fund --
     Class IB
    Shares 40,011
    Cost $38,081
      Market Value.......        --                  --                  37,533         --
    Hartford MidCap Value
     HLS Fund --
     Class IA
    Shares 30,932,387
    Cost $28,788,665
      Market Value.......        --                  --                  --         $30,770,456
    Hartford MidCap Value
     HLS Fund --
     Class IB
    Shares 4,256,833
    Cost $3,884,913
      Market Value.......        --                  --                  --           4,231,616
  Due from Hartford Life
   Insurance Company.....          32,434               13,908           12,897         549,891
  Receivable from fund
   shares sold...........        --                  --                  --             --
  Other assets...........        --                  --                  --                   7
                               ----------           ----------         --------     -----------
  Total assets...........       2,542,424            2,994,563          838,596      35,551,970
                               ----------           ----------         --------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --                  --             --
  Payable for fund shares
   purchased.............          32,434               13,908           12,897         549,891
  Other liabilities......               6                   11           --             --
                               ----------           ----------         --------     -----------
  Total liabilities......          32,440               13,919           12,897         549,891
                               ----------           ----------         --------     -----------
  Net assets (variable
   annuity contract
   liabilities)..........      $2,509,984           $2,980,644         $825,699     $35,002,079
                               ==========           ==========         ========     ===========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                VICTORY             VICTORY
                                           VARIABLE INSURANCE  VARIABLE INSURANCE
                           HARTFORD VALUE     DIVERSIFIED        SMALL COMPANY     AMSOUTH CAPITAL
                              HLS FUND         STOCK FUND         OPPORTUNITY        GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  ------------------  ------------------  ---------------
ASSETS:
  Investments:
    Hartford Value HLS
     Fund -- Class IA
    Shares 13,850,230
    Cost $13,434,247
      Market Value.......   $13,767,904          --                 --                  --
    Hartford Value HLS
     Fund -- Class IB
    Shares 1,375,921
    Cost $1,339,802
      Market Value.......     1,366,766          --                 --                  --
    Victory Variable
     Insurance
     Diversified Stock
     Fund -- Class A
    Shares 104,184
    Cost $999,119
      Market Value.......       --             $1,024,125           --                  --
    Victory Variable
     Insurance Small
     Company Opportunity
     Fund -- Class A
    Shares 5,985
    Cost $64,244
      Market Value.......       --               --                 $66,678             --
    AmSouth Capital
     Growth Fund
    Shares 187,450
    Cost $1,730,595
      Market Value.......       --               --                 --               $1,687,048
    BB&T Capital
     Appreciation Fund
    Shares 1,549
    Cost $15,654
      Market Value.......       --               --                 --                  --
    BB&T Capital Manager
     Aggressive Growth
     Fund
    Shares 255,886
    Cost $2,363,639
      Market Value.......       --               --                 --                  --
    BB&T Large Company
     Growth Fund
    Shares 4,243
    Cost $44,915
      Market Value.......       --               --                 --                  --
    Prudential Jennison
     International Growth
     Portfolio --
     Class II
    Shares 7,987
    Cost $46,121
      Market Value.......       --               --                 --                  --
    Fifth Third Quality
     Growth VIP Fund
    Shares 64,076
    Cost $522,828
      Market Value.......       --               --                 --                  --
    First American
     International
     Portfolio --
     Class IA
    Shares 426
    Cost $2,869
      Market Value.......       --               --                 --                  --
    First American Large
     Cap Growth Portfolio
     -- Class IA
    Shares 489
    Cost $3,025
      Market Value.......       --               --                 --                  --
    First American Small
     Cap Growth Portfolio
     -- Class IA
    Shares 2,948
    Cost $24,288
      Market Value.......       --               --                 --                  --
  Due from Hartford Life
   Insurance Company.....       290,275            16,564             2,043               7,142
  Receivable from fund
   Shares sold...........       --               --                 --                  --
  Other assets...........            10          --                 --                  --
                            -----------        ----------           -------          ----------
  Total Assets...........    15,424,955         1,040,689            68,721           1,694,190
                            -----------        ----------           -------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --                 --                  --
  Payable for fund Shares
   purchased.............       290,275            16,564             2,043               7,142
  Other liabilities......       --                    159                 1                   1
                            -----------        ----------           -------          ----------
  Total Liabilities......       290,275            16,723             2,044               7,143
                            -----------        ----------           -------          ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $15,134,680        $1,023,966           $66,677          $1,687,047
                            ===========        ==========           =======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                   BB&T             BB&T CAPITAL         BB&T       PRUDENTIAL JENNISON   FIFTH THIRD
                           CAPITAL APPRECIATION  MANAGER AGGRESSIVE  LARGE COMPANY     INTERNATIONAL     QUALITY GROWTH
                                   FUND             GROWTH FUND       GROWTH FUND    GROWTH PORTFOLIO       VIP FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------  ------------------  -------------  -------------------  --------------
ASSETS:
  Investments:
    Hartford Value HLS
     Fund -- Class IA
    Shares 13,850,230
    Cost $13,434,247
      Market Value.......       --                     --                --              --                  --
    Hartford Value HLS
     Fund -- Class IB
    Shares 1,375,921
    Cost $1,339,802
      Market Value.......       --                     --                --              --                  --
    Victory Variable
     Insurance
     Diversified Stock
     Fund -- Class A
    Shares 104,184
    Cost $999,119
      Market Value.......       --                     --                --              --                  --
    Victory Variable
     Insurance Small
     Company Opportunity
     Fund -- Class A
    Shares 5,985
    Cost $64,244
      Market Value.......       --                     --                --              --                  --
    AmSouth Capital
     Growth Fund
    Shares 187,450
    Cost $1,730,595
      Market Value.......       --                     --                --              --                  --
    BB&T Capital
     Appreciation Fund
    Shares 1,549
    Cost $15,654
      Market Value.......        $16,570               --                --              --                  --
    BB&T Capital Manager
     Aggressive Growth
     Fund
    Shares 255,886
    Cost $2,363,639
      Market Value.......       --                   $2,374,624          --              --                  --
    BB&T Large Company
     Growth Fund
    Shares 4,243
    Cost $44,915
      Market Value.......       --                     --               $45,948          --                  --
    Prudential Jennison
     International Growth
     Portfolio --
     Class II
    Shares 7,987
    Cost $46,121
      Market Value.......       --                     --                --               $43,368            --
    Fifth Third Quality
     Growth VIP Fund
    Shares 64,076
    Cost $522,828
      Market Value.......       --                     --                --              --                 $529,268
    First American
     International
     Portfolio --
     Class IA
    Shares 426
    Cost $2,869
      Market Value.......       --                     --                --              --                  --
    First American Large
     Cap Growth Portfolio
     -- Class IA
    Shares 489
    Cost $3,025
      Market Value.......       --                     --                --              --                  --
    First American Small
     Cap Growth Portfolio
     -- Class IA
    Shares 2,948
    Cost $24,288
      Market Value.......       --                     --                --              --                  --
  Due from Hartford Life
   Insurance Company.....       --                        2,386          --                   503             28,541
  Receivable from fund
   Shares sold...........       --                     --                --              --                  --
  Other assets...........       --                            6          --                     3                  4
                                 -------             ----------         -------           -------           --------
  Total Assets...........         16,570              2,377,016          45,948            43,874            557,813
                                 -------             ----------         -------           -------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              3               --                    21          --                  --
  Payable for fund Shares
   purchased.............       --                        2,386          --                   503             28,541
  Other liabilities......       --                     --                     1          --                  --
                                 -------             ----------         -------           -------           --------
  Total Liabilities......              3                  2,386              22               503             28,541
                                 -------             ----------         -------           -------           --------
  Net Assets (variable
   annuity contract
   liabilities)..........        $16,567             $2,374,630         $45,926           $43,371           $529,272
                                 =======             ==========         =======           =======           ========

                           FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN
                           INTERNATIONAL      LARGE CAP         SMALL CAP
                             PORTFOLIO     GROWTH PORTFOLIO  GROWTH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  ----------------  ----------------
ASSETS:
  Investments:
    Hartford Value HLS
     Fund -- Class IA
    Shares 13,850,230
    Cost $13,434,247
      Market Value.......      --              --
    Hartford Value HLS
     Fund -- Class IB
    Shares 1,375,921
    Cost $1,339,802
      Market Value.......      --              --                  --
    Victory Variable
     Insurance
     Diversified Stock
     Fund -- Class A
    Shares 104,184
    Cost $999,119
      Market Value.......      --              --                  --
    Victory Variable
     Insurance Small
     Company Opportunity
     Fund -- Class A
    Shares 5,985
    Cost $64,244
      Market Value.......      --              --
    AmSouth Capital
     Growth Fund
    Shares 187,450
    Cost $1,730,595
      Market Value.......      --              --
    BB&T Capital
     Appreciation Fund
    Shares 1,549
    Cost $15,654
      Market Value.......      --              --                  --
    BB&T Capital Manager
     Aggressive Growth
     Fund
    Shares 255,886
    Cost $2,363,639
      Market Value.......      --              --                  --
    BB&T Large Company
     Growth Fund
    Shares 4,243
    Cost $44,915
      Market Value.......      --              --                  --
    Prudential Jennison
     International Growth
     Portfolio --
     Class II
    Shares 7,987
    Cost $46,121
      Market Value.......      --              --                  --
    Fifth Third Quality
     Growth VIP Fund
    Shares 64,076
    Cost $522,828
      Market Value.......      --              --                  --
    First American
     International
     Portfolio --
     Class IA
    Shares 426
    Cost $2,869
      Market Value.......      $2,580          --                  --
    First American Large
     Cap Growth Portfolio
     -- Class IA
    Shares 489
    Cost $3,025
      Market Value.......      --               $2,805             --
    First American Small
     Cap Growth Portfolio
     -- Class IA
    Shares 2,948
    Cost $24,288
      Market Value.......      --              --              $     24,612
  Due from Hartford Life
   Insurance Company.....      --              --                  --
  Receivable from fund
   Shares sold...........      --              --                  --
  Other assets...........           1          --                  --
                               ------           ------         ------------
  Total Assets...........       2,581            2,805               24,612
                               ------           ------         ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          16                2                    6
  Payable for fund Shares
   purchased.............      --              --                  --
  Other liabilities......      --              --                  --
                               ------           ------         ------------
  Total Liabilities......          16                2                    6
                               ------           ------         ------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $2,565           $2,803         $     24,606
                               ======           ======         ============

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           FIRST AMERICAN     FIRST HORIZON
                             TECHNOLOGY    CAPITAL APPRECIATION
                             PORTFOLIO          PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  --------------------
ASSETS:
  Investments:
    First American
     Technology Portfolio
     -- Class IA
    Shares 999
    Cost $3,145
      Market Value.......      $2,798           --
    First Horizon Capital
     Appreciation
     Portfolio
    Shares 3,027
    Cost $29,257
      Market Value.......      --                $32,996
    First Horizon Growth
     & Income Portfolio
    Shares 98,219
    Cost $964,086
      Market Value.......      --               --
    Huntington VA
     Dividend Capture
     Fund
    Shares 1,369
    Cost $13,778
      Market Value.......      --               --
    Huntington VA Growth
     Fund
    Shares 27,111
    Cost $248,070
      Market Value.......      --               --
    Huntington VA Mid
     Corp America Fund
    Shares 5,763
    Cost $62,734
      Market Value.......      --               --
    Huntington VA New
     Economy Fund
    Shares 785
    Cost $8,230
      Market Value.......      --               --
    Prudential Value
     Portfolio --
     Class II
    Shares 9,093
    Cost $163,993
      Market Value.......      --               --
  Due from Hartford Life
   Insurance Company.....           1                385
  Receivable from fund
   shares sold...........      --               --
  Other assets...........           3           --
                               ------            -------
  Total Assets...........       2,802             33,381
                               ------            -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               --
  Payable for fund shares
   purchased.............      --                    385
  Other liabilities......      --                      1
                               ------            -------
  Total Liabilities......      --                    386
                               ------            -------
  Net Assets (variable
   annuity contract
   liabilities)..........      $2,802            $32,995
                               ======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                            FIRST HORIZON    HUNTINGTON VA                   HUNTINGTON VA  HUNTINGTON VA  PRUDENTIAL
                           GROWTH & INCOME  DIVIDEND CAPTURE  HUNTINGTON VA    MID CORP      NEW ECONOMY      VALUE
                              PORTFOLIO           FUND         GROWTH FUND   AMERICA FUND       FUND        PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ----------------  -------------  -------------  -------------  -----------
ASSETS:
  Investments:
    First American
     Technology Portfolio
     -- Class IA
    Shares 999
    Cost $3,145
      Market Value.......      --               --                --             --            --             --
    First Horizon Capital
     Appreciation
     Portfolio
    Shares 3,027
    Cost $29,257
      Market Value.......      --               --                --             --            --             --
    First Horizon Growth
     & Income Portfolio
    Shares 98,219
    Cost $964,086
      Market Value.......     $988,080          --                --             --            --             --
    Huntington VA
     Dividend Capture
     Fund
    Shares 1,369
    Cost $13,778
      Market Value.......      --               $13,895           --             --            --             --
    Huntington VA Growth
     Fund
    Shares 27,111
    Cost $248,070
      Market Value.......      --               --              $249,966         --            --             --
    Huntington VA Mid
     Corp America Fund
    Shares 5,763
    Cost $62,734
      Market Value.......      --               --                --            $64,260        --             --
    Huntington VA New
     Economy Fund
    Shares 785
    Cost $8,230
      Market Value.......      --               --                --             --            $8,556         --
    Prudential Value
     Portfolio --
     Class II
    Shares 9,093
    Cost $163,993
      Market Value.......      --               --                --             --            --           $162,862
  Due from Hartford Life
   Insurance Company.....        5,269          --                --             21,861        --              1,557
  Receivable from fund
   shares sold...........      --               --                --             --            --             --
  Other assets...........      --               --                --             --            --             --
                              --------          -------         --------        -------        ------       --------
  Total Assets...........      993,349           13,895          249,966         86,121         8,556        164,419
                              --------          -------         --------        -------        ------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                     2               28         --                 1         --
  Payable for fund shares
   purchased.............        5,269          --                --             21,861        --              1,557
  Other liabilities......            2          --                     1              1        --             --
                              --------          -------         --------        -------        ------       --------
  Total Liabilities......        5,271                2               29         21,862             1          1,557
                              --------          -------         --------        -------        ------       --------
  Net Assets (variable
   annuity contract
   liabilities)..........     $988,078          $13,893         $249,937        $64,259        $8,555       $162,862
                              ========          =======         ========        =======        ======       ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
  Hartford Bond HLS Fund, Inc. -- Class IA 0.25%................................        78,545    $ 1.815135    $       142,569
  Hartford Bond HLS Fund, Inc. -- Class IA 0.80%................................        47,539      1.206638             57,363
  Hartford Bond HLS Fund, Inc. -- Class IA 1.00%................................       154,465      5.061580            781,839
  Hartford Bond HLS Fund, Inc. -- Class IA 1.00%................................     2,496,455      4.984616         12,443,870
  Hartford Bond HLS Fund, Inc. -- Class IA 1.25%................................           403      2.593211              1,045
  Hartford Bond HLS Fund, Inc. -- Class IA 1.25%................................           403      2.593211              1,045
  Hartford Bond HLS Fund, Inc. -- Class IA 1.25%................................           403      2.593211              1,045
  Hartford Bond HLS Fund, Inc. -- Class IA 1.25%................................   216,137,939      2.593211        560,491,281
  Hartford Bond HLS Fund, Inc. -- Class IA 1.40%................................     4,830,693      2.582880         12,477,100
  Hartford Bond HLS Fund, Inc. -- Class IA 1.45%................................     2,402,655      2.588440          6,219,128
  Hartford Bond HLS Fund, Inc. -- Class IA 1.50%................................     6,889,520      1.175151          8,096,226
  Hartford Bond HLS Fund, Inc. -- Class IA 1.60%................................       768,450      2.578131          1,981,164
  Hartford Bond HLS Fund, Inc. -- Class IA 1.65%................................       261,800      1.171188            306,617
  Hartford Bond HLS Fund, Inc. -- Class IA 1.70%................................       206,868      1.172990            242,654
  Hartford Bond HLS Fund, Inc. -- Class IA 1.85%................................        22,700      1.169037             26,537
  Hartford Bond HLS Fund, Inc. -- Class IB 1.45%................................     3,685,917      1.166223          4,298,601
  Hartford Bond HLS Fund, Inc. -- Class IB 1.45%................................     9,162,592      1.166223         10,685,626
  Hartford Bond HLS Fund, Inc. -- Class IB 1.60%................................     1,042,447      1.163042          1,212,409
  Hartford Bond HLS Fund, Inc. -- Class IB 1.60%................................     1,533,901      1.163042          1,783,992
  Hartford Bond HLS Fund, Inc. -- Class IB 1.65%................................       110,853      1.164088            129,043
  Hartford Bond HLS Fund, Inc. -- Class IB 1.65%................................       915,623      1.164088          1,065,865
  Hartford Bond HLS Fund, Inc. -- Class IB 1.80%................................       167,642      1.160902            194,616
  Hartford Bond HLS Fund, Inc. -- Class IB 1.80%................................     1,259,113      1.160902          1,461,707
  Hartford Stock HLS Fund, Inc. -- Class IA 0.25%...............................       973,994      3.153968          3,071,945
  Hartford Stock HLS Fund, Inc. -- Class IA 0.80%...............................        35,362      0.912775             32,278
  Hartford Stock HLS Fund, Inc. -- Class IA 1.00%...............................        60,818      0.911093             55,411
  Hartford Stock HLS Fund, Inc. -- Class IA 1.00%...............................       505,109     11.131655          5,622,703
  Hartford Stock HLS Fund, Inc. -- Class IA 1.00%...............................     1,985,504     10.644256         21,134,213
  Hartford Stock HLS Fund, Inc. -- Class IA 1.25%...............................           159      5.709576                910
  Hartford Stock HLS Fund, Inc. -- Class IA 1.25%...............................           159      5.709576                910
  Hartford Stock HLS Fund, Inc. -- Class IA 1.25%...............................           159      5.709576                910
  Hartford Stock HLS Fund, Inc. -- Class IA 1.25%...............................   380,360,088      5.709576      2,171,694,832
  Hartford Stock HLS Fund, Inc. -- Class IA 1.40%...............................     7,339,942      5.686829         41,740,997
  Hartford Stock HLS Fund, Inc. -- Class IA 1.45%...............................     2,301,834      5.699046         13,118,258
  Hartford Stock HLS Fund, Inc. -- Class IA 1.50%...............................    19,461,129      0.968588         18,849,816
  Hartford Stock HLS Fund, Inc. -- Class IA 1.60%...............................       964,160      5.676336          5,472,898
  Hartford Stock HLS Fund, Inc. -- Class IA 1.65%...............................       912,282      0.965319            880,643
  Hartford Stock HLS Fund, Inc. -- Class IA 1.70%...............................       100,459      0.966802             97,124
  Hartford Stock HLS Fund, Inc. -- Class IA 1.85%...............................       117,777      0.963541            113,483
  Hartford Stock HLS Fund, Inc. -- Class IB 1.45%...............................     4,950,578      0.833465          4,126,133
  Hartford Stock HLS Fund, Inc. -- Class IB 1.45%...............................    35,205,971      0.833465         29,342,945
  Hartford Stock HLS Fund, Inc. -- Class IB 1.60%...............................       778,933      0.831193            647,444
  Hartford Stock HLS Fund, Inc. -- Class IB 1.60%...............................     3,703,185      0.831193          3,078,062
  Hartford Stock HLS Fund, Inc. -- Class IB 1.65%...............................       107,696      0.831921             89,595
  Hartford Stock HLS Fund, Inc. -- Class IB 1.65%...............................     3,760,276      0.831921          3,128,253
  Hartford Stock HLS Fund, Inc. -- Class IB 1.80%...............................       168,781      0.829665            140,031

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Stock HLS Fund, Inc. -- Class IB 1.80%...............................     2,014,893    $ 0.829665    $     1,671,686
  Hartford Money Market HLS Fund, Inc. -- Class IA 0.25%........................       115,575      1.491361            172,364
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.00%........................       430,462      3.006120          1,294,020
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.00%........................    11,484,269      3.007532         34,539,306
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.25%........................           533      1.910625              1,018
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.25%........................           533      1.910625              1,018
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.25%........................           533      1.910625              1,018
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.25%........................   261,219,204      1.910625        499,091,941
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.40%........................     7,235,467      1.903025         13,769,274
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.45%........................     3,503,663      1.907125          6,681,923
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.50%........................    27,243,477      1.123520         30,608,592
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.60%........................       840,451      1.899540          1,596,470
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.65%........................       423,811      1.119730            474,553
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.70%........................        54,766      1.121457             61,418
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.85%........................        44,157      1.117678             49,353
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.45%........................     5,343,725      1.059506          5,661,709
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.45%........................    13,416,915      1.059506         14,215,302
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.60%........................       377,599      1.056630            398,982
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.60%........................     2,993,265      1.056630          3,162,773
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.65%........................       154,289      1.057560            163,170
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.65%........................       894,567      1.057560            946,058
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.80%........................       207,092      1.054689            218,418
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.80%........................     1,143,556      1.054689          1,206,096
  Hartford Advisers HLS Fund, Inc. -- Class IA 0.25%............................     1,006,197      2.599670          2,615,780
  Hartford Advisers HLS Fund, Inc. -- Class IA 0.80%............................       139,875      1.009584            141,215
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.00%............................        75,865      1.007731             76,452
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.00%............................     1,984,186      6.708154         13,310,224
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.00%............................     5,764,445      6.708154         38,668,782
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.25%............................           217      4.433687                961
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.25%............................           217      4.433687                961
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.25%............................           217      4.433687                961
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.25%............................   939,509,907      4.433687      4,165,492,862
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.40%............................    14,292,205      4.416028         63,114,776
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.45%............................     5,291,861      4.425524         23,419,259
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.50%............................    36,376,206      1.035941         37,683,603
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.60%............................     1,933,786      4.407885          8,523,905
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.65%............................       874,055      1.032449            902,417
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.70%............................       769,995      1.034026            796,195
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.85%............................       205,593      1.030542            211,872
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.45%............................     9,344,234      0.945042          8,830,693
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.45%............................    45,126,382      0.945042         42,646,327
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.60%............................     1,898,777      0.942472          1,789,544
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.60%............................     4,676,211      0.942472          4,407,198
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.65%............................       608,933      0.943308            574,412
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.65%............................     5,011,670      0.943308          4,727,549
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.80%............................       384,563      0.940730            361,770
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.80%............................     1,700,295      0.940730          1,599,518

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 0.25%................     1,532,078    $ 3.899664    $     5,974,589
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 0.80%................        59,460      1.282035             76,230
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.00%................        38,781      1.279676             49,627
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.00%................       528,498     13.104289          6,925,594
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.00%................     1,268,112     13.098890         16,610,860
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.25%................           118      7.709010                910
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.25%................           118      7.709010                910
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.25%................           118      7.709010                910
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.25%................   340,757,873      7.709010      2,626,905,852
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.40%................     6,040,452      7.678322         46,380,538
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.45%................     2,896,245      7.694799         22,286,023
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.50%................    15,827,030      1.364573         21,597,138
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.60%................     1,244,031      7.664169          9,534,467
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.65%................       842,054      1.359991          1,145,186
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.70%................       817,688      1.362056          1,113,736
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.85%................        82,074      1.357485            111,414
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.45%................     8,452,477      0.871910          7,369,800
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.45%................    51,280,922      0.871910         44,712,349
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.60%................     1,935,336      0.869538          1,682,848
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.60%................     5,761,809      0.869538          5,010,112
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.65%................       578,767      0.870309            503,706
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.65%................     5,573,779      0.870309          4,850,910
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.80%................       206,837      0.867937            179,522
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.80%................     2,677,031      0.867937          2,323,494
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 0.25%.................       195,111      1.742192            339,921
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.00%.................       357,652      3.322549          1,188,317
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.00%.................     3,216,127      3.322549         10,685,740
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.25%.................           407      2.562975              1,043
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.25%.................           407      2.562975              1,043
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.25%.................           407      2.562975              1,043
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.25%.................    62,571,205      2.562975        160,368,435
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.40%.................     2,085,350      2.552779          5,323,438
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.45%.................       381,294      2.558257            975,448
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.50%.................     1,850,558      1.176284          2,176,782
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.60%.................       286,448      2.548085            729,895
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.65%.................       126,361      1.172322            148,135
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.70%.................        15,827      1.174117             18,583
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.45%.................       978,317      1.144467          1,119,651
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.45%.................     2,991,594      1.144467          3,423,780
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.60%.................       660,734      1.141332            754,116
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.65%.................         8,282      1.142349              9,461
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.65%.................        29,431      1.142349             33,621
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.80%.................        47,385      1.139245             53,983
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.80%.................       284,707      1.139245            324,351
  Hartford Index HLS Fund, Inc. -- Class IA 0.25%...............................       166,130      2.923820            485,734
  Hartford Index HLS Fund, Inc. -- Class IA 0.80%...............................        20,145      0.893931             18,008
  Hartford Index HLS Fund, Inc. -- Class IA 1.00%...............................         2,754      0.892280              2,457

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Index HLS Fund, Inc. -- Class IA 1.00%...............................       189,475    $ 1.731982    $       328,167
  Hartford Index HLS Fund, Inc. -- Class IA 1.00%...............................       548,716      1.731982            950,365
  Hartford Index HLS Fund, Inc. -- Class IA 1.25%...............................           213      4.339934                923
  Hartford Index HLS Fund, Inc. -- Class IA 1.25%...............................           213      4.339934                923
  Hartford Index HLS Fund, Inc. -- Class IA 1.25%...............................           213      4.339934                923
  Hartford Index HLS Fund, Inc. -- Class IA 1.25%...............................   132,529,295      4.339934        575,168,395
  Hartford Index HLS Fund, Inc. -- Class IA 1.40%...............................     3,211,703      4.322617         13,882,964
  Hartford Index HLS Fund, Inc. -- Class IA 1.45%...............................     1,016,255      4.331929          4,402,344
  Hartford Index HLS Fund, Inc. -- Class IA 1.50%...............................     6,376,823      0.955179          6,091,008
  Hartford Index HLS Fund, Inc. -- Class IA 1.60%...............................       485,049      4.314652          2,092,817
  Hartford Index HLS Fund, Inc. -- Class IA 1.65%...............................       262,389      0.951965            249,786
  Hartford Index HLS Fund, Inc. -- Class IA 1.70%...............................         5,118      0.953418              4,880
  Hartford Index HLS Fund, Inc. -- Class IA 1.85%...............................         4,956      0.950213              4,709
  Hartford Index HLS Fund, Inc. -- Class IB 1.45%...............................       326,993      0.812376            265,641
  Hartford Index HLS Fund, Inc. -- Class IB 1.45%...............................     8,782,361      0.812376          7,134,580
  Hartford Index HLS Fund, Inc. -- Class IB 1.60%...............................        10,916      0.810156              8,843
  Hartford Index HLS Fund, Inc. -- Class IB 1.60%...............................     1,342,453      0.810156          1,087,597
  Hartford Index HLS Fund, Inc. -- Class IB 1.65%...............................         5,671      0.810882              4,598
  Hartford Index HLS Fund, Inc. -- Class IB 1.65%...............................       840,648      0.810882            681,666
  Hartford Index HLS Fund, Inc. -- Class IB 1.80%...............................        31,380      0.808669             25,376
  Hartford Index HLS Fund, Inc. -- Class IB 1.80%...............................       394,650      0.808669            319,141
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 0.25%.........       798,276      1.752618          1,399,074
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.00%.........        98,198      1.533311            150,568
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.00%.........       744,239      1.532492          1,140,540
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.25%.........           583      1.489425                869
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.25%.........           583      1.489425                869
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.25%.........           583      1.489425                869
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.25%.........   174,215,380      1.489425        259,480,742
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.40%.........     2,550,178      1.483487          3,783,155
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.45%.........       612,729      1.486678            910,931
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.50%.........    18,951,540      0.832550         15,778,105
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.60%.........       265,377      1.480754            392,958
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.65%.........       222,378      0.829762            184,521
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.70%.........        24,718      0.831021             20,541
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.85%.........         7,555      0.828236              6,258
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.45%.........       265,812      0.632036            168,003
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.45%.........     2,522,140      0.632036          1,594,083
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.60%.........        25,720      0.630317             16,212
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.60%.........       587,456      0.630317            370,283
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.65%.........       199,827      0.630879            126,067
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.80%.........       147,966      0.629153             93,093
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 0.25%.................       167,423      2.885425            483,088
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 0.80%.................        37,714      1.115257             42,061
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.00%.................        34,024      1.113197             37,876
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.00%.................       151,983      2.721315            413,593
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.00%.................       728,583      2.721315          1,982,705
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.25%.................           365      2.668698                973

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.25%.................           365    $ 2.668698    $           973
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.25%.................           365      2.668698                973
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.25%.................   339,000,083      2.668698        904,688,843
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.40%.................     4,664,937      2.658044         12,399,608
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.45%.................     2,968,096      2.663787          7,906,376
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.50%.................     7,628,449      1.080827          8,245,034
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.60%.................     1,190,481      2.653146          3,158,520
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.65%.................       261,831      1.077185            282,040
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.70%.................       266,720      1.078834            287,747
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.85%.................        76,364      1.075204             82,107
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.45%.................     3,284,421      1.126345          3,699,391
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.45%.................    12,679,506      1.126345         14,281,499
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.60%.................       645,574      1.123265            725,151
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.60%.................     1,454,003      1.123265          1,633,231
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.65%.................       364,228      1.124261            409,487
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.65%.................     1,833,665      1.124261          2,061,518
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.80%.................        94,799      1.121189            106,287
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.80%.................       986,069      1.121189          1,105,570
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 0.25%.....................        38,176      1.641474             62,664
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.00%.....................         8,303      1.559456             12,949
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.00%.....................       147,294      1.559456            229,699
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.25%.....................           628      1.533019                962
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.25%.....................           628      1.533019                962
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.25%.....................           628      1.533019                962
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.25%.....................    54,475,371      1.533019         83,511,780
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.40%.....................     1,005,467      1.526916          1,535,264
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.45%.....................       286,290      1.530213            438,085
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.50%.....................     2,891,430      1.001070          2,894,523
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.60%.....................       191,455      1.524106            291,798
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.65%.....................        72,656      0.997714             72,490
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.70%.....................        29,416      0.999237             29,393
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.85%.....................        10,016      0.995870              9,974
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.45%.....................       128,004      0.828340            106,031
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.45%.....................     1,761,331      0.828340          1,458,981
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.60%.....................       153,737      0.826087            127,000
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.65%.....................       138,242      0.826808            114,300
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.80%.....................         9,462      0.824561              7,802
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.80%.....................        79,538      0.824561             65,584
  Hartford Small Company HLS Fund, Inc. -- Class IA 0.25%.......................       106,162      1.712339            181,784
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.00%.......................       166,259      1.644508            273,414
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.00%.......................       400,709      1.644508            658,969
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.25%.......................           608      1.622498                987
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.25%.......................           608      1.622498                987
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.25%.......................           608      1.622498                987
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.25%.......................   130,793,549      1.622498        212,212,271
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.40%.......................     4,211,197      1.616034          6,805,437
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.45%.......................     1,189,840      1.619517          1,926,967

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.50%.......................     2,847,240    $ 1.142784    $     3,253,780
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.60%.......................       450,640      1.613066            726,911
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.65%.......................       284,528      1.138949            324,062
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.70%.......................        31,145      1.140676             35,526
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.85%.......................        22,451      1.136848             25,523
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.45%.......................     1,461,842      0.599710            876,682
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.45%.......................     9,149,547      0.599710          5,487,075
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.60%.......................       244,189      0.598073            146,043
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.60%.......................     1,268,241      0.598073            758,501
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.65%.......................        28,478      0.598600             17,047
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.65%.......................       736,880      0.598600            441,097
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.80%.......................        44,459      0.596955             26,540
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.80%.......................       929,356      0.596955            554,784
  Hartford MidCap HLS Fund, Inc. -- Class IA 0.25%..............................       213,538      2.532914            540,873
  Hartford MidCap HLS Fund, Inc. -- Class IA 0.80%..............................        24,435      1.537677             37,574
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.00%..............................        27,742      1.534844             42,580
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.00%..............................       256,512      2.450332            628,539
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.00%..............................       726,674      2.450332          1,780,592
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.25%..............................           411      2.423387                997
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.25%..............................           411      2.423387                997
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.25%..............................           411      2.423387                997
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.25%..............................   231,977,545      2.423387        562,171,368
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.40%..............................     8,730,504      2.413717         21,072,967
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.45%..............................     2,756,516      2.418922          6,667,796
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.50%..............................     5,561,106      1.783774          9,919,755
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.60%..............................     1,062,791      2.409274          2,560,555
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.65%..............................       265,284      1.777790            471,619
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.70%..............................        81,289      1.780492            144,734
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.85%..............................        11,621      1.774521             20,623
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.45%..............................       547,800      0.967334            529,905
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.45%..............................    18,814,756      0.967334         18,200,153
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.60%..............................     2,443,033      0.964700          2,356,794
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.65%..............................        63,402      0.965554             61,218
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.65%..............................     1,524,207      0.965554          1,471,704
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.80%..............................        35,202      0.962922             33,897
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.80%..............................       917,276      0.962922            883,266
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 0.25%...................        40,341      1.247471             50,324
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.00%...................         7,807      1.214393              9,480
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.00%...................        36,559      0.987824             31,114
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.00%...................       590,739      1.214393            717,389
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.25%...................           783      1.203560                943
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.25%...................           783      1.203560                943
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.25%...................           783      1.203560                943
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.25%...................    81,869,793      1.203560         98,535,208
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.40%...................     4,718,636      1.198767          5,656,545
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.45%...................     1,373,507      1.201343          1,650,053
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.50%...................     4,171,239      1.102048          4,596,906

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.60%...................       629,709    $ 1.196550    $       753,478
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.65%...................       273,093      1.098344            299,950
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.70%...................         3,759      1.100014              4,135
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.85%...................        35,088      1.096317             38,468
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.45%...................       806,945      0.872021            703,673
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.45%...................     6,043,094      0.872021          5,269,705
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.60%...................         1,220      0.869645              1,061
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.60%...................       627,856      0.869645            546,011
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.65%...................        22,342      0.870411             19,447
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.65%...................       499,116      0.870411            434,436
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.80%...................        23,289      0.868041             20,216
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.80%...................       511,998      0.868041            444,435
  Hartford High Yield HLS Fund -- Class IA 0.25%................................        11,303      1.118615             12,644
  Hartford High Yield HLS Fund -- Class IA 1.00%................................         9,979      1.091656             10,894
  Hartford High Yield HLS Fund -- Class IA 1.00%................................        98,825      1.091656            107,882
  Hartford High Yield HLS Fund -- Class IA 1.25%................................           877      1.082831                949
  Hartford High Yield HLS Fund -- Class IA 1.25%................................           877      1.082831                949
  Hartford High Yield HLS Fund -- Class IA 1.25%................................           877      1.082831                949
  Hartford High Yield HLS Fund -- Class IA 1.25%................................    41,321,870      1.082831         44,744,600
  Hartford High Yield HLS Fund -- Class IA 1.40%................................     2,815,204      1.078506          3,036,214
  Hartford High Yield HLS Fund -- Class IA 1.45%................................       861,085      1.080837            930,693
  Hartford High Yield HLS Fund -- Class IA 1.50%................................       927,175      1.074071            995,852
  Hartford High Yield HLS Fund -- Class IA 1.60%................................       468,179      1.076529            504,008
  Hartford High Yield HLS Fund -- Class IA 1.65%................................       207,235      1.070454            221,836
  Hartford High Yield HLS Fund -- Class IA 1.70%................................         7,221      1.072094              7,742
  Hartford High Yield HLS Fund -- Class IB 1.45%................................       466,702      1.018375            475,278
  Hartford High Yield HLS Fund -- Class IB 1.45%................................     3,071,099      1.018375          3,127,531
  Hartford High Yield HLS Fund -- Class IB 1.60%................................       374,814      1.015616            380,667
  Hartford High Yield HLS Fund -- Class IB 1.65%................................        44,353      1.016508             45,085
  Hartford High Yield HLS Fund -- Class IB 1.65%................................       435,425      1.016508            442,613
  Hartford High Yield HLS Fund -- Class IB 1.80%................................        52,060      1.013731             52,775
  Hartford High Yield HLS Fund -- Class IB 1.80%................................       306,462      1.013731            310,670
  Hartford Global Leaders HLS Fund -- Class IA 0.25%............................        55,506      1.524918             84,642
  Hartford Global Leaders HLS Fund -- Class IA 0.80%............................        14,093      0.987167             13,912
  Hartford Global Leaders HLS Fund -- Class IA 1.00%............................        39,057      1.488223             58,125
  Hartford Global Leaders HLS Fund -- Class IA 1.00%............................        56,384      0.985350             55,558
  Hartford Global Leaders HLS Fund -- Class IA 1.00%............................       207,594      1.488223            308,946
  Hartford Global Leaders HLS Fund -- Class IA 1.25%............................           615      1.476267                909
  Hartford Global Leaders HLS Fund -- Class IA 1.25%............................           615      1.476267                909
  Hartford Global Leaders HLS Fund -- Class IA 1.25%............................           615      1.476267                909
  Hartford Global Leaders HLS Fund -- Class IA 1.25%............................    82,649,266      1.476267        122,012,385
  Hartford Global Leaders HLS Fund -- Class IA 1.40%............................     3,664,044      1.470378          5,387,530
  Hartford Global Leaders HLS Fund -- Class IA 1.45%............................     1,802,063      1.473553          2,655,435
  Hartford Global Leaders HLS Fund -- Class IA 1.50%............................     3,378,855      1.464264          4,947,536
  Hartford Global Leaders HLS Fund -- Class IA 1.60%............................       343,871      1.467663            504,686
  Hartford Global Leaders HLS Fund -- Class IA 1.65%............................       119,176      1.459346            173,919
  Hartford Global Leaders HLS Fund -- Class IA 1.70%............................        15,447      1.461556             22,577

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Global Leaders HLS Fund -- Class IA 1.85%............................         5,434    $ 1.456653    $         7,915
  Hartford Global Leaders HLS Fund -- Class IB 1.45%............................       698,814      0.674576            471,403
  Hartford Global Leaders HLS Fund -- Class IB 1.45%............................     7,700,357      0.674576          5,194,476
  Hartford Global Leaders HLS Fund -- Class IB 1.60%............................        11,544      0.672731              7,766
  Hartford Global Leaders HLS Fund -- Class IB 1.60%............................     1,497,763      0.672731          1,007,592
  Hartford Global Leaders HLS Fund -- Class IB 1.65%............................        82,558      0.673327             55,588
  Hartford Global Leaders HLS Fund -- Class IB 1.65%............................       858,552      0.673327            578,086
  Hartford Global Leaders HLS Fund -- Class IB 1.80%............................        11,189      0.671491              7,514
  Hartford Global Leaders HLS Fund -- Class IB 1.80%............................       861,744      0.671491            578,653
  Smith Barney Cash Portfolio -- Class A 1.00%..................................         7,159      3.230608             23,129
  Smith Barney Cash Portfolio -- Class A 1.00%..................................        93,253      3.342992            311,745
  Smith Barney Appreciation Fund 1.00%..........................................        16,961     12.061314            204,574
  Smith Barney Government Fund -- Class A 1.00%.................................         9,411      2.899870             27,290
  BB&T Growth and Income Fund 1.25%.............................................    36,387,731      1.340141         48,764,690
  BB&T Growth and Income Fund 1.40%.............................................     1,339,324      1.334787          1,787,712
  BB&T Growth and Income Fund 1.45%.............................................     1,057,399      1.337672          1,414,454
  BB&T Growth and Income Fund 1.60%.............................................       427,020      1.332333            568,932
  AmSouth Equity Income Fund 1.25%..............................................    50,138,483      1.190885         59,709,168
  AmSouth Equity Income Fund 1.40%..............................................     5,207,851      1.186140          6,177,241
  AmSouth Equity Income Fund 1.45%..............................................    12,016,686      0.806024          9,685,737
  AmSouth Equity Income Fund 1.60%..............................................     1,321,018      0.804507          1,062,769
  AmSouth Equity Income Fund 1.65%..............................................       524,825      0.804528            422,236
  AmSouth Equity Income Fund 1.80%..............................................       504,359      0.803027            405,014
  Evergreen VA Capital Growth Fund 1.25%........................................    18,336,436      1.129941         20,719,091
  Evergreen VA Capital Growth Fund 1.40%........................................       453,869      1.125447            510,806
  Evergreen VA Capital Growth Fund 1.45%........................................     1,523,597      1.132020          1,724,742
  Evergreen VA Capital Growth Fund 1.60%........................................       472,505      1.128929            533,425
  Evergreen VA Capital Growth Fund 1.65%........................................         6,413      1.129938              7,246
  Evergreen VA Capital Growth Fund 1.80%........................................         3,152      1.126850              3,552
  Evergreen VA International Growth Fund 1.25%..................................    14,976,901      1.067563         15,988,785
  Evergreen VA International Growth Fund 1.40%..................................       773,068      1.063315            822,015
  Evergreen VA International Growth Fund 1.45%..................................       523,787      0.663078            347,311
  Evergreen VA International Growth Fund 1.60%..................................       661,745      0.661268            437,591
  Evergreen VA International Growth Fund 1.65%..................................        83,837      0.661870             55,489
  Evergreen VA International Growth Fund 1.80%..................................        47,346      0.660048             31,251
  Evergreen VA Growth Fund 1.25%................................................    11,986,282      1.119662         13,420,585
  Evergreen VA Growth Fund 1.40%................................................       112,360      1.115202            125,304
  Evergreen VA Growth Fund 1.45%................................................     1,197,991      0.810833            971,371
  Evergreen VA Growth Fund 1.60%................................................        44,403      0.808614             35,905
  Evergreen VA Growth Fund 1.65%................................................        10,280      0.809335              8,320
  Alliance VP Growth and Income Fund 1.25%......................................     3,346,863      1.085712          3,633,729
  Alliance VP Growth and Income Fund 1.40%......................................        31,816      1.081396             34,406
  Alliance VP Growth and Income Fund 1.50%......................................        42,807      1.000425             42,825
  Alliance VP Global Bond Fund 1.25%............................................       710,781      0.936542            665,676
  Alliance VP Global Bond Fund 1.40%............................................        20,830      0.932819             19,431
  Alliance Global Bond Fund 1.50%...............................................        44,166      0.905750             40,004
  Brinson Series Trust Tactical Allocation Portfolio 1.25%......................    28,235,825      1.032191         29,144,764

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Brinson Series Trust Tactical Allocation Portfolio 1.40%......................     1,185,290    $ 1.028078    $     1,218,571
  Brinson Series Trust Tactical Allocation Portfolio 1.45%......................       352,774      0.898622            317,010
  Brinson Series Trust Tactical Allocation Portfolio 1.50%......................     3,585,154      0.884957          3,172,707
  Brinson Series Trust Tactical Allocation Portfolio 1.60%......................       144,169      0.897491            129,390
  Brinson Series Trust Tactical Allocation Portfolio 1.65%......................       158,666      1.022961            162,309
  Brinson Series Trust Tactical Allocation Portfolio 1.70%......................        19,617      0.883330             17,329
  Brinson Series Trust Tactical Allocation Portfolio 1.85%......................        59,675      1.021080             60,933
  Huntington VA Income Equity Fund 1.25%........................................     1,770,698      1.046199          1,852,502
  Huntington VA Income Equity Fund 1.40%........................................       757,440      1.042814            789,869
  Huntington VA Income Equity Fund 1.45%........................................       453,003      1.044272            473,058
  Huntington VA Income Equity Fund 1.60%........................................       185,578      1.040890            193,166
  AmSouth Select Equity Fund 1.25%..............................................    15,532,265      1.002159         15,565,799
  AmSouth Select Equity Fund 1.40%..............................................       659,197      0.998141            657,972
  AmSouth Select Equity Fund 1.45%..............................................     2,085,794      1.253738          2,615,039
  AmSouth Select Equity Fund 1.60%..............................................       244,459      1.251384            305,912
  AmSouth Select Equity Fund 1.65%..............................................        96,921      1.251424            121,289
  AmSouth Select Equity Fund 1.80%..............................................        94,977      1.249086            118,634
  Evergreen VA Foundation Fund 1.25%............................................     1,878,958      0.870926          1,636,433
  Evergreen VA Foundation Fund 1.40%............................................       687,265      0.868421            596,835
  Evergreen VA Foundation Fund 1.45%............................................       461,346      0.862557            397,937
  Evergreen VA Foundation Fund 1.60%............................................       230,050      0.860215            197,893
  Evergreen VA Omega Fund 1.25%.................................................    10,410,101      0.735796          7,659,711
  Evergreen VA Omega Fund 1.40%.................................................     1,444,491      0.733680          1,059,794
  Evergreen VA Omega Fund 1.45%.................................................     3,208,072      0.574965          1,844,529
  Evergreen VA Omega Fund 1.60%.................................................       721,086      0.573384            413,459
  Evergreen VA Omega Fund 1.65%.................................................       253,496      0.573899            145,481
  Evergreen VA Omega Fund 1.80%.................................................       105,896      0.572332             60,608
  Evergreen VA Special Equity Fund 1.25%........................................       584,499      0.807353            471,897
  Evergreen VA Special Equity Fund 1.40%........................................        90,216      0.805030             72,627
  Evergreen VA Special Equity Fund 1.45%........................................       166,684      0.705848            117,653
  Evergreen VA Special Equity Fund 1.60%........................................         4,523      0.703921              3,184
  Hartford Global Health HLS Fund -- Class IA 0.25%.............................        50,310      1.505734             75,753
  Hartford Global Health HLS Fund -- Class IA 0.80%.............................         6,112      1.492010              9,119
  Hartford Global Health HLS Fund -- Class IA 1.00%.............................        27,763      1.487047             41,285
  Hartford Global Health HLS Fund -- Class IA 1.00%.............................       368,861      1.487047            548,513
  Hartford Global Health HLS Fund -- Class IA 1.25%.............................           724      1.480878              1,072
  Hartford Global Health HLS Fund -- Class IA 1.25%.............................           724      1.480878              1,072
  Hartford Global Health HLS Fund -- Class IA 1.25%.............................           724      1.480878              1,072
  Hartford Global Health HLS Fund -- Class IA 1.25%.............................    43,096,682      1.480878         63,820,929
  Hartford Global Health HLS Fund -- Class IA 1.40%.............................     2,412,023      1.477173          3,562,976
  Hartford Global Health HLS Fund -- Class IA 1.45%.............................     1,277,257      1.478148          1,887,975
  Hartford Global Health HLS Fund -- Class IA 1.50%.............................       744,100      1.474703          1,097,326
  Hartford Global Health HLS Fund -- Class IA 1.60%.............................       670,172      1.474451            988,135
  Hartford Global Health HLS Fund -- Class IA 1.65%.............................        36,192      1.471038             53,240
  Hartford Global Health HLS Fund -- Class IA 1.70%.............................         9,857      1.471986             14,509
  Hartford Global Health HLS Fund -- Class IA 1.85%.............................        14,559      1.468325             21,377
  Hartford Global Health HLS Fund -- Class IB 1.45%.............................       211,697      1.471559            311,524

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Global Health HLS Fund -- Class IB 1.45%.............................     2,208,704    $ 1.471559    $     3,250,238
  Hartford Global Health HLS Fund -- Class IB 1.60%.............................        12,337      1.467877             18,109
  Hartford Global Health HLS Fund -- Class IB 1.60%.............................       415,234      1.467877            609,512
  Hartford Global Health HLS Fund -- Class IB 1.65%.............................         6,097      1.468851              8,956
  Hartford Global Health HLS Fund -- Class IB 1.65%.............................       250,003      1.468851            367,217
  Hartford Global Health HLS Fund -- Class IB 1.80%.............................        15,189      1.465178             22,255
  Hartford Global Health HLS Fund -- Class IB 1.80%.............................       207,903      1.465178            304,615
  Hartford Global Technology HLS Fund -- Class IA 0.25%.........................           240      0.481400                116
  Hartford Global Technology HLS Fund -- Class IA 0.80%.........................         3,411      0.477000              1,627
  Hartford Global Technology HLS Fund -- Class IA 1.00%.........................         6,603      0.475401              3,139
  Hartford Global Technology HLS Fund -- Class IA 1.00%.........................       249,258      0.475401            118,498
  Hartford Global Technology HLS Fund -- Class IA 1.25%.........................         1,783      0.473422                844
  Hartford Global Technology HLS Fund -- Class IA 1.25%.........................         1,783      0.473422                844
  Hartford Global Technology HLS Fund -- Class IA 1.25%.........................         1,783      0.473422                844
  Hartford Global Technology HLS Fund -- Class IA 1.25%.........................    61,335,378      0.473422         29,037,515
  Hartford Global Technology HLS Fund -- Class IA 1.40%.........................     3,573,710      0.472234          1,687,627
  Hartford Global Technology HLS Fund -- Class IA 1.45%.........................     1,717,343      0.472544            811,520
  Hartford Global Technology HLS Fund -- Class IA 1.50%.........................     1,188,019      0.471447            560,088
  Hartford Global Technology HLS Fund -- Class IA 1.60%.........................       880,872      0.471364            415,211
  Hartford Global Technology HLS Fund -- Class IA 1.65%.........................        71,038      0.470265             33,407
  Hartford Global Technology HLS Fund -- Class IA 1.70%.........................        20,745      0.470577              9,762
  Hartford Global Technology HLS Fund -- Class IA 1.85%.........................        34,244      0.469396             16,074
  Hartford Global Technology HLS Fund -- Class IB 1.45%.........................       316,861      0.470425            149,059
  Hartford Global Technology HLS Fund -- Class IB 1.45%.........................     3,111,650      0.470425          1,463,798
  Hartford Global Technology HLS Fund -- Class IB 1.60%.........................        35,647      0.469254             16,728
  Hartford Global Technology HLS Fund -- Class IB 1.60%.........................       795,912      0.469254            373,485
  Hartford Global Technology HLS Fund -- Class IB 1.65%.........................        21,112      0.469566              9,913
  Hartford Global Technology HLS Fund -- Class IB 1.65%.........................       358,593      0.469566            168,383
  Hartford Global Technology HLS Fund -- Class IB 1.80%.........................        77,620      0.468387             36,356
  Hartford Global Technology HLS Fund -- Class IB 1.80%.........................       454,507      0.468387            212,885
  Merrill Lynch Global Growth Focus Fund 1.25%..................................        71,674      0.797023             57,126
  Merrill Lynch Large Cap Growth Focus Fund 1.25%...............................        75,084      0.821590             61,688
  OFFIT VIF -- High Yield Fund 1.25%............................................       214,735      1.045655            224,538
  OFFIT VIF -- High Yield Fund 1.45%............................................        21,108      1.043726             22,031
  OFFIT VIF -- High Yield Fund 1.60%............................................         3,642      1.041920              3,795
  Armada Advantage Equity Growth Fund 1.25%.....................................       855,413      0.774786            662,762
  Armada Advantage Equity Growth Fund 1.40%.....................................       218,292      0.773035            168,747
  Armada Advantage Equity Growth Fund 1.45%.....................................       145,746      0.737524            107,491
  Armada Advantage Equity Growth Fund 1.60%.....................................        71,432      0.736057             52,578
  Armada Advantage Equity Growth Fund 1.65%.....................................        22,749      0.736156             16,747
  Armada Advantage Equity Growth Fund 1.80%.....................................         3,173      0.734698              2,331
  Armada Advantage International Equity Fund 1.25%..............................       936,796      0.647187            606,282
  Armada Advantage International Equity Fund 1.40%..............................       219,671      0.645716            141,845
  Armada Advantage International Equity Fund 1.45%..............................        85,648      0.642260             55,009
  Armada Advantage International Equity Fund 1.60%..............................        10,639      0.640982              6,819
  Armada Advantage International Equity Fund 1.80%..............................            70      0.639806                 45
  Armada Advantage Mid Cap Growth Fund 1.25%....................................       785,809      0.626570            492,364

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Armada Advantage Mid Cap Growth Fund 1.40%....................................       373,008    $ 0.625134    $       233,180
  Armada Advantage Mid Cap Growth Fund 1.45%....................................       164,714      0.606248             99,857
  Armada Advantage Mid Cap Growth Fund 1.60%....................................        40,145      0.605045             24,290
  Armada Advantage Mid Cap Growth Fund 1.65%....................................        13,860      0.605123              8,387
  Prudential 20/20 Focus Portfolio 1.25%........................................       302,741      0.957174            289,775
  Prudential 20/20 Focus Portfolio 1.40%........................................        16,867      0.954988             16,108
  Prudential 20/20 Focus Portfolio 1.45%........................................        11,723      0.955402             11,200
  Prudential 20/20 Focus Portfolio 1.60%........................................        18,272      0.953228             17,418
  Prudential 20/20 Focus Portfolio 1.80%........................................         6,130      0.972196              5,959
  Prudential Jennison Portfolio 1.25%...........................................     1,062,941      0.629642            669,272
  Prudential Jennison Portfolio 1.40%...........................................       992,959      0.628195            623,772
  Prudential Jennison Portfolio 1.45%...........................................       829,131      0.628466            521,081
  Prudential Jennison Portfolio 1.60%...........................................       262,603      0.627038            164,662
  Prudential Jennison Portfolio 1.65%...........................................       310,779      0.895130            278,188
  Prudential Jennison Portfolio 1.80%...........................................        29,135      0.894012             26,047
  Wachovia Balanced Fund II 1.25%...............................................     6,646,004      0.839119          5,576,788
  Wachovia Balanced Fund II 1.40%...............................................       161,880      0.837660            135,600
  Wachovia Balanced Fund II 1.45%...............................................     1,000,986      0.837571            838,397
  Wachovia Balanced Fund II 1.60%...............................................        12,878      0.836112             10,768
  Wachovia Equity Fund II 1.25%.................................................     2,431,499      0.686666          1,669,628
  Wachovia Equity Fund II 1.40%.................................................        51,050      0.685468             34,993
  Wachovia Equity Fund II 1.45%.................................................       181,259      0.685403            124,235
  Wachovia Equity Fund II 1.60%.................................................       434,319      0.684204            297,163
  Wachovia Special Values Fund II 1.25%.........................................       542,938      1.264454            686,521
  Wachovia Special Values Fund II 1.40%.........................................        19,987      1.262245             25,228
  Wachovia Special Values Fund II 1.45%.........................................        14,584      1.262122             18,407
  Wachovia Special Values Fund II 1.60%.........................................        45,012      1.259925             56,712
  Hartford Focus HLS Fund -- Class IA 0.25%.....................................        16,874      1.037448             17,506
  Hartford Focus HLS Fund -- Class IA 1.00%.....................................         6,679      1.032252              6,894
  Hartford Focus HLS Fund -- Class IA 1.00%.....................................        31,193      1.032252             32,199
  Hartford Focus HLS Fund -- Class IA 1.25%.....................................     8,042,462      1.030520          8,287,918
  Hartford Focus HLS Fund -- Class IA 1.40%.....................................       284,226      1.029486            292,606
  Hartford Focus HLS Fund -- Class IA 1.45%.....................................       367,014      1.029148            377,712
  Hartford Focus HLS Fund -- Class IA 1.50%.....................................       250,609      1.028800            257,826
  Hartford Focus HLS Fund -- Class IA 1.60%.....................................        94,216      1.028110             96,864
  Hartford Focus HLS Fund -- Class IA 1.70%.....................................        18,113      1.027426             18,610
  Hartford Focus HLS Fund -- Class IB 1.45%.....................................       791,699      1.028004            813,870
  Hartford Focus HLS Fund -- Class IB 1.65%.....................................       438,589      1.026629            450,269
  Hartford Focus HLS Fund -- Class IB 1.80%.....................................       133,390      1.025602            136,805
  Hartford Global Communications HLS Fund -- Class IA 1.25%.....................     1,177,479      0.710590            836,705
  Hartford Global Communications HLS Fund -- Class IA 1.40%.....................         8,069      0.709879              5,728
  Hartford Global Communications HLS Fund -- Class IA 1.45%.....................        85,142      0.709641             60,420
  Hartford Global Communications HLS Fund -- Class IA 1.50%.....................           260      0.709401                184
  Hartford Global Communications HLS Fund -- Class IA 1.60%.....................         3,017      0.708932              2,139
  Hartford Global Communications HLS Fund -- Class IB 1.45%.....................       162,993      0.708543            115,487
  Hartford Global Communications HLS Fund -- Class IB 1.60%.....................         2,841      0.707833              2,011
  Hartford Global Communications HLS Fund -- Class IB 1.65%.....................        40,412      0.707597             28,595

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Global Communications HLS Fund -- Class IB 1.80%.....................        50,087    $ 0.706877    $        35,406
  Hartford Global Financial Services HLS Fund -- Class IA 0.80%.................         2,234      0.954679              2,132
  Hartford Global Financial Services HLS Fund -- Class IA 1.25%.................     1,839,501      0.951800          1,750,837
  Hartford Global Financial Services HLS Fund -- Class IA 1.40%.................        69,962      0.950853             66,523
  Hartford Global Financial Services HLS Fund -- Class IA 1.45%.................       105,450      0.950526            100,233
  Hartford Global Financial Services HLS Fund -- Class IA 1.50%.................        20,975      0.950206             19,931
  Hartford Global Financial Services HLS Fund -- Class IA 1.60%.................       158,356      0.949575            150,371
  Hartford Global Financial Services HLS Fund -- Class IA 1.85%.................         7,813      0.947993              7,407
  Hartford Global Financial Services HLS Fund -- Class IB 1.45%.................       222,982      0.949177            211,649
  Hartford Global Financial Services HLS Fund -- Class IB 1.60%.................        17,246      0.948222             16,353
  Hartford Global Financial Services HLS Fund -- Class IB 1.65%.................       130,727      0.947908            123,917
  Hartford Global Financial Services HLS Fund -- Class IB 1.80%.................        64,027      0.946955             60,630
  Hartford International Capital Appreciation HLS Fund -- Class IA 0.25%........       348,305      0.860170            299,601
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.25%........     1,985,038      0.854418          1,696,052
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.40%........        93,909      0.853571             80,158
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.45%........        92,874      0.853283             79,247
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.50%........       178,744      0.852992            152,467
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.60%........       125,224      0.852419            106,743
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.85%........         3,680      0.851001              3,131
  Hartford International Capital Appreciation HLS Fund -- Class IB 1.45%........       387,109      0.852270            329,921
  Hartford International Capital Appreciation HLS Fund -- Class IB 1.60%........         9,549      0.851412              8,130
  Hartford International Capital Appreciation HLS Fund -- Class IB 1.65%........        77,206      0.851130             65,713
  Hartford International Capital Appreciation HLS Fund -- Class IB 1.80%........       187,564      0.850266            159,479
  Hartford International Small Company HLS Fund -- Class IA 0.25%...............       326,822      0.938253            306,641
  Hartford International Small Company HLS Fund -- Class IA 1.25%...............       466,900      0.931992            435,145
  Hartford International Small Company HLS Fund -- Class IA 1.40%...............        18,778      0.931056             17,483
  Hartford International Small Company HLS Fund -- Class IA 1.45%...............         1,651      0.930743              1,537
  Hartford International Small Company HLS Fund -- Class IA 1.50%...............        27,574      0.930436             25,656
  Hartford International Small Company HLS Fund -- Class IA 1.60%...............         1,830      0.929813              1,702
  Hartford International Small Company HLS Fund -- Class IB 1.45%...............        33,257      0.929630             30,917
  Hartford International Small Company HLS Fund -- Class IB 1.80%...............         7,134      0.927459              6,617
  Hartford MidCap Value HLS Fund -- Class IA 0.25%..............................         7,900      0.998152              7,886
  Hartford MidCap Value HLS Fund -- Class IA 0.80%..............................        15,617      0.994493             15,531
  Hartford MidCap Value HLS Fund -- Class IA 1.00%..............................         5,347      0.993160              5,310
  Hartford MidCap Value HLS Fund -- Class IA 1.00%..............................        21,239      0.993160             21,093
  Hartford MidCap Value HLS Fund -- Class IA 1.00%..............................        28,084      0.993160             27,891
  Hartford MidCap Value HLS Fund -- Class IA 1.25%..............................    26,956,090      0.991496         26,726,856
  Hartford MidCap Value HLS Fund -- Class IA 1.40%..............................       876,880      0.990502            868,551
  Hartford MidCap Value HLS Fund -- Class IA 1.45%..............................     1,660,781      0.990170          1,644,457
  Hartford MidCap Value HLS Fund -- Class IA 1.50%..............................       623,095      0.989834            616,761
  Hartford MidCap Value HLS Fund -- Class IA 1.60%..............................       740,312      0.989172            732,296
  Hartford MidCap Value HLS Fund -- Class IA 1.65%..............................        15,554      0.988835             15,380
  Hartford MidCap Value HLS Fund -- Class IA 1.70%..............................        23,338      0.988509             23,070
  Hartford MidCap Value HLS Fund -- Class IA 1.85%..............................        26,333      0.987521             26,004
  Hartford MidCap Value HLS Fund -- Class IB 1.45%..............................     3,237,002      0.989060          3,201,590
  Hartford MidCap Value HLS Fund -- Class IB 1.60%..............................       310,738      0.988068            307,030
  Hartford MidCap Value HLS Fund -- Class IB 1.65%..............................       456,719      0.987730            451,115

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford MidCap Value HLS Fund -- Class IB 1.80%..............................       275,538    $ 0.986744    $       271,885
  Hartford Value HLS Fund -- Class IA 0.80%.....................................        14,730      1.003185             14,777
  Hartford Value HLS Fund -- Class IA 1.00%.....................................        10,920      1.001840             10,941
  Hartford Value HLS Fund -- Class IA 1.00%.....................................        21,761      1.001840             21,801
  Hartford Value HLS Fund -- Class IA 1.25%.....................................    11,986,573      1.000165         11,988,550
  Hartford Value HLS Fund -- Class IA 1.40%.....................................       568,294      0.999160            567,817
  Hartford Value HLS Fund -- Class IA 1.45%.....................................       576,369      0.998831            575,695
  Hartford Value HLS Fund -- Class IA 1.50%.....................................       287,935      0.998499            287,503
  Hartford Value HLS Fund -- Class IA 1.60%.....................................       114,733      0.997828            114,484
  Hartford Value HLS Fund -- Class IA 1.85%.....................................        45,565      0.996158             45,390
  Hartford Value HLS Fund -- Class IB 1.45%.....................................       917,599      0.997693            915,482
  Hartford Value HLS Fund -- Class IB 1.60%.....................................        47,496      0.996687             47,338
  Hartford Value HLS Fund -- Class IB 1.65%.....................................       236,892      0.996354            236,029
  Hartford Value HLS Fund -- Class IB 1.80%.....................................       168,701      0.995354            167,917
  Victory Diversified Stock Fund 1.25%..........................................        83,243      9.243408            769,452
  Victory Diversified Stock Fund 1.40%..........................................           488      9.230732              4,507
  Victory Diversified Stock Fund 1.45%..........................................        27,097      9.226513            250,007
  Victory Small Company Opportunity Fund 1.25%..................................         3,680      9.212679             33,908
  Victory Small Company Opportunity Fund 1.45%..................................         3,564      9.195866             32,770
  AmSouth Capital Growth Fund 1.25%.............................................     1,166,706      0.886288          1,034,038
  AmSouth Capital Growth Fund 1.40%.............................................        40,006      0.885400             35,421
  AmSouth Capital Growth Fund 1.45%.............................................       434,880      0.885103            384,913
  AmSouth Capital Growth Fund 1.60%.............................................        56,453      0.884217             49,916
  AmSouth Capital Growth Fund 1.65%.............................................        53,234      0.883918             47,054
  AmSouth Capital Growth Fund 1.80%.............................................       153,681      0.883028            135,705
  BB&T Capital Appreciation Fund 1.25%..........................................        15,524      1.067183             16,567
  BB&T Capital Manager Aggressive Growth Fund 1.25%.............................     1,824,567      0.911406          1,662,921
  BB&T Capital Manager Aggressive Growth Fund 1.40%.............................        13,068      0.910488             11,898
  BB&T Capital Manager Aggressive Growth Fund 1.45%.............................       384,061      0.910182            349,566
  BB&T Capital Manager Aggressive Growth Fund 1.60%.............................       385,192      0.909273            350,245
  BB&T Large Company Growth Fund 1.25%..........................................        31,189      1.080153             33,689
  BB&T Large Company Growth Fund 1.40%..........................................        11,333      1.079811             12,237
  Prudential Jennison International Growth Portfolio 1.25%......................        34,505      0.739837             25,528
  Prudential Jennison International Growth Portfolio 1.45%......................        22,663      0.738846             16,745
  Prudential Jennison International Growth Portfolio 1.60%......................         1,488      0.738105              1,098
  Fifth Third Quality Growth VIP Fund 1.25%.....................................       481,686      0.810844            390,572
  Fifth Third Quality Growth VIP Fund 1.40%.....................................        47,221      0.809731             38,236
  Fifth Third Quality Growth VIP Fund 1.45%.....................................       120,347      0.809354             97,403
  Fifth Third Quality Growth VIP Fund 1.60%.....................................         3,787      0.808237              3,061
  First American International Portfolio 1.25%..................................         4,321      0.593483              2,565
  First American Large Cap Growth Portfolio 1.25%...............................         5,096      0.550037              2,803
  First American Small Cap Growth Portfolio 1.45%...............................        22,346      1.101128             24,606
  First American Technology Portfolio 1.25%.....................................        10,861      0.257951              2,802
  First Horizon Capital Appreciation Portfolio 1.25%............................        23,338      1.107753             25,853
  First Horizon Capital Appreciation Portfolio 1.40%............................         4,427      1.107218              4,901
  First Horizon Capital Appreciation Portfolio 1.45%............................         2,024      1.107037              2,241
  First Horizon Growth & Income Portfolio 1.25%.................................       475,983      1.026320            488,510
  First Horizon Growth & Income Portfolio 1.40%.................................       225,090      1.025821            230,903

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  First Horizon Growth & Income Portfolio 1.45%.................................       261,945    $ 1.025653    $       268,665
  Huntington VA Dividend Capture Fund 1.25%.....................................        11,375      1.021713             11,622
  Huntington VA Dividend Capture Fund 1.40%.....................................            53      1.021390                 54
  Huntington VA Dividend Capture Fund 1.45%.....................................         2,171      1.021288              2,217
  Huntington VA Growth Fund 1.25%...............................................       154,127      0.914312            140,921
  Huntington VA Growth Fund 1.40%...............................................        13,827      0.913397             12,630
  Huntington VA Growth Fund 1.45%...............................................        88,908      0.913086             81,180
  Huntington VA Growth Fund 1.60%...............................................        16,671      0.912175             15,207
  Huntington VA Mid Corp America Fund 1.25%.....................................         8,340      1.112070              9,275
  Huntington VA Mid Corp America Fund 1.45%.....................................        49,464      1.111600             54,984
  Huntington VA New Economy Fund 1.25%..........................................         7,869      1.087139              8,555
  Prudential Value Portfolio 1.25%..............................................       120,039      0.942896            113,184
  Prudential Value Portfolio 1.40%..............................................         4,274      0.941945              4,026
  Prudential Value Portfolio 1.45%..............................................        36,975      0.941636             34,816
  Prudential Value Portfolio 1.60%..............................................           770      0.940687                725
  Prudential Value Portfolio 1.80%..............................................        10,763      0.939426             10,112
                                                                                                                ---------------
  SUB-TOTAL.....................................................................                                 14,598,072,829
                                                                                                                ---------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
  Hartford Bond HLS Fund, Inc. -- Class IA 1.00%................................         7,045      4.984616             35,117
  Hartford Bond HLS Fund, Inc. -- Class IA 1.25%................................       859,440      2.593211          2,228,709
  Hartford Stock HLS Fund, Inc. -- Class IA 1.00%...............................        15,147     10.644256            161,232
  Hartford Stock HLS Fund, Inc. -- Class IA 1.25%...............................     1,279,903      5.709576          7,307,705
  Hartford Money Market HLS Fund, Inc. -- Class IA 0.25%........................        33,953      1.491361             50,636
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.00%........................        35,103      3.007532            105,573
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.25%........................       456,446      1.910625            872,096
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.00%............................           648      6.708154              4,344
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.00%............................        73,084      6.708154            490,256
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.25%............................     3,504,804      4.433687         15,539,203
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.00%................         9,358      13.09889            122,577
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.25%................       628,835      7.709010          4,847,697
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.00%.................        38,879      3.322549            129,176
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.25%.................       298,104      2.562975            764,033
  Hartford Index HLS Fund, Inc. -- Class IA 1.00%...............................         8,229      1.731982             14,253
  Hartford Index HLS Fund, Inc. -- Class IA 1.25%...............................       624,838      4.339934          2,711,756
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.00%.........         1,471      1.532492              2,255
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.25%.........       605,400      1.489425            901,698
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.25%.................       922,631      2.668698          2,462,223
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.25%.....................       175,877      1.533019            269,622
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.25%.......................       278,191      1.622498            451,364
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.25%..............................       359,591      2.423387            871,427
  Hartford Growth & Income HLS Fund, Inc. -- Class IA 1.25%.....................       169,609      1.203560            204,135
  Hartford High Yield HLS Fund -- Class IA 1.25%................................       271,035      1.082831            293,485
  Hartford Global Leaders HLS Fund -- Class IA 1.25%............................       171,785      1.476267            253,600
  AmSouth Equity Income Fund 1.25%..............................................         5,394      1.190885              6,423
  Evergreen VA Capital Growth Fund 1.25%........................................        43,294      1.129941             48,920

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Evergreen VA International Growth Fund 1.25%..................................        39,778    $ 1.067563    $        42,466
  Evergreen VA Growth Fund 1.25%................................................        29,519      1.119662             33,051
  Brinson Series Trust Tactical Allocation Portfolio 1.25%......................        29,979      1.032191             30,944
  Evergreen VA Omega Fund 1.25%.................................................        14,713      0.735796             10,826
  Evergreen VA Special Equity Fund 1.25%........................................        24,529      0.807353             19,806
  Hartford Global Health HLS Fund -- Class IA 1.25%.............................        21,229      1.480878             31,438
  Hartford Global Technology HLS Fund -- Class IA 1.25%.........................        69,039      0.473422             32,684
  Prudential Jennison Portfolio 1.25%...........................................        16,711      0.629642             10,522
  Hartford MidCap Value HLS Fund -- Class IA 1.25%..............................        39,711      0.991496             39,373
  Hartford Value HLS Fund -- Class IA 1.25%.....................................       140,933      1.000165            140,956
                                                                                                                ---------------
  SUB-TOTAL.....................................................................                                     41,541,581
                                                                                                                ---------------
GRAND TOTAL.....................................................................                                $14,639,614,410
                                                                                                                ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD      HARTFORD
                              BOND          STOCK
                            HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
INVESTMENT INCOME:
  Dividends..............  $22,446,766  $  18,712,240
EXPENSES:
  Mortality and expense
   undertakings..........   (6,199,666)   (31,626,858)
                           -----------  -------------
    Net investment income
     (loss)..............   16,247,100    (12,914,618)
                           -----------  -------------
CAPITAL GAINS INCOME.....      --         191,782,191
                           -----------  -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (49,951)   (28,612,794)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   16,443,210   (536,659,990)
                           -----------  -------------
    Net gain (loss) on
     investments.........   16,393,259   (565,272,784)
                           -----------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $32,640,359  $(386,405,211)
                           ===========  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                           HARTFORD        HARTFORD                     HARTFORD       HARTFORD
                             HARTFORD      HARTFORD         CAPITAL        MORTGAGE      HARTFORD     INTERNATIONAL  DIVIDEND AND
                           MONEY MARKET    ADVISERS      APPRECIATION     SECURITIES       INDEX      OPPORTUNITIES     GROWTH
                             HLS FUND      HLS FUND        HLS FUND        HLS FUND      HLS FUND       HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  ---------------  ------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............  $19,341,593   $ 133,241,993  $    18,841,947  $  9,044,999  $   5,489,187  $     424,929  $  15,181,882
EXPENSES:
  Mortality and expense
   undertakings..........   (6,763,742)    (58,959,893)     (37,253,054)   (2,066,771)    (8,477,603)    (4,203,320)   (12,003,852)
                           -----------   -------------  ---------------  ------------  -------------  -------------  -------------
    Net investment income
     (loss)..............   12,577,851      74,282,100      (18,411,107)    6,978,228     (2,988,416)    (3,778,391)     3,178,030
                           -----------   -------------  ---------------  ------------  -------------  -------------  -------------
CAPITAL GAINS INCOME.....        5,906     234,913,736      840,753,513       --          11,832,175     47,153,653     61,201,834
                           -----------   -------------  ---------------  ------------  -------------  -------------  -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --          (21,467,576)     (15,814,324)       28,618    (12,308,828)    (1,978,162)    (2,405,375)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            3    (589,490,409)  (1,067,647,193)    2,446,885   (101,797,175)  (105,603,271)  (115,204,264)
                           -----------   -------------  ---------------  ------------  -------------  -------------  -------------
    Net gain (loss) on
     investments.........            3    (610,957,985)  (1,083,461,517)    2,475,503   (114,106,003)  (107,581,433)  (117,609,639)
                           -----------   -------------  ---------------  ------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $12,583,760   $(301,762,149) $  (261,119,111) $  9,453,731  $(105,262,244) $ (64,206,171) $ (53,229,775)
                           ===========   =============  ===============  ============  =============  =============  =============

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD GLOBAL  HARTFORD SMALL    HARTFORD     HARTFORD GROWTH
                              ADVISERS         COMPANY         MIDCAP        AND INCOME
                              HLS FUND         HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT*     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $    664,750     $   --         $    --         $   --
EXPENSES:
  Mortality and expense
   undertakings..........     (1,225,574)      (3,010,917)     (8,026,334)    (1,517,191)
                            ------------     ------------   -------------   ------------
    Net investment income
     (loss)..............       (560,824)      (3,010,917)     (8,026,334)    (1,517,191)
                            ------------     ------------   -------------   ------------
CAPITAL GAINS INCOME.....      5,768,475       17,448,684      79,684,773      4,754,460
                            ------------     ------------   -------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (981,529)      (5,045,530)     (7,024,837)      (887,756)
  Net unrealized
   appreciation
   (depreciation) of
   Investments during the
   period................    (12,210,950)     (56,625,780)   (103,422,075)   (14,330,224)
                            ------------     ------------   -------------   ------------
    Net gain (loss) on
     investments.........    (13,192,479)     (61,671,310)   (110,446,912)   (15,217,980)
                            ------------     ------------   -------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (7,984,828)    $(47,233,543)  $ (38,788,473)  $(11,980,711)
                            ============     ============   =============   ============

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                            HARTFORD    HARTFORD GLOBAL  SMITH BARNEY  SMITH BARNEY  SMITH BARNEY     BB&T         AMSOUTH
                           HIGH YIELD       LEADERS          CASH      APPRECIATION   GOVERNMENT   GROWTH AND   EQUITY INCOME
                            HLS FUND       HLS FUND       PORTFOLIO        FUND          FUND      INCOME FUND      FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ---------------  ------------  ------------  ------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $  31,161    $    836,999      $13,796       $  1,148       $1,045      $ 628,765   $  1,216,833
EXPENSES:
  Mortality and expense
   undertakings..........    (606,774)     (1,974,683)      (3,615)        (2,103)        (289)      (537,834)    (1,084,009)
                            ---------    ------------      -------       --------       ------      ---------   ------------
    Net investment income
     (loss)..............    (575,613)     (1,137,684)      10,181           (955)         756         90,931        132,824
                            ---------    ------------      -------       --------       ------      ---------   ------------
CAPITAL GAINS INCOME.....      --           1,703,521       --              4,398       --             --            --
                            ---------    ------------      -------       --------       ------      ---------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      46,428      (1,619,881)      --               (143)      --            (22,602)    (1,745,983)
  Net unrealized
   appreciation
   (depreciation) of
   Investments during the
   period................     303,875     (29,761,833)      --            (12,797)      --           (297,791)   (10,370,920)
                            ---------    ------------      -------       --------       ------      ---------   ------------
    Net gain (loss) on
     investments.........     350,303     (31,381,714)      --            (12,940)      --           (320,393)   (12,116,903)
                            ---------    ------------      -------       --------       ------      ---------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(225,310)   $(30,815,877)     $10,181       $ (9,497)      $  756      $(229,462)  $(11,984,079)
                            =========    ============      =======       ========       ======      =========   ============

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            EVERGREEN VA   EVERGREEN VA
                           CAPITAL GROWTH  INTERNATIONAL
                                FUND        GROWTH FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**
                           --------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   137,035     $   193,919
EXPENSES:
  Mortality and expense
   undertakings..........      (313,724)       (262,928)
                            -----------     -----------
    Net investment income
     (loss)..............      (176,689)        (69,009)
                            -----------     -----------
CAPITAL GAINS INCOME.....       297,917       1,705,221
                            -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        13,411        (463,659)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,047,969)     (5,748,651)
                            -----------     -----------
    Net gain (loss) on
     investments.........    (4,034,558)     (6,212,310)
                            -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(3,913,330)    $(4,576,098)
                            ===========     ===========

  * Formerly Mitchell Hutchins Series Trust Tactical Allocation Portfolio. Change effective July 24, 2001.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund Sub-Account, Mentor VIP Perpetual International Fund Sub-Account, and Mentor VIP VA Growth Fund Sub-Account, merged with Evergreen VA Capital Growth Fund Sub-Account, Evergreen VA Perpetual International Fund Sub-Account, and Evergreen VA Growth Fund Sub-Account, respectively.
*** Effective October 26, 2001, Brinson Growth & Income Portfolio and Brinson Strategic Income Portfolio merged with Alliance VP Growth & Income Portfolio and Alliance VP Global Bond Portfolio, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                           EVERGREEN VA                                           BRINSON SERIES TRUST  HUNTINGTON VA     AMSOUTH
                              GROWTH      ALLIANCE VP GROWTH  ALLIANCE VP GLOBAL  TACTICAL ALLOCATION   INCOME EQUITY  SELECT EQUITY
                               FUND       & INCOME PORTFOLIO    BOND PORTFOLIO         PORTFOLIO            FUND           FUND
                           SUB-ACCOUNT**    SUB-ACCOUNT***      SUB-ACCOUNT***        SUB-ACCOUNT*       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------------  ------------------  --------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   --           $    42,464           $ 35,795           $   698,268         $ 42,276      $   53,262
EXPENSES:
  Mortality and expense
   undertakings..........      (189,140)         (51,134)           (11,555)             (440,812)         (30,813)       (133,872)
                            -----------      -----------           --------           -----------         --------      ----------
    Net investment income
     (loss)..............      (189,140)          (8,670)            24,240               257,456           11,463         (80,610)
                            -----------      -----------           --------           -----------         --------      ----------
CAPITAL GAINS INCOME.....     2,618,309        1,098,106           --                   1,934,023           --             --
                            -----------      -----------           --------           -----------         --------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       232,775            6,810            (30,263)             (200,260)             521          (3,440)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,146,747)      (1,150,631)           (44,243)           (7,246,506)         (26,898)      1,339,962
                            -----------      -----------           --------           -----------         --------      ----------
    Net gain (loss) on
     investments.........    (3,913,972)      (1,143,821)           (74,506)           (7,446,766)         (26,377)      1,336,522
                            -----------      -----------           --------           -----------         --------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,484,803)     $   (54,385)          $(50,266)          $(5,255,287)        $(14,914)     $1,255,912
                            ===========      ===========           ========           ===========         ========      ==========

  * Formerly Mitchell Hutchins Series Trust Tactical Allocation Portfolio. Change effective July 24, 2001.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund Sub-Account, Mentor VIP Perpetual International Fund Sub-Account, and Mentor VIP VA Growth Fund Sub-Account, merged with Evergreen VA Capital Growth Fund Sub-Account, Evergreen VA Perpetual International Fund Sub-Account, and Evergreen VA Growth Fund Sub-Account, respectively.
*** Effective October 26, 2001, Brinson Growth & Income Portfolio and Brinson Strategic Income Portfolio merged with Alliance VP Growth & Income Portfolio and Alliance VP Global Bond Portfolio, respectively.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           EVERGREEN VA
                            FOUNDATION   EVERGREEN VA
                               FUND       OMEGA FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------
INVESTMENT INCOME:
  Dividends..............   $  59,821    $   --
EXPENSES:
  Mortality and expense
   undertakings..........     (29,055)      (137,324)
                            ---------    -----------
    Net investment income
     (loss)..............      30,766       (137,324)
                            ---------    -----------
CAPITAL GAINS INCOME.....      --            --
                            ---------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (641)      (110,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (211,047)    (1,585,488)
                            ---------    -----------
    Net gain (loss) on
     investments.........    (211,688)    (1,695,516)
                            ---------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(180,922)   $(1,832,840)
                            =========    ===========

  * Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                            EVERGREEN VA   HARTFORD GLOBAL  HARTFORD GLOBAL  MERRILL LYNCH   MERRILL LYNCH          OFFIT
                           SPECIAL EQUITY      HEALTH         TECHNOLOGY     GLOBAL GROWTH  LARGE CAP GROWTH  VIF -- HIGH YIELD
                                FUND          HLS FUND         HLS FUND       FOCUS FUND       FOCUS FUND           FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT*       SUB-ACCOUNT
                           --------------  ---------------  ---------------  -------------  ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $--            $  --           $   --            $    605         $     6            $11,527
EXPENSES:
  Mortality and expense
   undertakings..........       (8,192)        (760,944)         (422,377)         (940)           (523)            (1,708)
                              --------       ----------      ------------      --------         -------            -------
    Net investment income
     (loss)..............       (8,192)        (760,944)         (422,377)         (335)           (517)             9,819
                              --------       ----------      ------------      --------         -------            -------
CAPITAL GAINS INCOME.....      --               --               --              --             --                 --
                              --------       ----------      ------------      --------         -------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (8,455)        (328,172)         (963,284)      (10,526)              4                 14
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (37,137)       2,824,491        (8,903,049)      (14,950)         (1,942)            (7,778)
                              --------       ----------      ------------      --------         -------            -------
    Net gain (loss) on
     investments.........      (45,592)       2,496,319        (9,866,333)      (25,476)         (1,938)            (7,764)
                              --------       ----------      ------------      --------         -------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(53,784)      $1,735,375      $(10,288,710)     $(25,811)        $(2,455)           $ 2,055
                              ========       ==========      ============      ========         =======            =======

  * Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           ARMADA ADVANTAGE    ARMADA ADVANTAGE
                            EQUITY GROWTH    INTERNATIONAL EQUITY
                                 FUND                FUND
                             SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------  --------------------
INVESTMENT INCOME:
  Dividends..............     $     201           $--
EXPENSES:
  Mortality and expense
   undertakings..........       (11,167)             (8,909)
                              ---------           ---------
    Net investment income
     (loss)..............       (10,966)             (8,909)
CAPITAL GAINS INCOME.....       --                   99,217
                              ---------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (3,029)             (7,507)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (117,739)           (283,506)
                              ---------           ---------
    Net gain (loss) on
     investments.........      (120,768)           (291,013)
                              ---------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(131,734)          $(200,705)
                              =========           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                           ARMADA ADVANTAGE  PRUDENTIAL   PRUDENTIAL    WACHOVIA     WACHOVIA       WACHOVIA
                            MID CAP GROWTH   20/20 FOCUS   JENNISON     BALANCED      EQUITY     SPECIAL VALUES
                                 FUND         PORTFOLIO    PORTFOLIO     FUND II      FUND II       FUND II
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -----------  -----------  -----------  -----------  --------------
INVESTMENT INCOME:
  Dividends..............     $ --             $   727     $       1    $   6,194    $     714      $   133
EXPENSES:
  Mortality and expense
   undertakings..........        (9,358)        (3,032)      (22,235)     (49,367)     (16,543)      (3,582)
                              ---------        -------     ---------    ---------    ---------      -------
    Net investment income
     (loss)..............        (9,358)        (2,305)      (22,234)     (43,173)     (15,829)      (3,449)
CAPITAL GAINS INCOME.....       390,021          3,013        13,512       --           --              165
                              ---------        -------     ---------    ---------    ---------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (18,981)         1,008        (3,130)      (1,088)       1,269         (165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (507,859)        (5,190)     (242,660)    (238,399)    (221,108)      49,583
                              ---------        -------     ---------    ---------    ---------      -------
    Net gain (loss) on
     investments.........      (526,840)        (4,182)     (245,790)    (239,487)    (219,839)      49,418
                              ---------        -------     ---------    ---------    ---------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(146,177)       $(3,474)    $(254,512)   $(282,660)   $(235,668)     $46,134
                              =========        =======     =========    =========    =========      =======

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                           HARTFORD GLOBAL   HARTFORD GLOBAL
                           HARTFORD FOCUS  COMMUNICATIONS   FINANCIAL SERVICES
                              HLS FUND        HLS FUND           HLS FUND
                            SUB-ACCOUNT*    SUB-ACCOUNT*       SUB-ACCOUNT*
                           --------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ 17,630        $  5,863           $ 10,616
EXPENSES:
  Mortality and expense
   undertakings..........      (44,025)         (3,741)            (9,387)
                              --------        --------           --------
    Net investment income
     (loss)..............      (26,395)          2,122              1,229
                              --------        --------           --------
CAPITAL GAINS INCOME.....      --              --                --
                              --------        --------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           64         (11,626)           (17,514)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      633,448         (45,386)           (14,082)
                              --------        --------           --------
    Net gain (loss) on
     investments.........      633,512         (57,012)           (31,596)
                              --------        --------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $607,117        $(54,890)          $(30,367)
                              ========        ========           ========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, February 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                 HARTFORD          HARTFORD
                              INTERNATIONAL      INTERNATIONAL    HARTFORD                       VICTORY        VICTORY
                           CAPITAL APPRECIATION  SMALL COMPANY  MIDCAP VALUE  HARTFORD VALUE   DIVERSIFIED   SMALL COMPANY
                                 HLS FUND          HLS FUND       HLS FUND       HLS FUND      STOCK FUND     OPPORTUNITY
                               SUB-ACCOUNT*      SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT**  SUB-ACCOUNT**
                           --------------------  -------------  ------------  --------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............        $  3,028          $  1,402      $   38,864      $ 42,907        $ 1,905        $   72
EXPENSES:
  Mortality and expense
   undertakings..........         (11,161)           (2,068)       (115,323)      (49,532)        (4,158)         (199)
                                 --------          --------      ----------      --------        -------        ------
    Net investment income
     (loss)..............          (8,133)             (666)        (76,459)       (6,625)        (2,253)         (127)
                                 --------          --------      ----------      --------        -------        ------
CAPITAL GAINS INCOME.....        --                  --             --             53,298          1,164        --
                                 --------          --------      ----------      --------        -------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          70,049            (5,511)        (32,235)          617           (719)            2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          30,401           (28,095)      2,328,493       360,621         25,006         2,434
                                 --------          --------      ----------      --------        -------        ------
    Net gain (loss) on
     investments.........         100,450           (33,606)      2,296,258       361,238         24,287         2,436
                                 --------          --------      ----------      --------        -------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $ 92,317          $(34,272)     $2,219,799      $407,911        $23,198        $2,309
                                 ========          ========      ==========      ========        =======        ======


                           AMSOUTH CAPITAL
                             GROWTH FUND
                            SUB-ACCOUNT*
                           ---------------
INVESTMENT INCOME:
  Dividends..............     $--
EXPENSES:
  Mortality and expense
   undertakings..........       (8,435)
                              --------
    Net investment income
     (loss)..............       (8,435)
                              --------
CAPITAL GAINS INCOME.....      --
                              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (7,314)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (43,546)
                              --------
    Net gain (loss) on
     investments.........      (50,860)
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(59,295)
                              ========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, February 1, 2001 to December 31, 2001.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                   BB&T             BB&T CAPITAL
                           CAPITAL APPRECIATION  MANAGER AGGRESSIVE
                                   FUND             GROWTH FUND
                              SUB-ACCOUNT(A)       SUB-ACCOUNT(B)
                           --------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       --$                   $ 1,777
EXPENSES:
  Mortality and expense
   undertakings..........            (76)              (9,800)
  Net investment income
   (loss)................            (76)              (8,023)
                                  ------              -------
CAPITAL GAINS INCOME.....       --                    --
                                  ------              -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            664                   18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            916               10,986
                                  ------              -------
Net gain (loss) on
 investments.............          1,580               11,004
                                  ------              -------
Net increase (decrease)
 in net assets resulting
 from operations.........         $1,504              $ 2,981
                                  ======              =======

(a)  From inception, October 15, 2001 to December 31, 2001.
(b)  From inception, May 1, 2001 to December 31, 2001.
(c)  From inception, January 29, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                BB&T       PRUDENTIAL JENNISON   FIFTH THIRD    FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN
                           LARGE COMPANY      INTERNATIONAL     QUALITY GROWTH  INTERNATIONAL      LARGE CAP         SMALL CAP
                            GROWTH FUND     GROWTH PORTFOLIO       VIP FUND       PORTFOLIO     GROWTH PORTFOLIO  GROWTH PORTFOLIO
                           SUB-ACCOUNT(A)    SUB-ACCOUNT(B)     SUB-ACCOUNT(C)  SUB-ACCOUNT(B)   SUB-ACCOUNT(B)    SUB-ACCOUNT(A)
                           --------------  -------------------  --------------  --------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $--               $    13           $--             -$-              -$-               --$
EXPENSES:
  Mortality and expense
   undertakings..........         (60)              (210)           (1,101)           (17)             (15)               (6)
  Net investment income
   (loss)................         (60)              (197)           (1,101)           (17)             (15)               (6)
                               ------            -------           -------          -----            -----              ----
CAPITAL GAINS INCOME.....      --               --                  --             --               --                --
                               ------            -------           -------          -----            -----              ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                    (10)             (380)        --               --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,032             (2,753)            6,440           (289)            (220)              324
                               ------            -------           -------          -----            -----              ----
Net gain (loss) on
 investments.............       1,032             (2,763)            6,060           (289)            (220)              324
                               ------            -------           -------          -----            -----              ----
Net increase (decrease)
 in net assets resulting
 from operations.........      $  972            $(2,960)          $ 4,959          $(306)           $(235)             $318
                               ======            =======           =======          =====            =====              ====

(a)  From inception, October 15, 2001 to December 31, 2001.
(b)  From inception, May 1, 2001 to December 31, 2001.
(c)  From inception, January 29, 2001 to December 31, 2001.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FIRST AMERICAN     FIRST HORIZON
                             TECHNOLOGY    CAPITAL APPRECIATION
                             PORTFOLIO          PORTFOLIO
                           SUB-ACCOUNT(A)     SUB-ACCOUNT(B)
                           --------------  --------------------
INVESTMENT INCOME:
  Dividends..............     -$-               --$
EXPENSES:
  Mortality and expense
   undertakings..........        (14)                (54)
                               -----              ------
  Net investment income
   (loss)................        (14)                (54)
                               -----              ------
CAPITAL GAINS INCOME.....     --                --
                               -----              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (347)              3,739
                               -----              ------
    Net gain (loss) on
     investments.........       (347)              3,739
                               -----              ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(361)             $3,685
                               =====              ======

(a)  From inception, January 29, 2001, to December 31, 2001.
(b)  From inception, September 4, 2001, to December 31, 2001.
(c)  From inception, May 1, 2001, to December 31, 2001.
(d)  From inception, October 15, 2001, to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                            FIRST HORIZON    HUNTINGTON VA    HUNTINGTON VA  HUNTINGTON VA   HUNTINGTON VA     PRUDENTIAL
                           GROWTH & INCOME  DIVIDEND CAPTURE   GROWTH FUND      MID CORP      NEW ECONOMY        VALUE
                              PORTFOLIO           FUND            SUB-        AMERICA FUND        FUND         PORTFOLIO
                           SUB-ACCOUNT(B)    SUB-ACCOUNT(D)    ACCOUNT(C)    SUB-ACCOUNT(D)  SUB-ACCOUNT(D)  SUB-ACCOUNT(C)
                           ---------------  ----------------  -------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $   657            $ 45           $--             $--            --$             $   488
EXPENSES:
  Mortality and expense
   undertakings..........       (1,843)            (10)            (670)            (36)            (9)            (489)
                               -------            ----           ------          ------           ----          -------
  Net investment income
   (loss)................       (1,186)             35             (670)            (36)            (9)              (1)
                               -------            ----           ------          ------           ----          -------
CAPITAL GAINS INCOME.....      --               --               --              --             --                5,511
                               -------            ----           ------          ------           ----          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           12          --                    3          --             --                   19
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       23,994             118            1,896           1,526            326           (1,132)
                               -------            ----           ------          ------           ----          -------
    Net gain (loss) on
     investments.........       24,006             118            1,899           1,526            326           (1,113)
                               -------            ----           ------          ------           ----          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $22,820            $153           $1,229          $1,490           $317          $ 4,397
                               =======            ====           ======          ======           ====          =======

(a)  From inception, January 29, 2001, to December 31, 2001.
(b)  From inception, September 4, 2001, to December 31, 2001.
(c)  From inception, May 1, 2001, to December 31, 2001.
(d)  From inception, October 15, 2001, to December 31, 2001.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD       HARTFORD       HARTFORD
                               BOND          STOCK       MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 16,247,100  $  (12,914,618) $  12,577,851
  Capital gains income...       --          191,782,191          5,906
  Net realized gain
   (loss) on security
   transactions..........       (49,951)    (28,612,794)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    16,443,210    (536,659,990)             3
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    32,640,359    (386,405,211)    12,583,760
                           ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    46,204,672      99,021,295     70,195,601
  Net transfers..........   216,487,924     (17,373,401)   284,593,678
  Surrenders for benefit
   payments and fees.....   (57,830,291)   (259,498,428)  (190,464,012)
  Net annuity
   transactions..........       143,705        (254,094)       (22,509)
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   205,006,010    (178,104,628)   164,302,758
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets.........   237,646,369    (564,509,839)   176,886,518
NET ASSETS:
  Beginning of period....   388,718,800   2,896,090,252    438,456,567
                           ------------  --------------  -------------
  End of period..........  $626,365,169  $2,331,580,413  $ 615,343,085
                           ============  ==============  =============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             HARTFORD       HARTFORD       HARTFORD
                               BOND          STOCK       MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ (2,957,967) $  (18,821,648) $  18,873,832
  Capital gains income...       --          343,352,021        (11,710)
  Net realized gain
   (loss) gain on
   security
   transactions..........      (616,245)       (766,074)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    41,022,331    (584,480,292)      --
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    37,448,119    (260,715,993)    18,862,122
                           ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    15,619,853     180,149,212     48,051,252
  Net transfers..........     1,250,470      97,309,380     86,955,502
  Surrenders for benefit
   payments and fees.....   (45,480,186)   (313,297,115)  (131,578,097)
  Net annuity
   transactions..........       299,610         970,043        128,333
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (28,310,253)    (34,868,480)     3,556,990
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets.........     9,137,866    (295,584,473)    22,419,112
NET ASSETS:
  Beginning of period....   379,580,934   3,191,674,725    416,037,455
                           ------------  --------------  -------------
  End of period..........  $388,718,800  $2,896,090,252  $ 438,456,567
                           ============  ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                              HARTFORD        HARTFORD                     HARTFORD       HARTFORD
                              HARTFORD         CAPITAL        MORTGAGE      HARTFORD     INTERNATIONAL  DIVIDEND AND
                              ADVISERS      APPRECIATION     SECURITIES       INDEX      OPPORTUNITIES     GROWTH
                              HLS FUND        HLS FUND        HLS FUND      HLS FUND       HLS FUND       HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ---------------  ------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   74,282,100  $   (18,411,107) $  6,978,228  $  (2,988,416) $  (3,778,391) $   3,178,030
  Capital gains income...     234,913,736      840,753,513       --          11,832,175     47,153,653     61,201,834
  Net realized gain
   (loss) on security
   transactions..........     (21,467,576)     (15,814,324)       28,618    (12,308,828)    (1,978,162)    (2,405,375)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (589,490,409)  (1,067,647,193)    2,446,885   (101,797,175)  (105,603,271)  (115,204,264)
                           --------------  ---------------  ------------  -------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (301,762,149)    (261,119,111)    9,453,731   (105,262,244)   (64,206,171)   (53,229,775)
                           --------------  ---------------  ------------  -------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     159,059,594      155,562,298    10,060,996     22,362,277      8,171,214     52,945,932
  Net transfers..........      13,368,648       94,155,415    46,086,312     (9,223,275)   (17,460,295)    82,259,297
  Surrenders for benefit
   payments and fees.....    (598,652,895)    (281,337,029)  (26,131,477)   (70,174,643)   (47,270,899)   (85,353,800)
  Net annuity
   transactions..........        (213,386)         224,983       124,197        (57,298)       110,792       (343,483)
                           --------------  ---------------  ------------  -------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (426,438,039)     (31,394,333)   30,140,028    (57,092,939)   (56,449,188)    49,507,946
                           --------------  ---------------  ------------  -------------  -------------  -------------
  Net increase (decrease)
   in net assets.........    (728,200,188)    (292,513,444)   39,593,759   (162,355,183)  (120,655,359)    (3,721,829)
NET ASSETS:
  Beginning of period....   5,164,131,227    3,122,830,443   148,976,235    778,293,037    407,177,052    970,218,702
                           --------------  ---------------  ------------  -------------  -------------  -------------
  End of period..........  $4,435,931,039  $ 2,830,316,999  $188,569,994  $ 615,937,854  $ 286,521,693  $ 966,496,873
                           ==============  ===============  ============  =============  =============  =============

                                              HARTFORD       HARTFORD                    HARTFORD       HARTFORD
                              HARTFORD        CAPITAL        MORTGAGE      HARTFORD    INTERNATIONAL  DIVIDEND AND
                              ADVISERS      APPRECIATION    SECURITIES      INDEX      OPPORTUNITIES     GROWTH
                              HLS FUND        HLS FUND       HLS FUND      HLS FUND      HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  --------------  ------------  ------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  (25,143,668) $  (17,942,874) $   (816,628) $ (4,361,088) $     691,591  $  3,894,417
  Capital gains income...     476,605,449     416,785,639       --          8,315,961     53,766,280    86,688,892
  Net realized gain
   (loss) gain on
   security
   transactions..........       8,202,368       1,306,785      (421,462)     (106,193)     7,705,154       597,927
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (567,251,227)    (83,251,551)   14,022,526   (96,678,007)  (144,862,518)   (8,531,190)
                           --------------  --------------  ------------  ------------  -------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (107,587,078)    316,897,999    12,784,436   (92,829,327)   (82,699,493)   82,650,046
                           --------------  --------------  ------------  ------------  -------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     203,695,622     175,971,527     2,616,624    51,861,403     22,305,937    29,889,528
  Net transfers..........      41,608,391     281,913,824    (5,544,668)   26,213,951     14,161,666   (57,048,906)
  Surrenders for benefit
   payments and fees.....    (682,041,813)   (319,237,958)  (31,013,914)  (80,843,884)   (54,902,612)  (79,563,726)
  Net annuity
   transactions..........       2,603,665       1,655,616         1,583       209,616        218,601       659,695
                           --------------  --------------  ------------  ------------  -------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (434,134,135)    140,303,009   (33,940,375)   (2,558,914)   (18,216,408) (106,063,409)
                           --------------  --------------  ------------  ------------  -------------  ------------
  Net increase (decrease)
   in net assets.........    (541,721,213)    457,201,008   (21,155,939)  (95,388,241)  (100,915,901)  (23,413,363)
NET ASSETS:
  Beginning of period....   5,705,852,440   2,665,629,435   170,132,174   873,681,278    508,092,953   993,632,065
                           --------------  --------------  ------------  ------------  -------------  ------------
  End of period..........  $5,164,131,227  $3,122,830,443  $148,976,235  $778,293,037  $ 407,177,052  $970,218,702
                           ==============  ==============  ============  ============  =============  ============

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              HARTFORD        HARTFORD       HARTFORD
                           GLOBAL ADVISERS  SMALL COMPANY     MIDCAP
                              HLS FUND        HLS FUND       HLS FUND
                            SUB-ACCOUNT*     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (560,824)   $ (3,010,917)  $  (8,026,334)
  Capital gains income...      5,768,475      17,448,684      79,684,773
  Net realized gain
   (loss) on security
   transactions..........       (981,529)     (5,045,530)     (7,024,837)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (12,210,950)    (56,625,780)   (103,422,075)
                            ------------    ------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (7,984,828)    (47,233,543)    (38,788,473)
                            ------------    ------------   -------------
UNIT TRANSACTIONS:
  Purchases..............      4,039,616      11,868,543      38,857,387
  Net transfers..........     (3,990,072)     (1,478,792)     17,727,583
  Surrenders for benefit
   payments and fees.....     (8,082,247)    (18,964,548)    (46,490,975)
  Net annuity
   transactions..........         (2,752)         73,277         268,529
                            ------------    ------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (8,035,455)     (8,501,520)     10,362,524
                            ------------    ------------   -------------
  Net increase (decrease)
   in net assets.........    (16,020,283)    (55,735,063)    (28,425,949)
NET ASSETS:
  Beginning of period....    107,261,110     290,921,800     658,896,878
                            ------------    ------------   -------------
  End of period..........   $ 91,240,827    $235,186,737   $ 630,470,929
                            ============    ============   =============

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             HARTFORD
                           INTERNATIONAL    HARTFORD       HARTFORD
                             ADVISERS     SMALL COMPANY     MIDCAP
                             HLS FUND       HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  4,873,803   $ (3,967,469)  $ (6,186,659)
  Capital gains income...     7,468,602     38,063,850     20,945,910
  Net realized gain
   (loss) on security
   transactions..........         2,790        894,487        132,504
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (21,258,200)   (86,813,000)    60,279,543
                           ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (8,913,005)   (51,822,132)    75,171,298
                           ------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     8,665,618     38,462,445     81,349,399
  Net transfers..........     7,903,234     77,325,355    284,437,116
  Surrenders for benefit
   payments and fees.....    (9,569,820)   (27,353,620)   (42,187,846)
  Net annuity
   transactions..........        34,315        284,860        438,851
                           ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,033,347     88,719,040    324,037,520
                           ------------   ------------   ------------
  Net increase (decrease)
   in net assets.........    (1,879,658)    36,896,908    399,208,818
NET ASSETS:
  Beginning of period....   109,140,768    254,024,892    259,688,060
                           ------------   ------------   ------------
  End of period..........  $107,261,110   $290,921,800   $658,896,878
                           ============   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                             HARTFORD
                              GROWTH      HARTFORD       HARTFORD     SMITH BARNEY  SMITH BARNEY                        BB&T
                            AND INCOME   HIGH YIELD   GLOBAL LEADERS      CASH      APPRECIATION   SMITH BARNEY      GROWTH AND
                             HLS FUND     HLS FUND       HLS FUND      PORTFOLIO        FUND      GOVERNMENT FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------  --------------  ------------  ------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ (1,517,191) $  (575,613)  $ (1,137,684)    $ 10,181      $   (955)       $   756       $    90,931
  Capital gains income...     4,754,460      --           1,703,521       --             4,398        --                --
  Net realized gain
   (loss) on security
   transactions..........      (887,756)      46,428     (1,619,881)      --              (143)       --                (22,602)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (14,330,224)     303,875    (29,761,833)      --           (12,797)       --               (297,791)
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (11,980,711)    (225,310)   (30,815,877)      10,181        (9,497)           756          (229,462)
                           ------------  -----------   ------------     --------      --------        -------       -----------
UNIT TRANSACTIONS:
  Purchases..............    14,825,599    7,935,695     12,171,462       --            --            --              6,390,474
  Net transfers..........     8,493,283   25,678,661     (2,081,524)      --            --            --             14,073,343
  Surrenders for benefit
   payments and fees.....    (9,817,141)  (5,869,041)   (11,397,228)     (75,387)       (4,293)        (1,993)       (3,015,082)
  Net annuity
   transactions..........        71,641       77,923        134,280       --            --            --                --
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    13,573,382   27,823,238     (1,173,010)     (75,387)       (4,293)        (1,993)       17,448,735
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets.........     1,592,671   27,597,928    (31,988,887)     (65,206)      (13,790)        (1,237)       17,219,273
NET ASSETS:
  Beginning of period....   118,401,327   28,105,389    176,379,458      400,080       218,364         28,527        35,316,515
                           ------------  -----------   ------------     --------      --------        -------       -----------
  End of period..........  $119,993,998  $55,703,317   $144,390,571     $334,874      $204,574        $27,290       $52,535,788
                           ============  ===========   ============     ========      ========        =======       ===========


                              AMSOUTH
                           EQUITY INCOME
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $    132,824
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (1,745,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (10,370,920)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (11,984,079)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    14,435,746
  Net transfers..........    (3,728,150)
  Surrenders for benefit
   payments and fees.....    (6,981,587)
  Net annuity
   transactions..........        (6,509)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,719,500
                           ------------
  Net increase (decrease)
   in net assets.........    (8,264,579)
NET ASSETS:
  Beginning of period....    85,733,166
                           ------------
  End of period..........  $ 77,468,587
                           ============

                             HARTFORD
                              GROWTH      HARTFORD       HARTFORD     SMITH BARNEY  SMITH BARNEY                        BB&T
                            AND INCOME   HIGH YIELD   GLOBAL LEADERS      CASH      APPRECIATION   SMITH BARNEY      GROWTH AND
                             HLS FUND     HLS FUND       HLS FUND      PORTFOLIO        FUND      GOVERNMENT FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------  --------------  ------------  ------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   (909,831) $ 1,790,346   $   (953,998)    $ 20,323      $     84        $ 1,500       $   673,477
  Capital gains income...     1,683,512      --             857,478       --            16,517        --              1,061,622
  Net realized gain
   (loss) on security
   transactions..........       (63,860)       5,476       (356,127)      --               (37)       --                  6,500
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (8,637,639)  (1,735,269)   (17,093,448)      --           (17,127)       --                638,167
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (7,927,818)      60,553    (17,546,095)      20,323          (563)         1,500         2,379,766
                           ------------  -----------   ------------     --------      --------        -------       -----------
UNIT TRANSACTIONS:
  Purchases..............    22,373,086    3,641,413     39,056,020       --            --            --              3,825,686
  Net transfers..........    47,646,289    8,759,466    112,886,420       --            --            --              3,117,514
  Surrenders for benefit
   payments and fees.....    (8,045,089)  (1,891,418)   (10,998,386)     (90,958)       (4,611)        (4,275)       (2,024,275)
  Net annuity
   transactions..........        53,743       33,944        140,427       --            --            --                --
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    62,028,029   10,543,405    141,084,481      (90,958)       (4,611)        (4,275)        4,918,925
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets.........    54,100,211   10,603,958    123,538,386      (70,635)       (5,174)        (2,775)        7,298,691
NET ASSETS:
  Beginning of period....    64,301,116   17,501,431     52,841,072      470,715       223,538         31,302        28,017,824
                           ------------  -----------   ------------     --------      --------        -------       -----------
  End of period..........  $118,401,327  $28,105,389   $176,379,458     $400,080      $218,364        $28,527       $35,316,515
                           ============  ===========   ============     ========      ========        =======       ===========


                              AMSOUTH
                           EQUITY INCOME
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   124,066
  Capital gains income...       802,139
  Net realized gain
   (loss) on security
   transactions..........        (6,646)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,388,408)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (4,468,849)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............    33,811,244
  Net transfers..........    26,482,548
  Surrenders for benefit
   payments and fees.....    (5,812,390)
  Net annuity
   transactions..........        (7,768)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    54,473,634
                            -----------
  Net increase (decrease)
   in net assets.........    50,004,785
NET ASSETS:
  Beginning of period....    35,728,381
                            -----------
  End of period..........   $85,733,166
                            ===========

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            EVERGREEN VA       EVERGREEN VA
                           CAPITAL GROWTH  INTERNATIONAL GROWTH
                                FUND               FUND
                           SUB-ACCOUNT**      SUB-ACCOUNT**
                           --------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (176,689)       $   (69,009)
  Capital gains income...       297,917          1,705,221
  Net realized gain
   (loss) on security
   transactions..........        13,411           (463,659)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,047,969)        (5,748,651)
                            -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,913,330)        (4,576,098)
                            -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     2,953,130            860,184
  Net transfers..........       221,937         (1,489,442)
  Surrenders for benefit
   payments and fees.....    (2,441,287)        (1,296,907)
  Net annuity
   transactions..........        (5,875)            (5,516)
                            -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       727,905         (1,931,681)
                            -----------        -----------
  Net increase (decrease)
   in net assets.........    (3,185,425)        (6,507,779)
NET ASSETS:
  Beginning of period....    26,733,207         24,232,686
                            -----------        -----------
  End of period..........   $23,547,782        $17,724,907
                            ===========        ===========

  * Formerly Mitchell Hutchins Series Trust Tactical Allocation Portfolio. Change effective July 24, 2001.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund Sub-Account, Mentor VIP Perpetual International Fund Sub-Account, and Mentor VIP VA Growth Fund Sub-Account, merged with Evergreen VA Capital Growth Fund Sub-Account, Evergreen VA Perpetual International Fund Sub-Account, and Evergreen VA Growth Fund Sub-Account, respectively.
*** Effective October 26, 2001, Brinson Growth & Income Portfolio and Brinson Strategic Income Portfolio merged with Alliance VP Growth & Income Portfolio and Alliance VP Global Bond Portfolio, respectively.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             MENTOR VIP          MENTOR VIP
                           CAPITAL GROWTH  PERPETUAL INTERNATIONAL
                                FUND                FUND
                            SUB-ACCOUNT          SUB-ACCOUNT
                           --------------  -----------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (293,930)         $  (316,083)
  Capital gains income...       752,010            2,064,494
  Net realized gain
   (loss) on security
   transactions..........        27,047              (24,301)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     3,230,103           (5,614,471)
                            -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,715,230           (3,890,361)
                            -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............     1,482,561            2,967,377
  Net transfers..........      (721,882)           3,743,394
  Surrenders for benefit
   payments and fees.....    (2,527,153)          (1,408,286)
  Net annuity
   transactions..........        56,007               65,139
                            -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,710,467)           5,367,624
                            -----------          -----------
  Net increase in net
   assets................     2,004,763            1,477,263
NET ASSETS:
  Beginning of period....    24,728,444           22,755,423
                            -----------          -----------
  End of period..........   $26,733,207          $24,232,686
                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                           EVERGREEN VA                                           BRINSON SERIES TRUST  HUNTINGTON VA     AMSOUTH
                              GROWTH      ALLIANCE VP GROWTH  ALLIANCE VP GLOBAL  TACTICAL ALLOCATION   INCOME EQUITY  SELECT EQUITY
                               FUND       & INCOME PORTFOLIO    BOND PORTFOLIO         PORTFOLIO            FUND           FUND
                           SUB-ACCOUNT**    SUB-ACCOUNT***      SUB-ACCOUNT***        SUB-ACCOUNT*       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------------  ------------------  --------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (189,140)     $    (8,670)         $   24,240          $   257,456        $   11,463     $   (80,610)
  Capital gains income...     2,618,309        1,098,106            --                  1,934,023           --              --
  Net realized gain
   (loss) on security
   transactions..........       232,775            6,810             (30,263)            (200,260)              521          (3,440)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,146,747)      (1,150,631)            (44,243)          (7,246,506)          (26,898)      1,339,962
                            -----------      -----------          ----------          -----------        ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,484,803)         (54,385)            (50,266)          (5,255,287)          (14,914)      1,255,912
                            -----------      -----------          ----------          -----------        ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       780,694          140,959            --                  3,194,654         1,183,977       3,418,995
  Net transfers..........    (1,220,546)          99,482            (186,559)           5,310,957           976,614      11,100,165
  Surrenders for benefit
   payments and fees.....      (839,120)        (835,915)           (276,061)          (3,303,265)         (238,184)       (785,537)
  Net annuity
   transactions..........        (3,700)        --                  --                      7,800           --              --
                            -----------      -----------          ----------          -----------        ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,282,672)        (595,474)           (462,620)           5,210,146         1,922,407      13,733,623
                            -----------      -----------          ----------          -----------        ----------     -----------
  Net increase (decrease)
   in net assets.........    (2,767,475)        (649,859)           (512,886)             (45,141)        1,907,493      14,989,535
NET ASSETS:
  Beginning of period....    17,362,010        4,360,818           1,237,997           34,299,099         1,401,102       4,395,110
                            -----------      -----------          ----------          -----------        ----------     -----------
  End of period..........   $14,594,535      $ 3,710,959          $  725,111          $34,253,958        $3,308,595     $19,384,645
                            ===========      ===========          ==========          ===========        ==========     ===========

                           MENTOR VIP VA                                                         MITCHELL HUTCHINS   HUNTINGTON VA
                              GROWTH      MITCHELL HUTCHINS GROWTH      MITCHELL HUTCHINS       TACTICAL ALLOCATION  INCOME EQUITY
                               FUND         AND INCOME PORTFOLIO    STRATEGIC INCOME PORTFOLIO       PORTFOLIO           FUND
                            SUB-ACCOUNT         SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ------------------------  --------------------------  -------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (222,527)         $  (39,904)                $   36,811              $  (367,440)      $   19,278
  Capital gains income...       --                  273,613                 --                          544,698          --
  Net realized gain
   (loss) on security
   transactions..........        58,047              (2,779)                        70                  (14,851)             736
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,859,582            (503,789)                   (41,298)              (1,260,916)          45,128
                            -----------          ----------                 ----------              -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,695,102            (272,859)                    (4,417)              (1,098,509)          65,142
                            -----------          ----------                 ----------              -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       788,828             561,640                    270,831                7,156,277          213,967
  Net transfers..........     1,392,643             278,759                   (125,205)               7,374,195          927,540
  Surrenders for benefit
   payments and fees.....      (983,436)           (228,782)                   (56,746)                (929,939)         (34,302)
  Net annuity
   transactions..........        36,860          --                         --                           27,805          --
                            -----------          ----------                 ----------              -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,234,895             611,617                     88,880               13,628,338        1,107,205
                            -----------          ----------                 ----------              -----------       ----------
  Net increase in net
   assets................     2,929,997             338,758                     84,463               12,529,829        1,172,347
NET ASSETS:
  Beginning of period....    14,432,013           4,022,060                  1,153,534               21,769,270          228,755
                            -----------          ----------                 ----------              -----------       ----------
  End of period..........   $17,362,010          $4,360,818                 $1,237,997              $34,299,099       $1,401,102
                            ===========          ==========                 ==========              ===========       ==========

                              AMSOUTH
                           SELECT EQUITY
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (7,362)
  Capital gains income...        3,734
  Net realized gain
   (loss) on security
   transactions..........       17,325
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      472,640
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      486,337
                            ----------
UNIT TRANSACTIONS:
  Purchases..............    2,008,027
  Net transfers..........     (280,436)
  Surrenders for benefit
   payments and fees.....     (294,850)
  Net annuity
   transactions..........
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,432,741
                            ----------
  Net increase in net
   assets................    1,919,078
NET ASSETS:
  Beginning of period....    2,476,032
                            ----------
  End of period..........   $4,395,110
                            ==========

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           EVERGREEN VA  EVERGREEN VA
                            FOUNDATION      OMEGA
                               FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   30,766   $  (137,324)
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........         (641)     (110,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (211,047)   (1,585,488)
                            ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (180,922)   (1,832,840)
                            ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      709,530     2,820,812
  Net transfers..........    1,060,825     1,888,558
  Surrenders for benefit
   payments and fees.....      (50,646)     (469,495)
  Net annuity
   transactions..........      --             (1,298)
                            ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,719,709     4,238,577
                            ----------   -----------
  Net increase (decrease)
   in net assets.........    1,538,787     2,405,737
NET ASSETS:
  Beginning of period....    1,290,311     8,788,671
                            ----------   -----------
  End of period..........   $2,829,098   $11,194,408
                            ==========   ===========

  * Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective May 1, 2001.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           EVERGREEN VA  EVERGREEN VA
                            FOUNDATION      OMEGA
                               FUND          FUND
                           SUB-ACCOUNT*  SUB-ACCOUNT*
                           ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   13,821   $   (44,973)
  Capital gains income...          364        21,854
  Net realized gain
   (loss) on security
   transactions..........           13        (4,793)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (58,900)   (2,246,636)
                            ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (44,702)   (2,274,548)
                            ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      767,378     5,022,670
  Net transfers..........      622,096     6,400,175
  Surrenders for benefit
   payments and fees.....      (54,461)     (378,512)
  Net annuity
   transactions..........      --             18,886
                            ----------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....    1,335,013    11,063,219
                            ----------   -----------
  Net increase in net
   assets................    1,290,311     8,788,671
NET ASSETS:
  Beginning of period....      --            --
                            ----------   -----------
  End of period..........   $1,290,311   $ 8,788,671
                            ==========   ===========

  *  From inception, February 1, 2000 to December 31, 2000.
 **  From inception, May 1, 2000 to December 31, 2000.
***  From inception, November 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                                                                                                 OFFIT
                            EVERGREEN VA   HARTFORD GLOBAL  HARTFORD GLOBAL  MERRILL LYNCH   MERRILL LYNCH    VIF -- HIGH
                           SPECIAL EQUITY    HEALTH HLS     TECHNOLOGY HLS   GLOBAL GROWTH  LARGE CAP GROWTH     YIELD
                                FUND            FUND             FUND         FOCUS FUND       FOCUS FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT*    SUB-ACCOUNT
                           --------------  ---------------  ---------------  -------------  ----------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $ (8,192)      $  (760,944)    $   (422,377)     $   (335)        $  (517)       $  9,819
  Capital gains income...      --               --               --              --             --               --
  Net realized gain
   (loss) on security
   transactions..........       (8,455)         (328,172)        (963,284)      (10,526)              4              14
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (37,137)        2,824,491       (8,903,049)      (14,950)         (1,942)         (7,778)
                              --------       -----------     ------------      --------         -------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (53,784)        1,735,375      (10,288,710)      (25,811)         (2,455)          2,055
                              --------       -----------     ------------      --------         -------        --------
UNIT TRANSACTIONS:
  Purchases..............      146,025        10,250,871        4,548,034        --               2,400             525
  Net transfers..........      127,067        22,163,815       16,159,154        (5,094)         37,547         254,082
  Surrenders for benefit
   payments and fees.....      (37,985)       (4,344,126)      (3,116,597)      (10,796)           (940)        (16,546)
  Net annuity
   transactions..........       (2,180)           29,762           29,741        --             --               --
                              --------       -----------     ------------      --------         -------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      232,927        28,100,322       17,620,332       (15,890)         39,007         238,061
                              --------       -----------     ------------      --------         -------        --------
  Net increase (decrease)
   in net assets.........      179,143        29,835,697        7,331,622       (41,701)         36,552         240,116
NET ASSETS:
  Beginning of period....      506,022        47,212,520       27,828,787        98,827          25,136          10,249
                              --------       -----------     ------------      --------         -------        --------
  End of period..........     $685,165       $77,048,217     $ 35,160,409      $ 57,126         $61,688        $250,365
                              ========       ===========     ============      ========         =======        ========

                            EVERGREEN VA   HARTFORD GLOBAL  HARTFORD GLOBAL  MERRILL LYNCH                           OFFIT
                           SPECIAL EQUITY    HEALTH HLS     TECHNOLOGY HLS   GLOBAL GROWTH  MERCURY V.I. U.S.  VIF -- HIGH YIELD
                                FUND            FUND             FUND         FOCUS FUND     LARGE CAP FUND          FUND
                            SUB-ACCOUNT*    SUB-ACCOUNT**    SUB-ACCOUNT**    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT***
                           --------------  ---------------  ---------------  -------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $ (2,906)      $   (73,033)    $   (157,119)     $     61          $   (40)           $   117
  Capital gains income...        2,213         1,119,423         --               6,025              316            --
  Net realized gain
   (loss) on security
   transactions..........       (2,391)            6,113          (36,414)       --                   (1)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (46,176)        4,884,989      (13,465,328)      (10,562)          (1,896)                68
                              --------       -----------     ------------      --------          -------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (49,260)        5,937,492      (13,658,861)       (4,476)          (1,621)               185
                              --------       -----------     ------------      --------          -------            -------
UNIT TRANSACTIONS:
  Purchases..............      374,518         8,323,758        8,752,999        19,924            4,380
  Net transfers..........      218,961        33,807,605       33,395,367        83,375           22,382             10,064
  Surrenders for benefit
   payments and fees.....      (66,310)         (856,335)        (670,501)            4               (5)
  Net annuity
   transactions..........       28,113          --                  9,783        --              --
                              --------       -----------     ------------      --------          -------            -------
  Net increase in net
   assets resulting from
   unit transactions.....      555,282        41,275,028       41,487,648       103,303           26,757             10,064
                              --------       -----------     ------------      --------          -------            -------
  Net increase in net
   assets................      506,022        47,212,520       27,828,787        98,827           25,136             10,249
NET ASSETS:
  Beginning of period....      --               --               --              --              --                 --
                              --------       -----------     ------------      --------          -------            -------
  End of period..........     $506,022       $47,212,520     $ 27,828,787      $ 98,827          $25,136            $10,249
                              ========       ===========     ============      ========          =======            =======

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           ARMADA ADVANTAGE    ARMADA ADVANTAGE
                            EQUITY GROWTH    INTERNATIONAL EQUITY
                                 FUND                FUND
                             SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (10,966)         $  (8,909)
  Capital gains income...       --                   99,217
  Net realized gain
   (loss) on security
   transactions..........         (3,029)            (7,507)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (117,739)          (283,506)
                              ----------          ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (131,734)          (200,705)
                              ----------          ---------
UNIT TRANSACTIONS:
  Purchases..............        249,847            155,595
  Net transfers..........        404,225            353,452
  Surrenders for benefit
   payments and fees.....        (63,055)          (101,594)
  Net annuity
   transactions..........       --                 --
                              ----------          ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        591,017            407,453
                              ----------          ---------
  Net increase (decrease)
   in net assets.........        459,283            206,748
NET ASSETS:
  Beginning of period....        551,372            603,252
                              ----------          ---------
  End of period..........     $1,010,655          $ 810,000
                              ==========          =========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           ARMADA ADVANTAGE    ARMADA ADVANTAGE
                            EQUITY GROWTH    INTERNATIONAL EQUITY
                                 FUND                FUND
                            SUB-ACCOUNT(A)      SUB-ACCOUNT(A)
                           ----------------  --------------------
OPERATIONS:
  Net investment
   (loss)................     $   (1,847)         $  (1,656)
  Capital gains income...       --                   53,951
  Net realized gain
   (loss) on security
   transactions..........            (14)                 5
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................        (29,800)           (77,567)
                              ----------          ---------
  Net (decrease) increase
   in net assets
   resulting from
   operations............        (31,661)           (25,267)
                              ----------          ---------
UNIT TRANSACTIONS:
  Purchases..............        377,938            262,131
  Net transfers..........        208,733            370,133
  Surrenders for benefit
   payments and fees.....         (3,638)            (3,745)
  Net annuity
   transactions..........       --                 --
                              ----------          ---------
  Net increase in net
   assets resulting from
   unit transactions.....        583,033            628,519
                              ----------          ---------
  Net increase (decrease)
   in net assets.........        551,372            603,252
NET ASSETS:
  Beginning of period....       --                 --
                              ----------          ---------
  End of period..........     $  551,372          $ 603,252
                              ==========          =========

(a)  From inception, June 26, 2000 to December 31, 2000.
(b)  From inception, June 22, 2000 to December 31, 2000.
(c)  From inception, November 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                           ARMADA ADVANTAGE  PRUDENTIAL   PRUDENTIAL    WACHOVIA     WACHOVIA       WACHOVIA
                            MIDCAP GROWTH    20/20 FOCUS   JENNISON     BALANCED      EQUITY     SPECIAL VALUES
                                 FUND         PORTFOLIO    PORTFOLIO     FUND II      FUND II       FUND II
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -----------  -----------  -----------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $  (9,358)      $ (2,305)   $  (22,234)  $  (43,173)  $  (15,829)     $ (3,449)
  Capital gains income...       390,021          3,013        13,512       --           --               165
  Net realized gain
   (loss) on security
   transactions..........       (18,981)         1,008        (3,130)      (1,088)       1,269          (165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (507,859)        (5,190)     (242,660)    (238,399)    (221,108)       49,583
                              ---------       --------    ----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (146,177)        (3,474)     (254,512)    (282,660)    (235,668)       46,134
                              ---------       --------    ----------   ----------   ----------      --------
UNIT TRANSACTIONS:
  Purchases..............       173,507        128,121       673,641    2,794,642      603,160       206,789
  Net transfers..........       330,771         97,662       922,089    3,575,642    1,604,058       534,515
  Surrenders for benefit
   payments and fees.....       (92,686)        (5,260)     (106,117)    (178,990)     (99,738)       (6,083)
  Net annuity
   transactions..........       --              --             9,715       --           --           --
                              ---------       --------    ----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       411,592        220,523     1,499,328    6,191,294    2,107,480       735,221
                              ---------       --------    ----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets.........       265,415        217,049     1,244,816    5,908,634    1,871,812       781,355
NET ASSETS:
  Beginning of period....       592,663        123,412     1,048,727      652,919      254,207         5,513
                              ---------       --------    ----------   ----------   ----------      --------
  End of period..........     $ 858,078       $340,461    $2,293,543   $6,561,553   $2,126,019      $786,868
                              =========       ========    ==========   ==========   ==========      ========

                           ARMADA ADVANTAGE    PRUDENTIAL      PRUDENTIAL       WACHOVIA        WACHOVIA        WACHOVIA
                            MID CAP GROWTH    20/20 FOCUS       JENNISON        BALANCED         EQUITY      SPECIAL VALUES
                                 FUND          PORTFOLIO       PORTFOLIO        FUND II         FUND II         FUND II
                            SUB-ACCOUNT(A)   SUB-ACCOUNT(B)  SUB-ACCOUNT(B)  SUB-ACCOUNT(C)  SUB-ACCOUNT(C)  SUB-ACCOUNT(C)
                           ----------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   (loss)................     $  (2,052)        $   (390)      $   (2,782)     $     (456)     $     (144)      $     (4)
  Capital gains income...        95,305            1,129          124,653         --              --             --
  Net realized gain
   (loss) on security
   transactions..........           884              (83)             (97)        --                    1        --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (190,892)          (3,382)        (271,168)         (5,614)         (4,481)           304
                              ---------         --------       ----------      ----------      ----------       --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       (96,755)          (2,726)        (149,394)         (6,070)         (4,624)           300
                              ---------         --------       ----------      ----------      ----------       --------
UNIT TRANSACTIONS:
  Purchases..............       382,426           86,069          472,051         561,943         202,927          1,733
  Net transfers..........       308,432           41,717          730,220          97,045          55,904          3,481
  Surrenders for benefit
   payments and fees.....        (1,440)          (1,648)          (4,150)              1         --                  (1)
  Net annuity
   transactions..........       --               --               --              --              --             --
                              ---------         --------       ----------      ----------      ----------       --------
  Net increase in net
   assets resulting from
   unit transactions.....       689,418          126,138        1,198,121         658,989         258,831          5,213
                              ---------         --------       ----------      ----------      ----------       --------
  Net increase (decrease)
   in net assets.........       592,663          123,412        1,048,727         652,919         254,207          5,513
NET ASSETS:
  Beginning of period....       --               --               --              --              --             --
                              ---------         --------       ----------      ----------      ----------       --------
  End of period..........     $ 592,663         $123,412       $1,048,727      $  652,919      $  254,207       $  5,513
                              =========         ========       ==========      ==========      ==========       ========

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                           HARTFORD GLOBAL   HARTFORD GLOBAL
                           HARTFORD FOCUS  COMMUNICATIONS   FINANCIAL SERVICES
                              HLS FUND        HLS FUND           HLS FUND
                            SUB-ACCOUNT*    SUB-ACCOUNT*       SUB-ACCOUNT*
                           --------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $   (26,395)     $    2,122         $    1,229
  Capital gains income...       --              --                --
  Net realized gain
   (loss) on security
   transactions..........            64         (11,626)           (17,514)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       633,448         (45,386)           (14,082)
                            -----------      ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       607,117         (54,890)           (30,367)
                            -----------      ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............     2,519,124         210,257            743,443
  Net transfers..........     7,787,444         957,274          1,836,998
  Surrenders for benefit
   payments and fees.....      (124,606)        (25,966)           (40,090)
  Net annuity
   transactions..........       --              --                --
                            -----------      ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    10,181,962       1,141,565          2,540,351
                            -----------      ----------         ----------
  Net increase (decrease)
   in net assets.........    10,789,079       1,086,675          2,509,984
NET ASSETS:
  Beginning of period....       --              --                --
                            -----------      ----------         ----------
  End of period..........   $10,789,079      $1,086,675         $2,509,984
                            ===========      ==========         ==========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, February 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                 HARTFORD          HARTFORD
                              INTERNATIONAL      INTERNATIONAL    HARTFORD                       VICTORY        VICTORY
                           CAPITAL APPRECIATION  SMALL COMPANY  MIDCAP VALUE  HARTFORD VALUE   DIVERSIFIED   SMALL COMPANY
                                 HLS FUND          HLS FUND       HLS FUND       HLS FUND      STOCK FUND     OPPORTUNITY
                               SUB-ACCOUNT*      SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT**  SUB-ACCOUNT**
                           --------------------  -------------  ------------  --------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $   (8,133)        $   (666)    $   (76,459)   $    (6,625)    $   (2,253)      $  (127)
  Capital gains income...        --                  --             --              53,298          1,164        --
  Net realized gain
   (loss) on security
   transactions..........           70,049           (5,511)        (32,235)           617           (719)            2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           30,401          (28,095)      2,328,493        360,621         25,006         2,434
                                ----------         --------     -----------    -----------     ----------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           92,317          (34,272)      2,219,799        407,911         23,198         2,309
                                ----------         --------     -----------    -----------     ----------       -------
UNIT TRANSACTIONS:
  Purchases..............        2,171,704          206,321       8,499,900      2,556,702        321,892        47,397
  Net transfers..........          726,588          697,063      24,814,071     12,533,763        687,550        16,972
  Surrenders for benefit
   payments and fees.....           (9,965)         (43,413)       (565,653)      (502,426)        (8,674)           (1)
  Net annuity
   transactions..........        --                  --              33,962        138,730        --             --
                                ----------         --------     -----------    -----------     ----------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,888,327          859,971      32,782,280     14,726,769      1,000,768        64,368
                                ----------         --------     -----------    -----------     ----------       -------
  Net increase (decrease)
   in net assets.........        2,980,644          825,699      35,002,079     15,134,680      1,023,966        66,677
NET ASSETS:
  Beginning of period....        --                  --             --             --             --             --
                                ----------         --------     -----------    -----------     ----------       -------
  End of period..........       $2,980,644         $825,699     $35,002,079    $15,134,680     $1,023,966       $66,677
                                ==========         ========     ===========    ===========     ==========       =======


                           AMSOUTH CAPITAL
                             GROWTH FUND
                            SUB-ACCOUNT*
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (8,435)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (7,314)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (43,546)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (59,295)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       731,680
  Net transfers..........     1,046,270
  Surrenders for benefit
   payments and fees.....       (31,608)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,746,342
                             ----------
  Net increase (decrease)
   in net assets.........     1,687,047
NET ASSETS:
  Beginning of period....       --
                             ----------
  End of period..........    $1,687,047
                             ==========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, February 1, 2001 to December 31, 2001.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                   BB&T             BB&T CAPITAL
                           CAPITAL APPRECIATION  MANAGER AGGRESSIVE
                                   FUND             GROWTH FUND
                              SUB-ACCOUNT(A)       SUB-ACCOUNT(B)
                           --------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................        $   (76)            $   (8,023)
  Capital gains income...       --                     --
  Net realized gain
   (loss) on security
   transactions..........            664                     18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            916                 10,986
                                 -------             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          1,504                  2,981
                                 -------             ----------
UNIT TRANSACTIONS:
  Purchases..............         13,344                982,413
  Net transfers..........          2,473              1,399,215
  Surrenders for benefit
   payments and fees.....           (754)                (9,979)
  Net annuity
   transactions..........       --                     --
                                 -------             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         15,063              2,371,649
                                 -------             ----------
  Net increase (decrease)
   in net assets.........         16,567              2,374,630
NET ASSETS:
  Beginning of period....       --                     --
                                 -------             ----------
  End of period..........        $16,567             $2,374,630
                                 =======             ==========

(a)  From inception, October 15, 2001 to December 31, 2001.
(b)  From inception, May 1, 2001 to December 31, 2001.
(c)  From inception, January 29, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                BB&T       PRUDENTIAL JENNISON   FIFTH THIRD    FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN
                           LARGE COMPANY      INTERNATIONAL     QUALITY GROWTH  INTERNATIONAL      LARGE CAP         SMALL CAP
                            GROWTH FUND     GROWTH PORTFOLIO       VIP FUND       PORTFOLIO     GROWTH PORTFOLIO  GROWTH PORTFOLIO
                           SUB-ACCOUNT(A)    SUB-ACCOUNT(B)     SUB-ACCOUNT(C)  SUB-ACCOUNT(B)   SUB-ACCOUNT(B)    SUB-ACCOUNT(A)
                           --------------  -------------------  --------------  --------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (60)           $  (197)          $ (1,101)        $  (17)          $  (15)          $    (6)
  Capital gains income...      --               --                  --              --              --                --
  Net realized gain
   (loss) on security
   transactions..........      --                    (10)              (380)        --              --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,032             (2,753)             6,440           (289)            (220)              324
                              -------            -------           --------         ------           ------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         972             (2,960)             4,959           (306)            (235)              318
                              -------            -------           --------         ------           ------           -------
UNIT TRANSACTIONS:
  Purchases..............      --                 19,134            356,497          2,870            2,460            24,288
  Net transfers..........      44,954             27,195            169,628         --                  576           --
  Surrenders for benefit
   payments and fees.....      --                      2             (1,812)             1                2           --
  Net annuity
   transactions..........      --               --                  --              --              --                --
                              -------            -------           --------         ------           ------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      44,954             46,331            524,313          2,871            3,038            24,288
                              -------            -------           --------         ------           ------           -------
  Net increase (decrease)
   in net assets.........      45,926             43,371            529,272          2,565            2,803            24,606
NET ASSETS:
  Beginning of period....      --               --                  --              --              --                --
                              -------            -------           --------         ------           ------           -------
  End of period..........     $45,926            $43,371           $529,272         $2,565           $2,803           $24,606
                              =======            =======           ========         ======           ======           =======

(a)  From inception, October 15, 2001 to December 31, 2001.
(b)  From inception, May 1, 2001 to December 31, 2001.
(c)  From inception, January 29, 2001 to December 31, 2001.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FIRST AMERICAN     FIRST HORIZON
                             TECHNOLOGY    CAPITAL APPRECIATION
                             PORTFOLIO          PORTFOLIO
                           SUB-ACCOUNT(A)     SUB-ACCOUNT(B)
                           --------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................      $  (14)           $   (54)
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........      --               --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (347)             3,739
                               ------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (361)             3,685
                               ------            -------
UNIT TRANSACTIONS:
  Purchases..............       2,387             21,637
  Net transfers..........         768              7,483
  Surrenders for benefit
   payments and fees.....           8                190
  Net annuity
   transactions..........      --               --
                               ------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,163             29,310
                               ------            -------
  Net increase (decrease)
   in net assets.........       2,802             32,995
NET ASSETS:
  Beginning of period....      --               --
                               ------            -------
  End of period..........      $2,802            $32,995
                               ======            =======

(a)  From inception, January 29, 2001, to December 31, 2001.
(b)  From inception, September 4, 2001, to December 31, 2001.
(c)  From inception, May 1, 2001, to December 31, 2001.
(d)  From inception, October 15, 2001, to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                            FIRST HORIZON    HUNTINGTON VA                    HUNTINGTON VA   HUNTINGTON VA     PRUDENTIAL
                           GROWTH & INCOME  DIVIDEND CAPTURE  HUNTINGTON VA      MID CORP      NEW ECONOMY        VALUE
                              PORTFOLIO           FUND         GROWTH FUND     AMERICA FUND        FUND         PORTFOLIO
                           SUB-ACCOUNT(B)    SUB-ACCOUNT(D)   SUB-ACCOUNT(C)  SUB-ACCOUNT(D)  SUB-ACCOUNT(D)  SUB-ACCOUNT(C)
                           ---------------  ----------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,186)         $    35          $   (670)       $   (36)         $   (9)        $     (1)
  Capital gains income...      --               --                --              --              --                5,511
  Net realized gain
   (loss) on security
   transactions..........           12          --                      3         --              --                   19
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       23,994              118             1,896          1,526             326           (1,132)
                              --------          -------          --------        -------          ------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       22,820              153             1,229          1,490             317            4,397
                              --------          -------          --------        -------          ------         --------
UNIT TRANSACTIONS:
  Purchases..............      739,478           12,198           158,509         60,458           7,623           98,151
  Net transfers..........      227,686            1,543            90,453          2,312             615           60,326
  Surrenders for benefit
   payments and fees.....       (1,906)              (1)             (254)            (1)         --                  (12)
  Net annuity
   transactions..........      --               --                --              --              --              --
                              --------          -------          --------        -------          ------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      965,258           13,740           248,708         62,769           8,238          158,465
                              --------          -------          --------        -------          ------         --------
  Net increase (decrease)
   in net assets.........      988,078           13,893           249,937         64,259           8,555          162,862
NET ASSETS:
  Beginning of period....      --               --                --              --              --              --
                              --------          -------          --------        -------          ------         --------
  End of period..........     $988,078          $13,893          $249,937        $64,259          $8,555         $162,862
                              ========          =======          ========        =======          ======         ========

(a)  From inception, January 29, 2001, to December 31, 2001.
(b)  From inception, September 4, 2001, to December 31, 2001.
(c)  From inception, May 1, 2001, to December 31, 2001.
(d)  From inception, October 15, 2001, to December 31, 2001.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-68 ____________________________________

 4.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
HL Separate Account Two
  Hartford Bond HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............         78,545   1.815135         142,569     0.25%      4.67%       8.41%
        Highest contract
         charges.........         22,700   1.169037          26,537     0.85%     --           5.26%
        Remaining
         contract
         charges.........    252,942,166     --         626,196,063     --        --          --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............        973,994   3.153968       3,071,945     0.25%      0.73%     (12.45)%
        Highest contract
         charges.........        117,777   0.963541         113,483     1.66%      1.41%     (15.36)%
        Remaining
         contract
         charges.........    466,012,527     --       2,328,394,985     --        --          --
  Hartford Money Market
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............        149,528   1.491361         223,000     0.25%      3.88%       3.61%
        Highest contract
         charges.........         44,157   1.117678          49,353     1.61%      2.47%       1.64%
        Remaining
         contract
         charges.........    337,459,726     --         615,070,732     --        --          --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      1,006,197   2.599670       2,615,780     0.25%      2.84%      (4.88)%
        Highest contract
         charges.........        205,593   1.030542         211,872     1.64%      4.37%      (7.50)%
        Remaining
         contract
         charges.........  1,079,342,636     --       4,433,103,387     --        --          --
  Hartford Capital
   Appreciation HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............      1,532,078   3.899664       5,974,589     0.25%      0.60%      (7.17)%
        Highest contract
         charges.........         82,074   1.357485         111,414     1.66%      1.14%     (13.30)%
        Remaining
         contract
         charges.........    447,425,730     --       2,824,230,996     --        --          --
  Hartford Mortgage
   Securities HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............        195,111   1.742192         339,921     0.24%      0.69%       7.23%
        Highest contract
         charges.........        284,707   1.139245         324,351     1.62%      5.11%       4.60%
        Remaining
         contract
         charges.........     75,944,769     --         187,905,722     --        --          --
  Hartford Index HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............        166,130   2.923820         485,734     0.25%      0.82%     (12.53)%
        Highest contract
         charges.........          4,956   0.950213           4,709     1.68%      0.73%     (16.59)%
        Remaining
         contract
         charges.........    157,016,499     --         615,447,411     --        --          --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............        798,276   1.752618       1,399,074     0.25%      0.13%     (18.93)%
        Highest contract
         charges.........          7,555   0.828236           6,258     1.69%      0.13%     (19.61)%
        Remaining
         contract
         charges.........    202,042,279     --         285,116,361     --        --          --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............        167,423   2.885425         483,088     0.25%      1.26%      (4.28)%
        Highest contract
         charges.........         76,364   1.075204          82,107     1.65%      3.88%      (3.64)%
        Remaining
         contract
         charges.........    379,198,892     --         965,931,678     --        --          --
  Hartford Global
   Advisers HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............         38,176   1.641474          62,664     0.25%      0.72%      (6.48)%
        Highest contract
         charges.........         10,016   0.995870           9,974     1.65%      1.19%      (7.92)%
        Remaining
         contract
         charges.........     61,555,758     --          91,168,189     --        --          --
  Hartford Small Company
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............        106,162   1.712339         181,784     0.25%     --         (15.13)%
        Highest contract
         charges.........         22,451   1.136848          25,523     1.56%     --         (13.05)%
        Remaining
         contract
         charges.........    154,518,113     --         234,979,430     --        --          --
  Hartford MidCap HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............        213,538   2.532914         540,873     0.25%     --          (3.86)%
        Highest contract
         charges.........         11,621   1.774521          20,623     1.68%     --          (6.33)%
        Remaining
         contract
         charges.........    276,176,899     --         629,909,433     --        --          --
  Hartford Growth and
   Income HLS Fund
    2001 Lowest contract
     charges.............         40,341   1.247471          50,324     0.25%     --          (8.25)%
        Highest contract
         charges.........         35,088   1.096317          38,468     1.68%     --         (13.92)%
        Remaining
         contract
         charges.........    102,382,660     --         119,905,206     --        --          --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
  Hartford High Yield HLS
   Fund
    2001 Lowest contract
     charges.............         11,303   1.118615          12,644     0.25%      0.11%       2.43%
        Highest contract
         charges.........        306,462   1.013731         310,670     1.61%      0.05%      (4.62)%
        Remaining
         contract
         charges.........     51,434,891     --          55,380,003     --        --          --
  Hartford Global Leaders
   HLS Fund
    2001 Lowest contract
     charges.............         55,506   1.524918          84,642     0.25%      0.56%     (16.79)%
        Highest contract
         charges.........          5,434   1.456653           7,915     1.68%      0.37%     (17.20)%
        Remaining
         contract
         charges.........    104,186,002     --         144,298,014     --        --          --
  Smith Barney Cash
   Portfolio
    2001 Lowest contract
     charges.............         93,253   3.342992         311,745     0.99%      3.76%       2.76%
        Highest contract
         charges.........          7,159   3.230608          23,129     0.99%      3.91%       2.75%
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  Smith Barney
   Appreciation Fund
    2001 Lowest contract
     charges.............         16,961  12.061314         204,574     0.99%      0.54%      (4.38)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  Smith Barney Government
   Portfolio
    2001 Lowest contract
     charges.............          9,411   2.899870          27,290     0.99%      3.57%       2.65%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  BB&T Growth and Income
   Fund
    2001 Lowest contract
     charges.............     36,387,731   1.340141      48,764,690     1.23%      1.44%      (1.09)%
        Highest contract
         charges.........        427,020   1.332333         568,932     1.43%      1.55%      (1.77)%
        Remaining
         contract
         charges.........      2,396,723     --           3,202,166     --        --          --
  AmSouth Equity Income
   Fund
    2001 Lowest contract
     charges.............     50,143,877   1.190885      59,715,591     1.24%      1.44%     (12.10)%
        Highest contract
         charges.........        504,359   0.803027         405,014     1.61%      1.14%     (15.51)%
        Remaining
         contract
         charges.........     19,070,380     --          17,347,982     --        --          --
  Evergreen VA Capital
   Growth Fund
    2001 Lowest contract
     charges.............     18,379,730   1.129941      20,768,011     1.24%      0.56%     (14.03)%
        Highest contract
         charges.........          3,152   1.126850           3,552     1.62%     --         (15.26)%
        Remaining
         contract
         charges.........      2,456,384     --           2,776,219     --        --          --
  Evergreen VA
   International Growth
   Fund
    2001 Lowest contract
     charges.............     15,016,679   1.067563      16,031,251     1.24%      0.92%     (18.90)%
        Highest contract
         charges.........         47,346   0.660048          31,251     1.64%      1.04%     (19.18)%
        Remaining
         contract
         charges.........      2,042,436     --           1,662,405     --        --          --
  Evergreen VA Growth
   Fund
    2001 Lowest contract
     charges.............     12,015,801   1.119662      13,453,636     1.24%     --          (7.84)%
        Highest contract
         charges.........         10,280   0.809335           8,320     1.26%     --          (9.98)%
        Remaining
         contract
         charges.........      1,355,213     --           1,132,579     --        --          --
  Alliance VP Growth &
   Income Portfolio
    2001 Lowest contract
     charges.............      3,346,863   1.085712       3,633,729     1.24%      1.03%      (1.26)%
        Highest contract
         charges.........         42,807   1.000425          42,825     1.48%      0.95%      (1.51)%
        Remaining
         contract
         charges.........         31,816     --              34,405     --        --          --
  Alliance VP Global Bond
   Portfolio
    2001 Lowest contract
     charges.............        710,781   0.936542         665,676     1.24%      3.86%      (6.23)%
        Highest contract
         charges.........         44,166   0.905750          40,004     1.49%      4.15%      (6.47)%
        Remaining
         contract
         charges.........         20,830     --              19,431     --        --          --
  Brinson Series Trust
   Tactical Allocation
   Portfolio
    2001 Lowest contract
     charges.............     28,265,803   1.032191      29,175,708     1.24%      2.03%     (13.63)%
        Highest contract
         charges.........         59,675   1.021080          60,933     1.63%     --         (16.87)%
        Remaining
         contract
         charges.........      5,430,405     --           5,017,317     --        --          --
  Huntington VA Income
   Equity Fund
    2001 Lowest contract
     charges.............      1,770,698   1.046199       1,852,502     1.23%      1.87%       1.07%
        Highest contract
         charges.........        185,578   1.040890         193,166     1.42%      0.98%       0.02%
        Remaining
         contract
         charges.........      1,210,443     --           1,262,927     --        --          --

_____________________________________ SA-70 ____________________________________

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
  AmSouth Select Equity
   Fund
    2001 Lowest contract
     charges.............     15,532,265   1.002159      15,565,799     1.22%      0.50%       6.91%
        Highest contract
         charges.........         94,977   1.249086         118,634     1.62%      0.49%      11.57%
        Remaining
         contract
         charges.........      3,086,371     --           3,700,212     --        --          --
  Evergreen VA Foundation
   Fund
    2001 Lowest contract
     charges.............      1,878,958   0.870926       1,636,433     1.22%      2.84%      (9.70)%
        Highest contract
         charges.........        230,050   0.860215         197,893     1.57%      2.58%     (10.02)%
        Remaining
         contract
         charges.........      1,148,610     --             994,772     --        --          --
  Evergreen VA Omega Fund
    2001 Lowest contract
     charges.............     10,424,815   0.735796       7,670,537     1.23%     --         (15.85)%
        Highest contract
         charges.........        105,896   0.572332          60,608     1.63%     --         (18.17)%
        Remaining
         contract
         charges.........      5,636,960     --           3,463,263     --        --          --
  Evergreen VA Special
   Equity Fund
    2001 Lowest contract
     charges.............        609,028   0.807353         491,701     1.23%     --          (9.25)%
        Highest contract
         charges.........          4,523   0.703921           3,184     1.57%     --          (9.57)%
        Remaining
         contract
         charges.........        253,600     --             190,280     --        --          --
  Hartford Global Health
   HLS Fund
    2001 Lowest contract
     charges.............         50,310   1.505734          75,753     0.25%     --           1.79%
        Highest contract
         charges.........         14,559   1.468325          21,377     1.65%     --           6.17%
        Remaining
         contract
         charges.........     51,999,583     --          76,951,087     --        --          --
  Hartford Global
   Technology HLS Fund
    2001 Lowest contract
     charges.............            240   0.481400             116     0.28%     --         (23.00)%
        Highest contract
         charges.........         34,244   0.469396          16,074     1.62%     --         (35.42)%
        Remaining
         contract
         charges.........     74,292,666     --          35,144,219     --        --          --
  Merrill Lynch Global
   Growth Focus Fund
    2001 Lowest contract
     charges.............         71,674   0.797023          57,126     1.24%      0.80%     (23.99)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  Merrill Lynch Large Cap
   Growth Focus Fund
    2001 Lowest contract
     charges.............         75,084   0.821590          61,688     1.23%      0.02%     (10.45)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  OFFIT VIF -- High Yield
   Fund
    2001 Lowest contract
     charges.............        214,735   1.045655         224,538     1.22%      8.30%       6.44%
        Highest contract
         charges.........          3,642   1.041920           3,795     1.35%      6.96%       0.30%
        Remaining
         contract
         charges.........         21,108     --              22,032     --        --          --
  Armada Advantage Equity
   Growth Fund
    2001 Lowest contract
     charges.............        855,413   0.774786         662,762     1.23%      0.02%     (16.99)%
        Highest contract
         charges.........          3,173   0.734698           2,331     1.48%     --         (17.02)%
        Remaining
         contract
         charges.........        458,219     --             345,562     --        --          --
  Armada Advantage
   International Equity
   Fund
    2001 Lowest contract
     charges.............        936,796   0.647187         606,282     1.23%     --         (26.52)%
        Highest contract
         charges.........             70   0.639806              45     0.94%     --         (24.50)%
        Remaining
         contract
         charges.........        315,958     --             203,673     --        --          --
  Armada Advantage Mid
   Cap Growth Fund
    2001 Lowest contract
     charges.............        785,809   0.626570         492,364     1.23%     --         (20.72)%
        Highest contract
         charges.........         13,860   0.605123           8,387     1.52%     --         (27.58)%
        Remaining
         contract
         charges.........        577,867     --             357,327     --        --          --
  Prudential 20/20 Focus
   Portfolio
    2001 Lowest contract
     charges.............        302,741   0.957174         289,775     1.22%      0.29%      (2.53)%
        Highest contract
         charges.........          6,130   0.972196           5,959     1.45%      0.26%      (2.78)%
        Remaining
         contract
         charges.........         46,862     --              44,727     --        --          --
  Prudential Jennison
   Portfolio
    2001 Lowest contract
     charges.............      1,079,652   0.629642         679,794     1.23%     --         (19.62)%
        Highest contract
         charges.........         29,135   0.894012          26,047     1.47%     --         (10.60)%
        Remaining
         contract
         charges.........      2,395,472     --           1,587,702     --        --          --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
  Wachiovia Balanced Fund
   II
    2001 Lowest contract
     charges.............      6,646,004   0.839119       5,576,788     1.22%      0.16%     (11.86)%
        Highest contract
         charges.........         12,878   0.836112          10,768     1.37%     --         (13.33)%
        Remaining
         contract
         charges.........      1,162,866     --             973,997     --        --          --
  Wachiovia Equity Fund
   II
    2001 Lowest contract
     charges.............      2,431,499   0.686666       1,669,628     1.22%      0.06%     (23.63)%
        Highest contract
         charges.........        434,319   0.684204         297,163     1.41%     --         (25.46)%
        Remaining
         contract
         charges.........        232,309     --             159,228     --        --          --
  Wachiovia Special
   Values Fund II
    2001 Lowest contract
     charges.............        542,938   1.264454         686,521     1.20%      0.05%      16.24%
        Highest contract
         charges.........         45,012   1.259925          56,712     1.41%     --          13.38%
        Remaining
         contract
         charges.........         34,571     --              43,635     --        --          --
  Hartford Focus HLS Fund
    2001 Lowest contract
     charges.............         16,874   1.037448          17,506     0.16%      0.23%       3.74%
        Highest contract
         charges.........        133,390   1.025602         136,805     1.17%      0.19%       2.56%
        Remaining
         contract
         charges.........     10,324,800     --          10,634,768     --        --          --
  Hartford Global
   Communications HLS
   Fund
    2001 Lowest contract
     charges.............      1,177,479   0.710590         836,705     0.80%      1.45%     (28.94)%
        Highest contract
         charges.........         50,087   0.706877          35,406     1.17%      0.74%     (29.31)%
        Remaining
         contract
         charges.........        302,734     --             214,564     --        --          --
  Hartford Global
   Financial Services HLS
   Fund
    2001 Lowest contract
     charges.............          2,234   0.954679           2,132     0.52%      1.38%      (4.53)%
        Highest contract
         charges.........          7,813   0.947993           7,407     1.19%      0.83%      (5.20)%
        Remaining
         contract
         charges.........      2,629,225     --           2,500,445     --        --          --
  Hartford International
   Capital Appreciation
   HLS Fund
    2001 Lowest contract
     charges.............        348,305   0.860170         299,601     0.16%      0.12%     (13.98)%
        Highest contract
         charges.........          3,680   0.851001           3,131     1.19%      0.22%     (14.90)%
        Remaining
         contract
         charges.........      3,137,216     --           2,677,912     --        --          --
  Hartford International
   Small Company HLS Fund
    2001 Lowest contract
     charges.............        326,822   0.938253         306,641     0.16%      0.19%      (6.17)%
        Highest contract
         charges.........          7,134   0.927459           6,617     1.17%      0.16%      (7.25)%
        Remaining
         contract
         charges.........        549,991     --             512,441     --        --          --
  Hartford MidCap Value
   HLS Fund
    2001 Lowest contract
     charges.............          7,900   0.998152           7,886     0.16%      0.15%      (0.18)%
        Highest contract
         charges.........         26,333   0.987521          26,004     1.19%      0.20%      (1.25)%
        Remaining
         contract
         charges.........     35,286,045     --          34,968,189     --        --          --
  Hartford Value HLS Fund
    2001 Lowest contract
     charges.............         14,730   1.003185          14,777     0.52%      0.48%       0.32%
        Highest contract
         charges.........         45,565   0.996158          45,390     1.19%      0.47%      (0.38)%
        Remaining
         contract
         charges.........     15,078,207     --          15,074,513     --        --          --
  Victory Variable
   Insurance Diversified
   Stock Fund
    2001 Lowest contract
     charges.............         83,243   9.243408         769,452     1.10%      0.52%      (7.57)%
        Highest contract
         charges.........         27,097   9.226513         250,007     1.27%      0.54%      (7.73)%
        Remaining
         contract
         charges.........            488     --               4,506     --        --          --
  Victory Variable
   Insurance Small
   Company Opportunity
   Fund
    2001 Lowest contract
     charges.............          3,680   9.212679          33,908     1.09%      0.43%      (7.87)%
        Highest contract
         charges.........          3,564   9.195866          32,769     1.26%      0.41%      (8.04)%
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  AmSouth Capital Growth
   Fund
    2001 Lowest contract
     charges.............      1,166,706   0.886288       1,034,038     0.81%     --         (11.37)%
        Highest contract
         charges.........        153,681   0.883028         135,705     1.16%     --         (11.70)%
        Remaining
         contract
         charges.........        584,572     --             517,304     --        --          --
  BB&T Capital
   Appreciation Fund
    2001 Lowest contract
     charges.............         15,524   1.067183          16,567     0.25%     --           6.72%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --

_____________________________________ SA-72 ____________________________________

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
  BB&T Capital Manager
   Aggressive Growth Fund
    2001 Lowest contract
     charges.............      1,824,567   0.911406       1,662,921     0.81%      0.16%      (8.86)%
        Highest contract
         charges.........        385,192   0.909273         350,245     1.03%      0.15%      (9.07)%
        Remaining
         contract
         charges.........        397,129     --             361,464     --        --          --
  BB&T Large Company
   Growth Fund
    2001 Lowest contract
     charges.............         31,189   1.080153          33,689     0.25%     --           8.02%
        Highest contract
         charges.........         11,333   1.079811          12,237     0.23%     --           7.98%
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  Prudential Jennison
   International Growth
   Portfolio
    2001 Lowest contract
     charges.............         34,505   0.739837          25,528     0.81%      0.09%     (26.02)%
        Highest contract
         charges.........          1,488   0.738105           1,098     0.53%     --         (26.19)%
        Remaining
         contract
         charges.........         22,663     --              16,745     --        --          --
  Fifth Third Quality
   Growth VIP Fund
    2001 Lowest contract
     charges.............        481,686   0.810844         390,572     1.04%     --         (18.92)%
        Highest contract
         charges.........          3,787   0.808237           3,061     1.33%     --         (19.18)%
        Remaining
         contract
         charges.........        167,568     --             135,639     --        --          --
  First American
   International
   Portfolio
    2001 Lowest contract
     charges.............          4,321   0.593483           2,565     1.23%     --         (26.03)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  First American Large
   Cap Growth Portfolio
    2001 Lowest contract
     charges.............          5,096   0.550037           2,803     1.19%     --         (31.54)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  First American Small
   Cap Growth Portfolio
    2001 Lowest contract
     charges.............         22,346   1.101128          24,606     0.14%     --          10.11%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  First American
   Technology Portfolio
    2001 Lowest contract
     charges.............         10,861   0.257951           2,802     1.20%     --         (52.25)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  First Horizon Capital
   Appreciation Portfolio
    2001 Lowest contract
     charges.............         23,338   1.107753          25,853     0.37%     --          10.78%
        Highest contract
         charges.........          2,024   1.107037           2,241     0.41%     --          10.70%
        Remaining
         contract
         charges.........          4,427     --               4,901     --        --          --
  First Horizon Growth &
   Income Portfolio
    2001 Lowest contract
     charges.............        475,983   1.026320         488,510     0.37%      0.14%       2.63%
        Highest contract
         charges.........        261,945   1.025653         268,665     0.44%      0.12%       2.57%
        Remaining
         contract
         charges.........        225,090     --             230,902     --        --          --
  Huntington VA Dividend
   Capture Fund
    2001 Lowest contract
     charges.............         11,375   1.021713          11,622     0.21%      1.09%       2.17%
        Highest contract
         charges.........          2,171   1.021288           2,217     0.24%     --           2.13%
        Remaining
         contract
         charges.........             53     --                  54     --        --          --
  Huntington VA Growth
   Fund
    2001 Lowest contract
     charges.............        154,127   0.914312         140,921     0.78%     --          (8.57)%
        Highest contract
         charges.........         16,671   0.912175          15,207     1.02%     --          (8.78)%
        Remaining
         contract
         charges.........        102,735     --              93,809     --        --          --
  Huntington VA Mid Corp
   America Fund
    2001 Lowest contract
     charges.............          8,340   1.112070           9,275     0.17%     --          11.21%
        Highest contract
         charges.........         49,464   1.111600          54,984     0.23%     --          11.16%
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  Huntington VA New
   Economy Fund
    2001 Lowest contract
     charges.............          7,869   1.087139           8,555     0.22%     --           8.71%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
  Prudential Value
   Portfolio
    2001 Lowest contract
     charges.............        120,039   0.942896         113,184     0.80%      0.87%      (5.71)%
        Highest contract
         charges.........         10,763   0.939426          10,111     1.18%      0.70%      (6.06)%
        Remaining
         contract
         charges.........         42,019     --              39,567     --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-74 ____________________________________

--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As explained in Note 2(b) to the financial statements, effective January 1, 2001, the Company changed its method of accounting for derivatives and hedging activities. Effective April 1, 2001, the Company changed its method of accounting for recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 28, 2002                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------
                                                       2001     2000     1999
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,157   $2,109   $1,935
   Earned premiums and other                              94       97      110
   Net investment income                               1,495    1,326    1,359
   Net realized capital losses                           (91)     (85)      (4)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,655    3,447    3,400
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,703    1,495    1,574
   Insurance expenses and other                          622      600      631
   Amortization of deferred policy acquisition
    costs and present value of future profits            566      604      539
   Dividends to policyholders                             68       67      104
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    2,959    2,766    2,848
 -----------------------------------------------------------------------------
   Income before income tax expense                      696      681      552
   Income tax expense                                     44      194      191
   Income before cumulative effect of accounting
    changes                                              652      487      361
   Cumulative effect of accounting changes, net of
    tax                                                   (6)      --       --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  646   $  487   $  361
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2001       2000
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $18,933 and $14,219)     $ 19,142   $ 14,257
   Equity securities, available for sale, at fair
    value                                                   64         48
   Policy loans, at outstanding balance                  3,278      3,573
   Other investments                                     1,136        784
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     23,620     18,662
 ------------------------------------------------------------------------
   Cash                                                     87         56
   Premiums receivable and agents' balances                 10         15
   Reinsurance recoverables                              1,215      1,257
   Deferred policy acquisition costs and present
    value of future profits                              5,338      4,325
   Deferred income tax                                     (11)       239
   Goodwill                                                189         --
   Other assets                                            724        537
   Separate account assets                             114,261    113,744
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $145,433   $138,835
 ------------------------------------------------------------------------
 LIABILITIES
   Future policy benefits                             $  6,050   $  4,828
   Other policyholder funds                             18,412     14,947
   Other liabilities                                     1,952      2,124
   Separate account liabilities                        114,261    113,744
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    140,675    135,643
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 15
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       1,806      1,045
   Accumulated other comprehensive income (loss)
     Net unrealized capital gains (losses) on
      securities, net of tax                               177         16
     Cumulative translation adjustments                     (2)        --
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME
                                             (LOSS)        175         16
 ------------------------------------------------------------------------
   Retained earnings                                     2,771      2,125
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      4,758      3,192
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $145,433   $138,835
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                             ----------------------------------------
                                                                             Net Gain
                                                             Net Unrealized  on Cash
                                                             Capital Gains    Flow
                                                             (Losses) on     Hedging     Cumulative                    Total
                                       Common  Capital       Securities,     Instruments Translation   Retained      Stockholder's
                                       Stock   Surplus       Net of Tax      Net of Tax  Adjustments   Earnings       Equity
                                                                -----------------------------------------------------------------
                                                                             (In millions)
 2001
 Balance, December 31, 2000             $6       $1,045          $  16         $  --           --         $2,125        $3,192
 Comprehensive income
   Net income                                                                                                646           646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                     (18)           21                                         3
   Net change in unrealized capital
    gains (losses) on securities (3)                               116                                                     116
   Net gain on cash flow hedging
    instruments                                                                   42                                        42
   Cumulative translation adjustments                                                          (2)                          (2)
 Total other comprehensive income                                                                                          159
   Total comprehensive income                                                                                              805
 Capital contribution from parent                   761                                                                    761
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001   $6       $1,806          $ 114         $  63           (2)        $2,771        $4,758
                                       ------------------------------------------------------------------------------------------
 2000
 Balance, December 31, 1999             $6       $1,045          $(255)        $  --           --         $1,823        $2,619
 Comprehensive income
   Net income                                                                                                487           487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                               271                                                     271
 Total other comprehensive income                                                                                          271
   Total comprehensive income                                                                                              758
 Dividends declared                                                                                         (185)         (185)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2000   $6       $1,045          $  16         $  --           --         $2,125        $3,192
                                       ------------------------------------------------------------------------------------------
 1999
 Balance, December 31, 1998             $6       $1,045          $ 184         $  --           --         $1,462        $2,697
 Comprehensive income (loss)
   Net income                                                                                                361           361
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                              (439)                                                   (439)
 Total other comprehensive loss                                                                                           (439)
   Total comprehensive income (loss)                                                                                       (78)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 1999   $6       $1,045          $(255)        $  --           --         $1,823        $2,619
                                       ------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax provision (benefit) of $62, $147 and $(236) for the years ended December 31, 2001, 2000 and 1999, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $23 for the year ended December 31, 2001. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax (losses) realized in net income of $(59), $(55) and $(2) for the years ended December 31, 2001, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                                    2000     1999
                                          -------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $   646  $   487  $   361
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  92       85        4
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                          566      604      539
  Additions to deferred policy
   acquisition costs and present value
   of future profits                         (975)    (916)    (899)
  Depreciation and amortization               (18)     (28)     (18)
  Cumulative effect of adoption of SFAS
   133                                          4       --       --
  Cumulative effect of adoption of EITF
   99-20                                        2       --       --
  Loss due to commutation of reinsurance
   (See Note 9)                                --       --       16
  Decrease (increase) in premiums
   receivable and agents' balances              5       14      (18)
  Increase (decrease) in other
   liabilities                                (84)     375     (303)
  Change in receivables, payables, and
   accruals                                   (72)      53      165
  Increase (decrease) in accrued taxes        115       34     (163)
  Decrease (increase) in deferred income
   tax                                          7       73      241
  Increase in future policy benefits          871      496      797
  Decrease (increase) in reinsurance
   recoverables                                21       32     (318)
  Other, net                                  (75)      24      (79)
                                          -------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES    1,105    1,333      325
                                          -------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (9,766)  (5,800)  (5,753)
  Sales of investments                      4,564    4,230    6,383
  Maturity and principle paydowns of
   fixed maturity investments               2,227    1,521    1,818
  Purchase of Fortis Financial Group         (683)      --       --
  Purchases of affiliates and other            --        5      (25)
                                          -------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES   (3,658)     (44)   2,423
                                          -------------------------
FINANCING ACTIVITIES
  Capital Contributions                       761       --       --
  Dividends paid                               --     (185)      --
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                    1,825   (1,103)  (2,710)
                                          -------------------------
    Net cash provided by (used for)
     financing activities                   2,586   (1,288)  (2,710)
                                          -------------------------
  Net increase (decrease) in cash              33        1       38
  Impact of foreign exchange                   (2)      --       --
  Cash -- beginning of year                    56       55       17
                                          -------------------------
  Cash -- end of year                     $    87  $    56  $    55
                                          -------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $   (69) $   173  $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

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1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist acts should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For a discussion of the impact of the September 11 terrorist attack, see Note 3.)

Effective April 1, 2001, the Company adopted EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change. The transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were offsetting gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("OCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133.

Upon adoption, the Company also reclassified $20, net of tax, to Accumulated OCI -- Net Gain on Cash Flow Hedging Instruments from Accumulated OCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain of all derivatives that are designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(e).)

In September 2000, the Financial Accounting Standards Board ("FASB") issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of APB Opinion No. 25" ("FIN 44" or "the Interpretation"). FIN 44 clarifies the application of APB Opinion No. 25 regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination, and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards, and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 2000, Hartford Life adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" ("SAB 101"). SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by adopting these changes in accounting principles.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale by requiring those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of Statement 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS No. 141 eliminates the pooling-of-interests method of accounting for business combinations requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill.

SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Use of the pooling-of-interests method of accounting for those transactions is prohibited. Adoption of SFAS No. 141 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded; however, its fair value is periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested for impairment in the year of adoption, including an initial test performed within six months. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed by the end of the year.

SFAS No. 142 requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. The reassessment must be completed prior to the end of the first quarter of 2002.

All provisions of SFAS No. 142 will be applied beginning January 1, 2002 to goodwill and other intangible assets. Goodwill amortization totaled $4, after-tax, in 2001. Application of the non-amortization provisions of the statement are expected to result in an increase in net income of $6, after tax, in 2002. The Company is in the process of assessing the impacts from the implementation of the other provisions of SFAS No. 142.

(d) INVESTMENTS

Hartford Life's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at the outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(1), $(9) and $2 for the years ended December 31, 2001, 2000 and 1999, respectively. Under the terms of the contracts, the realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

In general, the Company's investments are adjusted for other than temporary impairments when it is determined that the Company is unable to recover its cost basis in the security. Impairment charges are included in net realized capital gains (losses). Factors considered in evaluating whether a decline in value is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial conditions and near-term prospects of the issuer, and (c) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(e) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an "end-user" of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation, or (5) held for other risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in OCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or OCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other risk management purposes are reported in current period earnings as realized capital gains or losses. As of December 31, 2001, the Company carried $113 of derivative assets in other invested assets and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-120% of the inverse changes in the fair value or discounted cash flows of the hedged item. High effectiveness is calculated using a cumulative approach. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign-currency hedge, or as held for other risk management purposes. However, in cases where (1) the host contract is measured at fair value, with changes in fair value reported in current earnings or (2) the Company is unable to reliably identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expires or is sold, terminated, or exercised; or (3) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in OCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness.

Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2001, $1.9 billion of after-tax deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified to earnings during the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/ losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2001, the Company held $2.2 billion in derivative notional value related to strategies categorized as cash-flow hedges. There were no reclassifications from OCI to earnings resulting from the discontinuance of cash-flow hedges during the year ended December 31, 2001.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Effectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2001, the Company held $1.9 billion in derivative notional value related to this strategy. The Company also uses cash-flow hedges, in its anticipated purchase of fixed maturity investments.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2001, the Company held $215 in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to exactly offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2001, the Company held $149 in derivative notional value related to this strategy.

OTHER RISK MANAGEMENT ACTIVITIES

General

The Company's other risk management activities relate to strategies used to meet the following Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. For the year ended December 31, 2001, the Company recognized an after-tax net loss of $14 (reported as realized capital losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2001, the Company held $2.7 billion in derivative notional value related to strategies categorized as Other Risk Management Activities.

Risk Management Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable

Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may be at a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

Other

Periodically, the Company enters into swap agreements that have cash flows based upon the results of a referenced index or asset pool. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2001, the Company held $230 in derivative notional value related to this strategy.

The Company will issue an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 3-5 years. At December 31, 2001, the Company held $803 in derivative notional value related to this strategy.

(f) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder.

(g) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years.

Deferred policy acquisition costs related to investment contracts and universal life type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income. The average rate of assumed future investment yield used in estimating expected gross profits related to variable annuity and variable life business was 9.0% at December 31, 2001 and for all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5.0-8.5%.

Deferred policy acquisition costs related to traditional policies are amortized over the premium paying period of the related policies in proportion to the ratio of the present value of annual expected premium income to the present value of total expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2001        2000        1999
                                                                     -----------------------------
Commissions                                                          $ 976       $ 929       $ 887
Deferred acquisition costs                                            (957)       (916)       (899)
General insurance expenses and other                                   603         587         643
                                                                     -----------------------------
                                INSURANCE EXPENSES AND OTHER         $ 622       $ 600       $ 631
                                                                     -----------------------------

(h) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(i) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $18.4 billion and $14.9 billion for the years ended December 31, 2001 and 2000, respectively, represent policyholder obligations.

The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(j) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts and premiums are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(k) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.

(l) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 14%, 18% and 24% as of December 31, 2001, 2000 and 1999, respectively, of total life insurance in force. Dividends to policyholders were $68, $67 and $104 for the years ended December 31, 2001, 2000 and 1999, respectively. There were no additional amounts of income allocated to participating policyholders.

3. SEPTEMBER 11 TERRORIST ATTACK

As a result of the September 11 terrorist attack, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. FORTIS ACQUISITION

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. Hartford Life Insurance Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis. The purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc was made by Hartford Life and Accident Insurance Company, the Company's parent. The acquisition was accounted for using the purchase method and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

The assets and liabilities acquired in this transaction were generally recorded at estimated fair values as prescribed by applicable purchase accounting rules. In addition, an intangible asset representing the present value of future profits ("PVP") of the acquired business was established in the amount of $605. The PVP is amortized to expense in relation to the estimated gross profits of the underlying insurance contracts, and interest is accreted on the unamortized balance. For the year ended December 31, 2001, amortization of PVP amounted to $66. Goodwill of $169, representing the excess of the purchase price over the amount of net assets (including PVP) acquired, also has been recorded and was being amortized on a straight-line basis until January 1, 2002. (See
Note 2(c)).

The following is detail of the PVP activity as of December 31, 2001:

                                                                     2001
                                                                     ----
BEGINNING PVP BALANCE                                                $ --
Acquisition costs                                                     605
Accretion of interest                                                  29
Amortization                                                          (66)
                                                                     ----
                                          ENDING PVP BALANCE         $568
                                                                     ----

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2001         2000         1999
                                                                   --------------------------------
Interest income from fixed maturities                              $1,105       $  959       $  934
Interest income from policy loans                                     304          305          391
Income from other investments                                          99           75           48
                                                                   --------------------------------
Gross investment income                                             1,508        1,339        1,373
Less: Investment expenses                                              13           13           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,495       $1,326       $1,359
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2001       2000        1999
                                                                   ---------------------------
Fixed maturities                                                   $(52)      $(106)      $(5)
Equity securities                                                  (17)           3         2
Real estate and other                                              (23)           9         1
Change in liability to policyholders for net realized
 capital losses (gains)                                              1            9        (2)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $(91)      $ (85)      $(4)
                                                                   ---------------------------

(c) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2001       2000       1999
                                                                   --------------------------
Gross unrealized capital gains                                     $ 1        $ 2        $ 9
Gross unrealized capital losses                                     (9)        (5)        (2)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (8)        (3)         7
Deferred income taxes                                               (2)        (1)         2
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (6)        (2)         5
Balance -- beginning of year                                        (2)         5          1
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(4)       $(7)       $ 4
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2001        2000        1999
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 497       $ 269       $  48
Gross unrealized capital losses                                     (288)       (231)       (472)
Unrealized capital (gains) losses credited to policyholders          (24)        (10)         24
                                                                   -----------------------------
Net unrealized capital gains (losses)                                185          28        (400)
Deferred income taxes                                                 65          10        (140)
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                    120          18        (260)
Balance -- beginning of year                                          18        (260)        183
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 102       $ 278       $(443)
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                             As of December 31, 2001
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,179        26          (3)       1,202
States, municipalities and political subdivisions                        44         4          (1)          47
International governments                                               312        18          (3)         327
Public utilities                                                        994        14         (26)         982
All other corporate, including international                          8,829       266        (129)       8,966
All other corporate -- asset backed                                   5,816       142        (104)       5,854
Short-term investments                                                1,008        --          --        1,008
Certificates of deposit                                                 503        12         (20)         495
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $18,933      $497       $(288)     $19,142
                                                                   --------------------------------------------

                                                                             As of December 31, 2000
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   185      $ 16       $  --      $   201
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                             895        20          (9)         906
States, municipalities and political subdivisions                        79         5          (1)          83
International governments                                               269         7          (8)         268
Public utilities                                                        557         4         (10)         551
All other corporate, including international                          5,816       102        (153)       5,765
All other corporate -- asset backed                                   5,284       112         (39)       5,357
Short-term investments                                                  750        --          --          750
Certificates of deposit                                                 383         3         (11)         375
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,219      $269       $(231)     $14,257
                                                                   --------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2001 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized            Fair
                                                        Cost              Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,516           $ 2,528
Over one year through five years                         6,762             6,856
Over five years through ten years                        5,229             5,277
Over ten years                                           4,426             4,481
                                                      ----------------------------
                                               TOTAL   $18,933           $19,142
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $4.6 billion, $3.0 billion and $3.4 billion, gross realized capital gains of $83, $29 and $153, and gross realized capital losses (including writedowns) of $135, $126 and $160, respectively. Sales of equity security investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $42, $15 and $7, respectively. Sales of equity security investments for the years ended
December 31, 2000 and 1999 resulted in gross realized capital gains of $5 and $2, respectively. There were no realized gains on sales of equity securities for the year ended December 31, 2001. Sales of equity security investments for the years ended December 31, 2001 and 2000 resulted in gross realized capital losses of $17 and $2, respectively. There were no realized capital losses on sales of equity security investments in 1999.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS
The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $5.1 billion at December 31, 2001 and $3.7 billion at December 31, 2000.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2001 and 2000 by derivative type and strategy is as follows:

                                                                                BY DERIVATIVE TYPE
                                                  -------------------------------------------------------------------------------
                                                  December 31, 2000                      Maturities/           December 31, 2001
                                                   Notional Amount    Additions      Terminations (1)(2)        Notional Amount
                                                  -------------------------------------------------------------------------------
        Caps                                            $  577          $   --              $   --                   $  577
        Floors                                             295              --                  --                      295
        Swaps/Forwards                                   2,618           1,553                 869                    3,302
        Futures                                            144             153                 220                       77
        Options                                             75             869                  50                      894
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

                                                                                    BY STRATEGY
                                                  -------------------------------------------------------------------------------
        Liability                                       $  661          $   17              $    1                   $  677
        Anticipatory                                       144             153                 220                       77
        Asset                                            2,764           2,405                 918                    4,251
        Portfolio                                          140              --                  --                      140
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

    (1) During 2001, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

    (2) When terminating certain hedging relationships, the Company will enter into a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. As of December 31, 2001 and 2000, the Company had notional values for offsetting portfolio strategies of $140 and offsetting asset strategies of $879.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2001 and 2000, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2001 and 2000 were as follows:

                                                           2001      2000
                                                         ------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored)                              $ 1        $3
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored -- asset backed)               53         4
                                                         ------------------
                                                           $54        $7
                                                         ------------------

At December 31, 2001 and 2000, Hartford Life Insurance Company had accepted collateral consisting of cash and U.S. Government securities with a fair value of $142 and $252, respectively. At December 31, 2001 and 2000, only cash collateral of $58 and $31, respectively, was recorded on the balance sheet in short-term investments and other liabilities. While Hartford Life Insurance Company is permitted by contract to sell or repledge the noncash collateral, none of the collateral has been sold or repledged at December 31, 2001 and 2000. As of December 31, 2001 and 2000 all collateral accepted was held in separate custodial accounts.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                               2001               2000
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $19,142   $19,142  $14,257   $14,257
  Equity securities                                           64        64       48        48
  Policy loans                                             3,278     3,278    3,573     3,573
  Other investments                                        1,136     1,136      784       785
LIABILITIES
  Other policyholder funds (1)                            15,648    15,514   11,676    11,305
                                                         ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $114.3 billion and $113.7 billion as of December 31, 2001 and 2000, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.2 billion and $104.1 billion as of December 31, 2001 and 2000, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $10.1 and $9.6 billion as of December 31, 2001 and 2000, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $575 and $697 as of December 31, 2001 and 2000, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees and other revenues were $1.2 billion, $1.3 billion, $1.1 billion in 2001, 2000 and 1999, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.4% and 6.6% as of December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $9.8 billion and $9.4 billion in fixed maturities as of December 31, 2001 and 2000, respectively, and $243 of other invested assets as of December 31, 2001. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $37 and $3 in carrying value and $3.2 billion and $3.5 billion in notional amounts as of December 31, 2001 and 2000, respectively.

9. STATUTORY RESULTS

                                For the years ended December 31,
                              ------------------------------------
                               2001           2000           1999
                              ------------------------------------
Statutory net income          $ (485)        $  283         $  151
                              ------------------------------------
Statutory capital and
 surplus                      $2,412         $1,972         $1,905
                              ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2002, without prior regulatory approval, is estimated to be $241.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus.

10. STOCK COMPENSATION PLANS

The Company's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2001 and 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the year ended December 31, 1999, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

11. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in the Company's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $11, $5 and $6 in 2001, 2000 and 1999, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2001, 2000 and 1999.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $4 in 2001, 2000 and 1999, respectively.

12. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2001, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance greater than 10% of stockholder's equity.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $693, $578 and $397 for the years ended December 31, 2001, 2000 and 1999, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2001           2000           1999
                                                                     ------------------------------------
Gross                                                                $3,152         $2,885         $2,660
Reinsurance assumed                                                      79             44             95
Reinsurance ceded                                                      (980)          (723)          (710)
                                                                     ------------------------------------
                                                         NET         $2,251         $2,206         $2,045
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $101 and $119 in 2001, 2000 and 1999, respectively, and accident and health premium of $418, $429 and $430, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 of premium from HLA in 1999. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

13. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing a separate federal income tax return.
Beginning in 2000, the Company was included in The Hartford's consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999. The Company's effective tax rate was 6%, 28% and 35% in 2001, 2000 and 1999, respectively.

Income tax expense (benefit) is as follows:

                                                                      For the years ended December 31,
                                                                     ----------------------------------
                                                                      2001          2000          1999
                                                                     ----------------------------------
Current                                                              $(202)         $121          $(50)
Deferred                                                               246            73           241
                                                                     ----------------------------------
                                          INCOME TAX EXPENSE         $  44          $194          $191
                                                                     ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2001           2000           1999
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $244           $238           $193
Municipal bond and other tax-exempt income                              (60)           (24)            --
IRS audit settlement (See Note 12(c))                                    --            (24)            --
Tax adjustment                                                         (144)            --             --
Other                                                                     4              4             (2)
                                                                       ----------------------------------
                                                       TOTAL           $ 44           $194           $191
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2001            2000
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 737           $ 749
Financial statement deferred policy acquisition costs and
 reserves                                                              (494)           (112)
Employee benefits                                                        12              (1)
Net unrealized capital losses (gains) on securities                    (102)             (9)
Investments and other                                                  (164)           (388)
                                                              -----------------------------
                                                       TOTAL          $ (11)          $ 239
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $144 and $96 as of December 31, 2001 and 2000, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2001.
14. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $55, $56 and $47 in 2001, 2000 and 1999, respectively.

15. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $14 and $9 in 2001, 2000 and 1999, respectively. Future minimum rental commitments are as follows:

2002                   $     15
2003                         13
2004                         13
2005                         13
2006                         13
Thereafter                   41
                       --------
                TOTAL  $    108
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $11, $10 and $9 in 2001, 2000 and 1999, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). In August 2001, the Company recorded a $130 benefit, primarily the result of the favorable treatment of certain tax matters related to separate account investment activity arising during the 1996-2000 tax years. During 2000, the Company recorded a $24 tax benefit as a result of a settlement with the IRS with respect to certain similar tax matters for the 1993-1995 tax years.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examination and other tax related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2001, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $189. These capital commitments can be called by the partnerships during a 3-6 year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

16. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2001        2000        1999
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  2,114    $  2,068    $  1,884
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
  Other                                                         50          69         112
                                                         ----------------------------------
                                         TOTAL REVENUES   $  3,655    $  3,447    $  3,400
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $    867    $    724    $    699
  Individual Life                                              204         142         169
  COLI                                                         352         366         431
  Other                                                         72          94          60
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,495    $  1,326    $  1,359
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PVP
  Investment Products                                     $    413    $    477    $    411
  Individual Life                                              153         127         128
  COLI                                                          --          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    566    $    604    $    539
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $    111    $    150    $    159
  Individual Life                                               54          38          37
  COLI                                                          17          19          15
  Other                                                       (138)        (13)        (20)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $     44    $    194    $    191
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    375    $    354    $    300
  Individual Life                                              106          70          68
  COLI                                                          36          35          28
  Other                                                        129          28         (35)
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    646    $    487    $    361
                                                         ----------------------------------
ASSETS
  Investment Products                                     $106,497    $106,553    $106,352
  Individual Life                                            9,248       6,558       5,962
  COLI                                                      26,835      23,384      20,198
  Other                                                      2,853       2,340       2,453
                                                         ----------------------------------
                                           TOTAL ASSETS   $145,433    $138,835    $134,965
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,392    $  1,447    $  1,313
    Other                                                      722         621         571
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      2,114       2,068       1,884
                                                         ----------------------------------
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
                                                         ----------------------------------

17. QUARTERLY RESULTS FOR 2001 AND 2000 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                       2001      2000      2001      2000      2001      2000      2001       2000
                                     ------------------------------------------------------------------------------
Revenues                               $879      $838      $931      $831      $917      $919      $928     $  859
Benefits, claims and expenses           685       645       746       682       759       730       769        709
Net income                              135       128       129       130       265       129       117        100
                                     ------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                                                    Amount at
                                                         Fair      which shown
                           Type of Investment   Cost     Value   on Balance Sheet
                                               ----------------------------------
FIXED MATURITIES
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)  $   247  $   260      $   260
  U.S. Government and Government agencies and
   authorities (guaranteed and sponsored) --
   asset backed                                  1,179    1,202        1,202
  States, municipalities and political
   subdivisions                                     44       47           47
  International governments                        312      327          327
  Public utilities                                 994      982          982
  All other corporate, including
   international                                 8,829    8,966        8,966
  All other corporate -- asset backed            5,816    5,854        5,854
  Short-term investments                         1,008    1,008        1,008
  Certificates of deposit                          503      495          495
  Redeemable preferred stock                         1        1            1
                                               ----------------------------------
                       TOTAL FIXED MATURITIES   18,933   19,142       19,142
                                               ----------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                      71       64           64
                                               ----------------------------------
                      TOTAL EQUITY SECURITIES       71       64           64
                                               ----------------------------------
 TOTAL FIXED MATURITIES AND EQUITY SECURITIES   19,004   19,206       19,206
                                               ----------------------------------
Policy Loans                                     3,278    3,278        3,278
                                               ----------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                    256      256          256
  Investment in partnerships and trusts            701      721          721
  Futures, options and miscellaneous                84      159          159
                                               ----------------------------------
                      TOTAL OTHER INVESTMENTS    1,041    1,136        1,136
                                               ----------------------------------
                            TOTAL INVESTMENTS  $23,323  $23,620      $23,620
                                               ----------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                     Deferred
                                      Policy      Future      Other                     Earned         Net
                                    Acquisition   Policy   Policyholder   Policy       Premiums     Investment
Segment                                Costs     Benefits     Funds        Fees       and Other       Income
                                    --------------------------------------------------------------------------

2001
Investment Products                   $3,592      $4,211     $11,106      $1,249        $  (2)        $  867
Individual Life                        1,170         506       2,945         555           15            204
Corporate Owned Life Insurance             8         321       4,120         353           12            352
Other                                     --       1,012         241          --           69             72
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,770      $6,050     $18,412      $2,157        $  94         $1,495
                                    --------------------------------------------------------------------------
2000
                                    --------------------------------------------------------------------------
Investment Products                   $3,292      $3,293     $ 8,287      $1,325        $  19         $  724
Individual Life                        1,033         274       1,984         394            9            142
Corporate Owned Life Insurance            --         283       4,645         390            9            366
Other                                     --         978          31          --           60             94
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,325      $4,828     $14,947      $2,109        $  97         $1,326
                                    --------------------------------------------------------------------------
1999
                                    --------------------------------------------------------------------------
Investment Products                   $3,099      $2,744     $ 8,859      $1,148        $  37         $  699
Individual Life                          914         270       1,880         388           17            169
Corporate Owned Life Insurance            --         321       5,244         399           --            431
Other                                     --         997          21          --           56             60
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,013      $4,332     $16,004      $1,935        $ 110         $1,359
                                    --------------------------------------------------------------------------

                                              Benefits,             Amortization
                                      Net     Claims and Insurance  of Deferred
                                    Realized    Claim    Expenses      Policy
                                    Capital   Adjustment    and     Acquisition   Dividends to
Segment                              Losses    Expenses    Other       Costs      Policyholders
                                    -----------------------------------------------------------
2001
Investment Products                   $ --      $  801     $ 415        $413          $ --
Individual Life                         --         330       128         153             2
Corporate Owned Life Insurance          --         514        84          --            66
Other                                  (91)         58        (5)         --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(91)     $1,703     $ 622        $566          $ 68
                                    -----------------------------------------------------------
2000
                                    -----------------------------------------------------------
Investment Products                   $ --      $  686     $ 401        $477          $ --
Individual Life                         --         216        94         127            --
Corporate Owned Life Insurance          --         545        99          --            67
Other                                  (85)         48         6          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(85)     $1,495     $ 600        $604          $ 67
                                    -----------------------------------------------------------
1999
                                    -----------------------------------------------------------
Investment Products                   $ --      $  660     $ 354        $411          $ --
Individual Life                         --         254        87         128            --
Corporate Owned Life Insurance          --         621        62          --           104
Other                                   (4)         39       128          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $ (4)     $1,574     $ 631        $539          $104
                                    -----------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                         Percentage of
                                                     Gross    Ceded to Other   Assumed From      Net         Amount
                                                     Amount     Companies     Other Companies   Amount   Assumed to Net
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2001
Life insurance in force                             $354,961     $170,359         $43,374      $227,976      19.0%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,637     $    486         $    63      $  2,214       2.8%
Accident and health insurance                            515          494              16            37      43.2%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  3,152     $    980         $    79      $  2,251       3.5%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                             $348,605     $145,529         $10,219      $213,295       4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,414     $    271         $    35      $  2,178       1.6%
Accident and health insurance                            471          452               9            28      32.1%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,885     $    723         $    44      $  2,206       2.0%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                             $307,970     $131,162         $11,785      $188,593       6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,212     $    275         $    84      $  2,021       4.2%
Accident and health insurance                            448          435              11            24      45.8%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,660     $    710         $    95      $  2,045       4.6%
                                                    -------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)  Not applicable.

           (3)  (a) Principal Underwriter Agreement.(2)

           (3)  (b) Form of Dealer Agreement.(2)

           (4)  Form of Individual Flexible Premium Variable Annuity
                Contract.(3)

           (5)  Form of Application.(3)

           (6)  (a) Articles of Incorporation of Hartford.(4)

           (6)  (b) Bylaws of Hartford.(5)

           (7)  Form of Reinsurance Agreement.(6)

           (8)  Form of Participation Agreement.(7)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69485, dated December 22, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, filed April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, dated September 3, 1999.

(8) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
       Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(9) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

           (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

           (10) Not applicable.(8)

           (11) No financial statements are omitted.

           (12) Not applicable.

           (13) Not applicable.

           (14) Not applicable.

           (15) Copy of Power of Attorney.

           (16) Organizational Chart.(9)

Item 25. Directors and Officers of the Depositor

NAME                            POSITION WITH HARTFORD
---------------------           ----------------------
David A. Carlson                Vice President
-------------------------------------------------------------------------------------------
Michael B. Cefole               Vice President
-------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Senior Vice President
-------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
-------------------------------------------------------------------------------------------
Timothy M. Fitch                Senior Vice President and Actuary
-------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Senior Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
-------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
-------------------------------------------------------------------------------------------
Susan Hess                      Vice President
-------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
-------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
-------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
-------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President
-------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
-------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
-------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Chief Executive Officer and Chairman of
                                the Board, Director*
-------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
-------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
-------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------------------
Michael J. Roscoe               Vice President
-------------------------------------------------------------------------------------------
David T. Schrandt               Vice President
-------------------------------------------------------------------------------------------
Martin A. Swanson               Vice President
-------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
-------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
-------------------------------------------------------------------------------------------
Eric H. Wietsma                 Vice President
-------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
-------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners


          As of April 30, 2002, there were 269,021 Contract Owners.


Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One
               Hartford Life Insurance Company - Separate Account Two
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
               Hartford Life Insurance Company - Separate Account Ten

               Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate Account One
               Hartford Life and Annuity Insurance Company - Separate Account
               Ten
               Hartford Life and Annuity Insurance Company - Separate Account Three
               Hartford Life and Annuity Insurance Company - Separate Account
               Five
               Hartford Life and Annuity Insurance Company - Separate Account
               Six
               Hartford Life and Annuity Insurance Company - Separate Account Seven
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD


                                               Positions and Offices
               Name                             With Underwriter
               ----                             ----------------
               David A. Carlson                 Vice President
               Bruce W. Ferris                  Vice President
               David T. Foy                     Treasurer, Director
               George R. Jay                    Controller
               Ryan Johnson                     Vice President
               Stephen T. Joyce                 Vice President
               Thomas M. Marra                  President, Chief Executive Officer and
                                                Chairman of the Board, Director
               Christine Hayer Repasy           Senior Vice President, General Counsel
                                                and Corporate Secretary
               John C. Walters                  Executive Vice President, Director


               Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th of July, 2002.


HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO

      (Registrant)

By:   Thomas M. Marra                     *By: /s/ Marianne O'Doherty
      ---------------------------------       ------------------------------
      Thomas M. Marra, Chief Executive             Marianne O'Doherty
      Officer and Chairman of the                  Attorney-in-Fact
      Board, President*

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

By:  Thomas M. Marra
    ------------------------------------
      Thomas M. Marra, Chief Executive
      Officer and Chairman of the
      Board, President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.


David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,               ----------------------
     Director*                                            Marianne O'Doherty
John C. Walters, Executive Vice President,                Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,        Date: July 10, 2002
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-69485

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(15)   Copy of Power of Attorney.